Exception Grades
Run Date - 10/9/2018 3:56:27 PM
																					Rating Agency Grades
AMC Loan ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
200731261	07/27/2016	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Other not provided		Interest Only Rider missing		Reviewer Comment (2016-08-31): Mortgage does not indicate a rider was present. Clearing exception. Seller Comment (2016-08-31): 8.30.16 Seller response - FNMA does not require Riders on Fixed Rate IO transactions, only on ARM's.	08/31/2016			1	A	11/XX/2015	CA	Second Home	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/05/2015)							2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	LE disclosure(s) was issued on the "With Seller" form, and Final CD disclosure(s) was issued on the "Without Seller" form.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Subsequent Changes	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 11/30/2015 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/11/30/2015)	Erroneous- Note reflects Fixed Interest rate loan with 120 months interest only period. There is no subsequent changes which the CD properly reflects.		Reviewer Comment (2016-07-29): Note reflects Fixed Interest rate loan with 120 months interest only period. There is no subsequent changes which the CD properly reflects.		07/29/2016		2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/30/2015 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/30/2015)	Final Closing Disclosure reflects closing date of 11/XX/2015; actual consummation date is 12/XX/2015.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/30/2015 incorrectly disclosed whether the loan contains a Demand Feature. (Final/11/30/2015)	Closing Disclosure dated 11/30/2015 Demand Feature section is blank.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/30/2015 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/44927)	Closing Disclosure reflects estimated total monthly payment of $2,793.22; calculated total monthly payment for interest only term is $2,190.94.		Reviewer Comment (2016-08-31): TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable Seller Comment (2016-08-31): 8.30.16 Seller response - Agree, both the CD and the Note have the fully amortized payment reflected as the payment for the first 120 IO months.				3	C	11/XX/2015	CA	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Min Payment Compare Loan Term P&I	TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on 11/30/2015 disclosed minimum principal and interest payment that does not match payment disclosed in Loan Terms table. (ProjSeq:1/44927)	Closing Disclosure reflects estimated total monthly payment of $2,793.22; calculated total monthly payment for interest only term is $2,190.94.		Reviewer Comment (2016-08-31): TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable Seller Comment (2016-08-31): 8.30.16 Seller response - Agree, both the CD and the Note have the fully amortized payment reflected as the payment for the first 120 IO months.				3	C	11/XX/2015	CA	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/30/2015 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/11/30/2015)
Reviewer Comment (2016-09-01): Note lists I/O payments as fully amortized amount, CD lists payment as the fully amortized but payment stream 1 shows I/O amount. Exception is for Monthly Principal and Interest Payment disclosed on Page 1 of the Final CD under "Loan Terms" section reflecting incorrect payment amount. CD reflects $2,793.22 as opposed to $2,190.94 (INITIAL monthly payment). 1026.38(b) refers to 1026.37(b) which provides the INITIAL periodic payment due under the legal obligation must be disclosed (not the fully amortized payment due at a later time after adjustments under the Note terms). Initial payment due under Note terms is the IO amount of $2,190.94. Per 1026.37(b)(3) Principal and interest payment. The INITIAL periodic payment amount that will be due under the terms of the legal obligation, labeled “Principal & Interest,” Also see CFPB example of a completed CD with IO period reflecting INITIAL IO payment in loans terms section: http://files.consumerfinance.gov/f/201403_cfpb_loan-estimate_interest-only-adjustable-rate-loan-sample-H24C.pdf TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable

 Seller Comment (2016-08-31): 8.30.16 Seller response - Disagree, payment after IO period is $2,793.22 as reflected on CD.
														3	C	11/XX/2015	CA	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/30/2015 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/44927)
Reviewer Comment (2016-09-01): Note lists I/O payments as fully amortized amount, CD lists payment as the fully amortized but payment stream 1 shows I/O amount. This exception was cited because Initial Payment in column 1 of PPT does not match the initial payment in the Monthly Principal and Interest Payment disclosed on Page 1 of the Final CD under "Loan Terms" section. See response for related exception above. Monthly Principal and Interest Payment disclosed on Page 1 of the Final CD under "Loan Terms" section reflects $2,793.22 as opposed to $2,190.94 (INITIAL monthly payment). TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable

 Seller Comment (2016-08-31): 8.30.16 Seller response - Disagree, payment after IO period is $2,793.22 as reflected on CD.
														3	C	11/XX/2015	CA	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/30/2015 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/30/2015)	Disclosure does not reflect an amount for Closing Costs Financed, but this should be $10,103.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Change - Loan Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/30/2015 incorrectly disclosed whether there was a change in Loan Amount. (Final/11/30/2015)	Closing Disclosure reflects loan amount change from $520,000 to $513,000, however Did this Change is answered No.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	07/27/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Change - Total Closing Costs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/30/2015 incorrectly disclosed whether there was a change in the Total Closing Costs. (Final/11/30/2015)	Closing Disclosure reflects change in Total Closing Costs from ($12,983) to ($12,522.49), however Did this Change is answered No.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731261	08/31/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Interest Only Until	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/30/2015 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/11/30/2015)			Reviewer Comment (2016-08-31): Final CD correctly reflects Includes only interest and no principal until Year 11	08/31/2016			1	A	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731268	07/29/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/22/2016)							2	B	4/XX/2016	CA	Primary	Refinance - Rate/Term		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
200731268	07/29/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/10/23/2015)							2	B	4/XX/2016	CA	Primary	Refinance - Rate/Term		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
200731268	07/29/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	LE disclosures and initial CD disclosure(s) was issued on the "With Seller" form, and final CD disclosure(s) was issued on the "Without Seller" form.						2	B	4/XX/2016	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
200731268	07/29/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 3/31/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/31/2016)	Final Closing Disclosure reflects Closing Costs Financed on page 3 as blank.		Reviewer Comment (2016-08-31): 8.30.16 Seller response states total closing costs are disclosed, however this is not the missing field identified in exception. Closing Costs Financed(Paid from your Loan Amount) located on bottom line of Calculating cash to Close table is blank and must be completed to cure the exception. Seller Comment (2016-08-31): 8.31.16 Seller response - Disagree, Total Closing Costs are reflected as $16,074.32 on page 3 of CD dated 03/31/2016.				3	C	4/XX/2016	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
200731268	07/29/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 3/31/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/03/31/2016)	Final CD dated 03/31/2016 reflects there will not be an escrow account on page 4 however it does not specify the reason escrows are being waived.		Reviewer Comment (2016-09-26): Seller provided a post consummation CD dated 9/15/16 correcting this error and an LOE to the borrower. Exception Cured. Reviewer Comment (2016-08-30): Letter of Explanation & Corrected Closing Disclosure within 60 days of discovery. Seller Comment (2016-08-30): Agree, we were not previously reviewing for the additional boxes to be checked. This is now in procedures of CD review. Galton would like AMC's opinion on acceptable cure.		09/26/2016		2	B	4/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
200731268	08/11/2016	Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		TAPE ISSUE: Lender's tape reflects Non-QM, but TPR's testing results in a designation of Higher Priced QM. Origination docs (Mavent Report/Income and Debt Worksheet) reflect Higher Priced Qualified Mortgage, which aligns with TPR's assessment. However, Edgemac Individual Loan Summary reflects Non-QM. Loan is not I/O and DTI does not exceed 43%. Borrowers are wage earners with all required documentation present.		Reviewer Comment (2016-10-03): Seller provided affirmation that their internal systems have been updated to align with AMC's findings. Exception cleared. Seller Comment (2016-08-30): Data tape being reviewed.	10/03/2016			1	A	4/XX/2016	CA	Primary	Refinance - Rate/Term		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
200731323	08/02/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $450.00. (7506)			Reviewer Comment (2016-08-04): Cured with $25.00 lender credit at closing.		08/04/2016		2	B	4/XX/2016	FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200731323	08/04/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/29/2016)							2	B	4/XX/2016	FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200731323	08/04/2016	Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Missing Seller's Closing Disclosure.								2	B	4/XX/2016	FL	Second Home	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845380	08/31/2016	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	B	8/XX/2015	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845387	09/01/2016	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-06): Seller provided recorded DOT, exception cleared. Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/06/2016			1	A	6/XX/2015	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845387	09/01/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/10/2015)							2	B	6/XX/2015	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845387	09/01/2016	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.							2	B	6/XX/2015	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845387	09/07/2016	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	6/XX/2015	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845387	09/07/2016	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
Reviewer Comment (2016-12-01): Lender provided copy of prior Note reflecting XXX as the original Creditor, Exception is cleared.

Seller Comment (2016-10-04): Agree with AMC; will request remediation from the Seller.

Seller Comment (2016-10-04): Per seller's counsel: Federal appellate courts are split on the issue of whether using Model Form H-8 instead of Model Form H-9 in a same-creditor refinance is a TILA violation which may give rise to civil liability and an extended right to rescind.  The Fourth Circuit doesn’t appear to have weighed in, but there is a lower court decision in California which has held that using the wrong model form is a violation.  See Gibbons v. Interbank Funding Group, 208 F.R.D. 278, 282–283 (N.D. Cal. 2002).

Reviewer Comment (2016-09-26): Defect exists. Exception remains.

 Seller Comment (2016-09-26): Right to Cancel form version is not part of EdgeMAC's compliance review.
											12/01/2016			1	A	6/XX/2015	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200845387	09/07/2016	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 06/05/2015 Changed Circumstance not provided for GFE dated 06/05/2015 from GFE dated 03/19/2015	The changed circumstances form does not identify what changed.						2	B	6/XX/2015	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925984	10/03/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/16/2016)							2	B	7/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925984	10/03/2016	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of Non QM Fail.			Reviewer Comment (2018-06-13): Business license in file confirms third party verification. Exception cleared. Buyer Comment (2018-05-31): Disagree. The file contains a business license for evidence of self employment. Reduced Doc 1 year tax returns.	06/13/2018			1	A	7/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925984	10/03/2016	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records.	Missing YTD P&L and CPA letter.		Reviewer Comment (2018-06-13): Business license in file confirms third party verification. Exception cleared. Buyer Comment (2018-05-31): Reduced doc 1 year tax returns Buyer Comment (2018-05-31): Disagree. The file contains a business license for evidence of self employment.	06/13/2018			1	A	7/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925984	10/03/2016	Compliance	Compliance	Federal Compliance	Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2018-06-13): Business license in file confirms third party verification. Exception cleared.	06/13/2018			1	A	7/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925984	10/03/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $600.00. (7506)	Fee disclosed as $600.00 on all Loan Estimates, but disclosed as $675.00 on Final Closing Disclosure.		Reviewer Comment (2016-10-05): This was cured at settlement		10/05/2016		2	B	7/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925984	06/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/05/2015)							2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	LE disclosure(s) was issued on the "With Seller" form, and Final CD disclosure(s) was issued on the "Without Seller" form.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/30/2015 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/30/2015)	Final Closing Disclosure reflects closing date of 11/XX/2015; actual consummation date is 12/XX/2015.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/30/2015 incorrectly disclosed whether the loan contains a Demand Feature. (Final/11/30/2015)	Closing Disclosure dated 11/XX/2015 Demand Feature section is blank.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Interest Only Until	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/30/2015 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/11/30/2015)			Reviewer Comment (2016-10-11): Final CD correctly reflects Includes only interest and no principal until Year 11		10/11/2016		2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/30/2015 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/11/30/2015)
Reviewer Comment (2016-10-11): Defect was initially reported by TPR on 7/27/2016. The 60 day window from discovery has elapsed.

Reviewer Comment (2016-10-11): Note lists I/O payments as fully amortized amount, CD lists payment as the fully amortized but payment stream 1 shows I/O amount. Exception is for Monthly Principal and Interest Payment disclosed on Page 1 of the Final CD under "Loan Terms" section reflecting incorrect payment amount. CD reflects $2,793.22 as opposed to $2,190.94 (INITIAL monthly payment). 1026.38(b) refers to 1026.37(b) which provides the INITIAL periodic payment due under the legal obligation must be disclosed (not the fully amortized payment due at a later time after adjustments under the Note terms). Initial payment due under Note terms is the IO amount of $2,190.94. Per 1026.37(b)(3) Principal and interest payment. The INITIAL periodic payment amount that will be due under the terms of the legal obligation, labeled “Principal & Interest,” Also see CFPB example of a completed CD with IO period reflecting INITIAL IO payment in loans terms section: http://files.consumerfinance.gov/f/201403_cfpb_loan-estimate_interest-only-adjustable-rate-loan-sample-H24C.pdf TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable

 Seller Comment (2016-10-11): Disagree, payment after IO period is $2,793.22 as reflected on CD.
														2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/30/2015 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/30/2015)	Disclosure does not reflect an amount for Closing Costs Financed, but this should be $10,103.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Change - Loan Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/30/2015 incorrectly disclosed whether there was a change in Loan Amount. (Final/11/30/2015)	Closing Disclosure reflects loan amount change from $520,000 to $513,000, however Did this Change is answered No.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940068	10/11/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Change - Total Closing Costs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/30/2015 incorrectly disclosed whether there was a change in the Total Closing Costs. (Final/11/30/2015)	Closing Disclosure reflects change in Total Closing Costs from ($12,983) to ($12,522.49), however Did this Change is answered No.						2	B	11/XX/2015	CA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940075	10/11/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/22/2016)							2	B	4/XX/2016	CA	Primary	Refinance - Rate/Term		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
200940075	10/11/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/10/23/2015)							2	B	4/XX/2016	CA	Primary	Refinance - Rate/Term		C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	No
200940075	10/11/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	LE disclosures and initial CD disclosure(s) was issued on the "With Seller" form, and final CD disclosure(s) was issued on the "Without Seller" form.						2	B	4/XX/2016	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
200940075	10/11/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 3/31/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/31/2016)	Final Closing Disclosure reflects Closing Costs Financed on page 3 as blank.
Reviewer Comment (2018-06-26): Please disregard original comment stating "Final Closing Disclosure reflects Closing Costs Financed on page 3 as blank." This was a typo and not the issue.  Please see last comment - Re-reviewed in response to seller's comment received today. Unable to clear exception. Diligence comment updated as follows: Audited Finance Charge of $1,099,144.12 exceeds Closing Disclosure Finance Charge of $1,098,894.12 + 35 by $250.00. Variance appears to be due to the Subordination Fee of $250.00 not being included in lender's finance charge calculations.

Buyer Comment (2018-05-31): MD 5/31/18, Needs re-reviewed. AMC is mixing two different parts of the closing disclosure in this exception. The exception is referencing the "disclosed finance charge" however the details of the exception clearly indicate that AMC is questioning why the lender did not disclose an amount in "closing cost financed" in the Calculating Cash to Close table. Prior response on 12/1/16 is still applicable. The loan amount, minus total payoffs and payments yield a negative number, meaning the borrower had to come to closing with cash, so there would be no closing costs being financed into the transaction.

Reviewer Comment (2016-12-01): Re-reviewed in response to seller's comment received today. Unable to clear exception. Diligence comment updated as follows: Audited Finance Charge of $1,099,144.12 exceeds Closing Disclosure Finance Charge of $1,098,894.12 + 35 by $250.00. Variance appears to be due to the Subordination Fee of $250.00 not being included in lender's finance charge calculations.

Seller Comment (2016-12-01): There were no closing costs financed with the loan as it is a rate/term and the borrower had to come with with cash to close greater than the total amount of closing costs.   There were no closing costs financed.

Reviewer Comment (2016-10-11): Seller response states total closing costs are disclosed, however this is not the missing field identified in exception.  Closing Costs Financed(Paid from your Loan Amount) located on bottom line of Calculating cash to Close table is blank and must be completed to cure the exception.

 Seller Comment (2016-10-11): Disagree, Total Closing Costs are reflected as $16,074.32 on page 3 of CD dated 03/31/2016.
														3	C	4/XX/2016	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
200940075	10/11/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 3/31/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/03/31/2016)	Final CD dated 03/31/2016 reflects there will not be an escrow account on page 4 however it does not specify the reason escrows are being waived.		Reviewer Comment (2016-10-11): Seller provided a post consummation CD dated 9/15/16 correcting this error and an LOE to the borrower. Exception Cured.		10/11/2016		2	B	4/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Higher Priced QM	Higher Priced QM	Yes
200940109	10/11/2016	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.01400% or Final Disclosure APR of 6.01700% is in excess of allowable threshold of APOR 3.72% + 1.5%, or 5.22000%. Non-Compliant Higher Priced Loan.							2	B	3/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940109	10/11/2016	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.	Identified as HPML on lender's compliance testing. Subject transaction is a purchase. Property was last sold on 10/1/15 for $230,500, and the current contract was entered into on 2/25/16 for $317,000. This results in an increase of $86,500 or 37.5%. A second independent appraisal was not obtained, Non-Compliant HPML.						2	B	3/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940109	10/11/2016	Compliance	Compliance	State Compliance	State HPML	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 6.01400% or Final Disclosure APR of 6.01700% is in excess of allowable threshold of APOR 3.72% + 1.5%, or 5.22000%. Compliant Higher Priced Loan.							2	B	3/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940109	10/11/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 3/29/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/03/29/2016)	Monthly amount reflects $29.00, however prepaid homeowner's insurance reflects $356.15, should be $348.00.						2	B	3/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940130	09/29/2016	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/29/2016)							2	B	4/XX/2016	FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940130	09/29/2016	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence	TRID Final Closing Disclosure 4/18/2016 on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/18/2016)							2	B	4/XX/2016	FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940130	09/29/2016	Compliance	Compliance	Federal Compliance	TRID Defect	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $475.00 exceeds tolerance of $450.00. (7506)			Reviewer Comment (2016-09-29): Cured at closing		09/29/2016		2	B	4/XX/2016	FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202010971	07/18/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/22/2016)			Reviewer Comment (2017-08-14): please provide evidence of receipt of final version of report dated 9/22/16 to clear exception. Seller Comment (2017-08-14): MD - Page 1 of appraisal upload shows borrower acknowledgement of receipt of appraisal on 8/16/16, which was more than 3 days prior to closing. Uploaded appraisal report for review by AMC				2	B	10/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202010989	07/19/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	VOEs for both borrowers' current job does not specify start date and prior job is missing VVOE. Unable to determine if job gap is 30 days or more. No LOE was provided.
Reviewer Comment (2017-11-24): Submission as Non-QM was provided.  Based on adjusted lender's QM designation, the loan meets requirements.

Buyer Comment (2017-11-17): Change to non-QM

Reviewer Comment (2017-10-19): QM requirements supersede guidelines.  Please provide evidence of the pay period connected to 7/1/16 or 6/15/16 deposits in BOA checking account please.  Although it appears the borrower was employed at within 1 month of starting new job 7/1/16, bank statements are not sufficient as employment verification.

Buyer Comment (2017-10-19): Disagree.  Per Galton guidelines in regards to income verification requirements, a complete 2 year history of employment and/or source of income must be stated on the 1003 application.  The 1003 application does not reflect a job gap, and documentation in the file reflects payroll deposits for previous employment and current employment with no 30 day gap.

Reviewer Comment (2017-10-12): There is no evidence of end date of prior employment.  Seller provided bank statement showing deposits, however there is no indication of pay period on the deposits.  Please provide paystub or VVOE from prior employment to support no gaps in history.  Additionally, these docs must be prior to close to cure QM exception.

 Buyer Comment (2017-10-11): Disagree. There is no gap in employment for either borrower. The signed initial and final application indicate an end date of 7/15/2016 for both borrowers. The file contains pay stubs from the prior employer and new employer for the borrower showing no gap in employment - last pay stub for prior employer is 7/24/2016 and first pay stub from new employer is 8/1/2016. The file contains bank statement showing evidence the co-borrower received income deposits from his prior employer through 7/1/2016 and a pay stub from his new employer dated 7/15/2016.
											11/24/2017			1	A	10/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202010989	07/19/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	VOEs for both borrowers' current job does not specify start date and prior job is missing VVOE. Unable to determine if job gap is 30 days or more. No LOE was provided.
Reviewer Comment (2017-10-12): Borrower was employed with no gaps per paystubs in file.

 Buyer Comment (2017-10-11): Disagree. There is no gap in employment for either borrower. The signed initial and final application indicate an end date of 7/15/2016 for both borrowers. The file contains pay stubs from the prior employer and new employer for the borrower showing no gap in employment - last pay stub for prior employer is 7/24/2016 and first pay stub from new employer is 8/1/2016. The file contains bank statement showing evidence the co-borrower received income deposits from his prior employer through 7/1/2016 and a pay stub from his new employer dated 7/15/2016.
											10/12/2017			1	A	10/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202010989	07/19/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/05/2016)							2	B	10/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202010989	07/19/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2017-11-24): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. Buyer Comment (2017-11-17): Change to non-QM.	11/24/2017			1	A	10/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202010989	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 10/25/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/25/2016)			Reviewer Comment (2017-12-27): PC CD exceeded 60 days from discovery and $150 refund was not correctly reflected on pages 2 and 3 of PC CD. Reviewer Comment (2017-12-27): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception however time has expired on 60 days.. Buyer Comment (2017-12-27): MD 12/27, recvd PCCD showing seller paid fees in the amount of $56,680. Uploaded for review				2	B	10/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202010989	07/19/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/25/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/25/2016)							2	B	10/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202010989	07/19/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	B	10/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202010989	07/19/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)
Reviewer Comment (2018-03-12): Cure remains >60 days from disclosure.  Exception remains.

Buyer Comment (2018-01-30): lender submitted corrected PCCD with lender cure language. Uploaded PCCD and email confirmation of LOE for review

Reviewer Comment (2018-01-09): Corrected PC CD was provided to accompany previous refund, however CD issued 12/29/17 is outside 60 days from initial discovery 7/19/17.

Buyer Comment (2018-01-08): MD 1/8/18, received a new PCCD with the correct cure language. Uploaded for review.

Reviewer Comment (2017-12-27): PC CD exceeded 60 days from discovery and $150 refund was not correctly reflected on pages 2 and 3 of PC CD.

Buyer Comment (2017-12-27): MD 12/27, recvd PCCD, LOE, POD and copy of check showing lender cure on 12/20 for $150

 Reviewer Comment (2017-08-23): Closing CD was provided as stip, however it had no changes.
														2	B	10/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202011002	07/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202011002	07/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/24/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/24/2016)							2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011002	07/15/2017	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Reviewer Comment (2017-08-21): Evidence of earlier receipt was provided. Seller Comment (2017-08-21): See attached screenshot showing explanation that the ARM disclosure was part of initial disclosure package on 7/22/2016.	08/21/2017			1	A	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202011002	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/24/2016 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/10/24/2016)	Life floor on Note is margin of 2.5%, life floor on CD is 2.25%.		Reviewer Comment (2017-09-28): PC CD along with LOE was provided to borrower.		09/28/2017		2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011002	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/24/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/226496)	Life floor on Note is margin of 2.5%, life floor on CD is 2.25%.
Reviewer Comment (2018-06-26): The 130(b) TIL cure provisions state the following:
(b) Correction of errors - A creditor or assignee has no liability under this section or section 1607 of this title or section 1611 of this title for any failure to comply with any requirement imposed under this part or part E, if within sixty days after discovering an error, whether pursuant to a final written examination report or notice issued under section 1607(e)(1) of this title or through the creditor’s or assignee’s own procedures, and prior to the institution of an action under this section or the receipt of written notice of the error from the obligor, the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower.

Buyer Comment (2018-04-11): SMS 4/11/18, following up on last comment from AMC on 1/5/18.

Reviewer Comment (2018-01-05): Escalated for further review

Buyer Comment (2017-12-27): Can AMC provide the basis/regulation they are using to determine the 60 day window to allow for reopening ROR?

Reviewer Comment (2017-12-27): New ROR was provided dated 10/24/16, however this exceeds 60 days from discovery 7/31/17.

Buyer Comment (2017-12-21): MD 12/21/17, received documentation from lender that they re-issued the RTC and delviered to the borrower electronically on 12/15 with an updated ROR until 12/19/17. uploaded docs for review

 Reviewer Comment (2017-09-28): PC CD along with LOE was provided to borrower, however due to payment stream changes, new rescission/evidence of delivery is also required.  Exception will not be cured until expiration of new ROR period.
														3	C	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011002	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/24/2016 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/226497)	Life floor on Note is margin of 2.5%, life floor on CD is 2.25%.		Reviewer Comment (2017-12-27): New ROR was provided dated 12/XX2017, however this exceeds 60 days from discovery 7/31/17. Buyer Comment (2017-12-21): MD 12/21/17, received documentation from lender that they re-issued the RTC and delviered to the borrower electronically on 12/XX with an updated ROR until 12/XX/17. uploaded docs for review Reviewer Comment (2017-09-28): PC CD along with LOE was provided to borrower, however due to payment stream changes, new rescission/evidence of delivery is also required. Exception will not be cured until expiration of new ROR period.				3	C	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011002	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/24/2016 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/226498)	Life floor on Note is margin of 2.5%, life floor on CD is 2.25%.		Reviewer Comment (2017-12-27): New ROR was provided dated 12/19/17, however this exceeds 60 days from discovery 7/31/17. Buyer Comment (2017-12-21): MD 12/21/17, received documentation from lender that they re-issued the RTC and delviered to the borrower electronically on 12/15 with an updated ROR until 12/19/17. uploaded docs for review Reviewer Comment (2017-09-28): PC CD along with LOE was provided to borrower, however due to payment stream changes, new rescission/evidence of delivery is also required. Exception will not be cured until expiration of new ROR period.				3	C	10/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202011002	07/20/2017	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	ARM Error: Initial Rate Minimum was not provided		Note incorrect. At first adjustment, rate can go as low as 2.250% yet Life Floor is the Margin at 2.500%.		Reviewer Comment (2018-09-18): Exception reset as Compliance exception. Reviewer Comment (2017-12-27): The note is incorrect since life floor is higher than floor at 1st adjustment. Buyer Comment (2017-12-21): The Note was correct. The lender corrected the CD minimum interest rate error with a PCCD on 9/8/17.	09/18/2018			1	A	10/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202011002	09/18/2018	Compliance	Compliance	Miscellaneous Compliance	Compliance	Miscellaneous Compliance: Non-Material Compliance Exception:		Note incorrect. At first adjustment, rate can go as low as 2.250% yet Life Floor is the Margin at 2.500%.						2	B	10/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202011031	07/20/2017	Credit	Assets	Asset Documentation	Assets	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX / End Date: 09/30/2016 // Account Type: 401(k)/403(b) Account / Account Number: XXXX	Only 1 month asset statement has been provided (9/1/16-9/30/16). Guidelines require 2 months.
Reviewer Comment (2017-11-10): Cleared as non-material per client.

 Buyer Comment (2017-11-10): The file does contain a one month asset statement, however, the statement is from the borrower’s 401K retirement account with her employer and being utilized for reserves and not cash to close.  The prior balance as of 8/31 shows $34,387.74 and as of 9/30 $35,000.84.   A 401K Retirement account is typically not an account that one would transfer money in and out off, rather, contributions are made from the borrower’s earnings hence the reason why most retirement statements are issued quarterly rather than monthly.  The borrower has been with employer for over 10 years.  This exception is non-material.  Please clear.”
											11/10/2017			1	A	11/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011031	07/20/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/29/2016 did not disclose number of months for Property Tax under Prepaids. (Final/11/29/2016)							2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011031	07/20/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/29/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/11/29/2016)	Checkbox is not marked on page 4 to indicate why there is not an escrow account established.
Reviewer Comment (2017-10-10): Seller provided PC CD, however remediation requires Letter of Explanation & Corrected Closing Disclosure.  The LOE was not provided.  Exception remains.

Buyer Comment (2017-10-09): MD 10/9/17, received 12/5/16 PCCD showing correction of no escrow on page 4. Uploaded to AMC for review

Reviewer Comment (2017-10-06): Seller provided PC CD, however remediation requires Letter of Explanation & Corrected Closing Disclosure.  The LOE was not provided.  Exception remains.

Buyer Comment (2017-10-05): Uploaded PC CD for AMC to review.

 Reviewer Comment (2017-09-29): Seller comments indicate a PC CD cured exception, however PC CD was not provided in file or trailing docs.  Exception remains.
														2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011031	07/20/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/29/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/29/2016)	Final CD shows $7,501.38 in Closing Costs Financed, but actual amount is $7,041.38. Lender's figure did not take the "Closing Costs Paid Before Closing" amount of $460.00 into account.						2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011031	07/24/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing copy of the actual rate lock.						2	B	11/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011031	07/24/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $175.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)	Missing copy of the actual rate lock.				07/24/2017		1	A	11/XX/2016	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011051	07/24/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/20/2016 did not disclose number of months for Property Tax under Prepaids. (Final/12/20/2016)	Line 4 of Section F, number of months is blank.						2	B	12/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011051	07/24/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/20/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/20/2016)							2	B	12/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011051	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/16/2016)			Reviewer Comment (2017-09-12): Evidence of earlier receipt provided. Seller Comment (2017-09-12): MD - Proof in file that borrower received and and viewed the initial CD electronically on issuance date of 12/XX/16, which meets the requirement of received 3 business days before consummation. Uploaded to AMC for review.	09/12/2017			1	A	12/XX/2016	FL	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011051	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $450.00 exceeds tolerance of $400.00. Insufficient or no cure was provided to the borrower. (75174)	Survey Fee disclosed as $400.00 on LE dated 11/30/2016, but disclosed as $450.00 on Final Closing Disclosure.		Reviewer Comment (2017-09-21): Seller provided survey invoice dated 11/9/16 to verify COC, however the fee was increased on 12/16/16 CD, outside of 3 days from change. Exception remains.				2	B	12/XX/2016	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011051	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $429.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7564)	Fee was not disclosed on Loan Estimate dated 11/30/2016.		Reviewer Comment (2018-01-05): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping. This is the appropriate documentation required to cure the exception however this is outside 60 days of discovery. Buyer Comment (2018-01-04): MD 1/3/18, received updated PCCD reflecting lender cure of $429.25, along with LOE, POD and refund check to cure condition 3829138				2	B	12/XX/2016	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011051	07/26/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 12/20/2016 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/12/20/2016)	Closing Disclosure reflects a fee in section B as “Title-Other”.						2	B	12/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011051	09/29/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-11-07): Disaster inspection provided. Buyer Comment (2017-11-06): FEMA disaster inspection uploaded.	11/07/2017			1	A	12/XX/2016	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011139	07/24/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/09/2016)							2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011139	07/24/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.			Reviewer Comment (2017-12-18): The Non-QM designation is appropriate when the remaining ATR exception is an EV2-B for lacking negative income documentation. Buyer Comment (2017-12-14): ATR fail should be waived since Galton granted an exception based on compensating factors. Loan is non-QM.	12/18/2017			1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011139	07/24/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship employment status using reasonably reliable third-party records.	No 3rd party verification of borrower's business provided in file; only loss considered. Missing YTD Profit and loss
Reviewer Comment (2017-12-18): Minor loss included in DTI considerations.  Regraded to EV2-B

Buyer Comment (2017-12-18): Loan should not have an ATR fail, income was not used for this business, only a small loss that was included in the qualifying ratio.

Reviewer Comment (2017-12-14): Waived per client

Buyer Comment (2017-12-13): Please waive exception. No income was used for borrower, just a $250 monthly loss. Borrower is not self-employed and has been on the job since 2000. All income comes from the co-borrower and rental properties.

Reviewer Comment (2017-09-15): Seller comment and borrower loe both state borrower is not self-employed, however 2014/2015 1040s both list schedule C self-employed loss for business called XXX.  Exception remains.

 Seller Comment (2017-09-15): Disagree.   See the borrower’s letter provided in the file, which clearly states borrower is not self employed, and does not have business license.  XXX was acquired by XXX, who reclassified the borrower’s status from employee to consultant.
													12/14/2017	2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011139	07/24/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/23/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/23/2017)	Consummation date of 01/XX/2017. Final Closing Disclosures reflects a closing date of 01/XX/2017. Post closing Disclosure dated 02/06/2017 amends closing date to 01/XX/2017.		Reviewer Comment (2017-10-04): LOE was provided for PC CD.		10/04/2017		1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011139	07/24/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/23/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/23/2017)							2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011139	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,447.50 exceeds tolerance of $6,471.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount points disclosed as $6,471 on LE dated 12/01/2016, but disclosed as $8,447.50 on final Closing Disclosure.		Reviewer Comment (2017-09-25): Per email documentation provided, a waiver was granted on this violation. Exception updated as such. Reviewer Comment (2017-09-12): Per response, referring this to client for final disposition. Seller Comment (2017-09-12): MD - Compliance intially launched a condition for this tolerance violation and the "black hole" that occurred when the lender used an re-disclosed CD to rebaseline the loan. Galton waived the black hole condition, so there is no cure. Uploaded COC for change is points and email from Galton waiving black hole/ tolerance violation.			09/25/2017	2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011139	07/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $500.00 exceeds tolerance of $250.00. Insufficient or no cure was provided to the borrower. (7517)	Certification fee disclosed as $250.00 on LE dated 12/01/2016, but disclosed as $500 on Final Closing Disclosure.						2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011139	07/24/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2017, prior to three (3) business days from transaction date of 01/XX/2017.	Right to cancel expires on 01/XX/2017 with an eligible disbursement date of 01/XX/2017. Final Closing Disclosure reflects a closing date of 01/XX/2017 and a disbursement date of 01/XX/2017.
Reviewer Comment (2017-10-02): LOE and final HUD provided to verify actual funding date.

Buyer Comment (2017-09-29): MD 9/29/17 - uploaded LOE and final HUD 1 to support 1/XX/17 disbursement to AMC

Reviewer Comment (2017-09-12): A PC CD which was also in file was provided, please provide LOE to borrower required for amended CD as well as evidence of the date of funding such as final settlement statement.

 Seller Comment (2017-09-12): MD - The loan dispursed on 1/XX as indicated on latest PCCD in file dated 2/6/1. Compliance reviews the intrest from date to determin true dispursment and does not consider wire instruction for dispursement timing. Uploading PCCD to AMC for review.
												10/02/2017		2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011139	07/26/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/01/XX/2017)	Note contains assumption language						2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202011139	07/26/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.16374% exceeds Guideline total debt ratio of 50.00000%.	Lender calculated income for co-borrower of $9,434.82 using 1 year plus YTD. Re-calculated income using 1 year plus YTD is $9285.63.	38% LTV < 80% guideline max 793 representative FICO score > 720 guideline minimum 98 months reserves > 12 months guideline minimum
Reviewer Comment (2017-12-14): Per client, waive exception.

Buyer Comment (2017-12-13): Please waive exception. Co-borrower's income has increased year over year (2014, 2015, and 2016)  so an average of YTD income is more representative of the monthly income. Paystubs are in the file through 11/25/2016 which support a monthly base of $10,487.01. A more conservative average was used to qualify the borrower. Co-borrower also has OT and Bonus income that was not used in qualifying.

Reviewer Comment (2017-10-24): Per seller's comment, they qualified borrower on hourly*61*26/12, however borrower does not have a fixed schedule.  Hours were variable on paystubs and did not match VOE scheduled hours.  Subsequently, an average of YTD and prior year would be required.  Current increasing income used by lender is least conservative.

Buyer Comment (2017-10-23): If borrower only worked 61 hours every two weeks, the base income would be $9,751.26/month, which is supported by the year to date in 2016.  Edgemac used this income in qualifying.   Borrower has 9 years with employer per 1003 in file.  Income increasing from previous years.

Reviewer Comment (2017-10-17): Seller response used 2016 income to support income used for qualification.  The borrower's WVOE states borrower works 40 hours per week which is not accurate based on base pay on WVOE as well as multiple paystubs with hours from 61 to 66.  Based on variable income, a YTD plus 2015 average was used.  $114,097(16) and $97,615(15)/22.8 results in qualifying income of $9285 monthly.

 Buyer Comment (2017-10-16): Disagree.  Initial package included paystub with a period ending 09/02/2016 reflecting 61 hours at $73.78 per hour, which equates to $9,751.26 per month.  WVOE dated in file dated 10/12/2016 with year to date pay through 10/07/2016 for base only of $91,081.41 divided by 9.23 equates to $9,867.98/month and per WVOE base is $73.78/hour at 40 hours a week is $12,788.53/month.  Paystub period ending 11/25/2016 reflects gross year to date pay of $114,097.31 divided by 10.83, which equates to $10,535.30/month.  DTI is within guidelines.
													12/14/2017	2	B	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011139	07/26/2017	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:
Reviewer Comment (2017-10-17): Agree, P&L not required.

Buyer Comment (2017-10-16): Disagree.  Loan is non QM.

Reviewer Comment (2017-10-04): Seller comment and borrower loe both state borrower is not self-employed, however 2014/2015 1040s both list schedule C self-employed loss for business called OB Consultants.  QM loan requires P&L and balance sheet for self-employment.  Exception remains.

 Buyer Comment (2017-10-04): Disagree.  Gross receipts for both years are minimal.  Schedule C is to capture expenses to offset 1099 income received and is not a true self employed job, as one would be if borrower had a business.  Negative income was included in the total income used to qualify.  Tax returns are acceptable for evidence of proof of self employment.
											10/17/2017			1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011139	07/26/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.			Reviewer Comment (2017-12-14): Client waived credit exception which cleared this exception. Buyer Comment (2017-12-13): Please waive exception. No income was used for borrower, just a $250 monthly loss. Borrower is not self-employed and has been on the job since 2000. All income comes from the co-borrower and rental properties.	12/14/2017			1	A	1/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202011180	07/26/2017	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	2/XX/2017	NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011180	07/26/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/22/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/22/2017)	Final CD reflects $7,964.21, should be $7,804.21.						2	B	2/XX/2017	NV	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011180	07/26/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/22/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/22/2017)							2	B	2/XX/2017	NV	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011180	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/15/2017)			Reviewer Comment (2017-08-23): Evidence of earlier receipt provided. Seller Comment (2017-08-23): MD - Compliance initially conditioned the loan for failing TRID timing requirements and lender provded additional documentation to support eDelivery of the initial CD to borrower at least 3 business days before consummation. Uploaded screenshot to AMC for review.	08/23/2017			1	A	2/XX/2017	NV	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011180	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,140.17 exceeds tolerance of $3,556.00. Insufficient or no cure was provided to the borrower. (7200)	The file contains no valid COC for the increase from the locked LE to the CD's.		Reviewer Comment (2017-09-29): Seller response indicates COC was included as rate extension, however no rate lock or extension was provided. Please provide evidence of rate lock and extension or COC to clear exception. Exception remains.				2	B	2/XX/2017	NV	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011180	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)			Reviewer Comment (2017-07-27): Lender cured on final CD with a $304.15 tolerance cure which is sufficient for the $25 0% tolerance difference.		07/27/2017		2	B	2/XX/2017	NV	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011180	07/27/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	2/XX/2017	NV	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011180	08/23/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Added 8/23/17 upon receipt of evidence of electronic receipt.						2	B	2/XX/2017	NV	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011186	07/26/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/03/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/03/2017)							2	B	2/XX/2017	NH	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011186	07/26/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/03/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/03/2017)							2	B	2/XX/2017	NH	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011186	07/26/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $656.34 exceeds tolerance of $538.00 plus 10% or $591.80. Insufficient or no cure was provided to the borrower. (0)	There is a $14.54 credit on closing CD, however violation is $64.54
Reviewer Comment (2018-01-05): Please provide a PC CD along with LOE to borrower matching fees on final closing statement provided for further review.

Buyer Comment (2018-01-04): MD 1/3/18, re-reviewed loan, appears recording fees paid was $93, not $173. with the lowered recording fees, it appears the refund of $14,54 is sufficient. Allowable fees in the 10% bucket at time of LE are [Title Ins $360, Escrow fee $25, recording fees $153 = $538 (10% tolerance is $53.80). At closing, allowable fees in 10% bucket are (Exp Mail - NEW $33.34, Sub escrow INCREASED +70 to $90, Title Ins  SAME $360, recording fees DECREASED - 80 to $93 = $576.34. $576.34 - $538 - $53.80 = -$15.46 in lender credits

Reviewer Comment (2017-10-11): Fee was paid to LD Escrow, which is an affiliate of lender per Affiliated Business Disclosure in file.  Subsequently, this is tested as a 0% fee.  this approach has already been verified with loans in this pool such as 202011114.  Subsequently, this fee is no longer included in 10% bucket leaving $538 disclosed fees and $656.34 paid fees.  A refund of $64.54 is required to cure the exception or evidence that closing fee was not paid to an affiliate in the form of an updatedPC CD.  Exception remains.

Buyer Comment (2017-10-10): MD 10/10/17, Fee being paid to affiliate at closing does not change the 10% tolerance bucket because borrower was allowed to shop and didn't.   lender cure of $14.54 is sufficient.  Total increase in 10% fees is $118.34 and the threshold is $103.80 or 10% of $1038.

Reviewer Comment (2017-09-21): Settlement closing fee is paid to an affiliate per AFB in file so $500 closing fee is tested as 0%.  Subsequently, the 10% bucket was disclosed as $538 and charged $656.34.  Additional refund is required.

 Seller Comment (2017-09-21): MD - The total 10% bucket was disclosed as $1038. At closing this amount increased to $1156.34, less the 10% tolerance, leaves a cure of $14.54, which matches what the lender provided.
														2	B	2/XX/2017	NH	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011188	07/31/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	3/XX/2017	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202011235	07/28/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/22/2017)	Effective date of appraisal was 3/3/17, report date was 3/22/17, delivered via email on 3/13/17						2	B	4/XX/2017	MD	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202011251	08/01/2017	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX, Borrower: XXX Award Letter / Continuance Letter Award Letter / Continuance Letter			Reviewer Comment (2017-09-27): Loan was missing award letter for SSI, however loan is not QM and guides do not require, clearing the exception. Seller Comment (2017-09-27): Disagree. File contains a letter from XXX for account ending, XXX regarding monthly distributions, and the XXX statement in the file confirms the borrower had as of 02/28/2017 over 67 months of funds for evidence of over 3 years continuance at $6,000.00/month. Borrower’s are of retirement age and have access the all of the funds in the account.	09/27/2017			1	A	4/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011251	08/01/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/07/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/07/2017)							2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011251	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Service Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75163)
Reviewer Comment (2018-01-05): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower.  This is the appropriate documentation required to cure the exception however cure is > 60 days from discovery..

Buyer Comment (2018-01-04): MD 1/3/18, received PCCD and LOE dated 10/25/17, uploaded for review

Reviewer Comment (2017-11-03): Seller provided a draft CD.  Please provide non-draft CD with LOE to borrower to cure the exception.  Thanks.

Buyer Comment (2017-11-02): See attached from seller.

Reviewer Comment (2017-10-26): Seller's response indicates this fee is a title fee and has a 10% tolerance, however that is incorrect due to location of fee and payee.  The fee is listed in section B where it would have a 10% tolerance if it was a provider on SSPL.  SSPL listed XXX, however that was not the provider.  Since the fee is listed in section B and not paid to a provider, fee is tested as 0%.  To cure this exception, the fee could be moved to section C with all the other title fees and and no tolerance would be subjected.  Or a refund is required.  Exception remains.

Seller Comment (2017-10-26): SOLUTION: Recording Fee
is considered a Title Fee and therefore has a 10% tolerance. No cure should have been given or required on this file.

Buyer Comment (2017-10-25): MD - Uploading letter of explanation from lender for fee

Reviewer Comment (2017-09-22): Due to location of fee, it was tested as 0%.  Loan may also be cured by providing corrected CD with fee in correct section rather than refund.

 Seller Comment (2017-09-22): MD - Appears the Deed recording fee of $25 ($24 on later PCCD's) was labeled in the wrong subsection. The fee was paid to Pacific Coast Title, whom is not on the SSPL, so reviewer should have conditioned to have fee relocated to section C (or even section E, which would make it part of the 10% aggregate), where it is considered an ulimited tolerance violation because it would have been something the borrower shopped for.
														2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011251	08/01/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/07/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/04/07/2017)	CD lists $6295, calculated was $6795.21.						2	B	4/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011256	07/31/2017	Credit	Insurance	Insurance Documentation	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage of $482,520. Loan amount of $575,000.		Reviewer Comment (2017-09-27): Insurer's estimate of cost to rebuild was provided verifying sufficient coverage,	09/27/2017			1	A	3/XX/2017	VA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011256	07/31/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	3/XX/2017	VA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011256	07/31/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/28/2017)	Final closing disclosure reflects finance charge of $17,330.00. Calculated finance charge is $17,779.96. Variance of $449.96.		Reviewer Comment (2017-09-22): Seller provided CE report, however this is a clerical error on calculating cash to close table on page 3 of CD.				2	B	3/XX/2017	VA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011256	07/31/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/28/2017)							2	B	3/XX/2017	VA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011256	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $173.92 exceeds tolerance of $35.00. Insufficient or no cure was provided to the borrower. (7520)	Credit report Fee disclosed as $35.00 on LE dated 02/16/2017, but disclosed as $173.92 on Final Closing Disclosure.
Reviewer Comment (2017-11-24): Per TRID, cure must be reflected, unable to cure.

Buyer Comment (2017-11-20): Agree that the lender failed to include the cure language on page 2 in section J, however the actual cure was refunded and applied correctly to the calculating cash to close. Prior to this cure the borrower's total Cash to Close was $33,493.22/TCCJ was -$18,229.96 (see 5/25/17 PCCD). With the additional $138.92 cure, the new TCCJ is -$18,091.04 and the Cash to Close is $33,632.14. Uploaded 5/25/17 PCCD for comparison review.

Reviewer Comment (2017-11-09): PC CD provided is not sufficient.  Page 2 section J should also show tolerance cure to far left and page 3 calculating cash to close needs to reflect tolerance cure as well.  Exception remains.

Buyer Comment (2017-11-08): 11/8/17, received updated PCCD, copy of check, LOE and POD, uploaded to AMC for review

Reviewer Comment (2017-11-03): Check was provided, awaiting additional conditions to complete cure.  Thanks.

Buyer Comment (2017-11-02): MD 11/2/17, received and uploaded copy of $138.92 refund check for over charged CBR fee. Aware we are still missing proof of delivery, updated PPCD and LOE

Reviewer Comment (2017-10-18): Prior comments cancelled out, exception remains.

Buyer Comment (2017-10-17): disregard prior to comments from 10/17/17. Appears Galton waiver did not cover the increase in the CBR fee.

Buyer Comment (2017-10-17): MD 10/17/17, appears AMC did not receive proof of Galton waiver, re-uploading to AMC

Reviewer Comment (2017-09-29): Seller provided a compeaze report, however it did not effect any exceptions.

 Reviewer Comment (2017-09-27): seller provided credit report invoice to verify fee increase, howver the invoice verified $173.92 fee as of 3/03/17.  CD issued 3/24/17 was not within 3 days of the change of circumstance which was 3/03/17.  Subsequently, a refund is required.
														2	B	3/XX/2017	VA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011256	08/03/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	B	3/XX/2017	VA	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011269	08/01/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Fail.			Reviewer Comment (2017-09-28): Per seller's response, this income was excluded and sufficient income remained.	09/28/2017			1	A	5/XX/2017	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011269	08/01/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/04/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/04/2017)			Reviewer Comment (2017-12-27): Cure was provided 12/19/17 but exceeds 60 days from discovery 8/9/17.				2	B	5/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011269	08/01/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller Loan Estimate Value - Seller Credit	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/04/2017 did not disclose the Loan Estimate value of Seller Credit. (Final/05/04/2017)							2	B	5/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011269	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $895.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7355)			Reviewer Comment (2017-12-27): Cure was provided 12/19/17 but exceeds 60 days from discovery 8/9/17. Buyer Comment (2017-12-27): MD 12/27/17, lender cured $895 funding fee with lender cure on 12/20. Uploaded PCCD, LOE, POD and copy of refund check for review				2	B	5/XX/2017	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011269	08/04/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Missing P&L and balance sheet.		Reviewer Comment (2017-09-28): Per seller's response, this income was excluded and sufficient income remained. Seller Comment (2017-09-28): Disagree. Income from this source is not included in qualifying income. When the income is positive and not being used to qualify, a P&L and balance sheet are not required.	09/28/2017			1	A	5/XX/2017	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202011269	08/04/2017	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/24/2017, Most Recent Tax Return End Date 12/31/2015, Tax Return Due Date 03/15/2017.			Reviewer Comment (2017-09-28): Per seller's response, this income was excluded and sufficient income remained.	09/28/2017			1	A	5/XX/2017	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202011269	08/04/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify current Partnership employment status using reasonably reliable third-party records.			Reviewer Comment (2017-09-28): Per seller's response, this income was excluded and sufficient income remained. Seller Comment (2017-09-28): Disagree. Income is not being used to qualify. Third party verification is not required when income is not being used to qualify.	09/28/2017			1	A	5/XX/2017	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202011269	08/04/2017	Compliance	Compliance	Federal Compliance	Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2017-09-28): Per seller's response, this income was excluded and sufficient income remained.	09/28/2017			1	A	5/XX/2017	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202011269	08/04/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/04/2017)							2	B	5/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202011269	09/28/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:			Reviewer Comment (2017-11-07): Inspection provided. Buyer Comment (2017-11-06): FEMA disaster inspection uploaded.	11/07/2017			1	A	5/XX/2017	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202258057	08/25/2017	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated business disclosure was not signed by the borrowers.						2	B	6/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258057	08/25/2017	Compliance	Compliance	State Compliance	Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.69250% or Final Disclosure APR of 5.73600% is in excess of allowable threshold of APOR 4.09% + 1.5%, or 5.59000%. Compliant Higher Priced Loan.			Reviewer Comment (2017-09-06): Compliant HPML			09/06/2017	1	A	6/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258057	08/25/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/XX/2017)	Final disclosure reflects a closing date of 06/XX/2017, closing was on 06/XX/2017.						2	B	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258057	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/258136)	The final disclosure reflects a monthly escrow payment for homeowners insurance that does not correspond with the annual premium from the declaration in the file. $61.58x12 - $738.96, Declaration reflects an annual premium of $659.00. This causes the estimated monthly escrow in projected payment to be incorrect.		Reviewer Comment (2017-09-28): An updated hazard policy was provided with more coverage and higher premium. Clearing exception. Reviewer Comment (2017-09-28): MD - Hazard Ins policy in file shows annual premium of $739, so monthly escrow for hazard is disclosed correctly. Uploading policy to AMC for review.	09/28/2017			1	A	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258057	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/258136)	The final disclosure reflects a monthly escrow payment for homeowners insurance that does not correspond with the annual premium from the declaration in the file. $61.58x12 - $738.96, Declaration reflects an annual premium of $659.00. This causes the estimated monthly escrow in projected payment to be incorrect.		Reviewer Comment (2017-09-28): An updated hazard policy was provided with more coverage and higher premium. Clearing exception. Seller Comment (2017-09-28): MD - Hazard Ins policy in file shows annual premium of $739, so monthly escrow for hazard is disclosed correctly. Uploading policy to AMC for review.	09/28/2017			1	A	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258057	08/25/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/05/2017 did not disclose number of months for Flood Insurance Premium under Prepaids. (Final/06/05/2017)							2	B	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258057	08/25/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/05/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/05/2017)	Lender did not exceed costs, however there is a naming recognition issue from loan estimates to closing disclosures. Loan origination fee of $1,095.00 on the loan estimates changed to Underwriting fee on the closing disclosures.						2	B	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258057	08/25/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $1,095.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73196)	Lender did not exceed costs, however there is a naming recognition issue from loan estimates to closing disclosures. Loan origination fee of $1,095.00 on the loan estimates changed to Underwriting fee on the closing disclosures.		Reviewer Comment (2017-10-13): LE and COC were provided, however COC was only for lock and no mention of fee change was included, unable to clear exception. Buyer Comment (2017-10-12): MD 10/12/17, there was a 5/16 LE and COC in file showing the fee changed to Underwriting fee. Uploaded to AMC for review Reviewer Comment (2017-09-28): No cure was provided. Seller Comment (2017-09-28): MD - Hazard Ins policy in file shows annual premium of $739, so payment is disclosed correctly. Uploading policy to AMC for review.				2	B	6/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258057	08/27/2017	Compliance	Compliance	Federal Compliance	Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.69250% or Final Disclosure APR of 5.73600% is in excess of allowable threshold of APOR 4.09% + 1.5%, or 5.59000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-09-06): Compliant HPML			09/06/2017	1	A	6/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258057	08/27/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	File contains evidence that the borrower received electronic disclosures, does not contain a signed authorization.						2	B	6/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202258057	08/27/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/05/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $26,872.0, while closing CD seller's fees total $0.00						2	B	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.46900% or Final Disclosure APR of 6.18900% is in excess of allowable threshold of APOR 3.62% + 2.5%, or 6.12000%. Compliant Higher Priced Mortgage Loan.	Federal Higher-Priced Mortgage Loan - stated APR (6.189%) and audited APR (5.469%) exceeds the HPML threshold of 6.12% (2.5% over applicable APOR, 3.62%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.		Reviewer Comment (2017-09-06): Compliant HPML			09/06/2017	1	A	6/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202258081	08/24/2017	Compliance	Compliance	State Compliance	Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.46900% or Final Disclosure APR of 6.18900% is in excess of allowable threshold of APOR 3.62% + 2.5%, or 6.12000%. Compliant Higher Priced Loan.	California Higher-Priced Mortgage Loan - stated APR (6.189%) and audited APR (5.469%) exceeds the HPML threshold of 6.12% (2.5% over applicable APOR, 3.62%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.		Reviewer Comment (2017-09-06): Compliant HPML			09/06/2017	1	A	6/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/16/2017 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/06/16/2017)	Final Closing Disclosure AIR Table disclosed the Minimum Interest Rate as 6.125%. Note verifies the Minimum Interest Rate is 3.25%.
Reviewer Comment (2018-01-19): Still missing corrected ARM rider and evidence it was sent to be re-recorded.  Exception remains.

Buyer Comment (2018-01-12): MD 1/12/18, received UPS tracker for delivery of Note.

Reviewer Comment (2018-01-09): Please provide corrected ARM rider and evidence it was sent for re-recording if required.

Buyer Comment (2018-01-08): MD 1/8/18, lender issued corrected note showing lifetime floor of 6.125%, uploaded for review

Reviewer Comment (2017-09-28): Seller agreed with exception, referred to client for final disposition.

 Seller Comment (2017-09-28): MD - Agree the Minimum interest rate on the Final CD does not match the minimum interest rate reflected on the note (the margin of 3.25%)
														2	B	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/16/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/257504)	Final Closing Disclosure dated 06/16/2017 disclosed an Escrow Payment for Payment Stream 1 of $3,201.21; calculated Escrow Payment is $3,141.12. CD provided post-closing on 06/23/2017 disclosed the corrected escrow payment of $3,141.13. All that is required to cure this is LOE to borrower and evidence of delivery.		Reviewer Comment (2017-09-28): LOE and evidence of delivery were provided. Seller Comment (2017-09-28): MD - LOE and proof of delivery in file. Uploading to AMC for review		09/28/2017		2	B	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/16/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/257505)	Final Closing Disclosure dated 06/16/2017 disclosed an Escrow Payment for Payment Stream 2 of $3,201.21; calculated Escrow Payment is $3,141.12. CD provided post-closing on 06/23/2017 disclosed the corrected escrow payment of $3,141.13. All that is required to cure this is LOE to borrower and evidence of delivery.		Reviewer Comment (2017-09-28): LOE and evidence of delivery were provided. Seller Comment (2017-09-28): MD - LOE and proof of delivery in file. Uploading to AMC for review		09/28/2017		2	B	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/16/2017 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/257506)	Final Closing Disclosure dated 06/16/2017 disclosed an Escrow Payment for Payment Stream 3 of $3,201.21; calculated Escrow Payment is $3,141.12. CD provided post-closing on 06/23/2017 disclosed the corrected escrow payment of $3,141.13. All that is required to cure this is LOE to borrower and evidence of delivery.		Reviewer Comment (2017-09-28): LOE and evidence of delivery were provided. Seller Comment (2017-09-28): MD - LOE and proof of delivery in file. Uploading to AMC for review		09/28/2017		2	B	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/16/2017 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/257507)	Final Closing Disclosure dated 06/16/2017 disclosed an Escrow Payment for Payment Stream 4 of $3,201.21; calculated Escrow Payment is $3,141.12. CD provided post-closing on 06/23/2017 disclosed the corrected escrow payment of $3,141.13. All that is required to cure this is LOE to borrower and evidence of delivery.		Reviewer Comment (2017-09-28): LOE and evidence of delivery were provided. Seller Comment (2017-09-28): MD - LOE and proof of delivery in file. Uploading to AMC for review		09/28/2017		2	B	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/16/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/257504)	Final Closing Disclosure dated 06/16/2017 disclosed an Estimated Total Monthly Payment of $15,201.52; calculated Estimated Total Monthly Payment is $15,141.43. CD provided post-closing on 06/23/2017 disclosed the corrected total monthly payment of $15,141.44.		Reviewer Comment (2017-09-28): LOE and evidence of delivery were provided. Seller Comment (2017-09-28): MD - Since the initial payment stream was corrected with PCCD, what else is needed to cure the exception? MD - LOE and proof of delivery in file. Uploading to AMC for review		09/28/2017		2	B	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/16/2017 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/257505)	Final Closing Disclosure dated 06/16/2017 disclosed the projected minimum Principal and Interest payment for Payment Stream 2 as $12,000.00. Calculated minimum Principal and Interest payment is $9,843.00. CD provided post-closing on 06/23/2017 still reflects the incorrect minimum P&I payment.		Reviewer Comment (2017-09-28): No cure was provided. Seller Comment (2017-09-28): MD - Lender would need to correct min interest rate to margin (3.25%) and not use the intro rate of 6.125% to determine the min P&I payment in all subsequent changes				2	B	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/16/2017 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/257506)	Final Closing Disclosure dated 06/16/2017 disclosed the projected minimum Principal and Interest payment for Payment Stream 3 as $12,000.00. Calculated minimum Principal and Interest payment is $8,997.00. CD provided post-closing on 06/23/2017 still reflects the incorrect minimum P&I payment.		Reviewer Comment (2017-09-28): No cure was provided. Seller Comment (2017-09-28): MD - Lender would need to correct min interest rate to margin (3.25%) and not use the intro rate of 6.125% to determine the min P&I payment in all subsequent changes				2	B	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/16/2017 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/257507)	Final Closing Disclosure dated 06/16/2017 disclosed the projected minimum Principal and Interest payment for Payment Stream 4 as $12,000.00. Calculated minimum Principal and Interest payment is $8,997.00. CD provided post-closing on 06/23/2017 still reflects the incorrect minimum P&I payment.		Reviewer Comment (2017-09-28): No cure was provided. Seller Comment (2017-09-28): MD - Lender would need to correct min interest rate to margin (3.25%) and not use the intro rate of 6.125% to determine the min P&I payment in all subsequent changes				2	B	6/XX/2017	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/16/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/06/16/2017)	Final Closing Disclosure reflects TIP of 118.991% but calculated TIP is 100.154%, which is outside of .003% tolerance. Used Index Value = 1.774% per ComplianceEase Report dated 05/15/2017.						2	B	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/24/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/16/2017)	Seller's Final Closing Disclosure disclosed total seller paid fees of $154,171.95. Buyer's Final Closing Disclosure disclosed seller paid fees of $5,507.50. CD provided post-closing on 06/23/2017 disclosed total seller paid fees of $158,294.93, which still does not match the Seller's CD.						2	B	6/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/26/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock is missing from imaged file.						2	B	6/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202258081	08/26/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Rate lock is missing from imaged file.						2	B	6/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202258081	08/26/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 06/16/2017 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/06/16/2017)	Final Closing Disclosure, Section B disclosed the Appraisal, Flood Certification and Tax Service Fees as paid to the Lender; payee must reflect the actual vendor in some manner (FBO, reimbursement to, etc).						2	B	6/XX/2017	CA	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202258081	08/26/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/12/2017 not received by borrower at least four (4) business days prior to closing. (Interim/06/12/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-09-28): No cure was provided. Seller Comment (2017-09-28): MD - Agree, need breach letter asking lender for proof of delivery of 6/12/17 LE, presumably it was edelivered, otherwise it failed timing requirements for TRID				2	B	6/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202258081	08/26/2017	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: City is blank.		Subject city does not match across all documents. Note, Deed of Trust, Final 1003, Final Closing Disclosure, Grant Deed, Final 1008 and Appraisal #1 reflect the subject city as XXX. Hazard Insurance Policy, Property Detail Report, Purchase Agreement, Flood Certification, Property Tax Estimate, Fraud Report, Appraisal #2, Desk Review #1 and Desk Review #2 reflect the subject city as XXX.		Reviewer Comment (2017-09-28): Upon further review, zip codes are correct so name difference is not material. Reviewer Comment (2017-09-28): MD - Would assume this is the difference between phyical address and 911 address, but I am not sure compliance validates the correct property address, would this be completed by U/W or credit?	09/28/2017			1	A	6/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202343717	09/14/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/13/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/13/2017)							2	B	7/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202343717	09/14/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/07/13/2017)							2	B	7/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202425147	10/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/21/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/21/2017)			Reviewer Comment (2018-03-01): Waived black hole issue			03/01/2018	2	B	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202425147	10/15/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,318.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Black hole issue. Fee increase disclosed on interim CD issued 8/15/17 that lists closing date as 8/XX/17. Since CD was more than X days from scheduled closing date, fee baseline was not reset.		Reviewer Comment (2018-03-01): Waived black hole issue Buyer Comment (2018-02-27): SMS 2/27/18 lender re-baselined with revised LE dated 7/21/17 with valid COC, uploaded for review. Galton issued waiver for increase in points, uploaded for review.			03/01/2018	2	B	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202425147	10/30/2017	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Award Letter / Continuance Letter	Missing verification of continuance for IRA distribution used to qualify. 1099 was provided to verify 2016 distribution, however XXX asset statement in file lists $1,037,960.46 balance which would not support the amount of distribution used to qualify. Additionally, account is listed as pledged account.		Reviewer Comment (2017-11-03): Sufficient assets verified to support distribution for 36 months. Buyer Comment (2017-11-03): Disagree. Borrower's are not receiving the same amount of distribution documented on the 2016 1099. A letter from the XXX provided in the file reflects distributions for accounts of $19,579.48/month. When you subtract the pledged amount from the value on the statement and use the distribution per the letter the account has 50 months remaining.	11/03/2017			1	A	8/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Evidence of earlier borrower receipt was not found in file.						2	B	7/XX/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock not provided						2	B	7/XX/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/06/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/06/2017)	Final Cd is missing Lender contact name and NMLS ID		Reviewer Comment (2017-11-14): Sufficient information was provided. Buyer Comment (2017-11-13): 11/10/17, This loan is a brokered transaction. The lender has the ability under §1026.38(r ) to omit a contact person as the requirement is to disclose whomever is the primary point of contact for which the borrower communicates with during the transaction, which is XXX	11/14/2017			1	A	7/XX/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/06/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/293921)	Disclosure reflects ($1,533.18), but should be ($1,573.33). Difference is monthly HOI which info in the file shows should be $285.71 but is $245.56 on CD. Premium on hazard dec page is $3428.51 while CD lists premium of $2946.66.		Reviewer Comment (2018-01-05): Updated HOI was provided Buyer Comment (2017-12-28): MD 12/28, received updated HOI dec page reflecting annual premium of $2946.66, this would make the CD's in file materially accurate, so no further cure required. Uploaded for review	01/05/2018			1	A	7/XX/2017	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/06/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/293922)	Disclosure reflects ($1,533.18), but should be ($1,573.33). Difference is monthly HOI which info in the file shows should be $285.71 but is $245.56 on CD. Premium on hazard dec page is $3428.51 while CD lists premium of $2946.66.		Reviewer Comment (2018-01-05): Updated HOI was provided Buyer Comment (2017-12-28): MD 12/28, received updated HOI dec page reflecting annual premium of $2946.66, this would make the CD's in file materially accurate, so no further cure required. Uploaded for review	01/05/2018			1	A	7/XX/2017	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/06/2017 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/293921)	Disclosure reflects ($4,317.55), but should be ($4,357.71).		Reviewer Comment (2018-01-05): Updated HOI was provided Buyer Comment (2017-12-28): MD 12/28, received updated HOI dec page reflecting annual premium of $2946.66, this would make the CD's in file materially accurate, so no further cure required. Uploaded for review	01/05/2018			1	A	7/XX/2017	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/06/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/06/2017)	Cure for various 0% tolerance violations ($325.00) was not provided. A cure was listed on PC CD, however evidence of delivery, refund and LOE to borrower were not provided to complete cure.						2	B	7/XX/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/30/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-11-14): Evidence of earlier receipt provided. Buyer Comment (2017-11-13): 11/13/17, eDisclosure history in the file showing borrower received initial CD electronically on 6/30/17. Uploaded for review	11/14/2017			1	A	7/XX/2017	TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425156	10/16/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/07/06/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $32,331.80, while closing CD seller's fees total $32,351.80.						2	B	7/XX/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425156	10/20/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Reserve Contribution. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7543)	A cure was listed on PC CD, however evidence of delivery, refund and LOE to borrower were not provided to complete cure.						2	B	7/XX/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425156	10/20/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7568)	A cure was listed on PC CD, however evidence of delivery, refund and LOE to borrower were not provided to complete cure.						2	B	7/XX/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425156	01/05/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.							2	B	7/XX/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425156	01/05/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	7/XX/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202425156	01/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/06/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/07/06/2017)							2	B	7/XX/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202425160	10/16/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-10-24): The exception severity is modified to an EV2 from an EV3 based on the loan designation being ATR Risk.				2	B	8/XX/2017	NJ	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425160	10/16/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-10-24): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets				2	B	8/XX/2017	NJ	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202425160	10/16/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/22/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/22/2017)	Cure for various 0% tolerance violations ($4,300.00) was not provided.		Reviewer Comment (2017-11-28): COC provided for escrow waiver changing fees.	11/28/2017			1	A	8/XX/2017	NJ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425160	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/18/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2017-11-28): evidence of earlier receipt provided. Buyer Comment (2017-11-14): 11/14/17, there was an edisclosure history in the file showing borrower received the initial CD electronically on 8/18/17. Uploaded for review	11/28/2017			1	A	8/XX/2017	NJ	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202425160	10/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $700.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	Cure for (Loan Origination fee) of ($700.00) was not provided.		Reviewer Comment (2017-11-28): COC provided for escrow waiver changing fees. Buyer Comment (2017-11-14): 11/14/17, the lender issued a COC on 5/17 to accompany the 5/17 LE that initially disclosed the new $700 LO fee. It appears the lender did not document on the COC the actual fees that changed, however they did re-issue the LE timely to the borrower, which is the requirement for TRID, please provide regulation/reasoning that would warrant this exception being a material finding? Uploaded 5/17 COC	11/28/2017			1	A	8/XX/2017	NJ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425160	10/16/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2018-03-14): LOX, proof of deliver and corrected ROR was provided as required. Buyer Comment (2018-03-14): SMS 3/14/18, uploaded letter of explanation to borrower sent along with ROR Buyer Comment (2018-03-13): SMS 3/13/18, Received executed Notice of right to cancel model form H-9 . Uploaded for review.		03/14/2018		2	B	8/XX/2017	NJ	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202425176	11/03/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,625.00 exceeds tolerance of $1,425.00 plus 10% or $1,567.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					11/03/2017		1	A	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
202425178	10/16/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/18/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/18/2017)	Final disclosure reflects a total closing costs financed of $12,637.00, calculated total is $13,071.33						2	B	8/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202425187	10/18/2017	Credit	Insurance	Insurance Documentation	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard coverage is $546,600 with no evidence of extended coverage. Insurer's estimate of cost to rebuild is $572,148.		Reviewer Comment (2018-05-18): Hazard policy with sufficient coverage provided. Exception cleared. Buyer Comment (2018-05-11): Disagree. Uploaded on 04/05/2018 hazard insurance binder with sufficient coverage of $697,625.00. Buyer Comment (2018-04-05): Disagree. Uploaded hazard insurance binder with sufficient coverage of $697,625.00	05/18/2018			1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term		C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202425187	10/18/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/25/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/25/2017)	Missing proof of change of circumstance documentation to support increase in discount point fee increase.		Reviewer Comment (2017-11-28): COC provided.	11/28/2017			1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425187	10/18/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,464.42 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Missing proof of change of circumstance documentation to support increase in discount point fee increase.		Reviewer Comment (2017-11-28): COC provided. Buyer Comment (2017-11-14): 11/14/17, the lender disclosed the increase in origination charges at the time loan was lock. The $6464.42 is documented on the Rate lock confirmation from 6/27. The lender the disclosed the increase on the re-issued LE dated 6/27. Uploaded Lock confirmation for review	11/28/2017			1	A	7/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425187	10/18/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 07/XX/2017.	8/3/17 PC CD corrected funding date to 8/XX/17, however missing LOE to borrower, evidence of shipping and evidence of actual funding date such as final settlement statement.		Reviewer Comment (2017-11-28): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception. Buyer Comment (2017-11-14): 11/14/17, the LOE, POD and final settlement statement were in the file. Uploaded all docs for review.		11/28/2017		2	B	7/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425187	10/18/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/25/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/25/2017)	Disclosure reflects Finance Charge as $709,270.54. Calculated Finance Charge is $715,625.57. Two compliance testing reports in file both support diligence calculations. It appears discount points were not included in lender's figures.
Reviewer Comment (2018-03-30): New ROR was provided to accompany additional cure items, completing effective cure.

Buyer Comment (2018-03-23): SMS 3/23/18, Received ROR and proof of delivery. Uploaded for review.

Reviewer Comment (2018-03-21): PC CD, refund, shipping and LOE provided, however due to change in finance charges, new ROR is also required.

Buyer Comment (2018-03-20): SMS 3/20/18- PC CD, Letter of Explanation, Copy of Refund check and proof of delivery uploaded for review.

Reviewer Comment (2017-11-28): CD issued 7/25 with 7/XX closing date was signed by borrower's 7/XX.  CD issued 7/XX with 7/XX closing date was signed 7/XX, which matched actual closing date.  Subsequently initial CD on 7/25 with 7/XX closing date had $715,738.71 finance charge, however final closing cd which was signed on 7/XX with 7/XX closing date listed finance charges of $709,270.54.  Exception remains.

 Buyer Comment (2017-11-15): MD 11/15/17, Appears lender provided two CD's to the borrower at time of closing. The second one was provided and signed on 7/XX/17 and includes all charges. Also providing the 8/3/17 PCCD to show Finance charged stayed within tolerance
														3	C	7/XX/2017	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202425187	10/18/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/25/2017 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/07/25/2017)	Disclosure reflects Total of Payments as $1,691,947.15. Calculated Total of Payments is $1,702,257.52. Two compliance testing reports in file both support diligence calculations.		Reviewer Comment (2018-03-30): New ROR was provided and expired to complete cure. Reviewer Comment (2018-03-21): PC CD, refund, shipping and LOE provided, however due to change in finance charges, new ROR is also required. Buyer Comment (2018-03-20): SMS 3/20/18- PC CD, Letter of Explanation, Copy of Refund check and proof of delivery uploaded for review.				3	C	7/XX/2017	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202556073	11/08/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/30/2017)							2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
202556073	11/08/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/20/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/20/2017)	The Final CD issued on 07/20/2017 reflects a consummation date of 07/XX/2017, however the actual consummation date was on 07/XX/2017. A post close CD was issued on 07/XX/2017 reflecting the correct consummation date; however, the explanation letter to the borrower was not provided.						2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202556073	11/08/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2017, prior to three (3) business days from transaction date of 07/XX/2017.	The file contains a post consummation CD dated 7/28/2017 with a corrected disbursement date of 7/XX/2017; however, the explanation letter to the borrower was not provided.		Reviewer Comment (2017-11-29): A letter of explanation to the borrower that accompanied a previously supplied PC CD was provided. This is the appropriate documentation required to cure the exception. Buyer Comment (2017-11-27): MD 11/27/17, The LOE for the PCCD was provided in an email to the borrower. Uploading for review		11/29/2017		2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202556073	11/08/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/20/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/20/2017)	The Final CD disclosed a Finance Charge of $2,040,122.63 and not the actual Finance Charge of $2,040,472.63. Based on the itemization, appears the $350.00 Title - Closing Escrow Fee was not included.		Reviewer Comment (2018-03-30): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping. This is the appropriate documentation required to cure the exception. Buyer Comment (2018-03-26): SMS 3/26/18, received PC CD, LOE, Proof of Delivery and copy of refund check. Uploaded for review.				3	C	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202556079	11/10/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/08/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/08/2017)	CD reflects $137.80, calculates to be $2,575.30.		Reviewer Comment (2018-03-12): COC provided for increase.	03/12/2018			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556079	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $239.00 exceeds tolerance of $92.00 plus 10% or $101.20. Insufficient or no cure was provided to the borrower. (0)	Final recording fees exceed the 10% threshold by $137.80. Cure provided on Final CD.		Reviewer Comment (2017-11-14): Final CD reflects $137.80 tolerance cure.		11/14/2017		2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556079	11/14/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202556079	11/14/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 06/13/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/06/13/2017)							2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202556079	11/14/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.							2	B	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202556079	11/14/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,437.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Fee not disclosed on LE dated 6/13/2017 and as $2,437.50 on Final CD. Note: COC issued 6/19/2017 for re-disclosed LE due to Lender's resubmission of Broker's. No other reason was given for an increase of discount points to $8,843 reflected on LE issued 6/19/2017. Nor were fees that were changed noted on the disclosure.		Reviewer Comment (2018-03-12): COC provided for increase. Buyer Comment (2018-03-08): received additional CoC and corresponding LE dated 8/24/17 that discloses the correct discount points of $2437.50 and an increase to the origination comp to $12,500. Changes to fees are a result of a valid CoC. Uploaded docs to AMC for review.	03/12/2018			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556079	03/12/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $239.00 exceeds tolerance of $92.00 plus 10% or $101.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Added 3/12 upon receipt of cure				03/12/2018		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556102	11/16/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing current balance sheet.		Reviewer Comment (2017-12-13): Per response, converted loan to NonQM Buyer Comment (2017-12-12): Change to non-QM Reviewer Comment (2017-12-06): QM exceptions can not be waived. Buyer Comment (2017-12-04): Non Material. -$5.00 is being used from this source.	12/13/2017			1	A	9/XX/2017	DC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
202556102	11/16/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Lender approved loan as Safe Harbor, however review returned a Non QM due to missing income documents.		Reviewer Comment (2017-12-13): Per response, converted loan to NonQM Buyer Comment (2017-12-12): Change to non-QM. Reviewer Comment (2017-12-06): Response indicates QM exception is immaterial, however it can not be waived as it is QM. Buyer Comment (2017-12-04): See response to missing balance sheet exception. Non material, when only -$5.00 is being used from the source.	12/13/2017			1	A	9/XX/2017	DC	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556102	11/16/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/29/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/29/2017)	Cure for zero and ten percent tolerance fees was not provided.						2	B	9/XX/2017	DC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556102	11/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,370.50 exceeds tolerance of $1,242.00 plus 10% or $1,366.20. Insufficient or no cure was provided to the borrower. (0)	Cure for ten percent tolerance fees was provided on PC CD, however loe and evidence of refund/shipping not located so unable to complete cure..		Reviewer Comment (2017-11-29): Complete cure evidence provided including check and LOE to accompany PC CD. Buyer Comment (2017-11-28): MD 11/28/17, there was an LOE, proof of delivery and copy of the refund check in file. Upload for review		11/29/2017		2	B	9/XX/2017	DC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556102	11/16/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	Cure for zero percent tolerance fees was not provided. Invoice for appraisal emailed to lender 7/10/17, missing evidence of timely redisclosure.
Reviewer Comment (2018-03-12): Seller provided a PCCD, LOX to the borrower, Refund check and Proof of delivery.  The Cure was outside of the required 60 days from discovery.  Exception will remain as is due to the >60 days refund.

Buyer Comment (2018-03-09): SMS 3/9/18- Received executed Borrower Attestation. Uploaded for review.

Reviewer Comment (2018-03-07): The PCCD, LOX, Check and Copy of an envelope to the borrower was received as evidence of refund.  However, this is not sufficient proof of delivery.  For a Violation that requires a refund, proof that the borrower received the refund is required.  An Envelope with a stamp is not evidence of delivery.  Exception remains.

Buyer Comment (2018-03-01): SMS 3.1.18-  Received PCCD, LOE, Proof of Delivery, and copy of refund check to the borrower in the amount of $50.00 for amount above legal limit for appraisal fee.  Uploaded for review.

Reviewer Comment (2017-12-13): Per higher review.. If a changed circumstance causes an estimated settlement charge to increase beyond the tolerance variations set out in the TRID rule, the lender can issue a revised loan estimate as it relates to that charge. The revised loan estimate must be issued within three business days from when the lender became aware of the change. While we have an appraisal invoice dated 7/10/17 showing an invoiced fee of $650, which is an increase from the $600 appraisal fee disclosed on the initial LE, there was no changed circumstance or revised LE sent out at that time to support the increase and allow for a rebaselining to the $650 amount. While a revised LE was later issued on 8/4/17 with a changed circumstance dated the same day, the disclosure is made outside the three-day requirement and therefore the rebaselining is ignored.
§1026.19(e)(4)(i ) - The general rule is that the creditor must deliver or place in the mail the revised Loan Estimate to the consumer no later than three business days after receiving the information sufficient to establish that one of the reasons for the revision has occurred.

Reviewer Comment (2017-12-13): Escalated for higher review.

Buyer Comment (2017-12-12): 12/4/17, the COC does not specifically indicate a change in appraisal fee, but this has been discussed with legal and should be an EV2 if the COC and revised LE/CD was issued timely and accurately with the new/changed fee(s) Per legal: The failure to include the amount of the correct fee in the COC form (assuming the fees are properly disclosed in the LE/CD, as applicable) should not be material.

Reviewer Comment (2017-11-29): 8/4/17 COC was provided which did not indicate any appraisal fee increase.  Additionally, the invoice in file was emailed to lender on 7/10/17 so re-disclosure within 3 days would be required.

 Buyer Comment (2017-11-28): MD 11/28/17, there is a COC in file dated 8/4/17 that accompanies the 8/4/17 LE which is when the appraisal fee increased. Uploaded 8/4 COC for review.
														2	B	9/XX/2017	DC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202556120	11/08/2017	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		There are 2 judgments reflected on title, final CD reflects payoffs; however, the payoffs provided in the file are expired and unable to determine if judgments were satisfied as final title policy is missing.		Reviewer Comment (2017-12-06): Per response, docs provided are sufficient. Buyer Comment (2017-12-04): Disagree. Demand for Citibank does not have an expiration date. Demand for Winn Law Group does not have an expiration date, and reflects interest will continue to accrue on the principal from 05/04/2017 until paid in full at the rate of $ per day.	12/06/2017			1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202556120	11/08/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/27/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/07/27/2017)	Final CD reflects $5,896, actual finance charge calculation is $6,280.50.						2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202556120	11/08/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing.				11/08/2017		1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202556120	11/08/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 07/XX/2017.			Reviewer Comment (2017-11-09): Lender cured on post consummation CD with corrected disbursement date of 8/XX/2017 and explanation letter to the borrower.		11/09/2017		2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202556120	11/08/2017	Compliance	Compliance	Federal Compliance	TILA	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Reviewer Comment (2017-11-14): Lender cured on post consummation CD with corrected disbursement date of 8/XX/2017 and explanation letter to the borrower.		11/14/2017		2	B	7/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202556120	11/09/2017	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 03/23/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 03/23/2017 // Account Type: Checking / Account Number: XXX Asset Account Date: 03/23/2017 Asset Account Date: 03/23/2017			Reviewer Comment (2017-12-06): Assets are sufficient without expired accounts. Buyer Comment (2017-12-04): Disagree. Borrower has sufficient reserves without the use of the two accounts with XXX with combined balance of $64.15. Using Carpenter retirement at 55% of balance for $111,287.08. Required reserves are $1,339.96 x 6 = $8,039.76.	12/06/2017			1	A	7/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202556124	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $425 on LE and as $442 on Final CD.		Reviewer Comment (2018-03-30): PC CD and final settlement statement provided showing borrower paid fee of $425 at closing. Buyer Comment (2018-03-22): SMS 3/22/18, Uploaded Final Settlement Statement and PC CD as evidence that total appraisal fee was $425 at closing.		03/30/2018		2	B	9/XX/2017	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556124	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $227.00 exceeds tolerance of $208.00. Insufficient or no cure was provided to the borrower. (7564)			Reviewer Comment (2017-11-13): Final CD reflects $34 tolerance Cure. $19 Endorsement and $15 Lender's Insurance.		11/13/2017		2	B	9/XX/2017	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556124	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $1,770.00 exceeds tolerance of $1,755.00. Insufficient or no cure was provided to the borrower. (7567)			Reviewer Comment (2017-11-13): Final CD reflects $34 tolerance Cure. $19 Endorsement and $15 Lender's Insurance.		11/13/2017		2	B	9/XX/2017	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556124	11/13/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/01/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/09/01/2017)	CD reflects $13,291, calculates to be $13,675.64.						2	B	9/XX/2017	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556124	11/13/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/01/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/01/2017)	CD reflects $34, calculates to be $51.		Reviewer Comment (2018-03-30): PC CD and final settlement statement provided showing borrower paid fee of $425 at closing.		03/30/2018		2	B	9/XX/2017	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202556135	11/10/2017	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/10/2017, Most Recent Tax Return End Date 12/31/2015, Tax Return Due Date 03/15/2017.	Lender approved exception for Filing Extension for both Business and Personal Tax returns until 10/16/2017 when they are required to be filed by 6/30/2017.						2	B	9/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202556135	11/10/2017	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 08/10/2017, Most Recent Tax Return End Date 12/31/2015, Tax Return Due Date 03/15/2017.	Lender approved exception for Filing Extension for both Business and Personal Tax returns until 10/16/2017 when they are required to be filed by 6/30/2017.						2	B	9/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202556135	11/10/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,300.50 exceeds tolerance of $3,842.00 plus 10% or $4,226.20. Sufficient or excess cure was provided to the borrower at Closing. (0)					11/10/2017		1	A	9/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556135	11/10/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $135.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75158)					11/10/2017		1	A	9/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556135	11/14/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/09/07/2017)	Borrower's CD reflects $$29,000 commission and $586 Owner's Policy for total of $29,586. Seller's CD reflects $33,880.50.						2	B	9/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693019	12/06/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Risk.
Reviewer Comment (2018-07-02): Per client request, loan was reconsidered as non-QM.  Subsequently, this exception is no longer valid as it is QM related.

Buyer Comment (2018-06-29): Galton would like the designation to be changed to non-QM.

Reviewer Comment (2018-06-12): Updated loan designations can only be accepted by investor. Exception remains.

Buyer Comment (2018-06-08): Please change to Non QM

Reviewer Comment (2018-01-24): Exceptions not cleared, P&L required for self-employed loss per QM and unable to determine income used to support DTI below 43%

Buyer Comment (2018-01-19): Please see updated comments for other exceptions.

Reviewer Comment (2018-01-17): Please see other relevant exceptions for comments.

 Buyer Comment (2018-01-16): Provided income calculation and P&L already uploaded.
											07/02/2018			1	A	10/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
202693019	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/02/2017)	Seller closing disclosure reflects seller paid fees of $62,994.00. Final Closing Disclosure reflects seller paid fees of $2,109.00						2	B	10/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
202693019	12/06/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing YTD P&L and balance sheet for this income stream
Reviewer Comment (2018-07-02): Per client request, loan was reconsidered as non-QM.  Subsequently, this exception is no longer valid as it is QM related.

Buyer Comment (2018-06-29): Galton would like the designation to be changed to non-QM.

Reviewer Comment (2018-06-12): Updated loan designations can only be accepted by investor. Exception remains.

Buyer Comment (2018-06-08): Please change to Non QM

Reviewer Comment (2018-04-02): Per appendix Q, 4. General Documentation Requirements for Self Employed Consumers, item 4c, YTD P&L and balance is a required document.  There is no qualification of self-employed business type.  Exception remains.

Buyer Comment (2018-03-29): Disagree.  Sole proprietorship is not listed in part B and C as they are specific to the other 3 types of businesses.  A balance sheet is not required.

Reviewer Comment (2018-01-24): This income is active and included on schedule C, subsequently QM requirements indicate the need for P&L and Balance sheets, unable to cure.

Buyer Comment (2018-01-19): Disagree.  Stock Trading Schedule C source is a modest loss that is allocated as an offset to the primary income that was used to qualify the borrower, but not income in the traditional sense and does not require a P&L and Balance sheet for this type of loss.

Reviewer Comment (2018-01-17): Docs provided are for XXX, please provide docs for schedule C self-employed stock trading.

Buyer Comment (2018-01-16): P&L uploaded.

Reviewer Comment (2018-01-09): Balance sheet was uploaded, please provide P&L.

 Buyer Comment (2018-01-04): Disagree.  P&L and Balance sheet are in file under income and assets section.
											07/02/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202693019	12/08/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 43.49130% exceeds Guideline total debt ratio of 43.00000%.	The income verified is slightly lower than the lender. Lender used 1 yr average for 2016 only. The bottom line net income is higher in 2016 than 2015, allowing for two year average as required by guides. The lender also omitted the Citi #XXX credit card and Citi #XXX card from the DTI. There is no documentation verifying omission.	796 representative FICO score > 720 guideline minimum - 76 points above guideline minimum. Borrower has employment stability for 25 years in the Fitness Industry.
Reviewer Comment (2018-09-07): Client elected to waive with verified compensating factors.

Buyer Comment (2018-09-06): Galton deems the DTI exception of .9% non-material. The borrower has a 796 credit score, $15,000 in residual income and $91,000 in reserves. The borrower has made 10 payments as agreed.

Reviewer Comment (2018-01-24): 2016 income is $323,854.50, 2015 is $316,322, 2 year average is $26,674, and self-employed loss is $27.08 for total income of $26,646.94 which results in 43.9% DTI.  Please clarify income used for less than 43% DTI.

Buyer Comment (2018-01-19): When using a two year average for 1120S income + W2 wages from the same source. the DTI is below 43.00% when excluding the XXX accounts reflecting -0- balance.

Reviewer Comment (2018-01-17): Income calc provided excluded W2 wages for 2016 and showed total income of only $21,699.

Buyer Comment (2018-01-16): Income calculation provided.

Reviewer Comment (2018-01-12): Please provide 2015-2016 income breakdown supporting decline, 2016-2017 P&L comparison was provided.  Credit card payments were already omitted so income appears to be the only issue to resolve.

 Buyer Comment (2018-01-04): Disagree.  2016 income declined from 2015, and as such a most recent 12 month average is required to be used for income calculation.  Updated online screen shot for XXX accounts reflecting -0- open balance for both accounts.
													09/07/2018	2	B	10/XX/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202693019	12/08/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The income verified is slightly lower than the lender. Lender used 1 yr average for 2016 only. The bottom line net income is higher in 2016 than 2015, allowing for two year average as required by guides. The lender also omitted the Citi #XXX credit card and Citi #XXX card from the DTI. There is no documentation verifying omission.
Reviewer Comment (2018-09-07): DTI exception was resolved.

Reviewer Comment (2018-06-12): Maximum DTI of 43% per guidelines when LTV is greater than 80%. DTI is 43.4913%. Exception remains.

Buyer Comment (2018-06-08): Please change to Non QM

Reviewer Comment (2018-01-24): 2016 income is $323,854.50, 2015 is $316,322, 2 year average is $26,674, and self-employed loss is $27.08 for total income of $26,646.94 which results in 43.9% DTI.  Please clarify income used for less than 43% DTI.

Buyer Comment (2018-01-19): When using a two year average from the 1120S source + W2 wages from same source and excluding two Citi accounts with -0- balance DTI is below 43.00%

Reviewer Comment (2018-01-17): 2016 W2 wages were not included on income calculation.  Otherwise, 2016/2015 figures were agreeable.  Additional W2 wages results in self-employment increase from 2015-2016.  Wages would be included in total self-employment and be averaged over 2015-2017 even though no wages were paid in 2015.

Buyer Comment (2018-01-16): Income calculation provided.

Reviewer Comment (2018-01-12): Please provide 2015-2016 income breakdown supporting decline, 2016-2017 P&L comparison was provided.  Credit card payments were already omitted so income appears to be the only issue to resolve.

 Buyer Comment (2018-01-04): Disagree.  2016 income declined from 2015, and as such a most recent 12 month average is required to be used for income calculation.  Updated online screen shot for Citi accounts reflecting -0- open balance for both accounts.
											09/07/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202693019	12/08/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The income verified is slightly lower than the lender. Lender used 1 yr average for 2016 only. The bottom line net income is higher in 2016 than 2015, allowing for two year average as required by guides. The lender also omitted the Citi #XXX credit card and Citi #XXX card from the DTI. There is no documentation verifying omission.
Reviewer Comment (2018-07-02): Per client request, loan was reconsidered as non-QM.  Subsequently, this exception is no longer valid as it is QM related.

Reviewer Comment (2018-06-12): Updated loan designations can only be accepted by investor. Exception remains.

Buyer Comment (2018-06-08): Please change to Non QM

Reviewer Comment (2018-01-24): 2016 income is $323,854.50, 2015 is $316,322, 2 year average is $26,674, and self-employed loss is $27.08 for total income of $26,646.94 which results in 43.9% DTI.  Please clarify income used for less than 43% DTI.

Buyer Comment (2018-01-19): When including two year average for 1120S source + W2 wages from same source and excluding Citi accounts with documented -0- balance DTI is below 43.00%.

Reviewer Comment (2018-01-17): Income calc provided excluded W2 wages for 2016 and showed total incpome of only $21,699.

Buyer Comment (2018-01-16): Income calculation provided.

 Reviewer Comment (2018-01-12): Please provide 2015-2016 income breakdown supporting decline, 2016-2017 P&L comparison was provided.  Credit card payments were already omitted so income appears to be the only issue to resolve.
											07/02/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202693019	12/18/2017	Credit	Assets	Asset Documentation	Assets	Guideline Issue:Insufficient asset documentation.		1. The file is missing verification that the borrower has 100% use of business funds and no repayment is required. 2. The file is missing evidence the business funds are not an advancement against future earnings or future cash distributions. The documantion must also include a review of any potential tax implications on funds received.		Reviewer Comment (2018-01-12): LOE and evidence of 100% ownership deemed sufficient upon re-review. Buyer Comment (2018-01-04): Disagree. Letter from borrower in file under income and asset section regarding how money is tranferred out of business account.	01/12/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
202693020	12/07/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/18/2017 Inspection Date: 09/20/2017	Disaster date 10/18/17. Inspection date 09/20/17.		Reviewer Comment (2018-01-08): A post-disaster inspection has not been provided. Client states that either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster.	01/08/2018			1	A	10/XX/2017	FL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202693020	12/07/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	10/XX/2017	FL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202693020	12/15/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing lenders application date to determine date for testing.						2	B	10/XX/2017	FL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202693020	12/15/2017	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of 09/23/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/09/2017.	Missing rate lock						2	B	10/XX/2017	FL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
202693021	12/07/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202693021	12/07/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/05/2017)	Evidence of borrower's earlier receipt was not provided.		Reviewer Comment (2018-01-09): Evidence of earlier receipt was provided. Buyer Comment (2018-01-09): MD 1/9/18, Docutech edisclosure summary was in file showing initial CD was econsented on 10/5/17. Uploaded for review	01/09/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202693021	12/15/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,113.00 exceeds tolerance of $1,568.00 plus 10% or $1,724.80. Sufficient or excess cure was provided to the borrower at Closing. (0)					12/15/2017		1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202693021	12/19/2017	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guides, the Verbal VOE must be dated within 5 days of closing. 1. For the borrower, the Written VOE was completed 9/29 which is greater than 5 days from Note Date and Verbal VOE 10/16/2017, which is after the Note Date. 2. For thew co-borrower, the Verbal VOE was completed 10/16/2017, which is after the Note Date.		Reviewer Comment (2018-01-09): Agree thet VOEs are within required time frame, thanks. Buyer Comment (2018-01-05): Disagree. Page 82 of the Seller guide requires 10 business days prior to the note date or prior to delivery to Galton. Disbursement date is 10/XX/2017, and VOE's for both borrower's are dated 10/16/2017 which is prior to delivery to Galton.	01/09/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202693022	12/07/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/18/2017 Inspection Date:			Reviewer Comment (2018-01-08): A post-disaster inspection has not been provided. Client states that either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster.	01/08/2018			1	A	10/XX/2017	FL	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202693022	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/18/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/18/2017)	The Final Closing Disclosure did not reflect an amount for the total closing costs that were exceeded. No cure was provided.						2	B	10/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693022	12/07/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-8,783.24 is less than amount of binding Lender Credit previously disclosed in the amount of $-8,998.00. (9300)	Change of Circumstance form in file reflects Lender Credit of $8,783.24. Re-disclosure was not prior to initial closing disclosure.		Reviewer Comment (2018-01-12): Waived black hole issue per email provided. Buyer Comment (2018-01-09): MD 1/9/18 EdgeMAC got waiver from Galton to accept lender's 10/5 CD and COC reflecting the lowered lender credit due to lower loan amount. Uploaded waiver to AMC			01/12/2018	3	C	10/XX/2017	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693022	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/10/18/2017)							2	B	10/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693022	12/07/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $52.46 exceeds tolerance of $32.00. Insufficient or no cure was provided to the borrower. (7520)	The Change of Circumstance for this increased fee was in the loan file. Increased fee was not disclosed prior to initial closing disclosure.		Reviewer Comment (2018-01-12): Waived black hole issue per email provided. Buyer Comment (2018-01-09): MD 1/9/18 EdgeMAC got waiver from Galton to accept lender's 10/5 CD and COC reflecting the CBR Fee increase by $20.46. Uploaded waiver to AMC			01/12/2018	3	C	10/XX/2017	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693022	12/08/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/18/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/10/18/2017)	Note contains assumption language. Final closing disclosure reflects loan is not assumable.						2	B	10/XX/2017	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693022	12/19/2017	Credit	Credit	Miscellaneous	Credit	Credit Exception:		The ARM loan program requirements are not met per guidelines. The Note states the floor rate will never be lower than the margin. Per the guidelines matrix for ARM loans, the lifetime floor is the start rate. The start rate is 5%. The margin is 2.5%.		Reviewer Comment (2018-03-12): Upon additional review the ARM Program requirements were met.	03/12/2018			1	A	10/XX/2017	FL	Primary	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202693024	12/07/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202693024	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	Broker's initial LE is only document in file with inconsistent alternate tables. All Lender Les and CDs consistently use same alternate tables.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202693025	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/13/2017 did not disclose number of months for homeowner's insurance under Prepaids. (Final/10/13/2017)	The Homeowners Insurance in section F does not reflect the number of months collected.		Reviewer Comment (2017-12-20): The lender provided a corrected PC CD 10/XX/2017 with LOX and verification of delivery.		12/20/2017		2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693025	12/06/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,188.80 exceeds tolerance of $228.80. Sufficient or excess cure was provided to the borrower at Closing. (7200)	The Lender credited the tolerance cost to cure fee back to borrower at closing.				12/06/2017		1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693025	12/06/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017.	Notice of Right to cancel signed 10/XX/2017 with an expiration date of 10/XX/2017. Based on consummation date of 10/XX/2017, the RTC expiration date if 10/XX/2017 with a disbursement date of 10/XX/2017. Revised Closing Disclosure issued on 10/XX/2017 reflects a disbursement date of 10/XX/2017.
Reviewer Comment (2018-04-02): PC CD was provided correcting the issue.  The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping.  Additionally, rescission was re-opened and subsequently has expired.  This is the appropriate documentation required to cure the exception.

Buyer Comment (2018-03-30): SMS 3/30/18, received new executed ROR and Letter of Explanation to borrower, uploaded for review.

 Reviewer Comment (2017-12-20): The lender provided a corrected PC CD 10/XX/2017 showing 10/XX/2017 disbursement date. The file is missing an LOX and rew-open ROR for borrower to sign and date.
												04/02/2018		2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693025	12/11/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/13/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/13/2017)	Consummation date of 10/XX/2017. Borrower signed individually on 10/13/2017. Additional Trustee, borrower’s spouse did not sign until 10/18/2017. Final Closing Disclosure issued 10/13/2017 with closing date and disbursement date of 10/XX/2017. A post closing Disclosure issued on 10/27/2017 reflects a closing date of 10/XX/2017 and disbursement date of 10/XX/2017.		Reviewer Comment (2017-12-20): The lender provided a corrected PC CD and LOX.		12/20/2017		1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693025	12/11/2017	Compliance	Compliance	Federal Compliance	TILA	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	No evidence that borrower was provided a new rescission period. Notice of Right to cancel signed 10/XX/2017 with an expiration date of 10/XX/2017. Based on consummation date of 10/XX/2017, the RTC expiration date if 10/XX/2017 with a disbursement date of 10/XX/2017. Revised Closing Disclosure issued on 10/27/2017 reflects a disbursement date of 10/XX/2017.		Reviewer Comment (2018-04-02): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping. Additionally, rescission was re-opened and subsequently has expired. This is the appropriate documentation required to cure the exception.		04/02/2018		2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693026	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/18/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/18/2017)	Security Agreement reflects notary date of 10/XX/17 and closing date on CD reflects 10/XX/17. Data was corrected on subsequent CD and although there is a letter of explanation to the borrower regarding the re-disclosed CD, it does not address the closing date issue.						2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693026	12/07/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017.	CD dated 10/27/17 reflects a disbursement date of 10/XX/2017. No evidence in file of Letter of Explanation, proof of delivery or Re-opening of Recission period
Reviewer Comment (2018-01-12): A letter of explanation to the borrower that  accompanied a previously supplied PC CD was provided.  This is the appropriate documentation required to cure the exception.

 Buyer Comment (2018-01-09): MD 1/9/18, The loan disbursed on 10/XX, not 10/XX. There is no requirement to re-open ROR. The loan closed on 10/XX and the borrowers were given until midnight of 10/XX to rescind, which is accurate. The fact that the disbursement date on the 10/XX CD is incorrect does not require a re-opening of the borrower's RTC. The lender later corrected the clerical error by issuing the 10/XX PCCD. uploaded LOE and proof of edelivery
												01/12/2018		2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693026	12/15/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202693026	12/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 10/18/2017 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/10/18/2017)	CPL fee should be Closing Protection Letter.						2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693026	12/15/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Provided to All Parties	TILA-RESPA Integrated Disclosure: Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.	Missing verification Final CD issued 10/18/2017 was recieved by primary borrower. Signature on disclosure is co-borrower's and Audit trail reflects latest disclosure recieved by borrower was on 10/17/2017.
Reviewer Comment (2018-01-12): Agree with receipt of prior CD

 Buyer Comment (2018-01-09): MD 1/9/18, there is no requirement in TRID (§1026.38(s)) that the borrower's have to sign the CD, while it is odd that there is only a signature line for the co-borrower, there is proof in the file that both borrower econsented to receive documents electronically and there is a esummary in the file. Proof of delivery of the 10/17 is sufficient. the only differences between the 10/18 and 10/17 CDs are a slight change in impounds that would not require redisclosure to the borrower. There is no material issue with the fact that the lender did not show proof of delivery/receipt of the 10/18 CD.
											01/12/2018			1	A	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure, and proof of delivery and NORTC if reopened rescission required	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693027	12/07/2017	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	B	8/XX/2017	MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202693027	12/07/2017	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely)	Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.							2	B	8/XX/2017	MD	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202693027	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	B	8/XX/2017	MD	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
202693027	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Discount Point Percentage	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 08/24/2017 disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (Final/08/24/2017)	The Final CD shows 2.625% Loan Amount Points charge, with an amount of $1970. The loan amount is $152000 X 2.625% = $3990 to be charged. The amount charged on the CD is 1.296% of the loan amount.						2	B	8/XX/2017	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693027	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/24/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/08/24/2017)	The Final CD has the incorrect amount financed on page 3 under Calculating Cash to Close section. The correction was made on PC CD 10/24/2017. The lender provided an LOX for another issue. Missing LOX explaining this issue.						2	B	8/XX/2017	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693027	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/24/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/24/2017)			Reviewer Comment (2017-12-20): The tolerance cure violations for $414 for increased charge to Transfer Tax and $25 for increase to appraisal fee have been cured.		12/20/2017		2	B	8/XX/2017	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693027	12/07/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)			Reviewer Comment (2017-12-20): The lender provided a PC CD, LOX, refund check for $25 and proof of delivery.		12/20/2017		2	B	8/XX/2017	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693027	12/07/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $438.00 exceeds tolerance of $24.00. Insufficient or no cure was provided to the borrower. (8304)			Reviewer Comment (2017-12-20): The Final CD has a $414 tolerance cure which clears this tolerance violation.		12/20/2017		2	B	8/XX/2017	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693028	12/05/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/09/2017)							2	B	8/XX/2017	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202693029	12/05/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The application signed at closing is not in the file.		Reviewer Comment (2018-01-12): Final executed 1003 provided. Buyer Comment (2018-01-09): Disagree. Final signed 1003 is in the file.	01/12/2018			1	A	10/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202693032	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/21/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/21/2017)	Final CD reflects closing date of 9/XX/17. Loan was consummated on 9/XX/17. Post close CD issued on 9/29/17 reflects correct closing date of 9/XX/17.The LOX provided does not state the correction to the closing date.						2	B	9/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693032	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller Change - Down Payment	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/21/2017 incorrectly disclosed whether there was a change in the Down Payment/Funds from Borrower. (Final/09/21/2017)	Final CD, Calculating Cash to Close table, reflects Down Payment/Funds from Borrower of $149,290 on LE and $149,289.74 on CD. Question "Did this change?" is answered NO, should be answered YES. Post close CD issued on 9/29/17 reflects correct answer of YES. The LOX provided does not state this correction made.						2	B	9/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693032	12/05/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017.	Final CD reflects Disbursement Date of 9/XX/17. Post close CD issued on 9/XX/17 reflects correct Disbursement Date of 9/XX/17.		Reviewer Comment (2017-12-20): The lender provided a corrected PC CD 9/XX/2017 and LOX with email proof sent to the borrower.		12/20/2017		2	B	9/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693033	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/20/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/20/2017)	Final CD reflects closing date of 10/XX/17. Loan was consummated on 10/XX/17. Post-close CD issued on 10/30/17 reflects correct closing date of 10/XX/17. The LOX provided does not specify the error that was corrected.						2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202693033	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/20/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/20/2017)	Final CD reflects $0.00 by which total closing costs exceeded the legal limit.		Reviewer Comment (2018-03-14): Letter of Explanation & Corrected Closing Disclosure was provided to the borrower. Buyer Comment (2018-03-13): SMS 3/13/18, Received PC CD, Letter of Explanation, Proof of Delivery and copy of refund check. Uploaded for review.				2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202693033	12/05/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $6.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7531)	Initial LE does not reflect fee. Fee is reflected on Final CD. No valid change of circumstance nor cure provided. Please note Initial LE reflects Life of Loan fee and Final CD reflects both Life of Loan and Initial Cert Fee.		Reviewer Comment (2018-03-15): LOX, Proof of delivery, PCCD and Refund was provided to the borrower dated 03/XX/18. Buyer Comment (2018-03-13): SMS 3/13/18, Received PC CD, Letter of Explanation, Proof of Delivery and copy of refund check. Uploaded for review.				3	C	10/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202693033	12/05/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time). Fee Amount of $67.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7550)	Initial LE does not reflect fee. Fee is reflected on Final CD. No valid change of circumstance nor cure provided. Please note Initial LE reflects Life of Loan fee and Final CD reflects both Life of Loan and Initial Cert Fee.		Reviewer Comment (2018-03-14): LOX, Proof of delivery, PCCD and Refund was provided to the borrower dated 03/09/18. Buyer Comment (2018-03-13): SMS 3/13/18, Received PC CD, Letter of Explanation, Proof of Delivery and copy of refund check. Uploaded for review.				3	C	10/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202693033	12/05/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017.	Final CD reflects disbursement date of 10/XX/17. Post-close CD issued on 10/30/17 reflects correct disbursement date of 10/XX/17. The LOX provided does not specify the error that was corrected.		Reviewer Comment (2018-01-12): Re-review of LOX found it was sufficient. Buyer Comment (2018-01-09): MD 1/9/18, The customer cured the disbursement date issue on the 10/XX/17 CD. AMC to provide regulatory guidance that requires the LOE provide specific details about what was changed on the CD and how by not providing it, would cause a material exception		01/12/2018		2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
202693034	12/11/2017	Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Borrowers used the vendor on SSPL, however, the fees were listed on section C instead of section B of Final Closing Disclosure and the Post Closing Disclosure issued 10/27/2017.						2	B	10/XX/2017	CA	Investment	Refinance - Cash-out - Home Improvement	Good Faith Redisclosure	B	B	A	A	B	B	A	A	N/A	N/A	Yes
202693036	12/05/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $16.00 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (7345)	Fee disclosed as $10 on LE dated 9/7/17, but disclosed as $16 on Final Closing Disclosure.				12/05/2017		1	A	10/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	C	A	Non QM	Non QM	Yes
202693036	12/05/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.40 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Fee disclosed as $50 on LE but disclosed as $63.40 on Final Closing Disclosure.				12/05/2017		1	A	10/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	C	A	Non QM	Non QM	Yes
202693036	12/05/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:			Reviewer Comment (2018-01-08): A post-disaster inspection has not been provided. Client states that either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster.	01/08/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
202693036	12/05/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/27/2017)	Appraisal received by borrower on 09/15/2017. Appraisal report date of 09/27/2017 with an effective date of 09/11/2017.						2	B	10/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
202693036	12/12/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/17/2017)	Seller closing disclosure reflects seller paid fees of $75,513.80. Final Closing Disclosure reflects seller paid fees of $50,743.80.						2	B	10/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	C	A	Non QM	Non QM	Yes
202693036	12/22/2017	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Desk Review value is less than Appraised value by at least 10%.		Lender's Guidelines & rating agencies require a third party valuation review report. CDA provided reflects value as indeterminate.		Reviewer Comment (2018-01-12): Updated CDA provided. Buyer Comment (2018-01-10): Disagree. See page 141 of the CDA pdf for reconciled value of $1,050,000.00	01/12/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
202693036	12/22/2017	Credit	Assets	Asset Documentation	Assets	Missing Document: Asset Documentation not provided		Missing final signed HUD/CD for sale of departure residence. Provide copy of disbursement check or evidence of deposit to confirm amount of proceeds payable to the borrowers of at least $181,897. HUD reflects four owners.		Reviewer Comment (2018-01-12): Statement provided. Buyer Comment (2018-01-10): Disagree. Final CD shows cash to close is the net proceeds transfer from sale of departing residence.	01/12/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
202693039	12/04/2017	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202693039	12/04/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/14/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/06/14/2017)	The Final CD did not provide the reason an escrow account was not set up. A post close CD issued on 06/20/2017 indicated the reason as the Lender did not require or offer an escrow account.		Reviewer Comment (2018-01-19): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception. Buyer Comment (2018-01-12): MD 1/12/18, the lender provided an LOE and electronic proof of delivery for the PCCD dated 6/XX/17.		01/19/2018		2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693039	12/04/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	The Final CD disclosed a Lender cure in the amount of $50.00.		Reviewer Comment (2017-12-22): Cure on Final CD		12/22/2017		2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693039	12/05/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-95.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-145.00. (9300)	The Final CD disclosed a Lender cure in the amount of $50.00 which lowered the Lender credit from $145.00 to $95.00.
Reviewer Comment (2018-05-05): Letter of Explanation & Corrected Closing Disclosure, refund and proof of delivery were provided, however the cure timeline requirement has expired and exception is open-Unable to clear.

Buyer Comment (2018-04-25): MD 4/25/18, received corrected PCCD, copy of refund check for $50, LOE and Proof of delivery to borrower, uploaded for review

Reviewer Comment (2018-04-02): 4/25/17 and 5/03/17 LEs both list lender credit of $145 and appraisal fee of $450 so lender credit existed prior to appraisal fee increase.  Docs provided do not provide an explanation for lender credit.  Refund is required.

Buyer Comment (2018-03-22): SMS 3/22/18, uploaded final settlement statement and PC CD as evidence that $145 in lender credit was all tied to appraisal fee.

Reviewer Comment (2018-01-19): Lender credit was disclosed as $145 on 4/25/17 LE.  Appraisal fee was $450 on 4/25/17 LE, as well as 5/3/17 LE.  Appraisal was increased to $595 on 5/4/17 CD and subsequently lowered.  Review can not verify any connection with addition of lender credit related to increase in appraisal fee.  Exception remains.

 Buyer Comment (2018-01-12): MD 1/12/18, The lender credit never decreased. It started and ended at $145. The total lender credit of $145 was to offset the increase in the appraisal fee (originally disclosed as $450, increased to $595, but final charge was $500) Since the only $50 was ultimately applied to the increase in appraisal fee, it was accurately disclosed as a cure, whereas the additional $95 remains just a general lender credit. AMC is basically penalizing the lender for disclosing a lender cure on the LE.
														2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693039	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/14/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/14/2017)	The Final CD disclosed Closing Costs Financed as $20,168.00. Calculated Closing Costs Financed includes the $509.87 closing costs paid before closing.		Reviewer Comment (2018-05-05): Letter of Explanation & Corrected Closing Disclosure, refund and proof of delivery were provided, however the cure timeline requirement has expired and exception is open-Unable to clear.				2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693039	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/14/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/14/2017)			Reviewer Comment (2018-05-05): Letter of Explanation & Corrected Closing Disclosure, refund and proof of delivery were provided, however the cure timeline requirement has expired and exception is open-Unable to clear.				2	B	6/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693040	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/10/17/2017)	Seller closing disclosure reflects seller paid fees of $112,082.45. Final Closing Disclosure reflects seller paid fees of $126,469.12.						2	B	10/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202693040	12/06/2017	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Evidence of borrower receipt was not found in file.						2	B	10/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202693040	12/14/2017	Credit	Assets	Asset Calculation / Analysis	Assets	Cash available for Closing is insufficient to cover Cash From Borrower.	Calculated Available for Closing of $299,990.73 is less than Cash From Borrower of $311,902.35.	Total funds required for closing of $311,902.35. Verified funds available for closing of $284,990.73. Short $26,911.62.
Reviewer Comment (2018-06-07): Upon further review guidelines allow for retirement accounts to be used for cash to close if less than 20% of qualifying balance is being used without further documentation. Retirement account meets guidelines and borrower has sufficient funds verified to close. Exception cleared.

Buyer Comment (2018-06-06): Disagree.  Non Material - per FNMA guidelines for 401k accounts if the value of the asset is at least 20% more than the funds needed for down payment and closing costs, not documentation of the borrower's actual receipt of funds realized from the sale of liquidation is required.  The balance of the 401k funds is more than 20% of the shortage of liquid funds for closing.

Reviewer Comment (2018-06-04): Assets used in review qualification total $299,990.73 and is broken down as follows. $25,000 XXX, $100,000 gift funds, First Bank XXX $5448.82, WF XXX $194.77, WF XXX $93.37, WF XXX $157,515.76, and XXX $11,738.01. Total Cash to close calculated per Final CD dated 10/17/17 is $311,902.35 and is broken down as follows. $41,277.68 Closing costs + $300,000 Down payment - $35,000 seller credit + $5624.67 adjustments. Please provide additional assets sufficient to cover closing costs. Exception remains.

Buyer Comment (2018-04-19): Disagree.  See Final CD and HUD-1, borrower's funds for closing are $309,231.49, and wire's equal $310,047.40 with funds back to borrower in the amount of $815.91, and copy of statements where wire's originated showing sufficient liquid assets.

Reviewer Comment (2018-01-19): Asset breakdown uploaded to deal docs.

 Buyer Comment (2018-01-15): Please provide breakdown of assets AMC has verified.
											06/07/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202693040	12/22/2017	Credit	Assets	Asset Documentation	Assets	Missing Document: Asset Documentation not provided		Missing acceptable documentation for source of $15,000 deposit to #6572 on 09/26/2017.
Reviewer Comment (2018-06-04): Both borrowers appear on assets statement and deposit is less than 50% of the combined monthly income and is not considered a large deposit per guidelines. Exception cleared.

Buyer Comment (2018-04-19): Disagree.  This is not considered a large deposit that exceeds 50% of the borrower's gross monthly income, and was not required to be sourced.  Guidelines only state source of funds may be required.  Exception should be cleared.

Reviewer Comment (2018-01-19): Please provide asset sourcing deposit.  Thanks.

 Buyer Comment (2018-01-15): Disagree.  See Texas Secretary of State documentation provided for evidence of source of deposit of $15,000.00.
											06/04/2018			1	A	10/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202693042	12/06/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	The Collateral Desktop Analysis fee increased from the prior CD to the Final CD by $150 without a valid change of circumstance. A total tolerance cure in the amount of -$1,035 was provided to the borrower at closing. This cure covers all zero percent fee tolerances.				12/06/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693042	12/06/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $6.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7531)	The Flood Certification fee increased from the prior CD to the Final CD by $6 without a valid change of circumstance. A total tolerance cure in the amount of -$1,035 was provided to the borrower at closing. This cure covers all zero percent fee tolerances.				12/06/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693042	12/06/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Investor Fee. Fee Amount of $875.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7543)	The Investor Fee fee increased from the prior CD to the Final CD by $875 without a valid change of circumstance. A total tolerance cure in the amount of -$1,035 was provided to the borrower at closing. This cure covers all zero percent fee tolerances.				12/06/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693042	12/06/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $67.00 exceeds tolerance of $63.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	The Tax Service Fee fee increased from the prior CD to the Final CD by $4 without a valid change of circumstance. A total tolerance cure in the amount of -$1,035 was provided to the borrower at closing. This cure covers all zero percent fee tolerances.				12/06/2017		1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693042	12/06/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017.	Final CD 9/21/17 discloses a disbursement date of 9/XX/17. This violates the 3 business day rule, which ends on 9/XX/17. The Post-Close CD 10/02/17 corrects this error. No evidence provided to show that borrower was provided the proper rescission period or LOX to explain the correction.		Reviewer Comment (2018-01-24): With evidence the loan disbursed properly, exception is cleared. Agree with lender response. Buyer Comment (2018-01-24): MD 1/24/18, Final Settlement Statement in file shows disbursement date of 9/XX/17. There is also an LOE in the file dated 10/2 that accompanied the PCCD. Please provide explanation on how the LOE not explaining the corrected disbursement date is a material TILA violation? Uploaded settlement statement and LOE for review	01/24/2018			1	A	9/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693044	12/05/2017	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Security Instrument not provided		Missing Deed of Trust.		Reviewer Comment (2018-01-12): DOT provided. Buyer Comment (2018-01-10): Disagree. Deed of Trust in file under Legal Post Closing section.	01/12/2018			1	A	9/XX/2017	CA	Investment	Refinance - Cash-out - Home Improvement		D	A	D	A	A	A	A	A	N/A	N/A	No
202693044	12/05/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Missing 1003.		Reviewer Comment (2018-01-12): 1003 provided. Buyer Comment (2018-01-10): Disagree. Final signed 1003 is in the file under Legal Post Closing section.	01/12/2018			1	A	9/XX/2017	CA	Investment	Refinance - Cash-out - Home Improvement		D	A	D	A	A	A	A	A	N/A	N/A	No
202693045	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/20/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/20/2017)	Borrower signed CD on 10/24/17. The correction was made on 11/2/2017 PC CD. The LOX provided needs to indicate correction made.						2	B	10/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693045	12/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/20/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/10/20/2017)	Note reflects loan is assumable but CD reflects it is not.						2	B	10/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693045	12/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/20/2017 did not disclose number of months for Property Tax under Prepaids. (Final/10/20/2017)	The information is missing from the Final CD and PC CD 11/XX/2017						2	B	10/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693045	12/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/20/2017)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $72,578.35, while closing CD sellers fees total $68,104.35						2	B	10/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693045	12/22/2017	Credit	Assets	Asset Documentation	Assets	Missing Document: Asset Documentation not provided		The file is missing: 1. Gift letters for $55,000 gift and $5,000 gift, fully executed. 2. Full 60 day transaction history for gift donor account. the file contains 30 day history for XXX #XXX and XXX #XXX.	Borrower has job stability for 10.4 years as an police officer. Borrower on this (Documentation Type) documentation loan has a disposable income of $15,179.
Reviewer Comment (2018-09-11): Client elected to waive with verified compensating factors.

Buyer Comment (2018-09-10): Yes, please waive. File has compensating factors - good job stability, high FICO and residual income.

Reviewer Comment (2018-07-02): IS the intent to waive with compensating factors?

Buyer Comment (2018-06-29): Galton deems missing document non-material. Account balance averages show funds available and loan has good compensating factors.

Reviewer Comment (2018-06-12): Unable to confirm 60 day seasoning per guidelines as only one month of donor statements provided. Investor to review.

Buyer Comment (2018-06-08): Disagree.  Non Material due to accounts in trust and balance average can be seen.

Reviewer Comment (2018-01-19): gift letters and transfers provided, still missing 2 months donor account statements.

 Buyer Comment (2018-01-15): Disagree.  Gift letters for $55,000.00 and $5,000.00 are in the file.  Agree only one month provided, however, both accounts are in trusts and donor's had sufficient funds.  Wire transfers support donor's gifted funds.
													09/11/2018	2	B	10/XX/2017	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693046	12/06/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Missing disclosure.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202693046	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/18/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/10/18/2017)	Lender's contact name and NMLS ID were not provided.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693046	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/18/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/18/2017)	Final Closing Disclosure reflects Closing Costs financed of $6,569.01. Calculated closing Costs Finance of 6,875.09. Variance of $306.08.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693046	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/18/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/18/2017)	Cure provided on final CD.		Reviewer Comment (2017-12-22): Cured on final CD		12/22/2017		2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693046	12/06/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,077.86 exceeds tolerance of $1,074.00. Insufficient or no cure was provided to the borrower. (7200)			Reviewer Comment (2017-12-22): Cured on Final CD		12/22/2017		2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202693047	12/06/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing YTD balance sheet
Reviewer Comment (2018-01-24): Verified borrower is 1099 employee, subsequently meets requirements per bulletin 2017/02

Buyer Comment (2018-01-19): Borrower is consumer that receives a 1099 for compensation from employer reports this income on the Schedule C of the tax returns.  Borrower does not own her own business, have a business address, or have employees.  The borrower falls under the category on the compliance bulletin.

Reviewer Comment (2018-01-19): Taxes are filed as a sole proprietor so compliance bulletin is not pertinent.  Balance sheet is still required.

Buyer Comment (2018-01-16): According to AMC Compliance Bulletin: 2017-02 1099 wage earners that are not W-2 employees, nor are they sole proprietors meet Appendix Q documentation requirements with two years tax returns, but will not require additional year to date P&L and Balance sheet.

 Buyer Comment (2018-01-15): Disagree.  The borrower is a XXX working as an independent contractor specializing in leasing and sales of professional commercial office buildings.  The signed P&L provided is sufficient, borrower is not an owner of a company.   Borrower pays a space fee with employer and has the usual expenses associated with a sales representative, such as travel, entertainment/meals, and insurance.
											01/24/2018			1	A	10/XX/2017	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693047	12/06/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
Reviewer Comment (2018-01-24): Verified borrower is 1099 employee, subsequently meets requirements per bulletin 2017/02

Buyer Comment (2018-01-19): Borrower is consumer that receives a 1099 for compensation from employer reports this income on the Schedule C of the tax returns.  Borrower does not own her own business, have a business address, or have employees.  The borrower falls under the category on the compliance bulletin.

Reviewer Comment (2018-01-19): Taxes are filed as a sole proprietor so compliance bulletin is not pertinent.  Balance sheet is still required.

 Buyer Comment (2018-01-16): Disagree.  Per AMC Compliance Bulletin: 2017-02 1009 wage earners that are not W-2 employees, nor are they sole propriertors meet Appendix Q requirements with two years tax returns, but will not require the additional year to date P&L and balance sheet.
											01/24/2018			1	A	10/XX/2017	NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693047	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/10/20/2017)	Seller closing disclosure reflects seller paid fees of $64,184.28. Final Closing Disclosure reflects seller paid fees of $74,308.45.						2	B	10/XX/2017	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693047	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/20/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/20/2017)	Consummation date of 10/XX/2017. Final Closing Disclosure reflects a closing date of 10/XX/2017. The correction was made on the PC CD 10/XX/2017. The LOX provided does not specify the correction made.						2	B	10/XX/2017	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693047	12/08/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (73200)					12/08/2017		1	A	10/XX/2017	NV	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693047	12/08/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 4506 - T. Fee Amount of $26.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7330)					12/08/2017		1	A	10/XX/2017	NV	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693047	12/22/2017	Credit	Assets	Asset Documentation	Assets	Missing Document: Asset Documentation not provided		The file is missing an updated bank statement for XXX #XXX to show wire transfers made on 10/25/2017 for $36650, and cashier check for $36650 on 10/25/2017 per the Receipt/Deposit Summary Report. Latest statement in the file is dated 10/4/2017.		Reviewer Comment (2018-01-19): Updated statement provided. Buyer Comment (2018-01-15): Disagree. Updated XXX statement account ending XXX through 10/25/2017 reflects wire transfer of $36,650.00 and sufficent funds for the additional $36,650.00 per running balance.	01/19/2018			1	A	10/XX/2017	NV	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693048	12/07/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202693048	12/07/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Non QM due to missing income documentation.		Reviewer Comment (2018-06-04): Loan Designation restated to Non-QM. Exception cleared. Buyer Comment (2018-04-20): Please change to Non QM Buyer Comment (2018-04-03): Please change to Non QM	06/04/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202693048	12/07/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/19/2017)	Initial CD dated 10/19/17 was not executed by borrowers and therefore presumed received on 10/23/17, which is not at least three business days prior to closing.		Reviewer Comment (2018-01-24): Evidence of earlier disclosure provided. Buyer Comment (2018-01-24): MD 1/24/18, The lender provided an edisclosure history showing they sent and the borrower consent to receiving the initial CD on 10/19/17. Uploaded for review	01/24/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202693048	12/07/2017	Compliance	Compliance	Miscellaneous Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for 1795 McKee Road. Lease Agreement and/or Tax Transcripts / Returns not provided. (Non-Subject Investment/Schedule E)	Missing lease agreement for XXX		Reviewer Comment (2018-06-04): Loan Designation restated to Non-QM. Exception cleared. Buyer Comment (2018-05-11): 2nd request. Please change to Non QM. Buyer Comment (2018-04-03): Please change to Non QM	06/04/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202693048	12/15/2017	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX Third Party Verification	Missing third party verification of self employment, for XXX, for both Schedule C businesses.
Reviewer Comment (2018-03-01): Agree with seller response

Buyer Comment (2018-02-07): Disagree.  Income being used to qualify is XXX $8514.00 and XXX $1729.58; XXX $11,260.47; XXX $7084.13 and Schedule C XXX -$602.00.  As Borrower is W2 employee with side business that are not borrower's true source of income and 3rd party verification is not required.

Reviewer Comment (2018-01-19): Both schedule C business were included for qualification, subsequently 3rd party verification is still required.

 Buyer Comment (2018-01-15): Disagree.  Income for Schedule C Consulting source not being used to qualify.  Schedule C Online Sales source is XXX per 1040's where expenses are captured.  The negative income from XXX is being used in the income calculation, and does not require a license.  P&L and Balance sheet are in the file to document on going negative income.    Borrower is W2 employee with side businesses that are not borrower's true sources of income.  The only reason the Online Sales income was included in the income calculation was due to it being negative.
											03/01/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202693048	06/04/2018	Compliance	Compliance	Miscellaneous Compliance	Compliance	Miscellaneous Compliance: Non-Material Compliance Exception:		The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.						2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202693049	12/06/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:	File contains Disaster Area Inspection report 10/25/17, reflecting subject not affected by the recent wild fires. The inspection was prior to the noted disaster date of 10/31/2017.		Reviewer Comment (2018-01-08): A post-disaster inspection has not been provided. Client states that either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster.	01/08/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202693049	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/16/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/16/2017)	Final CD reflects closing date of 10/XX/17. Loan was consummated on 10/XX/17.		Reviewer Comment (2017-12-22): Post close CD issued on 11/2/17 reflects correct closing date of 10/XX/17 and file includes evidence that the revised CD was provided to borrowers.		12/22/2017		1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693049	12/06/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017.	Final CD reflects disbursement date of 10/XX/17, vs earliest allowable disbursement date of 10/XX/2017. Post close CD issued on 11/2/17 reflects correct disbursement date of 10/XX/17, and file includes an email indicating the lender sent CD to the borrowers. However file does not include LOE to borrowers explaining the correction, or proof that the revised CD was delivered to the borrowers.
Reviewer Comment (2018-01-24): Agree with lender, evidence was provided that the loan disbursed 10/XX/17 which was sufficient to clear.

 Buyer Comment (2018-01-24): MD 1/24/18, The lender provided the email they sent to the borrower. Please provide explanation on how the LOE not explaining the corrected disbursement date is a material TILA violation? Also, §1026.19(f)(2)(iv) states the corrected disclosure only has to be delivered or placed in the mail within 60 days after consummation. The borrower previously econsented to receiving disclosures electronically, so how is a copy of the email dated 11/2/17 is not sufficient for "proof of delivery"?
											01/24/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693049	12/22/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock was not found in file.						2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202693049	12/22/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Rate lock was not found in file.						2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202693050	12/07/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017.	Earliest eligible disbursement date is 10/XX/2017 based on 10/XX/2017 consummation date. Post-close CDs dated 10/26/2017 and 11/02/2017 reflect revised disbursement date of 10/XX/2017, but evidence post-close CDs were provided to borrower and LOE for post-close CD to borrower did not explain this correction.		Reviewer Comment (2018-01-24): Lender provided evidence that disbursement was 10/XX/17. Buyer Comment (2018-01-24): MD 1/24/18, EM is only addressing the 11/2 CD since both were provided within 30 days of consummation. The Lender provided an email stating the PCCD was delivered via First Class mail on 11/2. Also, please provide explanation on how the LOE not explaining the corrected disbursement date is a material TILA violation? Uploaded email for review	01/24/2018			1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202693050	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 10/18/2017 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/10/18/2017)	The Final CD disclosed a Processing Fee in Section A (Origination Charges) paid to a Third Party.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202693050	12/07/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing Rate Lock.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202693050	12/07/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2017-12-26): The exception severity is modified to an EV2 from an EV3 based on the loan conforming to the lender’s guidelines that evaluate the consumers Ability to Repay based on the verified assets				2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202693050	12/07/2017	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2017-12-26): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the lender’s guidelines that evaluate the consumers Ability to Repay based on the verified assets				2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202693050	12/07/2017	Compliance	Compliance	State Compliance	Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 5.62340% or Final Disclosure APR of 5.65100% is in excess of allowable threshold of APOR 3.82% + 1.5%, or 5.32000%. Compliant Higher Priced Loan.	Per fees captured from final CD.		Reviewer Comment (2017-12-26): Compliant HPML			12/26/2017	1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202693050	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/18/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/18/2017)	Final CD reflects closing date 10/XX/2017 vs actual consummation date of 10/XX/2017.		Reviewer Comment (2017-12-20): The Lender issued a post close CD on 10/26/2017 and 11/02/2017 reflecting the actual consummation date of 10/XX/2017, along with evidence that the revised CD was sent.		12/20/2017		1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202693050	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/18/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/10/18/2017)	The Final CD disclosed 12 months homeowner's insurance collected in the Prepaids section in the amount of $637.00. This is the annual premium per insurance documentation dated 9/18/2017, but updated docs dated 9/19/2017 reflect annual premium of $695.00. Monthly premium shown in section G matches $695.00 premium, at $57.92 per month. This was not corrected on any of the post-close CDs.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202693050	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/18/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/18/2017)	The Final CD disclosed the Closing Costs Financed as -$14,156.26 instead of $14,156.26. Post-close CDs issued 10/26/2017 and 11/2/2017 corrected this issue (reflected the figure as a positive figure, vs negative) but LOE to borrower explaining this correction was not found in the file.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202693050	12/20/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202693050	12/26/2017	Compliance	Compliance	Federal Compliance	Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.62340% or Final Disclosure APR of 5.65100% is in excess of allowable threshold of APOR 3.82% + 1.5%, or 5.32000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2017-12-26): Compliant HPML			12/26/2017	1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202693052	12/06/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017.	Final CD 10/26/17 disclosed a disbursement date of 10/XX/17, vs earliest allowable disbursement date of 10/XX/2017. This was corrected on a post-close CD dated 11/1/2017 (reflects disbursement date as 11/XX/2017), however LOE to borrowers explaining this correction was not found in file.		Reviewer Comment (2018-01-24): Agree, this is cleared based on evidence of later disbursement date. Buyer Comment (2018-01-24): MD 1/24/18, Please provide explanation on how the LOE not explaining the corrected disbursement date is a material TILA violation?	01/24/2018			1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
202693053	12/05/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Missing Deed.		Reviewer Comment (2018-03-01): Deed provided. Buyer Comment (2018-02-27): Assigning to AMC Buyer Comment (2018-02-27): SMS 2/27/18 received copy of recorded Warranty Deed dated 10/XX/17 and Recorded Deed of trust dated 10/XX/17. Uploaded for Review. Will AMC accept this as sufficient?	03/01/2018			1	A	10/XX/2017	WA	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No
202693053	12/05/2017	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing disclosure.						2	B	10/XX/2017	WA	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No
202693054	12/05/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/20/2017)							2	B	10/XX/2017	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202693056	12/06/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:	Appraisal effective date 09/18/17. before disaster date.		Reviewer Comment (2018-01-08): A post-disaster inspection has not been provided. Client states that either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster.	01/08/2018			1	A	10/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202693058	12/06/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017.	Final CD reflects loan was disbursed on 11/XX/17. Post close CD issued on 11/10/17 reflects loan was disbursed on 11/XX/17, which is after three business days from transaction date of 10/XX/17.		Reviewer Comment (2018-01-24): Evidence was provided showing loan funded after rescission period, exception is cleared. Buyer Comment (2018-01-24): MD 1/15/18, It is unclear what AMC is asking EM/Galton to remediate? The Exception Information indicates the lender cured the disbursement date error with the PCCD issued 11/10. It appears AMC wants to see the proof of delivery and LOE. These were in the file, uploading for review	01/24/2018			1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693058	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/30/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/30/2017)	Final CD reflects closing date of 10/XX/17. Loan was consummated on 10/XX/17. Post close CD issued on 11/10/17 reflects correct closing date of 10/XX/17.		Reviewer Comment (2018-01-24): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.		01/24/2018		1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693058	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/30/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/10/30/2017)	Final CD reflects 6 months premium under Prepaids of $685.81 ($114.30 per month). Evidence of insurance reflects $1,581.26 annually ($131.77 per month).						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693059	12/11/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: AUS not provided		Per 1008 AUS recommendation Approve/Eligible DU case # used XXX		Reviewer Comment (2018-01-12): AUS not required. Buyer Comment (2018-01-10): Disagree. AUS not required to be provided. Manual approval is acceptable, which is in the file.	01/12/2018			1	A	10/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202693060	12/05/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing lock.						2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693060	12/05/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Missing lock.						2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693060	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/06/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/06/2017)	Final Closing Disclosure does not reflect Closing Costs Financed. Calculated Closing Costs Financed of $8,472.32.						2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693060	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/06/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/06/2017)	Cure for various 0% and 10% tolerance violations $291.20 was not provided.						2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693060	12/08/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $450.00 exceeds tolerance of $395.00. Insufficient or no cure was provided to the borrower. (73164)	Fee disclosed as $395.00 on LE dated 08/28/2017, but disclosed as $450.00 on Final Closing Disclosure.
Reviewer Comment (2018-03-08): PCCD, LOX to the borrower and proof of refund was provided.

Reviewer Comment (2018-01-24): PC CD provided showing higher credit, however evidence of the $691 refund is required to cure the exception.

 Buyer Comment (2018-01-24): MD 1/24/18, The lender provided the borrower(s) with a total lender cure of $691, which is greater than the total amount cited by AMC ($65 + $150 + $86.20 = $301.20). The lender  included the $691 cure in the final disbursement at funding, as evidenced by the final ALTA settlement statement showing a total lender credit of $2191 applied in the cash back to borrower calculation. Uploading ALTA settlement statement, LOE and email to borrower for delivery of PCCD. (prior econsent in file)
												03/08/2018		2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693060	12/08/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73178)	Fee was not disclosed on the Loan Estimate.
Reviewer Comment (2018-03-08): PCCD, LOX to the borrower and proof of refund was provided.

Reviewer Comment (2018-01-24): Evidence of $691 refund is required.

 Buyer Comment (2018-01-24): MD 1/24/18, The lender provided the borrower(s) with a total lender cure of $691, which is greater than the total amount cited by AMC ($65 + $150 + $86.20 = $301.20). The lender  included the $691 cure in the final disbursement at funding, as evidenced by the final ALTA settlement statement showing a total lender credit of $2191 applied in the cash back to borrower calculation. Uploading ALTA settlement statement, LOE and email to borrower for delivery of PCCD. (prior econsent in file)
												03/08/2018		2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693060	12/22/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $744.00 exceeds tolerance of $598.00 plus 10% or $657.80. Insufficient or no cure was provided to the borrower. (0)	$86.20 violation due to increase in Title-Closing Protection Letter Fee, Title-Recording Service Fee and Title-SubEscrow Fee. No evidence of cure.
Reviewer Comment (2018-03-08): PCCD, LOX to the borrower and proof of refund was provided.

Reviewer Comment (2018-01-24): Evidence of $691 refund is required.

 Buyer Comment (2018-01-24): MD 1/24/18, The lender provided the borrower(s) with a total lender cure of $691, which is greater than the total amount cited by AMC ($65 + $150 + $86.20 = $301.20). The lender  included the $691 cure in the final disbursement at funding, as evidenced by the final ALTA settlement statement showing a total lender credit of $2191 applied in the cash back to borrower calculation. Uploading ALTA settlement statement, LOE and email to borrower for delivery of PCCD. (prior econsent in file)
												03/08/2018		2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202693060	12/22/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/01/2017)							2	B	10/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693061	12/14/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	10/XX/2017	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202693062	12/07/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/18/2017 Inspection Date: 10/17/2017			Reviewer Comment (2018-01-08): A post-disaster inspection has not been provided. Client states that either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster.	01/08/2018			1	A	11/XX/2017	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693062	12/07/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/19/2017)							2	B	11/XX/2017	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693062	12/07/2017	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.							2	B	11/XX/2017	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693062	12/12/2017	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Amy Liu VVOE - Employment Only	Missing VVOE for the borrower dated within 10 days of closing.		Reviewer Comment (2018-01-12): VOE is within 10 business days of Note. Buyer Comment (2018-01-10): Disagree. VVOE dated within 10 business days as required by Galton guidelines.	01/12/2018			1	A	11/XX/2017	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693063	12/07/2017	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	10/XX/2017	MI	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202693063	12/07/2017	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	ABA in file is dated 9/11/17, which is not within three business days of application, which was 8/30/17.						2	B	10/XX/2017	MI	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202693063	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/19/2017)	Seller CD reflects $82,561.76 in seller paid fees. Consumer's Final CD reflects $0.00 in seller paid fees.						2	B	10/XX/2017	MI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693063	12/15/2017	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Condo Rider was not provided.		Missing Condo Rider. In addition, for Site Condos, guidelines require the mortgage on the subject property is covered by a title insurance policy that includes ALTA Form A, Condominium endorsement. Final CD does not reflect any endorsements on the subject.
Reviewer Comment (2018-04-02): Condo rider and evidence it was sent for recording were provided.

Buyer Comment (2018-03-23): SMS 3/23/18, Received executed condo rider and affidavit. Uploaded to AMC for review.

Buyer Comment (2018-02-01): SMS 2/1/18, Can AMC please provide details as to what the proposed remediation path would be?

Reviewer Comment (2018-01-24): 19th page of appraisal document includes addendum sating subject is a site condo.

 Buyer Comment (2018-01-24): MD 1/24/18, In reviewing this loan, the appraisal does not indicate that the property is a condo or a PUD, just that it has an HOA. The property is clearly a stand along SFR, not a condo, so EM would not condition for a condo rider. Can AMC please provide details as to why they feel a condo rider would be required?
											04/02/2018			1	A	10/XX/2017	MI	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202693063	12/15/2017	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	10/XX/2017	MI	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202693065	12/15/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/04/2017)	Report date 10/4/2017. Effective date 8/21/2017. Provided date 9/14/2017.						2	B	10/XX/2017	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
202693066	12/07/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/06/2017)	Missing acknowledgment.						2	B	11/XX/2017	PA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202693066	12/15/2017	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing lock confirmation. File contains rate lock agreement disclosure						2	B	11/XX/2017	PA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202693067	12/07/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/27/2017)	No evidence was provided as to when borrower received copies of the appraisals.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693067	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 09/14/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/09/14/2017)	E-consent was provided on 9/14/17, and was e-signed by the borrower on 9/15/17. Initial LE dated 9/14/17 was e-signed by the borrower on 9/15/17. This is within compliance.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202693068	12/07/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date:	Updated/completion report dated 10/19/2017 from appraiser reflects no damage to property; however this report date is prior to the actual disaster date of 10/31/2017.		Reviewer Comment (2018-01-08): A post-disaster inspection has not been provided. Client states that either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster.	01/08/2018			1	A	10/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202693068	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Change - Total Payoffs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/24/2017 incorrectly disclosed whether there was a change in the Total Payoffs and Payments. (Final/10/24/2017)	The Calculating Cash to Close reflects the Loan Estimate Payoff as $289,968.00 and the final as $289,967.84 due to rounding. However, the Closing Disclosure should have reflected the Did this change question to yes and enter in the rounding difference amount.						2	B	10/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202693070	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/31/2017 did not disclose number of months for Property Tax under Prepaids. (Final/10/31/2017)	Final CD does not reflect the months property taxes were prepaid.						2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202693070	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/31/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/31/2017)	Cure for $100.00 for the decreased lender credit was not provided.		Reviewer Comment (2018-04-02): COC provided for credit decrease due to lowering loan amount.	04/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202693070	12/06/2017	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,400.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,500.00. (9300)	Initial disclosure reflected a lender credit of $3,500.00; however the Final CD indicates the credit was only $3,400.00. No cure provided.		Reviewer Comment (2018-04-02): COC provided for credit decrease due to lowering loan amount. Buyer Comment (2018-03-23): SMS 3/23/18, Received change of circumstance dated 10/13/17 and initial disclosure dated 10/13/17 and eSign summary as evidence that decrease in lender credit was valid. Uploaded for review.	04/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202693070	12/14/2017	Credit	Insurance	Insurance Documentation	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is $541,800.00. Loan amount is $680,000. Declarations page indicates the policy includes Expanded Replacement Cost, but does not specify the amount of expanded coverage.		Reviewer Comment (2018-04-13): Evidence of sufficient coverage was provided. Buyer Comment (2018-04-05): Disagree. Expanded coverage percentage increase of 35% for total coverage of $731,430.00, which is sufficient.	04/13/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202693070	12/14/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Missing disclosure.		Reviewer Comment (2018-04-02): SSPL provided. Buyer Comment (2018-03-23): See page 4 for settlement service provider list. Buyer Comment (2018-03-23): SMS 3/23/18, Disagree. See Initial LE dated 8/31/17 page 4 for settlement service provider list. Uploaded for review.	04/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202693071	12/07/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/08/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/08/2017)	Disclosure reflects Closing Date of (11/XX/2017), but transaction consummation (mortgage notary) date was (11/XX/2017).						2	B	11/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693071	12/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/08/2017)	Borrower's CD does not reflect $400 resale disclosure which is reflected on the seller's CD.						2	B	11/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693072	12/06/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/01/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/11/01/2017)	Upfront premium included additional fees due to new policy.						2	B	11/XX/2017	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693072	12/06/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $222.50 exceeds tolerance of $208.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit report fee increased by $14.50 at closing without a valid COC, sufficient credit was included on Final CD.				12/06/2017		1	A	11/XX/2017	NV	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693072	12/15/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/01/2017)	Seller CD reflects seller paid fees of $28,107.78; however Borrower's CD reflects seller paid fees of $26,896.50.						2	B	11/XX/2017	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202693074	12/05/2017	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/26/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/26/2017)	Final CD reflects closing date of 10/XX/17. Loan was consummated on 10/XX/17. Post close CD issued on 11/13/17 reflects correct closing date of 10/XX/17.		Reviewer Comment (2018-01-24): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower. This is the appropriate documentation required to cure the exception.		01/24/2018		1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
202693074	12/05/2017	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 4506-T. Fee Amount of $13.00 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (7330)	Cured				12/05/2017		1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
202693074	12/05/2017	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2017, prior to three (3) business days from transaction date of 10/XX/2017.	Final CD reflects a disbursement date of 10/XX/2017; post consummation CD dated 11/1/2017 reflects the accurate disbursement date of 11/XX/2017. No evidence that the Lender provided the borrower with an accurate rescission period.
Reviewer Comment (2018-01-24): Evidence provided that loan funded after valid rescission period is sufficient.

 Buyer Comment (2018-01-24): MD 1/24/18, the loan closed on 10/XX/17 and borrower was allowed until 10/XX/17 to rescind, as per the signed RTC form in file, which is an accurate 3 business days, per TILA. The file funded on 11/XX/17 as evidenced by the final settlement statement in file. There is also an LOE and POD in file, Appears AMC wants to call out the fact that the LOE does not specifically explain that the PCCD reflects the updated disbursement date of 11/XX Please provide explanation on how the LOE not explaining the corrected disbursement date is a material TILA violation?
											01/24/2018			1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
202693075	12/05/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/10/2017)	Missing acknowledgment of receipt.						2	B	11/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202693075	12/08/2017	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Missing final 1003.		Reviewer Comment (2018-01-12): 1003 provided. Buyer Comment (2018-01-10): Disagree. Final signed 1003 is in the file under Legal Post Closing section.	01/12/2018			1	A	11/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202693075	12/08/2017	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/07/18/2017)	Missing acknowledgement.						2	B	11/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202852363	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $617.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $450.00 on LE dated 11/11/2017, but as $617.00 on Final CD. There is no valid changed circumstance documented in file to account for the increased fee. $2.00 tolerance cure issued on Final CD, and $7.00 tolerance cure reflected on post-close CD dated 1/23/2018. Neither of these are sufficient.
Reviewer Comment (2018-02-26): Seller provided a FEMA disaster inspection reflecting no damage to the subject property, however FEMA has not declared an end date to the disaster.  Exception remains pending investor review.

Reviewer Comment (2018-02-26): Seller provided a Post FEMA inspection indicating there is no damage to the property.  However, FEMA has not declared an End date to the FEMA disaster area.  Exception Remains, Investor review required.

Reviewer Comment (2018-02-09): Seller provided the Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Exception cleared.

 Seller Comment (2018-02-06): proof of tolerance check
												02/09/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852363	01/29/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:	FEMA disaster declared due to California wild fires. Appraisal report is prior to the declared disaster.	28.23% LTV < 80.00% guideline max 26.76% DTI < 43.00% guideline max - 16.24% below program guideline maximum 17.3 months reserves > 6 months guideline minimum - borrowers have verified reserves of $23,000.72	Reviewer Comment (2018-03-06): Client elects to waive. Post FEMA inspection provided prior to FEMA declared end date. Reviewer Comment (2018-02-26): Seller provided a FEMA inspection reflecting there is no damage to the property. However, FEMA has not declared an end date to the disaster. Exception remains Pending Investor review. Seller Comment (2018-02-26): DAIR Report			03/06/2018	2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
202852363	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/11/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/11/2017)	Tolerance cure of $2.00 was provided on Final CD, and tolerance cure of $7.00 was reflected on Post-Close CD dated 1/23/2018. This is not sufficient for the total $172.00 tolerance cure required for increased 0% tolerance fees (Appraisal Fee, and Title - Sub Escrow Fee).		Reviewer Comment (2018-02-09): Seller provided the Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Exception cleared.		02/09/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852363	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $45.00 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower. (75201)	Fee disclosed as $40.00 on LE dated 11/11/2017, but as $45.00 on Final CD. Tolerance Cure of $2.00 was provided on Final CD, and post-close CD dated 1/23/2018 reflects $7.00 tolerance cure, however, this is not sufficient for the total tolerance violations.		Reviewer Comment (2018-02-09): Seller provided the Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Exception cleared. Seller Comment (2018-02-06): proof of tolerance check		02/09/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852364	01/26/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan is Interest Only and the Interest Only Rider is missing				Reviewer Comment (2018-02-07): Not required as the I/O verbiage is covered in the Note and Payment letter to the borrower.	02/07/2018			1	A	1/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202852364	01/29/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX Third Party Verification	Verification of borrower XXX, self employment income within 30 days prior to funding is missing from file. Verification provided is >30 days.		Reviewer Comment (2018-02-06): Seller provided the VOE as required per guides. Seller Comment (2018-02-06): uploaded VVOE	02/06/2018			1	A	1/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202852364	01/29/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	ABA provided in file is not signed by the borrower.						2	B	1/XX/2018	WA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202852365	01/26/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan is Interest Only and the Interest Only Rider is missing		I/O Rider missing from file.		Reviewer Comment (2018-02-07): Not required as the I/O verbiage is covered in the Note and Payment letter to the borrower.	02/07/2018			1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852365	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $450 on LE dated 09/25/17, but disclosed as $600 on Final Closing Disclosure.
Reviewer Comment (2018-02-13): Seller provided the Letter to Borrower, evidence of delivery and checks to borrower totaling $155. Exception cleared.

Seller Comment (2018-02-09): Check for $150.00 cure.

Reviewer Comment (2018-02-09): Seller provided PCCD dated 02/06/18 with sufficient cure, however refund check to borrower was only for $5.00 and issued on 01/24/18 for PCCD dated 01/23/18. Cure amount due to borrower is $150. Letter of explanation for refund is also missing. Label provided was created on 02/06/18 and per courier’s website indicates the package has not been picked up as of 02/09/18. Exception remains.

 Seller Comment (2018-02-06): Check, LOE and Updated CD
												02/13/2018		2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852365	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/26/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2018-02-09): Further review indicates borrower received the initial CD 10/26/17 via electronic delivery. Timing requirement has been met. Condition cleared. Seller Comment (2018-02-06): Attached CD dated 10/26	02/09/2018			1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852365	01/26/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Missing evidence of rate lock date.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852365	01/26/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/30/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/30/2017)	Cure for appraisal fee of $150 was not provided.						2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852365	01/26/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/20/2017)							2	B	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852367	01/26/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Security Instrument not provided		Security Instrument in file is incomplete. Pages 2 through 4, inclusive, were not provided.		Reviewer Comment (2018-02-09): Seller provided the complete Security Instrument. Exception cleared.	02/09/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Evidence of borrower's signature was not found in file.						2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/28/2017 not received by borrower at least four (4) business days prior to closing. (Interim/11/28/2017)	Evidence of earlier borrower receipt was not found in file.		Reviewer Comment (2018-02-09): Further review indicates borrower electronically received LE dated 11/28/17 on 11/28/17. Exception cleared. Seller Comment (2018-02-07): Please see LE dated 10-27-17	02/09/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock not provided.						2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Interest Only terms		Reviewer Comment (2018-02-02): Qualifying method provided in file is correct per ATR requirements.	02/02/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/01/2017 disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (Final/12/01/2017)	Total Closing Costs section of Final Closing Disclosure reflects Lender Credits as $404, but does not disclose Lender Credits in the Calculating Cash To Close section.						2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Change - Total Closing Costs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/01/2017 incorrectly disclosed whether there was a change in the Total Closing Costs. (Final/12/01/2017)	Disclosure reflects Final Total Closing Costs as -$10,355.50 and Loan Estimate Total Closing Costs as -$10,356. Loan Estimate was properly rounded.		Reviewer Comment (2018-02-02): Final CD in file is accurate based on the qualifying method.	02/02/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Change - Total Payoffs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/01/2017 incorrectly disclosed whether there was a change in the Total Payoffs and Payments. (Final/12/01/2017)	Disclosure reflects Final Payoffs as -$799,798 and Loan Estimate Payoffs as -$799,798.09. LE was properly rounded.		Reviewer Comment (2018-02-02): Final CD in file is accurate based on the qualifying method.	02/02/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Monthly Payment - Interest-Only	Ability-to-Repay (Dodd-Frank 2014): Improper calculation method used for Non QM qualifying monthly payment (interest-only loan with no balloon payment due within first five (5) years).	10 year Interest only period. Fixed rate loan.		Reviewer Comment (2018-02-02): Qualifying method provided in file is correct per ATR requirements.	02/02/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2018-02-02): Qualifying method provided in file is correct per ATR requirements.	02/02/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No
202852367	01/29/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Guidelines require pay stubs for the most recent 30-day period showing YTD earnings. Application date of 10/25/2017. One pay stub in file covering 8/16/17 through 8/30/17 provided. Provide additional recent pay stubs covering full 30 days per guidelines.	39.53%% DTI <50.00% guideline max - 10.47% below program guideline maximum 89.24 months reserves available post close.
Reviewer Comment (2018-02-27): Client elects to waive the guideline requirement.

Buyer Comment (2018-02-27): Attached is the exception memo for Wong paystub.

Buyer Comment (2018-02-27): Galton waived the requirement for a recent paystub due to borrower's scheduled pay periods.

Reviewer Comment (2018-02-23): Being reviewed by investor.

Reviewer Comment (2018-02-22): Guideline require that Pay stubs for the most recent 30 day period be provided.  per the LOX the borrower worked Winter,Spring and Summer Quarters but not the fall quarter, however there is only a 15 day period covered in the pay stub in file.  Additional pay stub is required.  Exception remains.

 Seller Comment (2018-02-14): uploading the LOE regarding the borrowers income.  Borrower is a professor and was not teaching during the fall semester. he did not go back to work until Mid Dec when the winter session began. the paystubs in the file are dated for 08/16-08/30- which was the end of the summer semester.  Please escalate as there would be no newer paystubs.
													02/27/2018	2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $999.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient or excess cure was provided to the borrower at Closing.				01/29/2018		1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes
202852367	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.			Reviewer Comment (2018-02-09): Further review indicates borrower consented to Electronic Disclosures on 10/27/17. Exception cleared.	02/09/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No
202852368	01/26/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/05/2017)							2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202852368	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/20/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/20/2017)	CD data field is blank, calculates to be $328.75.		Reviewer Comment (2018-02-25): Seller provided a Valid CIC for the increase in fees.	02/25/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852368	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $14,293.75 exceeds tolerance of $13,965.00. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $13,965 on LE dated 11/9/17 and as $14,293.75 on Final CD. COC issued 12/13/17 does not indicate a reason nor does it reflect an increase in discount points.
Reviewer Comment (2018-02-25): Seller provided a Valid CIC for the increase in fees.

Seller Comment (2018-02-22): COC for LE issued 11/15 and 12/13 uploaded.  the increase was due to the loan amount increase.

Reviewer Comment (2018-02-20): Seller provided a CIC dated 11/15/17 that reflects the CIC is due to "rate lock after initial disclosure, Lock Expriation or Re-Lock" however the loan was already locked on the 11/09/17 LE and was not due to expire, there is also no evidence of a rate change, and therefore the CIC is not providing the borrower with a Valid reason for the increase in fees.  Exception remains.

 Seller Comment (2018-02-17): COC
											02/25/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852369	01/29/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX K-1	XXX K-1's for 2015 and 2016 missing from loan package. In lieu of K-1s, the income/loss from business shown on Schedule E of 1040 personal returns was used to calculate income.		Reviewer Comment (2018-02-06): Seller provided the K1 required for accurate income calcs.	02/06/2018			1	A	12/XX/2017	NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
202852369	01/29/2018	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 11/07/2017	Per ASC website, appraiser XXX did not have an active appraiser's license prior to 12/15/17. The appraisal on file has an effective signature date of 11/7/2017.		Reviewer Comment (2018-02-06): Evidence of valid license was provided. Seller Comment (2018-02-02): Appraiser license confirmation	02/06/2018			1	A	12/XX/2017	NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
202852369	01/29/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan is Interest Only and the Interest Only Rider is missing				Reviewer Comment (2018-02-07): Not required as the I/O verbiage is covered in the Note and Payment letter to the borrower.	02/07/2018			1	A	12/XX/2017	NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
202852369	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 12/19/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/12/19/2017)	Contact information on CD for Loandepot.com was missing						2	B	12/XX/2017	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
202852369	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/19/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/19/2017)	Tolerance cure of $500 for increased appraisal fee was not provided.		Reviewer Comment (2018-02-22): Seller provided a Valid CIC for the change in Appraisal fee.	02/22/2018			1	A	12/XX/2017	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
202852369	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $450.00 on LE dated 10/11/2017, but as $950.00 on Final CD. The fee increased on LE dated 11/2/2017, however a valid changed circumstance to support the increase was not provided.		Reviewer Comment (2018-02-22): Seller provided a Valid CIC for the change in Appraisal fee. Seller Comment (2018-02-20): COC for appraisal fee increase. Reviewer Comment (2018-02-06): Seller provided a COC, however the COC simply reflects "appraisal fee increase" without a valid reason for the increase. The fee increase must be directly associated with a change in circumstance which was not provided. Exception remains. Seller Comment (2018-02-02): Valid COC was included in the initial upload, uploading again	02/22/2018			1	A	12/XX/2017	NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
202852370	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/18/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/18/2017)	Prepaid amount $91.76 per month; however it should be $83.42 per month per docs in file.						2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852370	01/29/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202852370	01/29/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient cure was provided to borrower by lender at closing.				01/29/2018		1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852370	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/18/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/18/2017)	Cure of $100 was reflected, which is insufficient to cure total required of $125. Cure of $100 is sufficient to cure Appraisal Fee of $50 only.		Reviewer Comment (2018-02-06): Seller provided a Valid CIC.	02/06/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852370	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,775.00 exceeds tolerance of $5,700.00. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $5,700 on LE dated 11/2/2017, but disclosed as $5,775 on Final Closing Disclosure.		Reviewer Comment (2018-02-06): Seller provided a Valid CIC. Seller Comment (2018-02-05): COC	02/06/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852370	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Cure of $100 was provided on the final CD.		Reviewer Comment (2018-01-29): Cure of $100 was provided on the final CD		01/29/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852371	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/06/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/06/2017)	Cure for various 0% and 10% tolerance violations $187.70 was not provided.						2	B	12/XX/2017	GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852371	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,069.00 exceeds tolerance of $953.00 plus 10% or $1,048.30. Insufficient or no cure was provided to the borrower. (0)	$20.70 violation due to increase in CPL/Attorney fee(s). No evidence of cure.
Reviewer Comment (2018-02-25): Seller provided a PCCD, LOX to the borrower, Proof of delivery and a refund check.

Seller Comment (2018-02-22): See attached LOE/refund/tracking

Reviewer Comment (2018-02-09): Title – CPL Fee paid to XXXs is a vendor on the Settlement Service Providers List and is subject to a 10% tolerance. Initial LE dated 11/14/17 added the fee in the amount of $35 to Section C. LE dated 11/14/17 also added the Title – Attorney Fee in the amount of $85 to Section C. CD dated 12/01/17 moved these fee from Section C to Section B. Fees that changed from LE to Final CD is Title – CPL Fee from $0 to $35, Recording Fee from $78 to $74, and Title – Attorney Fee from $0 to $85.Difference in all total fees is $116 or 12.17% percent.

 Seller Comment (2018-02-07): Can you please provide a breakdown on how the refund amount was calculated? Please include dates of any docs used in calculation.
												02/25/2018		2	B	12/XX/2017	GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852371	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $592.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $425 on LE dated 10/31/7, but disclosed as $592 on Final Closing Disclosure.
Reviewer Comment (2018-02-27): Seller provided a PCCD, LOX to the borrower, Refund and proof of delivery.

Seller Comment (2018-02-27): attached is the PCCD Fed Ex Lable and LOX

Reviewer Comment (2018-02-26): a Refund check and PCCD were provided, however Evidence of delivery of the PCCD dated 02/26/16 and an LOX to the borrower are required.  Refund Check is dated 2/22/18, PCCD is dated 2/26/18 and the Fed Ex receipt has a ship date of 2/20/18.  Evidence of delivery of PCCD, LOX, and Refund to the borrower are required.  Exception Remains.

Seller Comment (2018-02-26): This refund include the zero% and 10% which was uploaded under a different condition last week.  Please review.

Reviewer Comment (2018-02-20): Seller provided an LE dated 11/14/17 which increased the Fee, however there is not a valid CIC with the LE.  Therefore the increase in fee is not permitted.  Exception remains.

 Reviewer Comment (2018-02-09): Seller provided page 1 of LE dated 11/14/17. Exception remains.
												02/27/2018		2	B	12/XX/2017	GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852371	01/29/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/14/2017)	Evidence of borrowers receipt of appraisal is missing from file.						2	B	12/XX/2017	GA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852371	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 12/06/2017 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/12/06/2017)	The Final CD reflects abbreviated fee descriptions. A fee description that uses abbreviations or acronyms that are not reasonably understood by the borrowers are considered not in compliance with TRID. The Final CD reflects abbreviated fees for CPL; the full fee descriptions should be Closing Protection Letter						2	B	12/XX/2017	GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852371	01/29/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX VVOE - Employment Only	A VVOE for borrower, XXX, within 10 days of Note date is missing from file.		Reviewer Comment (2018-02-09): Seller provided the VVOE for borrower, XXX, dated 12/4/17. Exception cleared.	02/09/2018			1	A	12/XX/2017	GA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852372	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 12/28/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/12/28/2017)	Final Closing Disclosure does not reflect lender contact NMLS information.						2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852372	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/28/2017 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/12/28/2017)	Loan paid off is less than 6 months old so the sale price was used to calculate the LTV $1,500,000.						2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852372	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/28/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/12/28/2017)	Final Closing Disclosure reflects closing costs financed of $6,764.12; calculated closing costs financed is $6,737.32.						2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852372	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/28/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/28/2017)	Cure for various 0% and 10% tolerance violations $3,014.55 was not provided.		Reviewer Comment (2018-02-06): Seller provided a Valid COC.	02/06/2018			1	A	12/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852372	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 12/28/2017 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/12/28/2017)	Section B on the final CD reflects fees paid the Broker. The invoices were not provided to determine if fees will be paid to a third party.						2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852372	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $325.00 exceeds tolerance of $112.00 plus 10% or $123.20. Insufficient or no cure was provided to the borrower. (0)	$201.80 violation due to increase in recording fee. No evidence of cure.		Reviewer Comment (2018-02-06): Seller provided a Valid COC Seller Comment (2018-02-02): Copy of COC	02/06/2018			1	A	12/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852372	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,958.75 exceeds tolerance of $146.00. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $146 on LE dated 12/05/17, but disclosed as $2,958.75 on Final Closing Disclosure. No Valid Change of Circumstance was found in the file.		Reviewer Comment (2018-02-06): Seller provided a Valid COC Seller Comment (2018-02-02): Copy of COC	02/06/2018			1	A	12/XX/2017	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
202852372	01/29/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Flood Certificate Error: Flood zone was not provided.		Item #4 of the flood cert. is blank and does not provide the flood zone for the subject property.						2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
202852372	01/29/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:	FEMA disaster declared due to California wild fires. Appraisal report is prior to the declared disaster.	75.00% LTV < 90.00% guideline max 41.64% DTI < 50.00% guideline max - 8.36% below program guideline maximum 76.1 months reserves > 6 months guideline minimum - borrowers have verified reserves of $557,714.55	Reviewer Comment (2018-03-06): Client elects to waive. Post FEMA inspection provided prior to FEMA declared end date. Reviewer Comment (2018-02-26): Seller provided a FEMA disaster inspection indicating there is no damage. However, FEMA has not declared an end date to the disaster. Exception remains pending investor review. Seller Comment (2018-02-26): DAIR Report			03/06/2018	2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
202852372	01/29/2018	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003								2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
202852373	01/30/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.							2	B	11/XX/2017	AR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
202852373	01/30/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/17/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/17/2017)	Final CD did not reflect an amount closing costs may be exceeded by nor did it provided a valid COC or documentation of cure provided to borrower.		Reviewer Comment (2018-02-25): Seller provided a PCCD, LOX to the borrower, Proof of delivery and a refund. Reviewer Comment (2018-02-08): Change of Circumstance dated 11/15/17 provided does not include the reason for the increase int he appraisal fee due to the change in circumstance. Exception remains.	02/25/2018			1	A	11/XX/2017	AR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
202852373	01/30/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $627.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee increased from $450 to $627 without valid cure or documentation of cure provided to borrower.
Reviewer Comment (2018-02-25): Seller provided a PCCD, LOX to the borrower, Proof of delivery and a refund check.

Seller Comment (2018-02-22): Please see attached docs.

Reviewer Comment (2018-02-08): Change of Circumstance dated 11/15/17 provided does not include the reason for the increase int he appraisal fee due to the change in circumstance. Exception remains.

Seller Comment (2018-02-06): Please see attachment.

Reviewer Comment (2018-02-06): Seller provided a COC dated 11/15/17 that reflects an increase in the fee's, however there is nothing checked on the COC documentation.  Unable to determine why there was an increase in the appraisal fee.  Exception remains.

 Seller Comment (2018-02-02): Please see attachment
												02/25/2018		2	B	11/XX/2017	AR	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
202852373	01/30/2018	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Desk Review value is less than Appraised value by at least 10%.		Desk review did not provide value.		Reviewer Comment (2018-03-05): Seller provided a 3 point Recon report reflecting a value of $310,000. Seller Comment (2018-02-28): attached Reviewer Comment (2018-02-23): Seller provided a BPO, however a 3 point reconciliation is now required per the guidelines and was not provided. Seller Comment (2018-02-14): CDA	03/05/2018			1	A	11/XX/2017	AR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
202852373	01/30/2018	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.							2	B	11/XX/2017	AR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
202852373	02/25/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/11/06/2017)	New Exception upon receipt of the Clear Capital Clear Val Appraisal. Please provide evidence that the Valuation report was provided to the borrower as required.						2	B	11/XX/2017	AR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
202852374	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 12/04/2017 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/12/04/2017)	Closing Disclosure stream 2 projected payments reflects principal and interest payment $6,388.61; however, page 4 Adjustable Payment Table reflects a rounded payment $6,389.00		Reviewer Comment (2018-02-09): Upon further review the AP table is accurate. Exception cleared.	02/09/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202852374	01/26/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/04/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/04/2017)	Final CD reflects $50 by which total closing costs exceeded the legal limit. Actual amount over tolerance appears to be $2,317.60.		Reviewer Comment (2018-02-22): Seller provided a Valid CIC for the increase in fee.	02/22/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202852374	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,712.00 exceeds tolerance of $1,404.00 plus 10% or $1,544.40. Insufficient or no cure was provided to the borrower. (0)	$167.60 violation due to increase in Title-Lender's Title Insurance and Recording Fee. No valid change of circumstance nor cure provided.
Reviewer Comment (2018-02-22): Seller provided a Valid CIC for the increase in fee.

Reviewer Comment (2018-02-20): Seller provided a CIC dated 10/24/17, however the CIC references a rate lock (after initial disclosure, Lock Expiration or Re-Lock) as the change of Circumstance.  The LE dated 10/24 reflects that the loan is not locked and therefore this is not a Valid CIC.  Exception Remains.

Seller Comment (2018-02-14): See complete CoC

 Reviewer Comment (2018-02-09): Seller provided a Change of Circumstance dated 10/24/17, however there is nothing checked on the Change of Circumstance to indicate to the borrower why there was an increase in the Title-Lender's Title Insurance Fee and Recording Fee.  The increase in fee must be directly associated with a change in circumstance, which was not provided.  Exception Remains.
											02/22/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202852374	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,750.00 exceeds tolerance of $4,800.00. Insufficient or no cure was provided to the borrower. (7200)	Initial LE issued on 10/12/17 reflects Loan Discount Fee of $4,800. Final CD reflects Loan Discount Fee of $6,750. Revised LE issued on 10/24/17 increased fee from $4,800 to $6,750, but no valid change of circumstance is provided, though loan amount increased. No cure provided.
Reviewer Comment (2018-02-22): Seller provided a Valid CIC for the increase in fee.

Reviewer Comment (2018-02-20): Seller provided a CIC dated 10/24/17, however the CIC references a rate lock (after initial disclosure, Lock Expiration or Re-Lock) as the change of Circumstance.  The LE dated 10/24 reflects that the loan is not locked and therefore this is not a Valid CIC.  Exception Remains

Seller Comment (2018-02-14): See complete CoC

 Reviewer Comment (2018-02-09): Seller provided a Change of Circumstance dated 10/24/17, however there is nothing checked on the Change of Circumstance to indicate to the borrower why there was an increase in the Loan Discount Fee.  The increase in fee must be directly associated with a change in circumstance, which was not provided.  Exception Remains.
											02/22/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202852374	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $795.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee disclosed as $595.00 on LE dated 10/121/7, but disclosed as $795.00 on Final Closing Disclosure. Missing evidence of change of circumstance for increase on 10/24/17. No cure provided.
Reviewer Comment (2018-02-22): Seller provided a Valid CIC for the increase in fee.

Reviewer Comment (2018-02-20): Seller provided a CIC dated 10/24/17, however the CIC references a rate lock (after initial disclosure, Lock Expiration or Re-Lock) as the change of Circumstance.  The LE dated 10/24 reflects that the loan is not locked and therefore this is not a Valid CIC.  Exception Remains

Seller Comment (2018-02-14): See complete CoC

 Reviewer Comment (2018-02-09): Seller provided a Change of Circumstance dated 10/24/17, however there is nothing checked on the Change of Circumstance to indicate to the borrower why there was an increase in the Appraisal Fee.  The increase in fee must be directly associated with a change in circumstance, which was not provided.  Exception Remains.
											02/22/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202852374	01/29/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Missing employment verification from previous employer for XXX with XXX. Unable to verify if employment gaps exists that extends beyond 30 days.		Reviewer Comment (2018-02-20): Seller provided the VOE confirming the employment history. Seller Comment (2018-02-19): See prior VOE Seller Comment (2018-02-14): previous VOE Reviewer Comment (2018-02-09): Unable to confirm no 30 day gap as required per guidelines. Exception remains. Seller Comment (2018-02-07): Previous VOE from XXX not required. currently been at current employer	02/20/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202852375	01/29/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Date: Inspection Date:	FEMA disaster declared due to California wild fires. Appraisal report is prior to the declared disaster. Date of recent inspection 10/27/17.	35.72847% DTI < 43% guideline max 64.89740% LTV < 75% guideline max -	Reviewer Comment (2018-03-05): Client elects to waive. Post FEMA inspection was provided reflecting no damage to property. Reviewer Comment (2018-03-05): Seller provided a Post FEMA inspection indicating there is no damage, however FEMA has not declared an end to the FEMA disaster. Exception Remains. Investor to review. Seller Comment (2018-02-28): DAIR			03/05/2018	2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202852375	01/29/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan is Interest Only and the Interest Only Rider is missing		The I/O Rider is not located in the file.		Reviewer Comment (2018-02-07): Not required as the I/O verbiage is covered in the Note and Payment letter to the borrower.	02/07/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
202852375	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 12/14/2017 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/12/14/2017)	Closing Disclosure stream 2 projected payments reflects principal and interest payment $2368.61; however, page 4 Adjustable Payment Table reflects a rounded payment $2369.00.		Reviewer Comment (2018-02-06): CD is correctly reflecting the information as required. Seller Comment (2018-02-02): Last page is rounded up since you can only reflect whole dollar amount.	02/06/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202852375	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/14/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/14/2017)	Evidence of cure provided on PCCD dated 12/19/17, however file is missing LOX to the borrower, Proof of delivery and evidence of cure (check, FSS, Etc.)		Reviewer Comment (2018-02-06): Seller provided the PCCD, LOX to the borrower and Proof of delivery along with a copy of the refund check.		02/06/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202852375	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $45.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower. (75201)	Evidence of cure provided on PCCD dated 12/19/17, however file is missing LOX to the borrower, Proof of delivery and evidence of cure (check, FSS, Etc.)		Reviewer Comment (2018-02-06): Seller provided the PCCD, LOX to the borrower and Proof of delivery along with a copy of the refund check.		02/06/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202852375	01/30/2018	Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		PCCD in file dated 1/24/18 reflects an additional $5.00 credit to the borrower (CD dated 12/19 reflects lender credit of $593.00 vs. CD dated 1/24/18 reflecting lender credit of $598.00. However, there is no evidence of a check, LOX or proof of delivery for the $5.00 refund.		Reviewer Comment (2018-02-06): Seller provided the PCCD, LOX to the borrower and Proof of delivery along with a copy of the refund check. Seller Comment (2018-02-02): proof of check, LOX and tracking	02/06/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
202852376	01/26/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 01/19/2018, Note Date 12/XX/2017			Reviewer Comment (2018-02-02): Clarification of guidelines was provided. Updated policy is not required.	02/02/2018			1	A	12/XX/2017	IN	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202852376	01/26/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/26/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/26/2017)	A cure of $4,162.75 was not provided for the 0% tolerance violations for the Discount points.		Reviewer Comment (2018-02-06): Seller provided a Valid COC.	02/06/2018			1	A	12/XX/2017	IN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202852376	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,018.75 exceeds tolerance of $4,856.00. Insufficient or no cure was provided to the borrower. (7200)	A cure of $4,162.75 was not provided for the 0% tolerance violations for the Discount points.		Reviewer Comment (2018-02-06): Seller provided a Valid COC. Seller Comment (2018-02-02): copy of COC	02/06/2018			1	A	12/XX/2017	IN	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202852376	01/26/2018	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 07/01/2017 // Account Type: 401(k)/403(b) Account / Account Number: XXX Asset Account Date: 07/01/2017	The guidelines state the assets are good for 90 days. An updated bank statement is required.		Reviewer Comment (2018-02-02): Seller provided updated asset statements. Seller Comment (2018-02-01): updated statement uploaded.	02/02/2018			1	A	12/XX/2017	IN	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202852377	01/26/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/13/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/13/2017)	Cure for (Appraisal fee) of ($17) was not provided.		Reviewer Comment (2018-02-06): Seller provided a rebuttal for the increase in the Appraisal fee stating that the LE dated 12/07 had a $17 credit. However, the final CD does not reflect the credit for the increase in the appraisal fee. The lender credit on the final CD of $153 does not reflect that it is for fee's over the legal limit and therefore is not included in a tolerance refund. Please provide evidence of the refund to the borrower for the increase in the appraisal fee without a valid CIC.				2	B	12/XX/2017	FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852377	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as $425 on binding LE dated 9/27/17, but disclosed as $442 on Final Closing Disclosure. A valid COC for the increase was not provided.
Reviewer Comment (2018-02-20): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD were all provided to the borrower.

Seller Comment (2018-02-15): proof of refund

Reviewer Comment (2018-02-08): Letter of explanation to the borrower, refund check, and proof of delivery is required to accompany the PCCD. Exception remains.

Seller Comment (2018-02-06): the $17 was credited to the borrower on the final CD.  If you review the initial CD, it reflected a lender credit of $153.00.  On the final CD, the lender credit was changed to $170 plus $59 for the title fees that increased after the fact.  Total credit on the final CD is $229.00 which includes the $17 fee increase for the appraisal.  No additional refunds are required.

Reviewer Comment (2018-02-06): Seller provided an LOX stating that a coc is not required because the LE dated 12/07 reflects a $17 credit.  However this credit is not reflected on the final CD to the borrower at close and the appraisal fee increased from the initial LE to the Final CD without a valid CIC.  A refund to the borrower is required and not reflected at close.  Exception remains.

Seller Comment (2018-02-02): A credit of $17 was issued for the appraisal fee on the LE that went out on 12/07, so you would not need a COC for this.
												02/20/2018		2	B	12/XX/2017	FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852377	01/26/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/19/2017 Inspection Date: 10/16/2017			Reviewer Comment (2018-03-07): Seller provided a Post FEMA disaster inspection indicating there was no Damage to the property. Seller Comment (2018-03-07): DAIR	03/07/2018			1	A	12/XX/2017	FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852377	01/29/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	The rate lock is missing from file.						2	B	12/XX/2017	FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852377	02/23/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,792.50 exceeds tolerance of $2,888.00. Insufficient or no cure was provided to the borrower. (7200)	COC in file is blank and does not provide a valid reason for the increase in fee.		Reviewer Comment (2018-02-27): Seller provided a Valid CIC allowing for the increase in fees. Seller Comment (2018-02-27): There are 4 COC's uploaded for the TRID COnditions	02/27/2018			1	A	12/XX/2017	FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852377	02/23/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $118.90 exceeds tolerance of $96.00. Insufficient or no cure was provided to the borrower. (7564)	COC in file is blank and does not provide a valid reason for the increase in fee		Reviewer Comment (2018-02-27): Seller provided a Valid CIC allowing for the increase in fees.	02/27/2018			1	A	12/XX/2017	FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852377	02/23/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $689.00 exceeds tolerance of $630.00. Insufficient or no cure was provided to the borrower. (7567)	COC in file is blank and does not provide a valid reason for the increase in fee		Reviewer Comment (2018-02-27): Seller provided a Valid CIC allowing for the increase in fees.	02/27/2018			1	A	12/XX/2017	FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852377	02/23/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,171.50 exceeds tolerance of $1,155.00. Insufficient or no cure was provided to the borrower. (8304)	COC in file is blank and does not provide a valid reason for the increase in fee		Reviewer Comment (2018-02-27): Seller provided a Valid CIC allowing for the increase in fees.	02/27/2018			1	A	12/XX/2017	FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852378	01/26/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient or excess cure was provided to the borrower at Closing.				01/26/2018		1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
202852380	01/26/2018	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.							2	B	11/XX/2017	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202852380	01/26/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.							2	B	11/XX/2017	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202852380	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-411.00. (9300)	The initial LE disclosed a Lender Credit of $411.00, however this was removed from the Final CD reflecting $0.00 Lender Credit.		Reviewer Comment (2018-02-06): Seller provided a valid CIC allowing for the increase in fee. Seller Comment (2018-02-02): Please attachment.	02/06/2018			1	A	11/XX/2017	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852380	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,506.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Fee was not disclosed on Loan Estimate dated 10/04/2017. No change request provided
Reviewer Comment (2018-02-26): Seller provided a Valid COC for the increase in Discount Fee's.  Fee increased due to re-locking the loan as well increase in loan amount.

Reviewer Comment (2018-02-25): Seller provided COC's dated 11/9 and 11/02.  However, the LE dated 10/04/17 is where the change occurred with no evidence of a valid CIC in file.  Exception Remains.

Seller Comment (2018-02-22): Please see attached COC 11022017 & 11092017

Reviewer Comment (2018-02-08): Seller provided a Change of Circumstance dated 10/05/17 which reflects change being for a rate lock, however LE dated 10/05/17 reflects loan was not locked. Loan Discount Points Fee increased from $0.00 to $2468 due to a valid Change of Circumstance for Loan Program Change dated 10/05/17. Two Loan Estimates were issued on 10/05/17 which adjusted the Hazard Policy amount. Loan Estimate on 11/02/17 lowered the Loan Discount Fee to $1234 which reset the baseline for tolerance. Loan Estimate dated 11/09/17 the Loan Discount Points Fee increased from $1234 to $2505 with no valid change circumstance provided or in file indicating reason for the increase. Exception remains.

Seller Comment (2018-02-06): Please see attachment.

Reviewer Comment (2018-02-06): Seller provided a CIC dated 11/09/17, however there is nothing checked on the CIC to indicate to the borrower why there was an increase in fees.  The increase in fee must be directly associated with a change in circumstance, which was not provided.  Exception Remains.

 Seller Comment (2018-02-02): Please see attachment
											02/26/2018			1	A	11/XX/2017	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852380	01/26/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $667.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)	The Final CD disclosed the an increase in the appraisal fee in the Zero Percent Fee Tolerance section from $500.00 to $667.00, however there was no evidence the Lender provided a cure to the Borrower for the $167.00 excess paid.
Reviewer Comment (2018-02-25): Seller provided a PCCD, LOX to the borrower, proof of refund and evidence of delivery

Seller Comment (2018-02-22): please see attached docs

Reviewer Comment (2018-02-08): Seller provided a Change of Circumstance dated 10/05/17 which reflects change being for a rate lock, however LE dated 10/05/17 reflects loan was not locked and does not reflect the reason for the appraisal increasing from $500 to $595. Appraisal fee then subsequently changed from $595 to $667 with initial CD dated 11/20/17. Exception remains.

Seller Comment (2018-02-06): Please see attachment.

Reviewer Comment (2018-02-06): Seller provided a CIC dated 11/09/17, however there is nothing checked on the CIC to indicate to the borrower why there was an increase in fees.  The increase in fee must be directly associated with a change in circumstance, which was not provided.  Exception Remains.

 Seller Comment (2018-02-02): Please see attachment
												02/25/2018		2	B	11/XX/2017	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852380	01/26/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/20/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/20/2017)	The Final CD disclosed the addition of 0.75% points or $2,506.50 and increase in the appraisal fee of $167.00, in the Zero Percent Fee Tolerance section, however the Total Closing Costs exceeded the legal limit reflected $1.50 instead of $2,673.50.						2	B	11/XX/2017	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852380	01/29/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/20/2017)	Evidence of earlier borrower receipt was not found in file.						2	B	11/XX/2017	WA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202852381	01/29/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan is Interest Only and the Interest Only Rider is missing		Rider box not checked on the security instrument indicating that there is a Rider.		Reviewer Comment (2018-02-07): Not required as the I/O verbiage is covered in the Note and Payment letter to the borrower.	02/07/2018			1	A	12/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852381	01/29/2018	Credit	Insurance	Insurance Documentation	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage amount is $350,000, and estimated cost new per the appraisal is $479,735. Short coverage of $33,788.00		Reviewer Comment (2018-02-22): Seller provided evidence of sufficient coverage. Seller Comment (2018-02-21): the loan amount is $180K, insurance coverage is $350K. We do not use the cost to rebuild on the appraisal. Reviewer Comment (2018-02-20): Investor to review. Seller Comment (2018-02-12): Please waive the following condition - the uw based the insurance coverage on 80% of the insurable value of the improvements and not the replacement cost	02/22/2018			1	A	12/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852381	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 12/15/2017 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/12/15/2017)	Closing Disclosure stream 2 projected payments reflects principal and interest payment $898.71; however, page 4 Adjustable Payment Table reflects a rounded payment $899.00.		Reviewer Comment (2018-02-26): Upon Further review, the AP table is accurately reflecting the information required. Reviewer Comment (2018-02-23): Per Investor - Exception Will not be waived, Please Provide a PCCD correcting the incorrect data on the CD and LOX to the borrower. Reviewer Comment (2018-02-20): investor to review. Seller Comment (2018-02-12): Please waive the following condition - The adjustable payment on page 4 of the LD Closing Disclosures are always rounded to the nearest dollar.	02/26/2018			1	A	12/XX/2017	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202852381	01/29/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/29/2017)	Missing acknowledgment.						2	B	12/XX/2017	AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202852383	01/29/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202852383	01/29/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.							2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202852383	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 11/29/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/11/29/2017)	Missing Lender's contact name and NMLS ID number.						2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852383	01/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/29/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/29/2017)	CD data field is blank, calculates to be $537.21.		Reviewer Comment (2018-02-08): Further review confirms that the Affiliated Business Disclosure in the file from the Broker indicates that there is no ownership interest with the listed title company used by the borrower. Exception cleared.	02/08/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852383	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,757.71 exceeds tolerance of $3,315.00. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $3,315 on LE dated 9/29/17 and as $3,757.71 on Final CD.		Reviewer Comment (2018-02-05): Seller provided a Valid CIC for the Change in Discount points. Seller Comment (2018-02-02): Please see attachment.	02/05/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852383	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77173)	Fee was not disclosed on LE. Although fee was disclosed in section C, it was paid to a Broker Affiliate and is therefore included in zero tolerance testing.		Reviewer Comment (2018-02-08): Further review confirms that the Affiliated Business Disclosure in the file from the Broker indicates that there is no ownership interest with the listed title company used by the borrower. Exception cleared. Seller Comment (2018-02-07):XXX is not on the written list of providers. Reviewer Comment (2018-02-06): Seller provided the LE dated 10/31 and the COC's that were already in file. These docs do not satisfy the Tolerance Violations. Exception remains. Seller Comment (2018-02-02): Please see attachment.	02/08/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852383	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $54.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77174)	Fee was not disclosed on LE. Although fee was disclosed in section C, it was paid to a Broker Affiliate and is therefore included in zero tolerance testing.		Reviewer Comment (2018-02-08): Further review confirms that the Affiliated Business Disclosure in the file from the Broker indicates that there is no ownership interest with the listed title company used by the borrower. Exception cleared. Seller Comment (2018-02-07): XXX is not on the written list of providers. Reviewer Comment (2018-02-06): Seller provided the LE dated 10/31 and the COC's that were already in file. These docs do not satisfy the Tolerance Violations. Exception remains. Seller Comment (2018-02-02): Please see attachment.	02/08/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852383	01/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77190)	Fee was not disclosed on LE. Although fee was disclosed in section C, it was paid to a Broker Affiliate and is therefore included in zero tolerance testing.		Reviewer Comment (2018-02-08): Further review confirms that the Affiliated Business Disclosure in the file from the Broker indicates that there is no ownership interest with the listed title company used by the borrower. Exception cleared. Seller Comment (2018-02-07): XXX is not on the written list of providers. Reviewer Comment (2018-02-06): Seller provided the LE dated 10/31 and the COC's that were already in file. These docs do not satisfy the Tolerance Violations. Exception remains. Seller Comment (2018-02-02): Please see attachment.	02/08/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202852383	01/29/2018	Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		TRID Non-Compliant: Missing payee for Credit Report fee.		Reviewer Comment (2018-02-05): PCCD and LOX to the borrower was provided correcting the payee information for the Credit report fee. Seller Comment (2018-02-02): Please see attachment.		02/05/2018		2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202898508	02/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/31/2017 Inspection Date: 10/17/2017			Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202898510	02/08/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $225.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)	Final disclosure reflects a total expense for the appraisal review of $225.00, initially disclosed as $200.00, sufficient cure of $25.00 provided at closing				02/08/2018		1	A	11/XX/2017	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
202898511	02/12/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.33 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2018-02-27): Borrower sold departing residence with net proceeds of $51,737.87. Borrower has sufficient reserves of 9.23 months. Exception cleared. Buyer Comment (2018-02-22): Disagree. Bank of West account ending XXX balance $276,632.68 , Bank of West account ending XXX $25.00, XXX $25,000.00 cleared Bank of West account ending XXX on 06/27/2017, and final CD for sale of property funds $51,737.87 = $353,395.55. Cash to close is $283,556.23 and remaining liquid assets are $69,839.32 divided by PITIA of $7,502.09 = 9.31 months.	02/27/2018			1	A	11/XX/2017	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898511	02/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Negative Fees	TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 11/15/2017 disclosed a negative fee amount. (Final/11/15/2017)	Seller disclosure reflects a negative fee credited to the seller						2	B	11/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202898511	02/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/15/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $72,961.75, while closing CD seller's fees total $0.00						2	B	11/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202898511	02/12/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)	Final disclosure reflects a total expense for the appraisal review fee of $150.00, not initially disclosed , sufficient cure provided at closing		Reviewer Comment (2018-02-13): Final disclosure reflects a total expense for the appraisal review fee of $150.00, not initially disclosed , sufficient cure provided at closing.		02/12/2018		1	A	11/XX/2017	AZ	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202898513	02/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-02-27): Seller provided the payoffs for both the first and second lien. Exception cleared. Buyer Comment (2018-02-22): Disagree. Demands for the 1st and 2nd lien are in the file.	02/27/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202898513	02/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202898513	02/12/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2018-03-30): Loan Originator Compensation disclosure provided. Exception cleared. Buyer Comment (2018-03-27): SMS 3/27/18, We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. The LO Comp paid out on this loan was paid by the lender. California REL Supplemental disclosure in file executed by borrower. Uploaded for AMC review.	03/30/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202898513	02/14/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202898514	02/12/2018	Credit	Credit	Credit Documentation	Credit	Missing Document: Credit Report not provided		Unable to locate Original Credit Report dated 09/27/17. Only mortgage supplements in file.		Reviewer Comment (2018-02-27): Seller provided the original credit reports for both borrowers. Exception cleared. Buyer Comment (2018-02-22): Disagree. Original Credit Reports dated 09/27/2017 are in the file under the credit section tab.	02/27/2018			1	A	11/XX/2017	CA	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No
202898514	02/12/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/06/2017)							2	B	11/XX/2017	CA	Investment	Purchase		D	B	D	A	B	B	A	A	N/A	N/A	No
202898515	02/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 11/01/2017 Inspection Date: 11/01/2017			Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
202898518	02/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/19/2017 Inspection Date:	Appraisal effective date is 10/13/17.		Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898518	02/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/25/2017)	Date appraisal provided to the borrower reflects 10/16/17, after effective date of 10/XX/17; however, report date reflects 10/25/17.						2	B	11/XX/2017	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898518	02/13/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Evidence of disclosure is missing from the file.		Reviewer Comment (2018-03-30): Finance Charge breakdown provided. Borrower disclosure reflecting how compensation to the broker is paid is required. Exception remains. Buyer Comment (2018-03-27): SMS 3/27/18, We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. The LO Comp paid out on this loan was paid by the lender. Finance charge breakdown indicating LO Comp was paid for by party other than borrower uploaded for review.				2	B	11/XX/2017	FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898518	02/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $207.00 exceeds tolerance of $0.00 plus 10% or $0.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Cure of $207 was provided.		Reviewer Comment (2018-02-14): Cure of $207 was provided at close.		02/14/2018		1	A	11/XX/2017	FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202898519	02/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/19/2017 Inspection Date: 09/21/2017			Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	FL	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202898520	02/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/18/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/10/18/2017)	Contact information not provided.		Reviewer Comment (2018-03-08): Loan is a brokered loan. Primary contact was provided as required. Buyer Comment (2018-03-08): SMS 3.8.18- Disagree, Section 1026.38(r)(4) requires the disclosure of the primary contact for the consumer. Please review and clear.	03/08/2018			1	A	10/XX/2017	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202898520	02/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/18/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/10/18/2017)	Final CD reflects financed amount of $35,792.24 while calculated amount is $35,742.24.						2	B	10/XX/2017	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202898520	02/09/2018	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.			Reviewer Comment (2018-03-08): The executed RTC document was provided. Buyer Comment (2018-03-08): SMS 3/8/18- Received copies of executed Notice of Right to Cancel docs. Uploaded for review.	03/08/2018			1	A	10/XX/2017	NY	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202898520	02/09/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The Notice of Special Flood Hazard Disclosure was signed and dated by borrower at closing.		Reviewer Comment (2018-03-02): Seller provided the Notice of Special Flood Hazard Disclosure dated 07/26/17. Exception cleared. Buyer Comment (2018-02-28): See page 2 of attachment Buyer Comment (2018-02-28): SMS 02/28/18 File contains Flood Determination dated 07/06/17 and Notice of Special Flood Hazard Disclosure executed by the borrower on 07/26/17. Uploaded for review.	03/02/2018			1	A	10/XX/2017	NY	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202898520	02/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $799.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Lender Credited the Borrower at Closing the amount of $199.00 for Cost to Cure.		Reviewer Comment (2018-02-14): Cured at closing.		02/09/2018		1	A	10/XX/2017	NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202898521	02/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-03-02): Seller provided payoff statements for both first and second liens. Exception cleared. Buyer Comment (2018-03-01): Disagree. Demand statements for 1st and 2nd lien are in the file.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202898521	02/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/08/2017, Most Recent Tax Return End Date 12/31/2015, Tax Return Due Date 04/15/2017.	Borrower provided P/L for 2016 and 2017 and tax returns for 2014 and 2015.		Reviewer Comment (2018-03-02): Seller provided the 2016 executed 1040's. Exception cleared. Buyer Comment (2018-03-01): Disagree. The 2016 1040's are in the file.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202898521	02/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Borrower provided P/L for 2016 and 2017 and tax returns for 2014 and 2015. File is missing the Balance sheet as required per appendix Q.
Reviewer Comment (2018-06-12): Loan Designation updated to Non-QM. Exception cleared.

Buyer Comment (2018-06-11): Change to non-QM

Reviewer Comment (2018-03-30): Section D(4) lists the required documentation for Self Employed Consumers. Part B is specific to Federal business income tax returns requirement and is the reason that section excludes Sole Proprietorship. Part C requirements are for all Self Employed Consumers. Exception remains.

Buyer Comment (2018-03-29): Disagree. Sole proprietorship is not listed in part B and C as they are specific to the other 3 types of businesses.  A balance sheet is not required.

Reviewer Comment (2018-03-12): This loan is designated as a Safe Harbor loan, therefore, the P&L and Balance sheet are required to meet the requirements of Appendix Q.

 Buyer Comment (2018-03-08): Disagree.  See CPA letter in file addressing that there is no balance sheet since business is a service business, with no business assets.
											06/12/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202898521	02/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Borrower provided P/L for 2016 and 2017 and tax returns for 2014 and 2015. File is missing the Balance sheet as required per appendix Q.
Reviewer Comment (2018-06-12): Loan Designation updated to Non-QM. Exception cleared.

Buyer Comment (2018-06-11): Change to non-QM

Reviewer Comment (2018-03-30): Section D(4) lists the required documentation for Self Employed Consumers. Part B is specific to Federal business income tax returns requirement and is the reason that section excludes Sole Proprietorship. Part C requirements are for all Self Employed Consumers. Exception remains.

Buyer Comment (2018-03-29): Disagree. Sole proprietorship is not listed in part B and C as they are specific to the other 3 types of businesses.  A balance sheet is not required.

Reviewer Comment (2018-03-12): This loan is designated as a Safe Harbor loan, therefore, the P&L and Balance sheet are required to meet the requirements of Appendix Q.

 Buyer Comment (2018-03-08): Disagree.  See CPA letter in file addressing that there is no balance sheet since business is a service business, with no business assets.
											06/12/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202898521	02/07/2018	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 08/09/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 08/09/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 08/09/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 06/30/2017 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Asset Account Date: 08/09/2017 Asset Account Date: 08/09/2017 Asset Account Date: 08/09/2017 Asset Account Date: 06/30/2017	Per loan approval assets docs expired on 10/28/2017.		Reviewer Comment (2018-04-04): Additional asset statements were provided. Buyer Comment (2018-04-03): Disagree. Updated 2 months additional bank statements were provided for accounts ending XXX and XXX with Balance Summary for XXX balance $20,129.47 as of 11/03/2017 though all transactions through 11/03/2017 are not reflected and Balance summary for XXX $1,719.12 as of 11/03/2017.	04/04/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202898521	06/12/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan Designation updated to Non-QM from Safe Harbor QM. Exception cleared.						2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202898523	02/16/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.			Reviewer Comment (2018-03-23): Seller provided the evidence the appraisal was provided to the borrower, however the disclosure for Right to Receive Copy of Appraisal is missing. Exception remains. Buyer Comment (2018-03-22): SMS 3/22/18, Following up with AMC on comment and supporting documentation uploaded on 3/20/18. Buyer Comment (2018-03-20): SMS 3/20/18, Disagree. Evidence that borrower received appraisal prior to consummation has been uploaded for review.				2	B	11/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202898523	02/16/2018	Credit	Credit	Credit Documentation	Credit	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX			Reviewer Comment (2018-03-02): Seller provided updated credit report dated 11/08/17. Exception cleared. Buyer Comment (2018-03-01): Disagree. The file contains an updated credit report dated 11/08/2017 and the loan closed 11/16/2017.	03/02/2018			1	A	11/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
202898525	02/07/2018	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided				Reviewer Comment (2018-03-08): Second Lien Note was provided verifying the terms of the Subordinate loan. Buyer Comment (2018-03-07): Disagree. 2nd lien note provided.	03/08/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202898525	02/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Balance sheet not provided for XXX
Reviewer Comment (2018-06-12): Loan Designation updated to Non-QM. Exception cleared.

Buyer Comment (2018-06-11): Change to non-QM

Reviewer Comment (2018-03-30): Section D(4) lists the required documentation for Self Employed Consumers. Part B is specific to Federal business income tax returns requirement and is the reason that section excludes Sole Proprietorship. Part C requirements are for all Self Employed Consumers. Exception remains.

Buyer Comment (2018-03-29): Disagree. Sole proprietorship is not listed in part B and C as they are specific to the other 3 types of businesses.  A P&L and balance sheet are not required

Reviewer Comment (2018-03-12): Agree that the loss is minor.  Investor attestation to allow the P&L and Balance sheet to not be required is needed and requested.

 Buyer Comment (2018-03-12): Disagee.  XXX has a modest loss that is an offset to the primary income that is being used to qualify.  Per compliance bulletin 2017-02 provided by AMC, when the business entity is not generating income in the traditional sense a P&L and Balance sheet is not required for these types of losses.
											06/12/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202898525	02/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Missing documentation for self employed borrower
Reviewer Comment (2018-06-12): Loan Designation updated to Non-QM. Exception cleared.

Buyer Comment (2018-06-11): Change to non-QM

Reviewer Comment (2018-03-30): Section D(4) lists the required documentation for Self Employed Consumers. Part B is specific to Federal business income tax returns requirement and is the reason that section excludes Sole Proprietorship. Part C requirements are for all Self Employed Consumers. Exception remains.

Buyer Comment (2018-03-29): Disagree. Sole proprietorship is not listed in part B and C as they are specific to the other 3 types of businesses.  A P&L and balance sheet are not required.

Reviewer Comment (2018-03-12): Agree that the loss is minor.  Investor attestation to allow the P&L and Balance sheet to not be required is needed and requested.

 Buyer Comment (2018-03-12): Disagee.  XXX has a modest loss that is an offset to the primary income that is being used to qualify.  Per compliance bulletin 2017-02 provided by AMC, when the business entity is not generating income in the traditional sense a P&L and Balance sheet is not required for these types of losses.
											06/12/2018			1	A	11/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202898525	02/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/11/15/2017)	Borrower final CD reflected seller paid fees totaling $80,339.42 however seller CD reflects seller paid fees totaling $79,546.42.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202898525	02/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202898525	02/09/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	The Co-Borrower does not have 2 years continued income history; however, she did supply a Gap Letter explaining monthly income during Gap.		Reviewer Comment (2018-06-12): Loan Designation updated to Non-QM. Exception cleared. Reviewer Comment (2018-03-14): Gap of employment is with co-borrower from 01/08/2016 after being laid off and then started Schedule C business on 12/23/2016 and subsequently started new employment on 01/24/2017. Co-borrower gap in employment is most of 2016. Exception remains. Buyer Comment (2018-03-12): Non Material. Gap in employment documented in file for a little over 30 days.	06/12/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	No
202898525	06/12/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan Designation updated to Non-QM from Safe Harbor QM.						2	B	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
202898528	02/09/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/24/2017)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing.						2	B	11/XX/2017	AZ	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
202898529	02/09/2018	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2018-02-27): Seller provided the initial 1003. Exception cleared. Buyer Comment (2018-02-22): Disagree. Initial 1003 submitted via email or the internet not required to be signed by the borrower.	02/27/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898529	02/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/11/09/2017)	Borrowers final CD reflects seller paid fees totaling $107,868.28 however seller CD reflects total fees of $107,986.23.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202898529	02/12/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.18 is less than Guideline PITIA months reserves of 9.00.			Reviewer Comment (2018-02-27): Further review reflects additional gift funds in the amount of $176,000 was provided in the file. Reserves are adequate. Exception cleared. Buyer Comment (2018-02-22): Please provide breakdown of assets used.	02/27/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898529	02/12/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 11/10/2017, Transaction	Transaction Notary date is 11/XX/17.		Reviewer Comment (2018-02-27): Hazard policy was effective at time of disbursement. Exception cleared. Buyer Comment (2018-02-22): Disagree. Disbursement date is 11/XX/2017.	02/27/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898530	02/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Tax Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/21/2017 did not disclose number of months for Tax Prepaid - Other under Prepaids. (Final/11/21/2017)	Seller CD reflects tax paid in section F that does not indicate the number of months paid.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202898530	02/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/11/21/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $111,743.46, while closing CD seller's fees total $112,174.77.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202898531	02/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		An appraisal re-inspection is required due to the subject located in a FEMA disaster area. Provide a re-inspection completed by the original appraiser on form 1004D or 442 and include interior and exterior photos. The appraiser must certify the subject area and the subject property have both running water and power, the property is not damaged, and the appraiser must include a statement that the property is currently occupied.		Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
202898532	02/09/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 11/01/2017 Inspection Date: 09/27/2017	FEMA disaster area.		Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202898532	02/15/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	11/XX/2017	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
202898533	02/12/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Evidence of disclosure is missing from the file.						2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202898533	02/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/17/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/17/2017)	Cure for Loan Origination Compensation to broker of $350 was not provided.						2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202898533	02/12/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $8,750.00 exceeds tolerance of $8,400.00. Insufficient or no cure was provided to the borrower. (7326)	Fee disclosed as $8,400 on LE dated 10/25/17, but disclosed as $8,750 on Final Closing Disclosure paid to broker.						3	C	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202898533	02/13/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Co-borrower does not have 2 year employment history.		Reviewer Comment (2018-02-27): Co-borrower's business does not have a 2 year history, however income being used is for a loss. Exception cleared. Buyer Comment (2018-02-22): The co-borrower does not have a two year job history, however, there is negative income associated with the income source which was included in the debt to income ratio as it impacts ability to repay.	02/27/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202898533	02/13/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Signed 2015 personal tax returns are missing from the file.		Reviewer Comment (2018-02-27): Seller provided the 2015 signed personal returns. Exception cleared. Buyer Comment (2018-02-22): Disagree. The signed 2015 1040s are in the file.	02/27/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
202898533	02/13/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Co-borrower does not have 2 year employment history.		Reviewer Comment (2018-02-27): Co-borrower's business does not have a 2 year history, however income being used is for a loss. Exception cleared. Buyer Comment (2018-02-22): The co-borrower does not have a two year job history, however, there is negative income associated with the income source which was included in the debt to income ratio as it impacts ability to repay.	02/27/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202898534	02/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	APR exceeds APOR by 1.5%, therefore not Safe Harbor QM
Reviewer Comment (2018-06-07): APR is under the HPML Threshold.

Buyer Comment (2018-06-06): MD 6/6/18, per AMC this will remain open because lender's CD uses APR of 5.430% on final CD, however lender issued PCCD dated 11/27 that disclosed the lower APR of 5.425, which would be below the HMPL threshold trigger.Uploaded PCCD to AMC for review.

Reviewer Comment (2018-05-30): Reviewed by compliance. Exception remains due to CD disclosing the higher APR.

Buyer Comment (2018-05-24): MD 5/24, agree the APOR for 11/13/17 is 3.93% and lender discloses an APR of 5.043%, however EdgeMAC relies on ComplianceEase to determine true APR Thresholds, in this case, the calculation of APR for the QM threshold test resulted in 5.425%, which is .005% below the trigger for Safe Harbor vs rebuttable presumption (5.430%). Disagree that loan should be considered HMPL/ rebuttable presumption. Uploaded CE audit results for review.

Reviewer Comment (2018-04-06): APOR used is 3.93% based on rate lock date of  11/13/2017. APR on CD is 5.43%. Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points . Exception remains.

 Buyer Comment (2018-04-05): SMS 4/5/18, Need to understand how AMC determined that the APR exceeds APOR by 1.5%.
											06/07/2018			1	A	11/XX/2017	CA	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202898534	02/12/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (Russell,Christopher Russell & Lazarus/S-Corp)	The Borrower Wrote a Letter Of Explanation within the loan files explaining that 2015 was a record breaking year due to one case that had a multi-million dollar settlement and 2016 income was a normal income year. Using 1 year average income. Borrower is still well within income requirements with a DTI of 15% versus guidelines max DTI of 43%		Reviewer Comment (2018-02-15): File contained an explanation of the income variance in 2015, exception regraded to EV2-B				2	B	11/XX/2017	CA	Second Home	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898534	02/12/2018	Compliance	Compliance	Federal Compliance	TILA	TILA LO Compensation (Impermissible Compensation Method)	Loan Originator Compensation (Dodd-Frank 2014): Unable to determine Compensation method used.	The Mortgage Loan origination Agreement within the loan file does not explain how the Broker will be receiving payment.		Reviewer Comment (2018-03-30): Loan Originator Compensation disclosure provided. Exception cleared. Buyer Comment (2018-03-27): SMS 3/27/18, We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. The LO Comp paid out on this loan was paid by the lender. California REL Supplemental disclosure in file executed by borrower. Uploaded for AMC review.	03/30/2018			1	A	11/XX/2017	CA	Second Home	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898536	02/08/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Other not provided		Loan is Interest Only and the Interest Only Rider was not provided.		Reviewer Comment (2018-03-02): Note contains the interest only language. An Interest Only Rider is not required. Exception cleared. Buyer Comment (2018-03-01): SMS 3.1.18 Note in loan is Multistate Interest-Only Note 3271. There should not be a separate interest only rider required.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898536	02/08/2018	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 06/30/2017 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX / End Date: 06/30/2017 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Asset Account Date: 06/30/2017 Asset Account Date: 06/30/2017	XXX statement end date is 06/30/2017 and the notary date is 11/XX/2017. Asset account date is more than 90 days prior to the notary date.		Reviewer Comment (2018-03-08): Updated asset statements were provided. Buyer Comment (2018-03-06): Disagree. Updated statements provided for both accounts in the file.	03/08/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898536	02/08/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/20/2017)							2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898536	02/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/02/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/02/2017)	Final Closing Disclosure closing date 11/XX/2017 and the notary date is 11/XX/2017. The Post Closing CD dated 11/27/2017 reflects the correct closing date of 11/XX/2017		Reviewer Comment (2018-02-14): Cured with post close CD, letter to borrower and refund check. Evidence of delivery in file.		02/14/2018		1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202898537	02/16/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/03/2017)							2	B	10/XX/2017	VT	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202898537	02/16/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Originator Designation = Non-QM
Reviewer Comment (2018-06-05): Loan was originated under an Asset Qualification program, Loan designation is ATR Risk, exception regraded to EV2-B

Buyer Comment (2018-05-24): Disagree.  For the Asset Qualifier program, the consumers ability to repay is based on the verified assets exceeding the sum of (1) the loan amount (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan.

 Buyer Comment (2018-04-19): Disagree.  The Asset Qualifier program utilizes a qualifying calculation based on the verification of assets as an alternative method to income verification to document a Borrower’s ability to repay.  Asset documentation required is 12 months bank statement for each account used, and is provided in the file.
														2	B	10/XX/2017	VT	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202898537	02/16/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	ATR was calculated by 60 months of continuance with assets.
Reviewer Comment (2018-06-05): Loan was originated under an Asset Qualification program, regraded to EV2-B

Buyer Comment (2018-05-24): Disagree.  For the Asset Qualifier program, the consumers ability to repay is based on the verified assets exceeding the sum of (1) the loan amount (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan.

 Buyer Comment (2018-04-19): Disagree.  The Asset Qualifier program utilizes a qualifying calculation based on the verification of assets as an alternative method to income verification to document a Borrower’s ability to repay.  Asset documentation required is 12 months bank statement for each account used, and is provided in the file.
														2	B	10/XX/2017	VT	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202898537	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/26/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/26/2017)	This was left blank.		Reviewer Comment (2018-04-13): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided. Exception cleared.		04/13/2018		2	B	10/XX/2017	VT	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202898537	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/26/2017)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $25,620.00, while closing CD seller's fees total $0.00.						2	B	10/XX/2017	VT	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202898537	02/16/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $495.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower. (7506)	The appraisal fee on the LE was $475 and $495 total on the final CD. This exceeds the tolerances.		Reviewer Comment (2018-04-13): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided. Exception cleared. Buyer Comment (2018-04-12): SMS 4/12/18, received PC CD, Letter of Explanation, copy of refund check and proof of delivery, uploaded to AMC for review.		04/13/2018		2	B	10/XX/2017	VT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
202898537	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Loan was originated under an Asset Qualification program						2	B	10/XX/2017	VT	Second Home	Purchase		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
202898539	02/18/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202898539	02/19/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence of ATR Fail.		Reviewer Comment (2018-03-02): Upon further review loan meets ATR. Exception cleared.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202898539	02/19/2018	Compliance	Compliance	Federal Compliance	Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied.		Reviewer Comment (2018-03-02): Upon further review loan meets ATR. Exception cleared.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202898539	02/19/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (Non-Subject Investment/25% Vacancy Method)	No lease agreement in file. No schedule E used.		Reviewer Comment (2018-03-02): Upon further review loan meets ATR. Property in question has a a 2 year schedule E rental income. Lease is not required as loan is a Non-QM loan. Exception cleared. Buyer Comment (2018-03-01): Please advise which property is missing the lease agreement. There are numerous lease agreements in the file.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202898539	02/20/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 01/20/2017, Note Date 11/XX/2017			Reviewer Comment (2018-03-02): Guidelines do not require Hazard policy expiration to be effective greater than 90 days from Note. Exception cleared. Reviewer Comment (2018-03-02): Hazard policy expires 01/20/2018 and not 01/20/2017, however policy expiration is within 90 days of Note date of 11/XX/2017. Exception remains. Buyer Comment (2018-03-01): Disagree. Policy expires 01/20/2018, not 01/20/2017 as notated. Galton guidelines do not address hazard insurance expiration requirements. Policy was in effect when the loan closed and is not a stale dated document.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202898542	02/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
202898544	02/09/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898544	02/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/20/2017)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $87,531.82, while closing CD sellers fees total $89,781.82.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202898544	02/15/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898545	02/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Missing the final loan application.		Reviewer Comment (2018-03-30): Final 1003 was provided. Exception cleared. Buyer Comment (2018-03-29): Disagree. Final 1003 uploaded.	03/30/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202898545	02/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202898545	02/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/13/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/13/2017)	Cure of $1,762.30 is insufficient to cure various 0% and 10% tolerance violations of $2,003.30.		Reviewer Comment (2018-03-05): Upon further review no tolerance violation exists.	03/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898545	02/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-750.00. (9300)	Fee was disclosed as ($750) on LE dated 10/13/17, but disclosed as $0 on the final Closing Disclosure. Cure provided on Final CD and post closing CD is insufficient.		Reviewer Comment (2018-03-05): Upon further review no tolerance violation exists. Cure was provided at disbursement. Exception cleared. Buyer Comment (2018-03-01): 3.1.18- Final CD shows tolerance cure in the amount of (1997.30): the cure is for the following: $750 lender credit, $252.50 increase above the legal limit for title fees, $844.80 increase above legal limit for points, $150 increase above legal limit for appraisal review. Tolerance violation cure is sufficient.	03/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898545	02/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,765.00 exceeds tolerance of $1,375.00 plus 10% or $1,512.50. Insufficient or no cure was provided to the borrower. (0)	$252.50 violation due to increase in Title- Settlement fee and Title- Title Insurance fee. Cure provided was insufficient		Reviewer Comment (2018-03-05): Upon further review no tolerance violation exists. Exception cleared. Buyer Comment (2018-03-01): 3.1.18 - Final CD shows a tolerance cure in the amount of ($1997.30), the cure is for the following: $750 lender credit, $252.50 increase above the legal limit for title fees, $844.80 increase above legal limit for points, $150 increase above legal limit for appraisal review. Tolerance violation cure is sufficient.	03/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898545	02/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $844.80 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Fee was not disclosed on the LE. Cure provided is insufficient.		Reviewer Comment (2018-03-05): Upon further review no tolerance violation exists. Exception cleared. Buyer Comment (2018-03-01): 3.1.18 - Final CD shows a tolerance cure in the amount of ($1997.30), the cure is for the following: $750 lender credit, $252.50 increase above the legal limit for title fees, $844.80 increase above legal limit for points, $150 increase above legal limit for appraisal review. Tolerance violation cure is sufficient.	03/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898545	02/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Fee was not disclosed on the LE. Cure provided is insufficient.		Reviewer Comment (2018-03-05): Upon further review no tolerance violation exists. Exception cleared. Buyer Comment (2018-03-01): 3.1.18 - Final CD shows a tolerance cure in the amount of ($1997.30), the cure is for the following: $750 lender credit, $252.50 increase above the legal limit for title fees, $844.80 increase above legal limit for points, $150 increase above legal limit for appraisal review. Tolerance violation cure is sufficient.	03/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898545	02/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $6.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7531)	Fee was not disclosed on the LE. Cure provided is insufficient.		Reviewer Comment (2018-03-05): Upon further review no tolerance violation exists. Exception cleared. Buyer Comment (2018-03-01): 3.1.18 - Initial LE dated 10/03/2017 disclosed $6.00 Investor Loan Flood Cert Fee and final CD still shows fee as $6.00, no tolerance violation occurred. Uploaded Initial LE for review.	03/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898545	02/12/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.		The Title Policy within the loan file does not reflect the Loan amount as title coverage.		Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202898545	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,765.00 exceeds tolerance of $1,375.00 plus 10% or $1,512.50. Sufficient or excess cure was provided to the borrower. (0)	Tolerance violation cured at closing.		Reviewer Comment (2018-03-05): Tolerance violation cured at closing.		03/05/2018		2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898545	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $844.80 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7200)	Tolerance violation cured at closing.		Reviewer Comment (2018-03-05): Tolerance violation cured at closing.		03/05/2018		2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898545	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75103)	Tolerance violation cured at closing.		Reviewer Comment (2018-03-05): Tolerance violation cured at closing.		03/05/2018		2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202898547	02/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/17/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/17/2017)	The date the borrowers signed the documents was 11/XX/2017. The final CD should have reflected 11/XX/2017 as the date of consummation. The Post Closing CD does reflect the correct closing date.		Reviewer Comment (2018-02-15): Cured on post close CD. File contains Letter of Explanation to borrower.		02/15/2018		1	A	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202898547	02/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/11/17/2017)	Final CD dated 11/17/17 reflects total seller paid fees as $6112.83 while Seller CD total fees are $9865.00.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202898549	02/12/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Evidence of disclosure is missing from the file.						2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898549	02/14/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary/11/10/2017)	Borrower signed waiver on 11/XX/17; notary date reflects 11/XX/17.		Reviewer Comment (2018-03-05): Seller provided the Appraisal Waiver/Receipt Form executed electronically by borrower on 10/27/17, however the box checked on this form borrower elected to receive appraisal three days prior to closing. Signed form in file dated 11/XX/17 indicates borrower waiving the requirement. Exception remains. Buyer Comment (2018-03-02): SMS 3.2.18- File contains Appraisal Waiver/Receipt form executed electronically by borrower on 10-27-17. Uploaded for review.				2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898549	02/15/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202898551	02/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/04/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/04/2017)	Final disclosure reflects a closing date of 12/XX/2017, document was executed on 12/XX/2017.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202898551	02/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/12/04/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $623,406.32, while closing CD seller's fees total $1,638.50.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202898553	02/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898553	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/12/05/2017)	TRID testing incomplete due to missing seller closing disclosure.						2	B	12/XX/2017	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202898553	02/15/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	12/XX/2017	CA	Second Home	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202898555	02/09/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 01/29/2018, Note Date 11/XX/2017	Note date is 11/XX/2017 and Hazard Insurance Policy expires within 90 days on 01/29/2018.		Reviewer Comment (2018-03-02): Guidelines do not require Hazard policy expiration to be effective greater than 90 days from Note. Exception cleared. Buyer Comment (2018-03-01): Disagree. Galton guidelines do not address hazard insurance expiration requirements. Policy was in effect when the loan closed and is not a stale dated document.	03/02/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Non QM	Non QM	No
202898556	02/12/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 12/13/2017, Transaction	The home owner's policy says it is effective 12/13/2017 which is after the notary date of 12/XX/2017.		Reviewer Comment (2018-02-27): Seller provided updated hazard policy with an effective date of 12/07/2017. Loan disbursed on 12/XX/2017. Exception cleared. Buyer Comment (2018-02-26): Disagree. See hazard policy with effective date of 12/07/2017 and loan disbursed 12/XX/2018.	02/27/2018			1	A	12/XX/2017	CA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202898556	02/12/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/30/2017)	The closing disclosure was not provided to the borrower 3 days prior to closing.		Reviewer Comment (2018-03-05): Seller provided evidence of electronic delivery of initial CD on 11/30/17. Exception cleared. Buyer Comment (2018-03-01): 3.1.18- CD dated 11/30, electronically delivered on 11/30. Consummation occurred on 12/XX, 3 days after receipt of CD. Uploaded proof of electronic delivery for AMC to review.	03/05/2018			1	A	12/XX/2017	CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
202898558	02/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,222.25 exceeds tolerance of $2,927.00 plus 10% or $3,219.70. Sufficient or excess cure was provided to the borrower at Closing. (0)	Cure of $3.55 was provided.		Reviewer Comment (2018-02-14): Cure of $3.55 was provided.		02/09/2018		1	A	11/XX/2017	GA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Fails QM Testing	Yes
202898558	02/09/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Current employment is less than 2 years. Prior employment was not in the same line of work.		Reviewer Comment (2018-03-08): Updated VOE on current employment to indicate that start date is confirmed. Buyer Comment (2018-03-02): Disagree. Current and previous employment are recruiting agencies, and would be considered the same line of work.	03/08/2018			1	A	11/XX/2017	GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Fails QM Testing	No
202898558	02/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/11/14/2017)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $55,450.00, while closing CD sellers fees total $61,742.51.00. Consumer CD has the following seller paid at closing of $5,052.12 and property taxes and $1,706.52 for county taxes and Utility Transfer fee of $128.57. These fees are not reflected on Sellers final CD.						2	B	11/XX/2017	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Fails QM Testing	Yes
202898559	02/10/2018	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 95.00004% exceeds Guideline loan to value percentage of 95.00000%.	LTV exceeds guideline limits by .00004%
Reviewer Comment (2018-09-10): Received attestation that Galton Funding only takes rounding out to the nearest hundredth for eligibility purposes.

Reviewer Comment (2018-08-10): Please provide an actual attestation that can be uploaded as evidence stating LTV process.  Sorry for the inconvenience but this exception will be cleared based on current explanation with upload.

Buyer Comment (2018-08-09): Galton Funding only takes rounding out to the nearest hundredth for eligibility purposes.

Reviewer Comment (2018-03-05): Please provide attestation or documentation reflecting that Galton Funding's procedure for LTV calculation is to round to the nearest hundredth. Exception remains.

 Buyer Comment (2018-03-02): Disagree.  Galton requirement is to go out two decimal points.
											09/10/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202898559	02/10/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 11/15/2017, Transaction	Hazard effective date is 11/15/17. Loan was notarized on 11/XX/17.		Reviewer Comment (2018-02-28): Loan disbursed on 11/XX/17. hazard policy effective at time of disbursement. Exception cleared. Buyer Comment (2018-02-27): Disagree. Disbursement date is 11/XX/2017 per PC CD in file.	02/28/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202898559	02/10/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.		Per guidelines, Payment shock cannot exceed 100% if the Borrower is currently renting or 250% if the Borrower has a mortgage history in the past twenty-four months. Payment Shock is 118.74%
Reviewer Comment (2018-02-28): Payment shock is allowable up to 150%, except when loan program is an asset qualifier. Borrower is qualifying using wage income. Exception cleared.

 Buyer Comment (2018-02-27): Disagree.  Galton guidelines state that payment shock exceeding may require further review and additional compensating factors and/or documentation may be required.  Compensating factors are Residual income $13,898.97, $79,342.25 in reserves, borrower demonstrated ability to pay housing expenses greater than or equal to the proposed monthly housing expenses, has potential for increased earnings , conservative attitude toward using credit.
											02/28/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/13/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/13/2017)	Closing date 11/XX/2017, CD signed 11/XX/2017						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/13/2017 did not disclose number of months for homeowner's insurance under Prepaids. (Final/11/13/2017)	Number of months missing from CD						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 11/13/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/11/13/2017)	Seller fees and Seller CD missing from loan package		Reviewer Comment (2018-07-11): No seller fees were disclosed on consumer CD, seller fees were taken from final settlement statement. Reviewer Comment (2018-03-05): The consumer CD is required to accurately reflect all fees affiliated with the transaction regardless of who paid the fee. Exception remains. Buyer Comment (2018-03-02): SMS 3.2.18- On 11/30/2017 Waived condition based on utilization of ALTA Settlement Statement in file as an alternative document source per advisement from Galton.	07/11/2018			1	A	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/13/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/13/2017)	The Post Closing CD dated 12/14/2017 reflects the corrected exceeded Legal Limit amount of $512.10.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Proof of receipt of Home loan tookit not in file		Reviewer Comment (2018-03-05): Seller provided disclosure reflecting Home Loan Toolkit was provided within three days of application. Exception cleared. Buyer Comment (2018-02-28): SMS 2/28/18- TILA Compliance Certification executed by certify that a copy of the Home Loan Tool Kit was provided to the borrower within three business days of the application date. Uploaded to AMC for review.	03/05/2018			1	A	11/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $695.00 exceeds tolerance of $475.00. Insufficient or no cure was provided to the borrower. (7506)	The Lender Credited the Borrower at closing the Cost to Cure in the amount of $220.00.		Reviewer Comment (2018-02-14): Cured at closing.		02/14/2018		2	B	11/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Enhancement Fee. Fee Amount of $1,263.64 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	The Post Closing CD moved the Enhancement Fee to Section H and there is no APR charge on the fee.		Reviewer Comment (2018-02-14): Cured at closing.		02/14/2018		2	B	11/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Homeowners Dues. Fee Amount of $214.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77121)	The Post Closing CD moved the Homeowners Due fee to Section H, there is no Cost to Cure required.		Reviewer Comment (2018-02-14): Cured at closing.		02/14/2018		2	B	11/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transaction Coordinator Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77122)	The Post Closing CD moved the Transaction Coordinator fee to Section H, there is no Cost to Cure required.		Reviewer Comment (2018-02-14): Cured at closing.		02/14/2018		2	B	11/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	02/10/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,112.10 exceeds tolerance of $1,040.00. Insufficient or no cure was provided to the borrower. (8304)	The Post Closing CD dated 12/14/2017 reflects the cost to cure credited back to borrower.		Reviewer Comment (2018-02-14): Cured at closing.		02/14/2018		2	B	11/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898559	07/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/11/13/2017)	Added 7/11/18 upon review of settlement statement for seller's fees. No seller fees were disclosed on consumer CD, seller fees were taken from final settlement statement.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202898560	02/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
202898561	02/12/2018	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.	Missing evidence the borrower was provided the Colorado first lien refinance notice.		Reviewer Comment (2018-02-28): Seller provided the Colorado Refinance Disclosure. Exception cleared. Buyer Comment (2018-02-28): SMS 02/28/18- File contains copy of Colorado Refinance Disclosure executed by the borrowers. Uploaded to AMC for review.	02/28/2018			1	A	12/XX/2017	CO	Primary	Refinance - Cash-out - Debt Consolidation		B	A	A	A	B	A	A	A	Non QM	Non QM	No
202898561	02/12/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7508)	Final disclosure reflects a total expense for the appraisal field review of $150.00, not initially disclosed, sufficient cure provided at closing		Reviewer Comment (2018-02-15): Sufficient cure provided at closing.		02/12/2018		1	A	12/XX/2017	CO	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
202954714	02/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/07/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/07/2017)	Final Closing Disclosure reflects closing date of 12/XX/17; actual date of consummation is 12/XX/17.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202954715	02/13/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2018-03-30): Finance Charge breakdown provided. Borrower disclosure reflecting how compensation to the broker is paid is required. Exception remains.				2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954715	02/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/05/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/05/2017)	The date of consummation was 12/XX/2017 and the final CD is showing 12/XX/2017.						2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954716	02/13/2018	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 10/19/2017	The appraiser was certified residential appraiser from 01/01/2007 - 12/31/2009 status in active and and 01/01/2018 to present. According to ASC.gov they were not actively licensed or certified in 2017 at the time of the origination appraisal 10/19/2017.
Reviewer Comment (2018-05-30): Appraiser's current and active license provided in file. Exception cleared.

Buyer Comment (2018-05-08): Disagree.  The appraiser registry does not always provide updated and/or accurate information, as it is up the the appraiser to provide the registry with license information.   In addition the state of Colorado, who issued the license shows appraiser license is valid.  UCDP Summary Report, Seller Fraud Tool, and Submission Summary report all document appraiser is certified.  E and O Insurance for the appraiser is in the file.  Documents uploaded on 04/19/2018.

Buyer Comment (2018-04-19): Disagree.  The appraiser registry does not always provide updated and/or accurate information, as it is up the the appraiser to provide the registry with license information.   In addition the state of Colorado, who issued the license shows appraiser license is valid.  UCDP Summary Report, Seller Fraud Tool, and Submission Summary report all document appraiser is certified.  E and O Insurance for the appraiser is in the file.

 Reviewer Comment (2018-02-28): Seller provided a Colorado Division of Real Estate lookup showing initially license 10/06/06 and expires 12/31/19. However, the National Appraiser Registry reflects appraiser was licensed from 01/01/07 to 12/31/09 and then subsequently licensed from 01/01/18 and expires 12/31/19. Exception remains.
											05/30/2018			1	A	12/XX/2017	CO	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Non QM	Non QM	No
202954716	02/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/19/2017)							2	B	12/XX/2017	CO	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Non QM	Non QM	No
202954716	02/13/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2018-03-30): Underwriting fee of $995 would be considered as loan origination compensation. Disclosure reflecting this fee to borrower and the what the fee is based on is required. Exception remains. Buyer Comment (2018-03-27): SMS 3/27/18, Can AMC please indicate where they see LO Compensation on this loan? The only origination charge I see is an Underwriting Fee for $995. Please advise or clear exception.				2	B	12/XX/2017	CO	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Non QM	Non QM	No
202954718	02/14/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/22/2017)							2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202954718	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/20/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/20/2017)	Notary date is 12/XX/2017, however the Final CD reflects a closing date of 12/XX/2017.						2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202954719	02/14/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
202954720	02/19/2018	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.				Reviewer Comment (2018-03-05): Seller provided the CDA with a value of $1,310,000 and no variance. Exception cleared. Buyer Comment (2018-03-01): Disagree. CDA is in the file.	03/05/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
202954720	02/19/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.				Reviewer Comment (2018-03-02): Guidelines do not require Hazard policy expiration to be effective greater than 90 days from Note. Exception cleared. Buyer Comment (2018-03-01): Disagree. Galton guidelines do not address hazard insurance expiration requirements. Policy was in effect when the loan closed and is not a stale dated document.	03/02/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
202954720	02/19/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Missing LOE for borrower employment gap		Reviewer Comment (2018-03-05): Borrower income was not used in transaction and only used as a compensating factor. Exception cleared.	03/05/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
202954720	02/19/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.		Reviewer Comment (2018-03-05): Borrower income was not used in transaction and only used as a compensating factor. Exception cleared.	03/05/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
202954720	02/19/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: Explanation Letter			Reviewer Comment (2018-03-05): Borrower income was not used in transaction and only used as a compensating factor. Exception cleared. Buyer Comment (2018-03-01): Disagree. Income doc is in the file.	03/05/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
202954721	02/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/12/19/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $241,839.08, while closing CD seller's fees total $11,509.00.						2	B	12/XX/2017	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202954721	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2018-06-05): This loan designation is not ATR fail, btu rather ATR Risk based on the Asset Qualification program. Regraded to EV2-B				2	B	12/XX/2017	CO	Primary	Purchase	Lender to provide updated ATR/QM status	B	B	A	A	B	B	A	A	Non QM	ATR Risk	Yes
202954721	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2018-06-05): Loan was originated under an Asset Qualification program, exception regraded to EV2-B				2	B	12/XX/2017	CO	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	ATR Risk	No
202954721	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Loan was originated under an Asset Qualification program						2	B	12/XX/2017	CO	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	ATR Risk	No
202954722	02/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/12/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/12/2017)	The Post Closing CD reflects the Correct Closing Date.		Reviewer Comment (2018-04-04): Letter of Explanation & Corrected Closing Disclosure provided in file. Exception cleared.		04/04/2018		1	A	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202954722	02/15/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.43750% exceeds Guideline total debt ratio of 50.00000%.	Calculated DTI of 50.34375% exceeds 50% guideline due to difference in negative rent calculations. Lender used $348.39 and audit calculated $475.25, lender did not use property taxes.
Reviewer Comment (2018-04-04): Sufficient evidence provided confirming borrower is not responsible for tax payments on REO property. DTI is now below maximum of 50% per guidelines. Exception cleared.

Buyer Comment (2018-04-03): Disagree.  Per credit report XXX, acct ending XXX was paid off 05/2017, and insurance was effective 02/2017 when lien was still active.  Property profile pulled 12/05/2017 shows no current liens.

Reviewer Comment (2018-03-13): Hazard Policy provided in File reflects XXX as the Mortgagee with a loan number of XXX. File does not contain evidence property is free an clear. Exception remains to confirm borrower is not obligated on the Note or provide evidence property is free and clear and loan has been paid off.

Buyer Comment (2018-03-13): There is no note.  Property is owned free and clear.  Property taxes paid by parents.  Evidence already provided.

Reviewer Comment (2018-03-08): Provide evidence that borrower is not on the Note and responsible for payments. Hazard policy reflects a mortgagee and borrower is indicated on the property profile as a owner. Exception remains.

 Buyer Comment (2018-03-06): Disagree.  See LOE from borrower regarding forXXX, which is parents property and bank statement for evidence parents pay property taxes.
											04/04/2018			1	A	12/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202954722	02/16/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/13/2017)	The Loan File reflects the Borrower receiving a copy of the appraisal before the report date listed on the appraisal report.						2	B	12/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202954722	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/12/12/2017)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $57,760.00, while closing CD sellers fees total $1,945.00.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202954722	02/16/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to DTI exceeds 50%.
Reviewer Comment (2018-04-04): Sufficient evidence provided confirming borrower is not responsible for tax payments on REO property. DTI is now below maximum of 50% per guidelines. Exception cleared.

Buyer Comment (2018-04-03): Disagree.  Per credit report XXX, acct ending XXX was paid off 05/2017, and insurance was effective 02/2017 when lien was still active.  Property profile pulled 12/05/2017 shows no current liens.

Reviewer Comment (2018-03-13): Hazard Policy provided in File reflects XXX as the Mortgagee with a loan number of XXX. File does not contain evidence property is free an clear. Exception remains to confirm borrower is not obligated on the Note or provide evidence property is free and clear and loan has been paid off.

Buyer Comment (2018-03-13): There is no note.  Property is owned free and clear. Parents pay property taxes. Evidence already provided.

Reviewer Comment (2018-03-08): Provide evidence that borrower is not on the Note and responsible for payments. Hazard policy reflects a mortgagee and borrower is indicated on the property profile as a owner. Exception remains.

 Buyer Comment (2018-03-06): Disagree.  See LOE from borrower regarding for XXX, which is parents property and bank statement for evidence parents pay property taxes.
											04/04/2018			1	A	12/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202954722	02/16/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds 50% per guidelines.
Reviewer Comment (2018-04-04): Sufficient evidence provided confirming borrower is not responsible for tax payments on REO property. DTI is now below maximum of 50% per guidelines. Exception cleared.

Buyer Comment (2018-04-03): Disagree.  Per credit report XXX, acct ending XXX was paid off 05/2017, and insurance was effective 02/2017 when lien was still active.  Property profile pulled 12/05/2017 shows no current liens.

Reviewer Comment (2018-03-13): Hazard Policy provided in File reflects XXX as the Mortgagee with a loan number of XXX. File does not contain evidence property is free an clear. Exception remains to confirm borrower is not obligated on the Note or provide evidence property is free and clear and loan has been paid off.

Buyer Comment (2018-03-13): There is no note.  Property is owned free and clear. Parents pay property taxes. Evidence already provided.

Reviewer Comment (2018-03-08): Provide evidence that borrower is not on the Note and responsible for payments. Hazard policy reflects a mortgagee and borrower is indicated on the property profile as a owner. Exception remains.

 Buyer Comment (2018-03-06): Disagree.  See LOE from borrower regarding for XXX, which is parents property and bank statement for evidence parents pay property taxes.
											04/04/2018			1	A	12/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202954723	02/15/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202954723	02/15/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-03-05): Seller provided the Mortgage Loan Payoff Statement . Exception cleared. Buyer Comment (2018-03-02): Disagree. Demand statement is in the file.	03/05/2018			1	A	12/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202954723	02/20/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-05): Not required per guidelines. Exception cleared.	03/05/2018			1	A	12/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202954724	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/19/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/19/2017)	Final disclosure reflects a closing date of 12/XX/2017, document was executed on 12/XX/2017. File contains a post closing disclosure with the accurate closing/funding date		Reviewer Comment (2018-02-20): Cured on Post Close CD and Letter to the borrower.		02/20/2018		1	A	12/XX/2017	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954724	02/20/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 02/18/2018, Note Date 12/XX/2017			Reviewer Comment (2018-03-02): Guidelines do not require Hazard policy expiration to be effective greater than 90 days from Note. Exception cleared. Buyer Comment (2018-03-01): Disagree. Galton guidelines do not address hazard insurance expiration requirements. Policy was in effect when the loan closed and is not a stale dated document.	03/02/2018			1	A	12/XX/2017	CA	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202954726	02/13/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	The hazard insurance policy does not reflect the Lender as Payee.		Hazard policy is missing all payee information for lender.		Reviewer Comment (2018-04-03): Hazard policy with the Lender as Payee was provided. Buyer Comment (2018-04-03): Disagree. Hazard Insurance with LendUS as loss payee uploaded. Reviewer Comment (2018-03-05): Please provided hazard policy reflecting lender as the payee. Exception remains. Buyer Comment (2018-03-02): Request to change loss payee in file. Insurance is impounded per CD in file. Contact seller for hazard insurance with loss payee.	04/03/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954726	02/13/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 01/18/2018, Note Date 11/XX/2017			Reviewer Comment (2018-03-05): Not required per guidelines. Exception cleared. Buyer Comment (2018-03-02): Disagree. Galton guidelines do not address hazard insurance expiration requirements. Policy was in effect when the loan closed and is not a stale dated document.	03/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954726	02/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954726	02/13/2018	Credit	Data Verification	General	Data Verification	The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Investor's qualifying DTI: 32.69956% QM qualifying DTI: 36.73688%	Lenders P&I: $5066.56.		Reviewer Comment (2018-03-30): Further review shows that lender utilized a higher P&I payment of $5,707.66 compared to the QM qualifying payment of $5,563.11. DTI at 37.37% compared to QM qualifying DTI of 36.74%. Exception cleared. Buyer Comment (2018-03-29): Disagree. $5066.56 is previous housing payment.	03/30/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954726	02/14/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Missing third party verification to confirm dates of self-employed business.		Reviewer Comment (2018-03-08): Co-Borrower income reflects a loss and therefore the docs are required to meet the Appendix Q requirements. Buyer Comment (2018-03-08): Disagree. Income not being used for co-borrower. Third party verification not required. Reviewer Comment (2018-03-05): Seller provided business license for borrower's business. Need third party verification for co-borrower's business, XXX. Exception remains. Buyer Comment (2018-03-02): Disagree. See evidence of self employment in file from the Secretary of State.				2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954727	02/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is in a FEMA disaster area that does not have a end date.		Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No
202954727	02/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Right to Appraisal form not located						2	B	12/XX/2017	CA	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No
202954728	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/28/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/28/2017)	Final Closing Disclosure reflects closing date of 11/XX/2017; however, notary date reflects 11/XX/2017.						2	B	11/XX/2017	OR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202954729	02/19/2018	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing evidence the borrower was provided the FACTA disclosure within 3 business days of application.						2	B	12/XX/2017	CO	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
202954732	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/20/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/20/2017)	Final Closing Disclosure provided on 12/20/2017 disclosed a Closing Date that did not match the actual date of consummation.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202954732	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/12/20/2017)	Seller paid fees on the buyers Closing Disclosure is $90,442.95; seller paid fees on the sellers Closing Disclosure is $346,286.79.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202954732	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	Borrower did not receive a list of service providers within 3 business days of application.		Reviewer Comment (2018-03-05): Seller provide the eDisclosure tracking reflecting the Settlement Service Provider list was provided 11/10/17. Exception cleared. Buyer Comment (2018-02-28): SMS 2/28/18- Disclosure Tracking Details shows borrower received copy of Settlement Service Provider List with initial package on 11/10/17 via edisclosure. Uploaded for review.	03/05/2018			1	A	12/XX/2017	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
202954733	02/15/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Other not provided		Loan Approval requires the borrower to sign and date the 2015 and 2016 of Form 1065 for XXX. The loan file is missing the signature pages of the 2015 and 2016 of Form 1065 for XXX.		Reviewer Comment (2018-02-28): Non-QM loan guidelines only require a signed and processed 4506T which is in loan file. Signed tax returns are not required. Exception cleared. Buyer Comment (2018-02-27): Disagree. Non QM loan, not required to be signed. Transcripts in file validate income used.	02/28/2018			1	A	12/XX/2017	GA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202954733	02/15/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 03/01/2018, Note Date 12/XX/2017			Reviewer Comment (2018-03-02): Guidelines do not require Hazard policy expiration to be effective greater than 90 days from Note. Exception cleared. Buyer Comment (2018-03-01): Disagree. Galton guidelines do not address hazard insurance expiration requirements. Policy was in effect when the loan closed and is not a stale dated document.	03/02/2018			1	A	12/XX/2017	GA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202954733	02/15/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Missing the loan originator compensation disclosure.						2	B	12/XX/2017	GA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	B	B	A	A	Non QM	Non QM	No
202954733	02/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The initial loan estimate generated by the broker did not utilize the alternate table for refinance form, all other disclosures were correctly chosen.						2	B	12/XX/2017	GA	Primary	Refinance - Cash-out - Home Improvement	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
202954736	02/12/2018	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided				Reviewer Comment (2018-02-28): Seller provided the Note. Exception cleared. Buyer Comment (2018-02-27): Disagree. Subject lien note is in the file.	02/28/2018			1	A	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		D	B	B	B	D	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202954736	02/13/2018	Credit	Data Verification	General	Data Verification	The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Investor's qualifying DTI: 37.44036% QM qualifying DTI: 42.10357%	1008 does not reflects QM total debt ratio only reflects total debt ration of 37.441%.
Reviewer Comment (2018-03-12): Loan was presented as a QM loan, however qualifying payment utilized was not based on the QM requirement of Max Rate Five Year Periodic P&I for a 5/1 ARM. Lender qualified utilizing Greater of the fully indexed rate or Note rate. Difference is a QM P&I payment of $5,170.24 vs $4,256.16 used by lender. Total DTI is below 43% using QM qualifying payment and is considered a non-material exception. Exception remains.

 Buyer Comment (2018-03-08): The 1008 does not show a QM debt ratio versus a total debt ratio.  The back end debt ratio is the only debt ratio.  Why would this be an EV2.
														2	B	11/XX/2017	CA	Primary	Refinance - Cash-out - Other		D	B	B	B	D	A	A	A	Safe Harbor QM	Safe Harbor QM	No
202954737	02/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/31/2017)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing.		Reviewer Comment (2018-03-27): Disclosure tracking provided reflecting appraisal was delivered to borrower on 11/01/2017. Exception cleared.	03/27/2018			1	A	12/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202954737	02/13/2018	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Earliest FACTA disclosure located in file was provided at closing.						2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202954737	02/13/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Missing evidence that the borrower was provided the list of home ownership counseling organizations within 3 business days of application.		Reviewer Comment (2018-03-27): Disclosure tracking provided reflecting that the Home Counseling Disclosure was provided on 06/28/2017. Please provide the actual disclosure and list of the ten agencies. Exception remains. Buyer Comment (2018-03-27): SMS 3/27/18, Disagree. Evidence that Home Ownership Counseling disclosure was sent via USPS on 6/28/17 in file. Uploaded for review.				2	B	12/XX/2017	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202954738	02/15/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/13/2017)							2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954738	02/15/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure of $75 was provided.		Reviewer Comment (2018-02-15): Cure of $75 was provided.		02/15/2018		1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954738	02/15/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954739	02/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/01/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/01/2017)	The final CD states a closing date of 12/XX/2017; notary date reflects 12/XX/17.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954739	02/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/12/01/2017)	Seller CD is missing from the file.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954739	02/15/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary/10/26/2017)	Waiver signature date reflects 12/XX/17, which is same as the notary date.		Reviewer Comment (2018-03-05): Seller provided the Notice of Right to Copy of Appraisal. Appraisal waiver in file was executed 12/XX/17 which is the same date as closing. Exception remains. Buyer Comment (2018-03-02): SMS 3.2.18- File contains Notice of Right to Receive Copy of Written Appraisal/valuation executed electronically by the borrower on 10/20/17 and Notice of Right to Copy of Appraisal executed electronically by borrower on 10/20/17. Uploaded for review.				2	B	12/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954739	02/16/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	12/XX/2017	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954740	02/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-02-28): Seller provided the mortgage loan payoff. Exception cleared. Buyer Comment (2018-02-27): Disagree. XXX demand is in the file under Legal Post Closing.	02/28/2018			1	A	1/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202954741	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/21/2017 incorrectly disclosed whether the loan contains a Demand Feature. (Final/11/21/2017)	The CD did not mark either box in relation to the Demand Feature.		Reviewer Comment (2018-03-05): Seller provided the Letter of Explanation & Corrected Closing Disclosure. Exception cleared. Buyer Comment (2018-03-02): SMS 3.2.18- Received PC CD dated 12/06/2017 with box marked as "does not have a demand feature" on page 4. PCCD, LOE, and POD uploaded to AMC for review.		03/05/2018		2	B	11/XX/2017	FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954741	02/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/21/2017)	Missing evidence that the borrower was provided the Closing Disclosure at least 3 business days prior to closing.		Reviewer Comment (2018-03-12): Seller provided the initial CD dated 11/07/2017. Exception cleared. Buyer Comment (2018-03-12): SMS 3/12/18, Initial Closing Disclosure in file is NOT dated 11/21/2017, the Initial Closing Disclosure in file is dated 11/07/2017 with a wet signature by borrowers on 11/XX/2017 which is more than 3 business days prior to Consummation on 11/XX/2017. Initial CD dated 11/7/17 uploaded for review.	03/12/2018			1	A	11/XX/2017	FL	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954741	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/21/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $14,023.50, while closing CD seller's fees total $1,260.00.						2	B	11/XX/2017	FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954742	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/28/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/28/2017)	Final disclosure reflects a closing date of 12/XX/2017 , document was executed on 01/XX/2018. File contains a post closing disclosure with the accurate closing/funding date		Reviewer Comment (2018-02-20): Cured on post close CD. File contains corrected CD and Letter of Explanation to borrower. Exception cleared.		02/20/2018		1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202954742	02/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,180.00 exceeds tolerance of $1,880.00 plus 10% or $2,068.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense of $2,180.00, exceeds the tolerance of $2,068.00 by $112.00, sufficient cure provided at closing.		Reviewer Comment (2018-02-20): Sufficient cure provided at closing.		02/14/2018		1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202954742	02/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee. Fee Amount of $70.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75195)	Final disclosure reflects a total expense for Title Processing of 70.00 not initially disclosed,sufficient cure provided at closing.		Reviewer Comment (2018-02-20): Sufficient cure provided at closing.		02/14/2018		1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
202954742	02/15/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/06/2017)							2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
202954743	02/14/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/09/2017)	Evidence of receipt of appraisal within 3 days of closing is missing from the file.						2	B	12/XX/2017	TN	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954743	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller Change - Down Payment	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/30/2017 incorrectly disclosed whether there was a change in the Down Payment/Funds from Borrower. (Final/11/30/2017)	The final CD disclosed there was no change in the Down Payment; however, down payment went from $105,000 on LE to $134,581.11 on final closing disclosure.						2	B	12/XX/2017	TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954743	02/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/30/2017)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $24,759.95, while closing CD seller's fees total $0.00.						2	B	12/XX/2017	TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954743	02/15/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $133.00 exceeds tolerance of $83.00 plus 10% or $91.30. Sufficient or excess cure was provided to the borrower at Closing. (0)	Cure of $41.70 was provided.		Reviewer Comment (2018-02-20): Sufficient or excess cure was provided to the borrower at Closing.		02/15/2018		1	A	12/XX/2017	TN	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954743	02/15/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $400.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure of $125 was provided.		Reviewer Comment (2018-02-20): Sufficient or excess cure was provided to the borrower at Closing.		02/15/2018		1	A	12/XX/2017	TN	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954743	02/15/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,841.20 exceeds tolerance of $1,732.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure of $109.20 was provided.		Reviewer Comment (2018-02-20): Sufficient or excess cure was provided to the borrower at Closing.		02/15/2018		1	A	12/XX/2017	TN	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954745	02/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/12/2017 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/12/12/2017)	Final disclosure reflects pre-paids of $1,388.33; which is greater than calculated pre-paids of $1,369.34. File contains a post closing disclosure with the corrected data however file is missing Letter of Explanation to borrower.		Reviewer Comment (2018-03-07): Letter of Explanation & Corrected Closing Disclosure was provided to the borrower. Buyer Comment (2018-03-02): SMS 3/2/18- File contains letter of explanation to borrower for PC CD. Uploaded for review.		03/07/2018		2	B	12/XX/2017	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954747	02/15/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 02/27/2018, Note Date 12/XX/2017			Reviewer Comment (2018-03-02): Guidelines do not require Hazard policy expiration to be effective greater than 90 days from Note. Exception cleared. Buyer Comment (2018-03-01): Disagree. Galton guidelines do not address hazard insurance expiration requirements. Policy was in effect when the loan closed and is not a stale dated document.	03/02/2018			1	A	12/XX/2017	IL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954747	02/15/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/22/2017 did not disclose the Escrow Waiver Fee. (Final/12/22/2017)	Final Closing Disclosure reflects an escrow waiver fee on page 2 however page 4 does not show the escrow waiver fee.		Reviewer Comment (2018-04-06): Letter of Explanation & Corrected Closing Disclosure provided. Exception cleared. Buyer Comment (2018-04-05): SMS 4/5/18, received PC CD reflecting escrow waiver fee on page 4 and letter of explanation to borrower. Uploaded for review.		04/06/2018		2	B	12/XX/2017	IL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954747	02/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/22/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/12/22/2017)	Final Closing Disclosure reflects closing costs financed of $0; calculated closing costs financed is $3,376.93.						2	B	12/XX/2017	IL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954747	02/16/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $732.00 exceeds tolerance of $662.00 plus 10% or $728.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total fees of $732.00, exceed the tolerance limit of $728.20, a sufficient cure was provided at closing		Reviewer Comment (2018-02-16): Sufficient cure was provided at closing.		02/16/2018		1	A	12/XX/2017	IL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954748	02/20/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-05-30): Final Title Policy provided with an amount of $600,000. Exception cleared. Buyer Comment (2018-05-16): Disagree. Final policy provided with dollar amount.	05/30/2018			1	A	12/XX/2017	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
202954749	02/16/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954749	02/16/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Evidence of disclosure is missing from the file.						2	B	12/XX/2017	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954749	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/12/27/2017)	TRID testing incomplete due to missing seller disclosure.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954750	02/16/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 12/01/2017, Transaction	Transaction notary date is 11/XX/2017.		Reviewer Comment (2018-03-05): Loan disbursed on 12/XX/17 and hazard effective date of the hazard policy is 12/01/17. Exception cleared. Buyer Comment (2018-03-01): Disagree. Disbursement date is 12/XX/2017.	03/05/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Additional/01/12/2018)							2	B	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	TILA	TILA LO Compensation (Impermissible Compensation Method)	Loan Originator Compensation (Dodd-Frank 2014): Impermissible Compensation method used.
Reviewer Comment (2018-03-22): Upon further review there is no violation based on the compensation method used. Exception cleared.

Buyer Comment (2018-03-22): SMS 3/22/18- Following up with AMC on comment and supporting documentation submitted on 3/20/18.  Also, after further research, on previous reports that I pulled this exception had been non-material.  What changed and why is it now an EV3?  (Please refer to AMC loan ID 202258065 with same exception as EV2)

 Buyer Comment (2018-03-20): SMS 3/20/18, We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. The LO Comp paid out on this loan was paid by the lender. Mortage Loan Disclosure statement in file executed by borrower. Uploaded for AMC review.
											03/22/2018			1	A	11/XX/2017	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/28/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/28/2017)	Cure for Title- Recording Service Fee of $14 was not provided.		Reviewer Comment (2018-03-12): Upon further review no tolerance violation exists. Exception cleared.	03/12/2018			1	A	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Home Loan Toolkit Timing	Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Disclosure provided 11/02/2017, App date 09/05/2017.
Reviewer Comment (2018-03-05): Initial application was TBD for property address. Purchase contract in file was executed 11/XX/17 by all parties. Compliance Report in file confirms 11/01/17 lender application date. Exception cleared.

 Buyer Comment (2018-03-02): 3.2.18 The loan is a Purchase Transaction.  Although there is an application dated 09/05/2016, that app was submitted as a pre-approval.  The Purchase Contract in file was signed 10/XX/2017 and the Originator was advised of the property address (which is one of the 6 pieces of information to constitute an application) on 11/1/17. Uploaded incomplete application dated 9/5/17 to AMC for review
											03/05/2018			1	A	11/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/27/2017)	Closing was 11/XX/2017, initial provided 11/27/2017.		Reviewer Comment (2018-03-05): Seller provided Disclosure E-Signature log reflecting the initial CD was delivered 11/27/17. Exception cleared. Buyer Comment (2018-03-01): SMS 3.1.18- Initial CD was delivered to the borrowers electronically on 11/27. edisclosure tracking uploaded for review.	03/05/2018			1	A	11/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/02/2017)	LE issued 11/02/2017, App date 09/05/2017.
Reviewer Comment (2018-03-05): Initial application was TBD for property address. Purchase contract in file was executed 11/XX/17 by all parties. Compliance Report in file confirms 11/01/17 lender application date. Exception cleared.

 Buyer Comment (2018-03-01): SMS 3.1.18- The loan is a Purchase Transaction.  Although there is an application dated 09/05/2016, that app was submitted as a pre-approval with "TBD" as the subject property address.  The Purchase Contract in file was signed 10/XX/2017 and the Originator was advised of the property address (which is one of the 6 pieces of information to constitute an application) on 11/1/17.
											03/05/2018			1	A	11/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/11/28/2017)	Seller paid fees on the buyers Closing Disclosure is $90,762.09; seller paid fees on the sellers Closing Disclosure is $90,837.09.						2	B	11/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	Service Provider list provided 11/02/2017, App date 09/05/2017.
Reviewer Comment (2018-03-05): Initial application was TBD for property address. Purchase contract in file was executed 11/XX/17 by all parties. Compliance Report in file confirms 11/01/17 lender application date. Exception cleared.

Buyer Comment (2018-03-02): Assign to AMC

 Buyer Comment (2018-03-02): 3.2.18 The loan is a Purchase Transaction.  Although there is an application dated 09/05/2016, that app was submitted as a pre-approval.  The Purchase Contract in file was signed 10/XX/2017 and the Originator was advised of the property address (which is one of the 6 pieces of information to constitute an application) on 11/1/17. Uploaded incomplete application dated 9/5/17 to AMC for review
											03/05/2018			1	A	11/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
202954750	02/16/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $14.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)	Fee was not disclosed on the LE.
Reviewer Comment (2018-03-12): Upon further review no tolerance violation exists. Exception cleared.

 Buyer Comment (2018-03-09): SMS 3/9/18, Disagree, Section 1026.19(e)(3)(ii) provides flexibility in disclosing individual fees by focusing on aggregate amounts. A creditor may charge a consumer for a fee that would fall under the 10% cumulative tolerance but was not included on the Loan Estimate so long as the sum of all charges in this category paid does not exceed the sum of all estimated charges by more than 10%. (Comment 19(e)(3)(ii)-2).  Final ten percent fee amount $4687 does not exceed the allowable  $4954.04.
											03/12/2018			1	A	11/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
202954751	02/13/2018	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 09/19/2017 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX / End Date: 09/19/2017 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX	Guidelines require the assets be no more than 90 days old at the time of closing.	50% LTV < 75 guideline max 38% DTI on this (Documentation Type) documentation loan < 50% guideline max - 12% below program guideline maximum
Reviewer Comment (2018-09-11): waived with verified compensating factors.

Buyer Comment (2018-09-11): Yes, please waive with compensating factors. Borrower's have equity in the property with a 48.89% LTV, high FICO of 745, good job stability of 16 years.

Reviewer Comment (2018-07-02): Should this be waived with compensating factors at investor request?

Buyer Comment (2018-06-29): Galton deems expired assets are non-material. Only 11 days expired, IRA account with stable balance and transaction was a cash out.

Reviewer Comment (2018-06-12): Assets are needed in order to meet reserve requirements of 9 months. Excluding the expired assets results in only .51 months reserves. Investor to review.

 Buyer Comment (2018-06-08): Disagree.  Non Material, only 11 days expired.  Expired accounts are IRA accounts, funds were not needed for closing, as loan is a cashout refinance.
													09/11/2018	2	B	12/XX/2017	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	A	A	A	A	N/A	N/A	No
202954751	02/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	A	A	A	A	N/A	N/A	No
202954752	02/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
202954752	02/16/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	There is no dollar amount noted on the title policy.				Reviewer Comment (2018-03-02): Not required per guidelines. Exception cleared.	03/02/2018			1	A	12/XX/2017	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
203010443	02/17/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Missing disclosure within 3 business days of application.						2	B	11/XX/2017	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
203049212	03/01/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Security Instrument not provided				Reviewer Comment (2018-03-08): Security Instrument and All riders were provided. Buyer Comment (2018-03-08): SMS 3/8/18- Copy of executed security instrument located in file. Uploaded for review.	03/08/2018			1	A	1/XX/2018	GA	Primary	Purchase		D	B	D	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049212	03/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/04/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/01/04/2018)	The Note allows for Assumption.						2	B	1/XX/2018	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049213	03/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Capital Gains Tax Returns	Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met.	Three years tax returns required to evaluate the trend of the Capital Losses.		Reviewer Comment (2018-05-30): Updated Loan Designation provided for Non-QM. Exception cleared. Buyer Comment (2018-05-08): Please change to Non QM Buyer Comment (2018-04-19): Please change to Non QM	05/30/2018			1	A	12/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
203049213	03/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Missing three years tax returns required to evaluate the trend of the Capital Losses.		Reviewer Comment (2018-05-30): Updated Loan Designation provided for Non-QM. Exception cleared. Buyer Comment (2018-05-08): Please change to Non QM. Buyer Comment (2018-04-19): Please change to Non QM.	05/30/2018			1	A	12/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203049213	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	The disclosure was not present in the loan file.
Reviewer Comment (2018-03-19): Seller provided a electronic consent form dated 11/28/2017, however it is not executed by the borrower. Exception remains.

Buyer Comment (2018-03-19): SMS 3/19/18, Electronic Consent dated 11/28/17 uploaded for review.

Reviewer Comment (2018-03-19): Seller provided the e-consent dated 12/19/2017 and signed by borrower which is the day of closing. Provide the initial borrower authorization to receive electronic disclosures. Exception remains.

 Buyer Comment (2018-03-16): SMS 3/16/18, Disagree. Consent to receive disclosures electronically in file.  Uploaded for review.
														2	B	12/XX/2017	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
203049213	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/19/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/19/2017)	The Final Closing Disclosure does not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit.		Reviewer Comment (2018-03-19): Seller provided evidence that LE dated 10/18/2017 was for a previous loan that was withdrawn due to change in borrowers. Initial LE disclosed is dated 11/28/2017. No tolerance violation exists. Exception cleared.	03/19/2018			1	A	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203049213	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/12/19/2017)	Seller Closing Disclosure not located in the file.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203049213	03/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The fee for the Appraisal Desk Review exceeded the allowable tolerance.
Reviewer Comment (2018-03-19): Seller provided evidence that LE dated 10/18/2017 was for a previous loan that was withdrawn due to change in borrowers. Initial LE disclosed is dated 11/28/2017. No tolerance violation exists. Exception cleared.

Buyer Comment (2018-03-16): SMS 3/16/18, Disagree.  Initial LE for LoanID# XXX is dated 11/XX/17.  LE dated 10/18/17 is for cancelled LoanID#XXX. LE and statement of credit denial uploaded for review.

Reviewer Comment (2018-03-15): Appraisal Desk Review was added to Loan Estimate issued on 11/28/17 for $175.00 and subsequently lowered to $150.00 on 12/07/17. File does contain a valid change of circumstance for the reason for the the fee addition on 11/28/17. Exception remains.

 Buyer Comment (2018-03-14): SMS 3/14/18, Disagree, COC dated 12/14/17 in file covers updates to appraisal fees.  Uploaded for review.
											03/19/2018			1	A	12/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203049213	03/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $760.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower. (7506)	The fee for the Appraisal Fee exceeded the allowable tolerance.
Reviewer Comment (2018-03-19): Seller provided evidence that LE dated 10/18/2017 was for a previous loan that was withdrawn due to change in borrowers. Initial LE disclosed is dated 11/28/2017. No tolerance violation exists. Exception cleared.

Buyer Comment (2018-03-16): SMS 3/16/18, Disagree.  Initial LE for LoanID# 130817187267 is dated 11/28/17.  LE dated 10/18/17 is for cancelled LoanID#130817158385. LE and statement of credit denial uploaded for review.

Reviewer Comment (2018-03-15): Appraisal fee increase to $760 with Loan Estimate issued on 11/28/17. File does contain a valid change of circumstance for the reason the fee increased on 11/28/17. Exception remains.

 Buyer Comment (2018-03-14): SMS 3/14/18, Disagree, COC dated 12/14/17 in file covers updates to appraisal fees.  Uploaded for review.
											03/19/2018			1	A	12/XX/2017	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203049213	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/19/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/12/19/2017)	Note allows for assumption.						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203049213	05/30/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Updated Loan Designation provided for Non-QM.						2	B	12/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203049214	03/03/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The most recent inspection of the home was 12/12/2017.		Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Investment	Purchase		B	A	B	A	B	A	A	A	N/A	N/A	No
203049214	03/03/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/19/2017)	No proof of receipt in file		Reviewer Comment (2018-04-02): Evidence provided that appraisal was electronically delivered to borrower on 12/19/2017. Exception cleared. Buyer Comment (2018-04-02): SMS 4/2/18- There is a Correspondence in the file that confirms the Appraisal was attached and sent to the borrower on 12/19/2017 - Consummation Date: 01/XX/2018.	04/02/2018			1	A	1/XX/2018	CA	Investment	Purchase		B	A	B	A	B	A	A	A	N/A	N/A	No
203049215	03/04/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2018-03-28): The LO Comp Disclosure that was provided to the borrower disclosing how the LO is compensated is required and not in file. Please provide the Disclosure that was provided to the borrower. Non-Material Exception Remains. Buyer Comment (2018-03-27): SMS 3/27/18, We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. The LO Comp paid out on this loan was paid by the lender. Finance charge breakdown uploaded for AMC review.				2	B	1/XX/2018	CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203049215	03/04/2018	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Home Loan (Ability to Repay not Verified)	Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.							2	B	1/XX/2018	CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203049215	03/04/2018	Compliance	Compliance	State Compliance	Misc. State Level	Colorado HLPP Broker TNB Test	Colorado Home Loan (HB1322): Brokered mortgage loan does not have a tangible net benefit to the borrower.							2	B	1/XX/2018	CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203049215	03/05/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/11/2017)			Reviewer Comment (2018-04-02): Evidence of appraisal delivery provided showing appraisal was electronically delivered to the borrower on 12/11/2017. exception cleared. Buyer Comment (2018-04-02): SMS 4/2/18- File contains evidence of receipt of electronic delivery of the Appraisal/Valuation report that states it was sent, consented for, and downloaded on 12/11/2017 that is attached to the Appraisal dated 12/06/2017 - Consummation Date: 01/XX/2018.	04/02/2018			1	A	1/XX/2018	CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
Reviewer Comment (2018-03-19): Section 1024.15(b)(1) states you must provide a disclosure "in the format . . . set forth in Appendix D . . ..". If you look at the form in Appendix D, it contains an Acknowledgement and signature line. While unclear, the signature, at a minimum, goes to the documentary evidence present in the file to show that the disclosure was properly provided and the associated requirements of RESPA/Reg. X were satisfied. While we would normally would require a signature on the ABAD itself given the form in Appendix D of RESPA contains a signature line, a signed cover letter (or similar document) that references the ABA will also serve as acceptable proof of the borrower’s receipt of the disclosure. Exception remains.

 Buyer Comment (2018-03-19): SMS 3/19/18, Disagree There is no requirement in §1024.15 for borrower(s) signature
														2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Reviewer Comment (2018-03-30): Exception reviewed by compliance. Please provide a written attestation from the lender to the date of referring the consumer to their affiliate along with the date they consumer received the Affiliated Business Disclosure. Exception remains.

 Buyer Comment (2018-03-27): SMS 3/27/18 there is no requirement in §1024.15 that states it must be provided within 3 business days of application, the regs states " The disclosures must be provided on a separate piece of paper no later than the time of each referral or, if the lender requires use of a particular provider, the time of loan application, except" and then it list three provisional exceptions. We ask that this requirement be removed as there is no clear language to support requiring it within 3 days of application.
														2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to the borrower within 3 business days.		Reviewer Comment (2018-03-19): Seller provided evidence that the List of Homeownership Counseling Organizations was electronically provided to the borrower on 10/12/2017. Exception cleared. Buyer Comment (2018-03-19): SMS 3/19/18, Disagree. Evidence of receipt of List of Housing Counseling disclosure in file. Envelope ID on Docusign Certificate of Completion sent 10/XX/17 is the same as the Envelope ID located on top of Housing Counselor disclosure given to each borrower. Uploaded for review.	03/19/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	Alternate tables were not consistent.						2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/08/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/01/08/2018)	Final Closing Disclosure reflects 12 month premium of $113 under section F however prepaids reflects monthly payment of $100.34 which totals $1,204.08 for the annual premium.		Reviewer Comment (2018-03-23): Upon further review, number of months would not be applicable in this situation due to remaining balance being paid for existing policy. Exception cleared. Buyer Comment (2018-03-20): SMS 3/20/18, Disagree. Amount of $113 under prepaids is for a balance reflected on the evidence of insurance uploaded for review.	03/23/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 01/08/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/01/08/2018)	Final CD did not disclose the lender's and contact's NMLS.		Reviewer Comment (2018-03-21): Current contact information disclosed on CD is acceptable. However, the CD is missing the Lender NMLS as required per mentioned regulation. Exception remains. Buyer Comment (2018-03-19): SMS 3/19/18- Section 1026.38(r)(4) requires the disclosure of the primary contact for the consumer. Loan is a brokered loan. Primary contact info was provided as required.				2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/08/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/08/2018)	Various 0% and 10% tolerance violations.		Reviewer Comment (2018-03-27): Due to amounts remaining consistent and the change is in label fee names only no tolerance violation exists. Exception cleared.	03/27/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,534.00 exceeds tolerance of $2,280.00 plus 10% or $2,508.00. Insufficient or no cure was provided to the borrower. (0)	Violation due to initial LE description of fees as Courier Fee, Recording Service Fee and Environmental Protection lien. LE dated 11/02/17 updated fee descriptions as Title-Courier Fee, Title-Recording Service Fee and Title-Environmental Protection Lien.
Reviewer Comment (2018-03-27): Due to amounts remaining consistent and the change is in label fee names only no tolerance violation exists. Exception  cleared.

 Buyer Comment (2018-03-26): SMS 3/26/18, EdgeMAC disagrees that the 10% fees in question should be considered “new fees” on the redisclosed LE simply because the lender initially disclosed them without the introductory description of “Title – “ as required by §1026.37(f)(2). The lender corrected the fee labels going forward and did not make any changes to the figures themselves. This would not constitute a valid CoC, so lender was correct in just re-issuing the LE on 12/2 to correct the labels. We have discussed this with outside counsel and they agree that this is a nomenclature issue and not a matter of newly imposed fees that should not be cited at all given the lender correct the issue prior to closing.
											03/27/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049218	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower. (7506)	The Post Closing CD dated 1/24/2018 reflects the Cost to Cure to the borrower in the amount of $100.00. No evidence of refund to borrower or proof of delivery of the refund.		Reviewer Comment (2018-03-16): Letter of Explanation, Proof of Delivery, and Corrected CD provided by seller. Settlement statement provided reflects borrower received cure in the amount of $100 at close. Exception cleared. Buyer Comment (2018-03-15): SMS 3/15/18, the final ALTA settlement statement reflects the $100 credit given to the borrower at close of escrow. Corrected PC CD dated 1/24/18 to reflect $100 cure has been uploaded as well as a copy of the ALTA settlement statement, Letter of Explanation and Proof of delivery.		03/16/2018		2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049218	03/27/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 01/08/2018 did not use the same fee terminology as the Loan Estimate. (Final/01/08/2018)	Fees initially disclosed on the Loan Estimate were labeled as Courier Fee, Environmental Protection Lien, and Recording Service Fee. Final Closing Disclosure labels the same fees as Title - Courier Fee, Title - Environmental Protection Lien, and Title - Recording Service Fee.
Reviewer Comment (2018-04-02): Exception remains. Investor to review.

Buyer Comment (2018-03-30): SMS 3/30/18, We have discussed this with outside counsel and the agree that this is a nomenclature issue and not a matter of newly imposed fees that  should not be cited at all given the lender correct the issue prior to closing.

Reviewer Comment (2018-03-28): File reviewed with compliance and agree no tolerance violation exists, however an exception for not utilizing the same fee terminology is valid. Exception remains.

 Buyer Comment (2018-03-27): SMS 3/27/18, EdgeMAC disagrees that the 10% fees in question should be considered “new fees” on the redisclosed LE simply because the lender initially disclosed them without the introductory description of “Title – “ as required by §1026.37(f)(2). The lender corrected the fee labels going forward and did not make any changes to the figures themselves. This would not constitute a valid CoC, so lender was correct in just re-issuing the LE on 12/2 to correct the labels. We have discussed this with outside counsel and they agree that this is a nomenclature issue and not a matter of newly imposed fees that  should not be cited at all given the lender correct the issue prior to closing
														2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049219	03/07/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial Escrow Disclosure is missing from file.		Reviewer Comment (2018-03-27): Initial Escrow Account Disclosure was provided. Exception cleared. Buyer Comment (2018-03-27): SMS 3/27/18, Disagree. Uploaded Initial Escrow Account Disclosure from file.	03/27/2018			1	A	1/XX/2018	NJ	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203049219	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/09/2018 did not disclose number of months for Property Tax under Prepaids. (Final/01/09/2018)	Line 4 of Section F, number of months is blank.						2	B	1/XX/2018	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203049219	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/09/2018 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/01/09/2018)	Final Closing Disclosure reflects property value of $725,000 however appraisal and CDA reflect value of $668,000.						2	B	1/XX/2018	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203049221	03/02/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
203049221	03/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/20/2017 did not disclose number of months for homeowner's insurance under Prepaids. (Final/12/20/2017)	Final Closing Disclosure number of HOI months under section F was left blank.						2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203049221	03/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/20/2017 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/20/2017)	Cure for 10% tolerance violation $150.50 was not provided.						2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203049221	03/02/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,785.00 exceeds tolerance of $2,395.00 plus 10% or $2,634.50. Insufficient or no cure was provided to the borrower. (0)	$150.50 violation due to increase in title fees. No evidence of cure.
Reviewer Comment (2018-05-30): Final Settlement Statement provided verifying fees on Post Close Closing Disclosure are accurate and no tolerance violation occurred at closing. Exception cleared.

Buyer Comment (2018-05-21): MD 5/21/18, received FInal ALTA Settlement Statement disclosing lower fees paid at funding. uploaded for review

Reviewer Comment (2018-05-05): Post Close CD and proof of delivery were received, however the PCCD reflects a reduction in Costs paid by the seller.  There is no evidence of a refund to the seller or a settlement statement that indicated these reduced costs are the reflected costs at closing.  Missing evidence that the borrower did not pay the 2,785.00 in closing fees as reflected on the Final CD at close.  Exception remains.

Buyer Comment (2018-04-18): Received Confirmation from Seller that they do not obtain a Final (ALTA) Settlement Statement, so there is nothing further to review decreased fees against. The lender reissued the PCCD with the allowable timeframe to comply with §1026.19(f)(2)(iii), there is no other requirement to prove the borrower's title fee's were accurately disclosed. Uploaded proof of delivery (email correspondence)

Buyer Comment (2018-04-16): SMS 4/16/18- Uploaded proof of delivery of PC CD, please review.

Reviewer Comment (2018-03-16): Seller provided post close CD adjusting title fees. Provide evidence of delivery to borrower along with Settlement Statement to confirm post close CD fees are accurate in relation to fees paid at closing. Exception remains.

 Buyer Comment (2018-03-15): SMS 3/15/18 PC CD in file dated 01/03/18 reflects lower Title Fees. Final total ten percent fee amount $2487.96 does not exceed allowable tolerance amount of $2634.50. No cure required. PC CD uploaded to AMC for review.
												05/30/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203049222	03/01/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Additional/11/17/2017)	The Original appraisal report was completed on 10/2/2017, it was then revised on 10/19/2017 and again on 11/08/2017. Appraisal report was provided to the borrower on 10/06/2017.		Reviewer Comment (2018-04-04): Evidence of timely delivery was provided. Buyer Comment (2018-04-04): SMS 4/4/18- Certificate of compliance as evidence that copy of appraisal was sent to borrower on 11/8/17, uploaded for review.	04/04/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203049222	03/05/2018	Credit	Insurance	Insurance Documentation	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Short coverage in the amount of $161,504.00.		Reviewer Comment (2018-03-12): Hazard coverage is in the amount of $988,200 which covers the loan amount of$750,000 and the second lien amount of $210,000. Exception cleared. Buyer Comment (2018-03-09): Disagree. Loan amount is $750,000.00 and hazard insurance coverage is $988,200.00. Coverage is sufficient.	03/12/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203049222	03/06/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $89.00 exceeds tolerance of $36.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-03-06): Sufficient or excess cure was provided to the borrower at Closing.		03/06/2018		1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049223	03/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/05/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/05/2018)	Final Closing Disclosure reflects a closing date of 01/XX/2018. Notary date was 01/XX/2018.		Reviewer Comment (2018-03-16): Seller provided Letter of Explanation & Corrected Closing Disclosure. Exception cleared.		03/16/2018		1	A	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049223	03/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/05/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/01/05/2018)	Calculated Total Interest Percentage is 93.626%						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049223	03/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/05/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/05/2018)	Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $275.00 exceeds legal limit.		Reviewer Comment (2018-03-16): Seller provided Letter of Explanation, Corrected Closing Disclosure,Reimbursement Check, and attestation from lender stating refund was sent via USPS First Class mail. Tolerance violation as self-identified by lender. Exception cleared. Buyer Comment (2018-03-15): SMS 3/15/18, PC CD, Letter of Explanation, Proof of delivery and copy of refund check uploaded for review.		03/16/2018		2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049223	03/03/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $275.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75215)	Cure documentation was not provided.		Reviewer Comment (2018-03-16): Seller provided Letter of Explanation, Corrected Closing Disclosure,Reimbursement Check, and attestation from lender stating refund was sent via USPS First Class mail. Tolerance violation as self-identified by lender. Exception cleared.		03/16/2018		2	B	1/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049223	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/01/05/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $48,957.86, while closing CD sellers fees total $2,458.00.						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203049226	03/05/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 01/04/2018, Transaction	The loan closed 01/XX/2018 for a purchase transaction, however the Hazard Insurance Policy Effective Date is 01/04/2018.		Reviewer Comment (2018-03-23): Hazard policy effective date is 01/04/2018 and loan disbursed on 01/XX/2018 per post close CD. Exception cleared. Buyer Comment (2018-03-23): Disagree. Per PC CD loan disbursed 01/XX/2018 and effective date of hazard insurance is 01/04/2018, which is acceptable.	03/23/2018			1	A	1/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
203049226	03/05/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	1/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
203049226	03/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/01/02/2018)	Seller paid fees on the buyers Closing Disclosure is $5,181.50; seller paid fees on the sellers Closing Disclosure is $67,534.50.						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
203049227	03/02/2018	Credit	Insurance	Insurance Documentation	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard policy in the loan file is short coverage by $18,321.00.		Reviewer Comment (2018-03-12): Seller provided the Cost Estimator from the insurer. Coverage is adequate. Exception cleared. Buyer Comment (2018-03-09): Disagree. Insurance company provided cost of reconstruction which supports $676,880.00, and insurance coverage is $806,640.00 which is sufficient.	03/12/2018			1	A	1/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	No
203049227	03/06/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-03-06): Sufficient or excess cure was provided to the borrower at Closing.		03/06/2018		1	A	1/XX/2018	WA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
203049230	03/01/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-03-23): Seller provided the first and second lien payoffs for subject property. Exception cleared. Buyer Comment (2018-03-23): Disagree. Payoff's for 1st and 2nd lien are in the file under legal post closing.	03/23/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203049231	03/01/2018	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	FACTA was provided to the borrower at closing instead of origination.
Reviewer Comment (2018-03-12): The Facta disclosure is required to be provided within a reasonable Practicable time after using the credit score to determine eligibility.  The document was provided to the borrower at closing, after the risk was assessed and determined and therefore it was not provided to the borrower within a reasonable practicable time as the application date was 9/20 for a closing on 12/XX.  Exception Remains.

 Buyer Comment (2018-03-12): SMS 3/12/18, Disagree. Section 609(g)(1)(D) requires that the “Notice to the Home Loan Applicant” disclosure be given to the consumer as soon as reasonably practicable, which means it is left up to the lender's discretion.
														2	B	12/XX/2017	FL	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
203049232	03/06/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/28/2017)	No proof of receipt in file.		Reviewer Comment (2018-04-04): Evidence provided that appraisal was delivered to the borrower on 12/27/2017. Exception cleared. Buyer Comment (2018-04-04): SMS 4/4/18- File contains evidence that appraisal was received by borrower on 12/27/17 and appraisal valuation acknowledgement dated 1/17/18. Uploaded for review.	04/04/2018			1	A	1/XX/2018	CA	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
203049232	03/06/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/01/15/2018)	No proof of receipt in file.		Reviewer Comment (2018-04-04): Appraisal acknowledgement provided stating borrower received all appraisals three days prior to close. Exception cleared. Buyer Comment (2018-04-04): SMS 4/4/18- File contains evidence that appraisal was received by borrower on 12/27/17 and appraisal valuation acknowledgement dated 1/17/18. Uploaded for review.	04/04/2018			1	A	1/XX/2018	CA	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
203049233	03/06/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/04/2017)	No evidence in the file the appraisal was provided to the client 3 days prior to consummation.		Reviewer Comment (2018-03-19): Seller provided evidence of appraisal provided to the borrower. Exception cleared. Buyer Comment (2018-03-19): SMS 3/19/18, Disagree, evidence that appraisal was sent to borrower prior to consummation in file. Uploaded for review.	03/19/2018			1	A	1/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	N/A	N/A	No
203049235	03/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No
203049235	03/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/11/2018)	No proof of receipt in file		Reviewer Comment (2018-03-16): Seller provided electronic delivery tracker confirming initial CD was sent to borrower on 01/11/2018. Exception cleared. Buyer Comment (2018-03-15): SMS 3/15/18, Loan History Details in file as evidence that borrower received initial closing disclosure dated 1/11/18 on 1/11/18 . Uploaded for review.	03/16/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	No
203049235	03/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/10/2018 not received by borrower at least four (4) business days prior to closing. (Interim/01/10/2018)	No proof of receipt in file		Reviewer Comment (2018-03-16): Seller provided the electronic delivery tracking confirming LE was sent to borrower on 01/10/18. Exception cleared. Buyer Comment (2018-03-15): SMS 3/15/18, Loan History Details in file as evidence that borrower received revised loan estimate dated 1/10/18 on 1/10/18 . Uploaded for review.	03/16/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	No
203049236	03/08/2018	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Initial and Final 1003 indicate property is to be occupied as a primary residence in the Declarations section.		Reviewer Comment (2018-03-26): Appraisal reflects Tenant occupied. Borrower executed Occupancy Statement stating property is an investment. Application reflects investment on first page. Hazard policy includes rental insurance. Documentation sufficient in file confirming subject property as an investment. Exception cleared. Buyer Comment (2018-03-23): Disagree. See occupancy statement and letter from borrower regarding executing leases for the subject property. 1st page of 1003's reflect investment property.	03/26/2018			1	A	1/XX/2018	FL	Investment	Purchase		C	A	A	A	C	A	A	A	N/A	N/A	No
203049238	03/06/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		Most recent appraisal report was 12/21/2017.		Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203049239	03/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/28/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/28/2017)	The Final Closing Disclosure reflects a monthly amount for Hazard as $67.75; however, the Section F reflects the Hazard insurance in the amount of $384.20 for 6 months is $64.03.
Reviewer Comment (2018-03-19): Balance on existing policy equates to 5.67 months and disclosed as  6 months on CD. Borrower paid additional funds to the hazard policy. Exception cleared.

Buyer Comment (2018-03-19): See page 3.

 Buyer Comment (2018-03-19): SMS 3/19/18, Disagree.  Evidence of Insurance reflects correct total premium of $813 which equals to a monthly payment of $67.75. Page 3 of the evidence of insurance reflects that there was a balance due in the amount of $384.20.  When the remaining balance is divided by the monthly amount ($67.75) it equals to 5.67 months, therefore 6 months would be the correct way to reflect the prepaid hazard insurance at closing. Bill for hazard insurance balance located on page 3 of evidence of insurance, uploaded for review.
											03/19/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
203049240	03/06/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203049240	03/06/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/08/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/08/2018)	Final CD reflects a closing date of 01/XX/2018, however, the mortgage reflects a notary date of 01/XX/2018. File contains a post closing disclosure with the accurate closing/funding date		Reviewer Comment (2018-03-08): Letter of Explanation & Corrected Closing Disclosure provided in file.		03/08/2018		1	A	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
203049240	03/06/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/01/08/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $526,347.74, while closing CD seller's fees total $3,549.80						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
203049241	02/28/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Final disclosure reflects a total amount for escrow pre paids of $2,609.32, initial escrow disclosure reflects $3,297.60		Reviewer Comment (2018-03-01): Corrected on Post Close Close CD. Exception cleared.	03/01/2018			1	A	12/XX/2017	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203049241	02/28/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/15/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/15/2017)	Final disclosure reflects a closing date of 12/XX/2017, document was executed on 12/XX/2017. File contains a post closing disclosure with the accurate closing/funding date		Reviewer Comment (2018-03-01): Letter of Explanation & Corrected Closing Disclosure provided in file.		03/01/2018		1	A	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049241	02/28/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/12/15/2017)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $37,866.95, while closing CD seller's fees total $50,822.95						2	B	12/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049243	02/27/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
203049243	02/27/2018	Credit	Credit	Credit Documentation	Credit	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: 10/18/2017 Appraisal	Appraisal / Valuation Report Date: 10/18/2017: Primary Valuation is more than 90 days prior to the note or notary date of 01/XX/2018 with no re-certification of value.		Reviewer Comment (2018-03-12): Appraisal dated within 120 days of Note. Exception cleared. Buyer Comment (2018-03-08): Disagree. Galton guidelines for appraisal requirements state appraisals must be dated within 120 days of note date.	03/12/2018			1	A	1/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
203049243	02/27/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/29/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/29/2018)	Cure for various 0% and 10% tolerance violations $1,683.50 was not provided.		Reviewer Comment (2018-03-14): Final Settlement Statement in file corresponds to the Recording on the Final CD provided 2/1/18. No tolerance violation exists as Recording Fee was lowered at closing. Loan Origination fee was also properly disclosed. Exception cleared. Buyer Comment (2018-03-12): SMS 3/12/18 Disagree, Initial LE dated 11/9/17 disclosed Lender fee of $1645. Final total ten percent fee amount $2779 does not exceed allowable tolerance amount of $2821.50. No cure required. No violation occurred. Please review and clear.	03/14/2018			1	A	1/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
203049243	02/27/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $1,645.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7355)	Fee was not disclosed on the LE.		Reviewer Comment (2018-03-12): Upon further review the loan Origination Fee was disclosed properly on initial LE. Exception cleared. Buyer Comment (2018-03-09): SMS 3/9/18, Initial LE dated 11/9/17 disclosed Lender Fee of $1645. Uploaded initial LE for review.	03/12/2018			1	A	1/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
203049243	02/27/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Divorce Decree / Child Support not provided
Reviewer Comment (2018-03-14): No further indication in file of Child Support or auto loan for $3,510.99 a month. Borrower qualifies counting the payment twice against them. Exception cleared.

Buyer Comment (2018-03-13): Disagree.  Even when added to the debt ratio, DTI is within guidelines at 23.47%.  Also, final 1003 VIII declarations #g reflects borrower is not obligated to pay alimony, child support or separate maintenance.

Reviewer Comment (2018-03-12): Final executed 1003 in file on page 2 reflect $3,510.99 for Alimony/Child Support / Separate Maintenance Payments. Final 1003 also reflects a Mercedes Benz payment for the same amount of $3,510.99 with an $85,000 balance. Need evidence to confirm payment is for Child Support / Alimony or for a new auto loan. Exception remains.

 Buyer Comment (2018-03-09): How was it determined that borrower has been divorced?
											03/14/2018			1	A	1/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
203049243	02/28/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,860.00 exceeds tolerance of $2,565.00 plus 10% or $2,821.50. Insufficient or no cure was provided to the borrower. (0)	$38.50 violation due to increase in title fees. No evidence of cure.
Reviewer Comment (2018-03-14): Final Settlement Statement in file corresponds to the Recording on the Final CD provided 2/1/18. No tolerance violation exists as Recording Fee was lowered at closing. Exception cleared.

Buyer Comment (2018-03-12): SMS 3/12/18, Exception still shows as Open, please clear.

Reviewer Comment (2018-03-12): Final Settlement Statement in file corresponds to the Recording on the Final CD provided 2/1/18. No tolerance violation exists as Recording Fee was lowered at closing. Exception cleared.

 Buyer Comment (2018-03-09): SMS 3/9/18, Received PC CD dated 02/01/2018 reflecting a lower Recording Fee. Final total ten percent fee amount $2779 does not exceed allowable tolerance of $2821.50. No cure required. PC CD uploaded for review.
											03/14/2018			1	A	1/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
203049245	02/28/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.69315% exceeds Guideline total debt ratio of 50.00000%.	Final 1003 reflects two revolving accounts to be paid at close for XXX in the amount of $10,587 with a payment of $267. Final CD does not indicate account was paid at close.
Reviewer Comment (2018-03-26): Upon further review evidence provided in file that borrower is not responsible for a payment that was included in the review DTI. Debt ratio is below guideline maximum of 50%. Exception cleared.

 Buyer Comment (2018-03-23): Disagree.  The file contains evidence this is not the borrower's account.  12 months bank statements with proof other party pays is in the file and additional months evidence over 12 months also is provided in the file.  Additonally, the approval does not reflect account is being paid off and there is a condition for evidence XXX makes the payment.  DTI under guideline maximum.
											03/26/2018			1	A	1/XX/2018	ID	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
203049245	02/28/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	50.69% DTI exceeds lender max DTI of 50%.
Reviewer Comment (2018-03-26): Upon further review evidence provided in file that borrower is not responsible for a payment that was included in the review DTI. Debt ratio is below guideline maximum of 50%. Exception cleared.

 Buyer Comment (2018-03-23): Disagree.  The file contains evidence this is not the borrower's account.  12 months bank statements with proof other party pays is in the file and additional months evidence over 12 months also is provided in the file.  Additonally, the approval does not reflect account is being paid off and there is a condition for evidence XXX makes the payment.  DTI under guideline maximum
											03/26/2018			1	A	1/XX/2018	ID	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
203049245	02/28/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	50.69% DTI exceeds lender max DTI of 50%.
Reviewer Comment (2018-03-26): Upon further review evidence provided in file that borrower is not responsible for a payment that was included in the review DTI. Debt ratio is below guideline maximum of 50%. Exception cleared.

 Buyer Comment (2018-03-23): Disagree.  The file contains evidence this is not the borrower's account.  12 months bank statements with proof other party pays is in the file and additional months evidence over 12 months also is provided in the file.  Additonally, the approval does not reflect account is being paid off and there is a condition for evidence XXX makes the payment.  DTI under guideline maximum
											03/26/2018			1	A	1/XX/2018	ID	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
203049245	02/28/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/01/11/2018)	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $54,615, while closing CD seller's fees total $52,230.						2	B	1/XX/2018	ID	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
203049245	02/28/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $151.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Final disclosure reflects a total expense for the appraisal re-inspection fee of $151, initially disclosed as $150, sufficient cure provided at closing		Reviewer Comment (2018-03-07): Sufficient or excess cure was provided to the borrower at Closing.		02/28/2018		1	A	1/XX/2018	ID	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
203049245	02/28/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time). Fee Amount of $63.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7550)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $63.00 exceeds tolerance limit of $0.00 by $63.00, sufficient cure provided at closing.				02/28/2018		1	A	1/XX/2018	ID	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
203049250	03/06/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,575.00 exceeds tolerance of $1,566.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	The Lender Did credit the borrower at closing the difference of the discount amount of $9.00.		Reviewer Comment (2018-03-09): Sufficient or excess cure was provided to the borrower at Closing.		03/06/2018		1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
203049251	03/07/2018	Compliance	Compliance	Miscellaneous Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Transcripts / Returns not provided. (Non-Subject Investment/Schedule E)	Missing lease agreement.		Reviewer Comment (2018-04-06): Income is not needed to qualify and meet QM requirements. Income removed form review. DTI now at 30.79%. Exception cleared. Buyer Comment (2018-04-05): Disagree. XXX is a commercial property. Tax returns and transcripts are in the file and are sufficient.	04/06/2018			1	A	1/XX/2018	WI	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049251	03/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Fails QM testing due to missing lease agreement validating rental income.		Reviewer Comment (2018-04-06): Income is not needed to qualify and meet QM requirements. Income removed form review. DTI now at 30.79%. Exception cleared. Buyer Comment (2018-04-05): Disagree. XXX is a commercial property. Tax returns and transcripts are in the file and are sufficient.	04/06/2018			1	A	1/XX/2018	WI	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049251	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/12/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/12/2018)	Cure for various 0% and 10% tolerance violations $2,596.62 was not provided.		Reviewer Comment (2018-03-16): Seller provided evidence of rate lock for the change of circumstance. Exception cleared.	03/16/2018			1	A	1/XX/2018	WI	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049251	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/01/12/2018)	Seller paid fees on the buyers Closing Disclosure is $51,614.49; seller paid fees on the sellers Closing Disclosure is $52,070.67.						2	B	1/XX/2018	WI	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049251	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Insufficient or no cure was provided to the borrower. (0)	$24 violation due to increase in recording fees. Cure was provided at closing.		Reviewer Comment (2018-03-12): Cure was provided at closing.		03/12/2018		2	B	1/XX/2018	WI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049251	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,215.63 exceeds tolerance of $643.00. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $643 on LE dated 11/09/17, but disclosed as $3,215.63 on Final Closing Disclosure. No evidence of a valid change of circumstance in file.		Reviewer Comment (2018-03-16): Seller provided evidence of rate lock for the change of circumstance. Exception cleared. Buyer Comment (2018-03-15): SMS 3/15/18, Loan was re-locked on 12/20/17. Loan registration details include new rate and pricing. Uploaded to AMC for review.	03/16/2018			1	A	1/XX/2018	WI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049251	03/16/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $60.00 plus 10% or $66.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-03-16): Sufficient or excess cure was provided to the borrower at Closing.		03/16/2018		1	A	1/XX/2018	WI	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock not in file						2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2018-03-28): The LO Comp Disclosure that was provided to the borrower disclosing how the LO is compensated is required and not in file. Please provide the Disclosure that was provided to the borrower. Non-Material Exception Remains. Buyer Comment (2018-03-27): SMS 3/27/18, We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. The LO Comp paid out on this loan was paid by the lender. Finance charge breakdown uploaded for AMC review.				2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Rate Lock not in file						2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/05/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/05/2018)	Final Closing Disclosure reflects closing date of 01/XX/18; actual date of consummation is 01/XX/18.						2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/05/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/379778)	Final Closing Disclosure reflects HOI premium of $59.78; calculated HOI premium is $50.47 per declarations page that reflects annual premium of $605.72.
Reviewer Comment (2018-09-10): Insurance dec page confirming annual premium of $717.32 was provided, which matched the closing CD.  This cleared the exception.

Buyer Comment (2018-09-07): SMS- Uploaded HOI dec page as per request.

Reviewer Comment (2018-09-07): The insurance effective dates are 12/2/17 through 12/2/18.  The app date is 12/18/17 and the loan was closed 1/XX/18 so it’s unclear what other document could have been utilized for the calculations.  In order to fully address violation, please provide the document that shows the $717.36 premium.

Buyer Comment (2018-09-07): Per Galton's legal opinion a rescission does not need to be reopened. Please clear the issue.
It appears that the portion of the escrow payment attributable to the hazard insurance premium was based on the best information available to the lender at the time that the CD was issued – in other words, it was based on the insurance bill that was made available to the creditor, and the creditor didn’t have any reason to know that the premium would be different until after the closing.  So that meets the standard of being a good faith estimate, based on the best information reasonably available.

Reviewer Comment (2018-05-30): Letter of Explanation, Proof of Delivery, and Corrected Closing Disclosure provided. Re-opening of rescission is required per compliance review and failure to do so would leave the rescission period open for 3 years from consummation. Exception remains.

 Buyer Comment (2018-05-11): MD 5/11/18, received updated PCCD and proof of emailed delivery reflecting the lower monthy HOI impound of $50.48/month. Per EM legal, the initial over disclosure of impounds/monthly payment should not require a re-opening of rescission. Uploaded documents for review.
											09/10/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/05/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/379778)	Final Closing Disclosure reflects HOI premium of $59.78; calculated HOI premium is $50.47 per declarations page that reflects annual premium of $605.72.
Reviewer Comment (2018-09-10): Insurance dec page confirming annual premium of $717.32 was provided, which matched the closing CD.  This cleared the exception.

Reviewer Comment (2018-05-30): Letter of Explanation, Proof of Delivery, and Corrected Closing Disclosure provided. Re-opening of rescission is required per compliance review and failure to do so would leave the rescission period open for 3 years from consummation. Exception remains.

 Buyer Comment (2018-05-11): MD 5/11/18, received updated PCCD and proof of emailed delivery reflecting the lower monthy HOI impound of $50.48/month, correcting the monthly payment to $6,438.03.  Per EM legal, the initial over disclosure of impounds/monthly payment should not require a re-opening of rescission. Uploaded documents for review.
											09/10/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/05/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/05/2018)	Cure for various 0% tolerance violations $168 was not provided. Post Closing letter to borrower shows refund of $150 and $4 cure at close which is insufficient.
Reviewer Comment (2018-03-20): Letter of Explanation, Corrected Closing Disclosure, Reimbursement Check, and evidence of delivery was provided. Exception cleared.

 Buyer Comment (2018-03-19): SMS 3/19/18, Disagree, Section 1026.19(e)(3)(ii) provides flexibility in disclosing individual fees by focusing on aggregate amounts. A creditor may charge a consumer for a fee that would fall under the 10% cumulative tolerance but was not included on the Loan Estimate so long as the sum of all charges in this category paid does not exceed the sum of all estimated charges by more than 10%. (Comment 19(e)(3)(ii)-2).  Final ten percent fee amount $2185.00 does not exceed the allowable $3410. No cure needed.
												03/20/2018		2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Fee was not disclosed on the LE. Post Closing letter to borrower reflects $150 refund to borrower.		Reviewer Comment (2018-03-09): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided in file.		03/09/2018		2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $14.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75197)	Fee was not disclosed on the LE and paid to vendor other than the title company that is associated with the fees on the initial LE.
Reviewer Comment (2018-03-16): Upon further review no tolerance violation exists. Exception cleared.

 Buyer Comment (2018-03-15): SMS 3/15/18, Disagree, Section 1026.19(e)(3)(ii) provides flexibility in disclosing individual fees by focusing on aggregate amounts. A creditor may charge a consumer for a fee that would fall under the 10% cumulative tolerance but was not included on the Loan Estimate so long as the sum of all charges in this category paid does not exceed the sum of all estimated charges by more than 10%. (Comment 19(e)(3)(ii)-2).  Final ten percent fee amount $2185.00 does not exceed the allowable $3410. No cure needed.
											03/16/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049252	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $54.00 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower. (7520)	Fee disclosed as $50 on LE 12/19/17, but disclosed as $54 on Final Closing Disclosure.		Reviewer Comment (2018-03-09): Cure provided for the $4 at close.		03/09/2018		2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049252	03/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75103)	Sufficient or excess cure was provided to the borrower.		Reviewer Comment (2018-03-20): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided. Exception cleared.		03/20/2018		2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049252	03/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $54.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower. (7520)	Sufficient or excess cure was provided to the borrower.		Reviewer Comment (2018-03-20): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided. Exception cleared.		03/20/2018		2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203049254	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/22/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/22/2018)	Final Closing Disclosure reflects closing date of 01/XX/18; actual date of consummation is 01/XX/18.						2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049255	03/08/2018	Credit	Assets	Asset Documentation	Assets	Guideline Issue:Insufficient asset documentation.	Financial Institution: Capital One / End Date: 11/09/2017 // Account Type: Checking / Account Number: 2916	Loan file contains only one month verification of the funds for account ending 2916 and 0574. Two months required per Guidelines.		Reviewer Comment (2018-03-26): Two months bank statements provided for account 0574. Account 2916 removed from asset calculations. Exception cleared. Buyer Comment (2018-03-23): Disagree. Assets from account 2916 are not being included in assets. There are two months of consecutive bank statements for account 0574 in the file.	03/26/2018			1	A	1/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049255	03/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The Final signed Loan Application, dated 01/09/2018, is missing from the loan file.		Reviewer Comment (2018-03-26): Final 1003 provided. Exception cleared. Buyer Comment (2018-03-23): Disagree. Final 1003 signed by the borrower is in the file under application.	03/26/2018			1	A	1/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049255	03/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp). (Flynn,Gerard Temple Boy/C-Corp 1120)	Missing 2015 executed tax returns.		Reviewer Comment (2018-03-26): 2015 1120 executed tax returns provided. Exception cleared. Buyer Comment (2018-03-23): Disagree. 2015 1120 signed by borrower is in the file.	03/26/2018			1	A	1/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049255	03/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank 2014): Two (2) years copies of K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. Schedule K-1 less than 25 Percent)	Missing 2015 K-1.		Reviewer Comment (2018-03-26): Loan file did not have k-1 for the prior year, but the business did not report income or loss in 2015, this is an income loss in 2016, and the consumer owns less than 25%. Buyer Comment (2018-03-23): Disagree. 2015 K1 for XXX is not on the 2015 1040's.	03/26/2018			1	A	1/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049255	03/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXS-Corp)	Missing 2015 and 2016 executed business tax returns.		Reviewer Comment (2018-03-26): 2015 and 2016 executed business tax returns were provided. Exception cleared. Buyer Comment (2018-03-23): Disagree. The signed 2015 and 2016 1120s for XXX are in the file under Income and Assets.	03/26/2018			1	A	1/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049255	03/08/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	1/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049255	03/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Loan fails QM testing due to missing income documentation.		Reviewer Comment (2018-03-26): Loan is QM Safe Harbor Buyer Comment (2018-03-23): Disagree. All executed applicable returns are in the file.	03/26/2018			1	A	1/XX/2018	NJ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049255	03/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/09/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/09/2018)	Cure for the second appraisal fee of $725 was not provided.		Reviewer Comment (2018-03-19): Seller provided the valid Change of Circumstance for LE dated 12/06/2017 indicating lump sum appraisal fee previously disclosed as now being subdivided out individually. No tolerance violation exists. Exception cleared. Buyer Comment (2018-03-15): SMS 3/15/18, Disagree. Revised LE dated 12/6/17 w/ COC dated 12/6/17 lists second appraisal fee. Uploaded for AMC to review.	03/19/2018			1	A	1/XX/2018	NJ	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049255	03/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	The disclosure is missing from the loan file.		Reviewer Comment (2018-03-19): Seller provided evidence that the Home Loan Toolkit was electronically provided to borrower on 10/30/2017. Exception cleared. Buyer Comment (2018-03-19): SMS 3/19/18, Disagree, Loan History Details as evidence that Your Home Loan Toolkit was provided to consumer on 10/30/17 in file. Uploaded for review.	03/19/2018			1	A	1/XX/2018	NJ	Second Home	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049255	03/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Fee was not disclosed on the LE.		Reviewer Comment (2018-03-19): Seller provided the valid Change of Circumstance for LE dated 12/06/2017 indicating lump sum appraisal fee previously disclosed as now being subdivided out individually. No tolerance violation exists. Exception cleared. Buyer Comment (2018-03-15): SMS 3/15/18, Disagree. Revised LE dated 12/6/17 w/ COC dated 12/6/17 lists second appraisal fee. Uploaded for AMC to review.	03/19/2018			1	A	1/XX/2018	NJ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049255	03/12/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	K-1 Documentation	Qualified Mortgage (Dodd-Frank 2014): Two (2) years copies of K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. XXXy/Schedule K-1 less than 25 Percent)	Missing 2016 K-1.		Reviewer Comment (2018-03-26): The 2016 K-1 was provided. Exception cleared. Buyer Comment (2018-03-23): Disagree. XXX is in the file.	03/26/2018			1	A	1/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203049256	02/27/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/16/2018 did not disclose number of months for homeowner's insurance under Prepaids. (Final/01/16/2018)	The final CD did not provide the number of months for the prepaid hazard policy.						2	B	1/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203049257	03/02/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided		The payoff statement for the current mortgage was not provided.		Reviewer Comment (2018-03-26): Payoff Statement provided. Exception provided. Buyer Comment (2018-03-23): Disagree. The demand statement for the subject property is in the file under Legal Post Closing section	03/26/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203049257	03/02/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $13.00 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (7345)	Cure provided on Final Closing Disclosure.		Reviewer Comment (2018-03-07): Cure provided on Final Closing Disclosure.		03/02/2018		1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
203049260	03/06/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The property is in a FEMA disaster area that does not have an end date.		Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
203049260	03/07/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	No Rate Lock in file						2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
203049260	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/30/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/30/2017)	Hazard Policy in file reflects an annual amount of $1,113.00 or $371.00 for four months and final CD reads $399.72.		Reviewer Comment (2018-03-28): Hazard Policy provided reflects that the Final CD is accurate and the $399.72 due at closing is equal to 4.3 months outstanding balance due. Buyer Comment (2018-03-28): See page 2 Buyer Comment (2018-03-28): SMS 3/28/18, evidence of insurance shows an outstanding balance payable at closing in the amount of 399.72. Monthly amount of hazard insurance is $92.72, therefore outstanding balance equates to 4.3 months. Uploaded hazard insurance bill showing outstanding balance for review.	03/28/2018			1	A	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203049260	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/30/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/30/2017)	Amount listed is $75		Reviewer Comment (2018-03-14): File contained the Letter of Explanation & Corrected Closing Disclosure. Exception cleared.		03/14/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203049260	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,238.00 exceeds tolerance of $2,013.00 plus 10% or $2,214.30. Insufficient or no cure was provided to the borrower. (0)	No Cure or Change of Circumstance provided		Reviewer Comment (2018-03-14): File contained Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Exception cleared.		03/14/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203049260	03/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7599)	Cure provided on Final Closing Disclosure		Reviewer Comment (2018-03-14): Cure provided on Final CD.		03/14/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203049260	03/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Commitment Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75107)	Appraisal Complexities fee in the amount of $175.00 was not properly disclosed on the initial Loan Estimate.		Reviewer Comment (2018-03-14): File contained Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Exception cleared.		03/14/2018		2	B	12/XX/2017	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203049261	03/06/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2018-03-28): Itemization of amount financed was provided, however it is the LO disclosure that is provided to the borrower on a Brokered loan that is missing. This is a required disclosure that tells the borrower how the Broker compensation is determined. Non-material exception remains. Buyer Comment (2018-03-27): SMS 3/27/18, We utilize ComplianceEase to determine if the lender violated the dual broker comp or LO Comp allowances. The LO Comp paid out on this loan was paid by the lender. Itemization of Amount financed uploaded for AMC review.				2	B	1/XX/2018	AZ	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203049261	03/07/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/01/04/2018)	The Updated Appraisal did not contain proof when the Borrower received the updated copy.		Reviewer Comment (2018-04-04): Evidence of timely delivery was provided, Buyer Comment (2018-04-04): SMS 4/4/18- SMS 4/4/18- Appraisal report in file is dated 12/12/2017. There is a SureReceipt of electronic delivery of the Appraisal/Valuation report that states it was sent, consented for, and downloaded on 12/20/2017 by the borrower. There is also a Appraisal/Valuation Acknowledgment dated and signed by both borrowers on 01/10/2018 that acknowledges their receipt of each Valuation Report three (3) or more business days prior to the loan closing - Consummation Date: 01/XX/2018.	04/04/2018			1	A	1/XX/2018	AZ	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203049263	03/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	No
203049263	03/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Safe Harbor QM.	Higher Priced QM does not match Due Diligence Loan Designation of Safe Harbor QM.		Reviewer Comment (2018-06-12): Updated compliance report provided reflecting Loan Designation as Safe Harbor QM. Buyer Comment (2018-06-11): MD 6/11/18, Received updated income from U/W, DTI falls below 43%, re-ran CE and received PASS for QM Safe Harbor. Updated data tape	06/12/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	B	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	Yes
203049263	03/07/2018	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Reviewer Comment (2018-03-19): Seller provided the Disclosure Tracking which confirms the CHARM booklet was electronically provided on 10/30/17. Exception cleared. Buyer Comment (2018-03-15): SMS 3/15/18, Disagree, Disclosure Tracking summary lists CHARM booklet as a form included in the initial package sent to borrower on 10/30/17. Uploaded for review.	03/19/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	No
203049263	03/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-03-09): Sufficient or excess cure was provided to the borrower at Closing.		03/09/2018		1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	Yes
203049263	06/12/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.	Updated compliance report provided reflecting Loan Designation as Safe Harbor QM.						2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	B	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	Yes
203049264	03/07/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/08/2017)	No proof of receipt in file		Reviewer Comment (2018-03-19): Seller provided the Notice of Right to Receive Copy of Appraisal provided at initial application dated 11/27/2017. Disclosure does not confirm the date when borrower received the appraisal. Exception remains. Buyer Comment (2018-03-19): SMS 3/19/18, Appraisal Disclosure Executed on 11/27/17 in file. Uploaded for review.				2	B	1/XX/2018	CA	Investment	Refinance - Rate/Term		B	B	B	A	B	B	A	A	N/A	N/A	No
203049264	03/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Investment	Refinance - Rate/Term		B	B	B	A	B	B	A	A	N/A	N/A	No
203049265	03/08/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	1/XX/2018	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
203049266	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/24/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/01/24/2018)	Total Interest Percentage provided on 01/24/2018 CD does not match the actual calculated Total Interest Percentage of 111.946%.						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203049266	03/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/01/24/2018)	Seller paid fees on the buyers Closing Disclosure is $19,829.50; seller paid fees on the sellers Closing Disclosure is $19,784.50.						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203049267	03/08/2018	Credit	Data Verification	General	Data Verification	The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Investor's qualifying DTI: 33.60078% QM qualifying DTI: 37.37058%	Investor's qualifying DTI is less than the QM DTI. Investor's qualifying DTI: 33.22599% QM qualifying DTI: 36.9537%
Reviewer Comment (2018-03-30): Further review reflects that lender used a higher P&I payment of $11,433.27 vs QM qualifying payment of $11,163.21. Qualifying DTI of 37.90% is greater than QM DTI of 37.37%. Exception cleared.

Buyer Comment (2018-03-29): Disagree.  Edgemac used P&I payment of $11,433.27, total PITIA of $13,835.98 to qualify.  1003 reflect incorrect PITIA payment.  Should be downgraded to EV1.

Reviewer Comment (2018-03-26): Loan meets DTI guidelines for investor property. Exception is considered non-material and provides the QM DTI comparison based on the QM Qualification Method of Max Rate Five Year Periodic P&I. Investor P&I payment is $9,254.93 vs QM P&I [payment of $11,163.21. Non-material exception remains.

 Buyer Comment (2018-03-23): Disagree.  Non owner occupied is Not covered/Exempt (Non QM) LTV is 80% and max DTI is 50.00%, borrower mid fico is 761.
											03/30/2018			1	A	2/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203070492	03/06/2018	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal does not support the appraised value.	Valuation Type: Appraisal / Valuation Report Date: 11/28/2017	Confirmed that the appraisal with a value of $4,100,000 does not reasonably support the subject value. The value has been established as $2,700,000 based on the second appraisal in file, which is supported by a desk review value of $2,700,000 with a moderate risk level.		Reviewer Comment (2018-03-09): Seller provided Clear and valid reasons for the difference between the two appraisals. Lower more conservative value was used and supported with additional Valuation products.	03/09/2018			1	A	1/XX/2018	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
203070492	03/06/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement Disclosure was not signed by the borrower.						2	B	1/XX/2018	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
203070492	03/06/2018	Compliance	Loan Package Documentation	Closing / Title	Missing Required Data (other than HUD-1 or Note)	(Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided		Deed of Trust dated 1/XX/2018 was signed by notary 1/XX/2017 in what appears to be a clerical error.		Reviewer Comment (2018-03-12): Seller provided Intent to re-Record the Corrected DOT Seller Comment (2018-03-12): intent to re-record the DOT	03/12/2018			1	A	1/XX/2018	WA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
203077238	03/09/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
203077240	03/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/20/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/01/20/2018)	Note contains assumable language.						2	B	1/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203077241	03/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203077241	03/13/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.92 is less than Guideline PITIA months reserves of 9.00.	Guidelines require reserves of 9 months, or $71,026.65, for a first time home buyer. The borrowers' accounts reflect reserves of 5.85 months, $46,167.32, after funds are deducted for closing. Borrowers are 3.15 months, or $24,859.33 short of funds.		Reviewer Comment (2018-03-26): Sufficient assets are provided in the loan file. Borrower's have sufficient reserves in the amount of 10.5 months while guidelines require only 9 months. Exception cleared. Buyer Comment (2018-03-23): Disagree. See asset screen shot and review. Please provide AMC breakdown.	03/26/2018			1	A	2/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203077241	03/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/02/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/02/2018)	Final disclosure reflects a closing date of 02/XX/2018, document was executed on 02/XX/2018. File contains a post closing disclosure with the accurate closing/funding date		Reviewer Comment (2018-03-15): Letter of Explanation & Corrected Closing Disclosure in file.		03/15/2018		1	A	2/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203077241	03/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/02/02/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $66,360.00, while closing CD seller's fees total $65,755.00						2	B	2/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203086290	03/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	1/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
203086290	03/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/29/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/29/2018)	Cure for increase in Discount Points from $10,810.00 on LE dated 12/06/2017 to $11,150.70 not provided. Per Compliance Report in file appears an additional LE dated 12/28/2017 was provided with a Valid Change Circumstance, however both documents are missing from the file.		Reviewer Comment (2018-05-05): Seller provided the LE dated 12/28/17.	05/05/2018			1	A	1/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203086290	03/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/11/30/2017)							2	B	1/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No
203086290	03/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $362.00 exceeds tolerance of $137.00 plus 10% or $150.70. Insufficient or no cure was provided to the borrower. (0)	Cure of $311.30 was provided on the Final Closing Disclosure as well as a refund check, proof of delivery and update Closing Disclosure with corrected cure amount of $521.50.		Reviewer Comment (2018-03-20): Cure provided on final CD dated 01/29/2018.		03/20/2018		2	B	1/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203086290	03/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $11,150.70 exceeds tolerance of $10,810.00. Insufficient or no cure was provided to the borrower. (7200)	Cure for increase in Discount Points from $10,810.00 on LE dated 12/06/2017 to $11,150.70 not provided. Per Compliance Report in file appears an additional LE dated 12/28/2017 was provided with a Valid Change Circumstance, however both documents are missing from the file.
Reviewer Comment (2018-05-05): Seller provided the LE dated 12/28/17.

Buyer Comment (2018-04-18): received 12/28 LE, 12/28 CoC and 12/28 rate lock agreement to prove change in pricing was valid, no cure required. Uploaded all docs to AMC for review

Reviewer Comment (2018-04-11): Loan Discount points were re-baselined down to $10,810 with LE dated 12/06/2017. It appears a Loan Estimate is missing from file dated 12/28/2017 as compliance report re-baselines at $11,162.69 with this Loan Estimate dated 12/28/2017. Exception remains.

 Buyer Comment (2018-04-10): SMS 4/10/18, Disagree. On LE dated 11/17/17 the discount points were increased to $11,615 with a valid COC. At this point the baseline was reset and since the discount points did not surpass the $11,615 no tolerance cure is needed.  We do not use the compliance report in the file, we use the actual documentation to run our own internal compliance analysis.
											05/05/2018			1	A	1/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203086290	03/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower. (7506)	Cure of $311.30 was provided on the Final Closing Disclosure as well as a refund check, proof of delivery and update Closing Disclosure with corrected cure amount of $521.50.		Reviewer Comment (2018-03-20): Cure provided on final CD dated 01/29/2018.		03/20/2018		2	B	1/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203086290	05/05/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $362.00 exceeds tolerance of $137.00 plus 10% or $150.70. Sufficient or excess cure was provided to the borrower at Closing. (0)	5/5/18 - added exception - Seller provided an LE dated 12/28/17 that was not in the original loan file. 10% tolerance violation due to the increase in recording fee without a Valid COC. No evidence of refund in file.				05/05/2018		1	A	1/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203086290	05/05/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	5/5/18 - added exception - Seller provided an LE dated 12/28/17 that was not in the original loan file. 0% tolerance violation due to the increase in Appraisal fee without a Valid COC. No evidence of refund in file.				05/05/2018		1	A	1/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203086292	03/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,725.00 exceeds tolerance of $1,390.00 plus 10% or $1,529.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Cure provided on Final Closing Disclosure		Reviewer Comment (2018-03-20): Sufficient or excess cure was provided to the borrower at Closing.		03/14/2018		1	A	1/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
203086292	03/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure provided on Final Closing Disclosure		Reviewer Comment (2018-03-20): Sufficient or excess cure was provided to the borrower at Closing.		03/14/2018		1	A	1/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
203086294	03/14/2018	Credit	Insurance	Insurance Documentation	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard policy coverage is short by $63K.		Reviewer Comment (2018-04-02): Replacement cost estimate from insurer reflecting minimum replacement cost of $307,000 provided. Exception cleared. Buyer Comment (2018-03-29): Disagree. See letter from USAA with maximum amount of $307,000.00 for replacement cost coverage. Coverage is sufficient.	04/02/2018			1	A	12/XX/2017	CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	No
203086296	03/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/29/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/29/2018)	Cure for 10% tolerance violation $76.06 was not provided.		Reviewer Comment (2018-03-20): Letter of Explanation, Corrected Closing Disclosure, and Reimbursement Check in file. Exception cleared.		03/20/2018		2	B	1/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203086296	03/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $798.76 exceeds tolerance of $657.00 plus 10% or $722.70. Sufficient or excess cure was provided to the borrower. (0)	$76.06 violation due to increase in title fees No evidence of cure.		Reviewer Comment (2018-03-20): Letter of Explanation, Corrected Closing Disclosure, and Reimbursement Check in file. Exception cleared.		03/20/2018		2	B	1/XX/2018	WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203086297	03/14/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203086297	03/14/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Missing the broker compensation disclosure.						2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203086299	03/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/08/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/08/2018)	The note date is 02/XX/2018; however, the documents were executed on 02/XX/2018. The final closing disclosure has the wrong closing date of 02/XX/2018.						2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203086299	03/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/08/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/08/2018)	Closing Costs Financed field left blank on Final Closing Disclosure						2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203086299	03/15/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $33.05 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Final disclosure reflects a total expense for the credit report of $33.05, initially not disclosed, sufficient cure provided at closing.		Reviewer Comment (2018-03-20): Sufficient or excess cure was provided to the borrower at Closing.		03/15/2018		1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203086301	03/15/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203086301	03/16/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/08/2018)	The Borrower signed a disclosure stating the appraisal delivery was waived and or delivered to Borrower three days prior to closing. Missing evidence that the appraisal was delivered to borrower.
Reviewer Comment (2018-04-06): Appraisal has a report date of 02/08/2018. No evidence provided that borrower received the updated appraisal dated 02/08/2018 at or prior to close. Exception remains.

 Buyer Comment (2018-04-04): SMS 4/4/18- Appraisal in file is dated 01/26/2018. There is a Correspondence, Email explaining the discrepancy between the Loan Application date and the Appraisal date, and it states the Appraisal was ordered as well as received in January of 2018. There is also a Appraisal/Valuation Acknowledgment signed by the borrower on 02/01/2018 that acknowledges that the borrowers are waiving their right to review the Appraisal or Valuation report three or more business days prior to the closing of the loan - Consummation Date: 02/XX/2018.
														2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203086301	03/16/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $28.00 exceeds tolerance of $13.00. Sufficient or excess cure was provided to the borrower at Closing. (7345)	The Lender Credited the Borrower at Closing the amount of $15.00 for the Cost to Cure on the Verification of Tax Returns.		Reviewer Comment (2018-03-20): Sufficient or excess cure was provided to the borrower at Closing.		03/16/2018		1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
203086301	03/16/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $13.00 exceeds tolerance of $9.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)	The Lender Credited the Borrower at Closing the amount of $4.00 for the Cost to Cure on the Flood Certification.		Reviewer Comment (2018-03-20): Sufficient or excess cure was provided to the borrower at Closing.		03/16/2018		1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
203148009	04/03/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203148009	04/03/2018	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2018, prior to three (3) business days from transaction date of 01/XX/2018.	Borrower did not execute final CD date 01/22/2018. Mailbox rule utilized for testing reflecting a received date of 01/XX/2018. Expected Right to Cancel expiration date based on the received date is 01/XX/2018.
Reviewer Comment (2018-05-30): Loan originally closed on 01/XX/2018 and disbursed on 01/XX/2018. Closing package was redrawn and rescission re-opened. Rescission timing was met. Exception cleared.

Reviewer Comment (2018-04-16): File does not contain evidence to confirm original closing date was 01/XX/2018 in order to confirm the original right of rescission requirement was met with the 01/XX/2018 disbursement. Exception remains.

 Buyer Comment (2018-04-12): SMS 4/12/18. Disagree.  Final CD is dated 1/XX/18 and executed by the borrower on 1/XX/18.  Recission was re-opened after the loan funded to correct trust verbiage on Note, Mortgage and applicable riders.  Revised right of recission documents were received and wet signed by the borrowers on 1/XX/18.
											05/30/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148009	04/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/22/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/22/2018)	Final disclosure reflects a closing date of 01/XX/2018. Notary date on Security Instrument is 01/XX/2018.
Reviewer Comment (2018-05-30): Loan originally closed on 01/XX/2018 and disbursed on 01/XX/2018. Closing package was redrawn and rescission re-opened. Letter of Explanation & Corrected Closing Disclosure refelcting close date of 01/XX/2018 are in file. Exception cleared.

Reviewer Comment (2018-04-16): File does not contain evidence to confirm original closing date was 01/XX/2018 in order to confirm post close CD dated 03/05/2018 reflects the accurate closing date. Exception remains.

 Buyer Comment (2018-04-13): SMS 4/13/18, Note, Security Instrument and applicable riders were re-executed after loan funded to correct trust verbiage on signature lines.  Uploaded letter of explanation to borrower
												05/30/2018		1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148009	04/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/22/2018 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/01/22/2018)	Final disclosure reflects an appraised value of $2,300,000, appraisal in file reflects $2,000,000.		Reviewer Comment (2018-04-16): Closing Disclosure dated 03/05/2018 reflects an appraised value of $2,300,000. Value per appraisal is $2,000,000. Exception remains. Buyer Comment (2018-04-13): SMS 4/13/18, PC CD issued on 3/5/18 reflects a corrected property appraised value. Attached for AMC review.				2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148009	04/06/2018	Compliance	Compliance	Federal Compliance	TILA	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Borrower did not execute final CD date 01/22/2018. Mailbox rule utilized for testing reflecting a received date of 01/XX/2018. Expected Right to Cancel expiration date based on the received date is 01/XX/2018.
Reviewer Comment (2018-05-30): Loan originally closed on 01/XX/2018 and disbursed on 01/XX/2018. Closing package was redrawn and rescission re-opened. Rescission timing was met. Exception cleared.

Buyer Comment (2018-05-23): MD 5/23/18, received confirmation from lender (email) stating the original closing date was 1/XX/18, with explanantion of why the Note, DOT and RTC were issued in order to correct the signature lines for the trust, uploaded for review

Reviewer Comment (2018-04-16): File does not contain evidence to confirm original closing date was 01/XX/2018 in order to confirm the original right of rescission requirement was met with the 01/XX/2018 disbursement. Exception remains.

 Buyer Comment (2018-04-12): SMS 4/12/18. Disagree.  Final CD is dated 1/4/18 and executed by the borrower on 1/XX/18.  Recission was re-opened after the loan funded to correct trust verbiage on Note, Mortgage and applicable riders.  Revised right of recission documents were received and wet signed by the borrowers on 1/XX/18.
											05/30/2018			1	A	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148010	04/04/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided		Missing the payoff statements for both mortgages.		Reviewer Comment (2018-04-17): Mortgage Loan Payoff Statements for both liens provided. Exception cleared. Buyer Comment (2018-04-17): Disagree. Demand statements for 1st and 2nd lien are in the file under legal post closing section.	04/17/2018			1	A	2/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203148010	04/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Borrower Closing Costs	TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 02/12/2018 disclosed Total Closing Costs that does not match Total Closing Costs (Borrower-Paid) on page 2. (Final/02/12/2018)	The Lender Sent out a revised CD on 2/28/2018 stating there was a clerical error on the Closing Costs reflecting the different closing costs amount on Page 1 & page 2.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, and Corrected Closing Disclosure provided in file.		04/10/2018		2	B	2/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148010	04/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Borrower Paid Loan Costs	TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 02/12/2018 disclosed Loan Costs that does not match Total Loan Costs (Borrower-Paid) on page 2. (Final/02/12/2018)	The Lender Sent out a revised CD on 2/28/2018 stating there was a clerical error on the Closing Costs reflecting the different closing costs amount on Page 1 & page 2.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, and Corrected Closing Disclosure provided in file.		04/10/2018		2	B	2/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148010	04/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Value - Total Closing Costs	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 02/12/2018 disclosed a final value for Total Closing Costs that does not match Total Closing Costs (Borrower-Paid) disclosed on page 2. (Final/02/12/2018)	The Lender Sent out a revised CD on 2/28/2018 stating there was a clerical error on the Closing Costs reflecting the different closing costs amount on Page 1 & page 2.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, and Corrected Closing Disclosure provided in file.		04/10/2018		2	B	2/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148011	04/05/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
203148011	04/05/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 20.40 is less than Guideline PITIA months reserves of 21.00.	XXX account total balance on 01/24/2018 was $294,770.70 not $339,770 which is what was used for the approval. This shorts the reserves less than one month.		Reviewer Comment (2018-04-24): Updated statement provided reflecting a deposit of $45,000 from existing HELOC on non-subject property. Reserves are sufficient. Exception cleared. Buyer Comment (2018-04-20): Disagree. XXX account ending XXX transaction history through 01/30/2018 is in the file which includes the HELOC draw deposit of $45,000.00 with balance of $339,770.70.	04/24/2018			1	A	2/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
203148011	04/05/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 02/26/2018, Transaction	The hazard policy is effective after the loan closing and disbursement dates.
Reviewer Comment (2018-04-30): Hazard Policy effective date is  02/26/2018 and post close CD reflects a disbursement date of 02/XX/208. Exception cleared.

Buyer Comment (2018-04-27): Disagree.  Final PC CD shows disbursement date of 02/XX/2018.

Reviewer Comment (2018-04-24): Seller Closing Disclosure provided dated 02/12/2018 with a closing date of 02/XX/2018. Updated corrected consumer Closing Disclosure confirming actual closing and disbursement date is missing from the file. Most recent executed Closing Disclosure dated 02/10/2018 reflects closing date of 02/XX/02018 with a disbursement date of 02/XX/2018. Exception remains.

 Buyer Comment (2018-04-19): Disagree.  See CD in file reflects final closing date of 02/XX/2018, and hazard insurance is effective 02/26/2018.
											04/30/2018			1	A	2/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
203148011	04/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/10/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/10/2018)	Final Closing Disclosure reflects closing date of 02/XX/18; actual date of consummation is 02/XX/18.						2	B	2/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
203148011	04/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/02/10/2018)	Seller paid fees on the buyers Closing Disclosure is $8,287.50; seller paid fees on the sellers Closing Disclosure is $171,220.58.						2	B	2/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
203148012	04/05/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
203148013	04/10/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 03/16/2018, Note Date 02/XX/2018			Reviewer Comment (2018-09-12): Client accepts.	09/12/2018			1	A	2/XX/2018	CA	Investment	Refinance - Cash-out - Home Improvement		B	A	B	A	A	A	A	A	N/A	N/A	No
203148014	04/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/12/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/12/2018)	The final closing disclosure showed a consummation date of 02/XX/2018; however, the final consummation took place on 02/XX/2018.						2	B	2/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148014	04/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/12/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/02/12/2018)	The total interest percentage on the final closing disclosure was 92.924%; however, the loan calculation is 88.949%						2	B	2/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148015	04/11/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/22/2018)	The appraisal report was emailed to the borrower on 01/09/2018; which is the effective date of the appraisal; however, the report date was 01/22/2018.						2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203148015	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/16/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/16/2018)	The closing date on the final CD reflects 02/XX/2018; however, the consummation did not take place until 02/XX/2018.						2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203148015	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/16/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/02/16/2018)	The final closing disclosure collected 5 months of hazard insurance which totals $572.90; however, charged the borrower $609.00. Per hazard policy the monthly payment amount id $114.58.						2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203148015	04/11/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,365.00 exceeds tolerance of $1,925.00 plus 10% or $2,117.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $2,365, exceeds tolerance limit of $2,117.50 by $247.50, sufficient cure provided at closing.		Reviewer Comment (2018-04-12): Sufficient or excess cure was provided to the borrower at Closing.		04/11/2018		1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203148015	04/12/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Evidence of disclosure is missing from the file.						2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203148016	04/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/13/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/13/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Reviewer Comment (2018-04-24): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided in file.		04/24/2018		2	B	2/XX/2018	MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148016	04/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/02/13/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $63,249.48, while closing CD seller's fees total $5,130.00.						2	B	2/XX/2018	MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148016	04/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Evidence of disclosure is missing from the file.		Reviewer Comment (2018-04-24): Settlement Service Provider disclosure provided. Exception cleared.	04/24/2018			1	A	2/XX/2018	MA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203148016	04/11/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/05/2018)	Appraisal was sent to the borrower on 03/01/18; after the effective date of 01/19/18; however, before the report date of 02/01/18.						2	B	2/XX/2018	MA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203148016	04/11/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $550.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7741)	Final disclosure reflects a total expense for the Attorney review Fee of $500.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner,no cure provided at closing.
Reviewer Comment (2018-04-24): Attorney was borrower chosen and not subject to a tolerance. Exception cleared.

Buyer Comment (2018-04-23): MD 4/23/18, lender disclosed Providers List for Settlement Services on the bottom of their Affiliated Business Disclosure Statement. They list First Source Title Agency as their preferred provider. Uploaded ABDS for review and consideration of Attorney fee being "borrower chosen"

Reviewer Comment (2018-04-16): Missing Settlement Service Provider List to confirm title company used was not listed as a vendor. Attorney Fee label does not include the prefix "Title -" indicating it was part of the title fees. Exception remains.

 Buyer Comment (2018-04-16): SMS 4/16/18, Disagree. Service is borrower chosen.  Fee not subject to tolerance.
											04/24/2018			1	A	2/XX/2018	MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148016	04/24/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $300.00 plus 10% or $330.00. Insufficient or no cure was provided to the borrower. (0)	Sufficient cure of $70 provided post close.		Reviewer Comment (2018-04-24): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided in file.		04/24/2018		2	B	2/XX/2018	MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-11): End Date Declared. Reviewer Comment (2018-07-02): This exception is valid only because FEMA has not declared an end date to the disaster. This exception can be waived to a level 2 with compensating factors at client request. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/11/2018			1	A	1/XX/2018	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 01/29/2018 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/01/29/2018)	The final closing disclosure AIR table disclosed the minimum floor rate of 4.50%; however, the note indicates the margin as the floor at 2.50%		Reviewer Comment (2018-04-10): Letter of Explanation & Corrected Closing Disclosure provided in file.		04/10/2018		2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure PAD Fee	TILA-RESPA Integrated Disclosure – Loan Costs: Final Closing Disclosure provided on 01/29/2018 disclosed a Pad fee that was not allocated to a specific cost or service performed. (Final/01/29/2018)	The final closing disclosure showed the borrower paying a PAD fee of $500. This fee was removed on the post closing CD.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, & Corrected Closing disclosure in file. PAD Fee was removed and not charged at closing.		04/10/2018		2	B	1/XX/2018	CA	Primary	Purchase	Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Pad Refund Check if applicable, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/29/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/400761)	The payment stream payments are incorrect due to the min rate disclosed incorrectly. Correct minimum payment should reflect $3,828.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, and Corrected Closing Disclosure dated 02/21/2018 provided in file.		04/10/2018		2	B	1/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/29/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/400762)	The payment stream payments are incorrect due to the min rate disclosed incorrectly. Correct minimum payment should reflect $3,828.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, and Corrected Closing Disclosure dated 02/21/2018 provided in file.		04/10/2018		2	B	1/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/29/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/400763)	The payment stream payments are incorrect due to the min rate disclosed incorrectly. Correct minimum payment should reflect $3,828.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, and Corrected Closing Disclosure dated 02/21/2018 provided in file.		04/10/2018		2	B	1/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/29/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/29/2018)	The final closing disclosure did not provide the amount of fees that exceed the legal limit.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, & Corrected Closing disclosure in file. PAD Fee was removed and not charged at closing.		04/10/2018		2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/01/29/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $115,127.11, while closing CD seller's fees total $59,741						2	B	1/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for PAD. Fee Amount of $500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (817148)	Final disclosure reflects a total expense for the PAD fee of $500.00, initially not disclosed no sufficient cure provided at closing; however, it was removed on the PC CD.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, & Corrected Closing disclosure in file. PAD Fee was removed and not charged at closing.		04/10/2018		2	B	1/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	04/05/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/29/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/01/29/2018)	Final Closing Disclosure provided on 01/19/2018 disclosed a finance charge of $799,089.80, calculated finance charge are $799,452.80, resulting in a variance of -$363.00.		Reviewer Comment (2018-04-10): Letter of Explanation, Proof of Delivery, & Corrected Closing disclosure in file. Pad Fee was removed and not charged at closing.		04/10/2018		2	B	1/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148018	09/11/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/18/2018 Disaster End Date: 02/01/2018 Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Reviewer Comment (2018-09-11): Client elects to waive.			09/11/2018	2	B	1/XX/2018	CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203148019	04/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided on 02/14/2018 disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (Interim/02/14/2018)	The Final Closing Disclosure reflects the Cost to Cure from the lender as $0.50.						2	B	2/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203148019	04/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/16/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/16/2018)	The Closing was on 2/21/2018, The Co-Borrower signed on 2/21/2018 and the Borrower and Other Co-Borrower signed on 2/22/2018.						2	B	2/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203148019	04/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 12/21/2017 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/12/21/2017)	The Misc_ Loan History reflects the ESign date as 12/XX/2017.						2	B	2/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
203148019	04/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/02/16/2018)	Consumer Final CD reflects seller paid fees totaling $163,653.65 and Seller CD reflects total fees as $163,436.69.						2	B	2/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203148019	04/11/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (Non-Subject Investment/25% Vacancy Method)	Missing lease agreement, cancelled check for security deposit, and cancelled check for first month's rent for departing unit at XXX.
Reviewer Comment (2018-04-24): From 1007 provided and per guidelines is allowed for departing residence rental income calculations. Exception cleared.

 Buyer Comment (2018-04-19): Disagree.  Loan is Non QM, and Galton guidelines also allow the use of the 1007 for proposed rental income from departing unit.  Vacating property is 3 units, where 2 were existing rental units reflected on the 1040's in file.  Rent income for departing unit from 1007: $5250 x 75% = $3937.50 - Total rent income: $1387 from Schedule E on 1040's for 2 units that were already rented + $3937.50 for the departing unit = $5324.50.
											04/24/2018			1	A	2/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203148019	04/11/2018	Compliance	Compliance	Federal Compliance	Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing lease agreement, cancelled check for security deposit, and cancelled check for first month's rent for departing unit at XXX.		Reviewer Comment (2018-04-24): From 1007 provided and per guidelines is allowed for departing residence rental income calculations. Exception cleared.	04/24/2018			1	A	2/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203148019	04/11/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	ATR Fail Loan Designation due to missing lease agreement, cancelled check for security deposit, and cancelled check for first month's rent.
Reviewer Comment (2018-04-24): From 1007 provided and per guidelines is allowed for departing residence rental income calculations. Exception cleared.

 Buyer Comment (2018-04-19): Disagree.  Loan is Non QM, and Galton guidelines also allow the use of the 1007 for proposed rental income from departing unit.  Vacating property is 3 units, where 2 were existing rental units reflected on the 1040's in file.  Rent income for departing unit from 1007: $5250 x 75% = $3937.50 - Total rent income: $1387 from Schedule E on 1040's for 2 units that were already rented + $3937.50 for the departing unit = $5324.50.
											04/24/2018			1	A	2/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203148019	04/11/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $11,587.50 exceeds tolerance of $11,587.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-04-11): Sufficient or excess cure was provided to the borrower at Closing.		04/11/2018		1	A	2/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203148020	04/09/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2018-04-24): PUD Rider provided. Exception cleared. Buyer Comment (2018-04-23): MD 4/23/18, two page PUD rider is attached to the Mortgage. Uploaded for review	04/24/2018			1	A	2/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
203148020	04/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	The EConsent disclosure was located in the loan file;however, it is not signed or dated by the borrower.						2	B	2/XX/2018	FL	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No
203148020	04/10/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/26/2018)	The Email within the loan file reflects the borrower receiving a copy of the appraisal on 1/19/2018 and the report on the appraisal was on 1/26/2018.						2	B	2/XX/2018	FL	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
203148021	04/10/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	N/A	N/A	No
203148021	04/10/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/29/2018)							2	B	2/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	N/A	N/A	No
203148023	04/10/2018	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003								2	B	3/XX/2018	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203148023	04/10/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/26/2018)	Missing evidence that the borrower was provided the closing disclosure at least 3 business days prior to closing.		Reviewer Comment (2018-04-16): Evidence provided of electronic delivery of initial Closing Disclosure dated 02/26/2018. Exception cleared. Buyer Comment (2018-04-16): SMS 4/16/18. Loan history tracking details in file as evidence that borrower received Initial CD at least 3 business days prior to closing. Uploaded for AMC to review.	04/16/2018			1	A	3/XX/2018	TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203148023	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/01/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $204,261.70, while closing CD seller's fees total $37,761.70.						2	B	3/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203148024	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/14/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/14/2018)	The Closing Date was on 3/XX/2018 and the Date of Closing Listed on the final Closing Disclosure reflects 3/XX/2018.		Reviewer Comment (2018-04-11): Letter of Explanation & Corrected Closing Disclosure in loan file.		04/11/2018		1	A	3/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148024	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/03/14/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $68,574.35, while closing CD seller's fees total $1,296.00						2	B	3/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148027	04/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/21/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/21/2018)	Final disclosure reflects a closing date of 02/XX/2018, document was executed on 02/XX/20218. File contains a post closing disclosure with the same inaccurate closing date.						2	B	2/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203148027	04/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/02/21/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $120,302.70, while closing CD sellers fees total $120,912.70.. The Post Closing CD dated 3/1/2018 reflects a seller fee amount of $120,033.43.						2	B	2/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203148028	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/02/22/2018)	Seller paid fees on the buyers Closing Disclosure is $4,135; seller paid fees on the sellers Closing Disclosure is $51,718.50.						2	B	2/XX/2018	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203148030	04/09/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
203148031	04/04/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
203148032	04/04/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.			Reviewer Comment (2018-04-24): Upon further review income was not used from Schedule C for XXX for qualification purposes. Exception cleared. Buyer Comment (2018-04-19): Disagree. Income was not used from XXX Schedule C Consulting to qualify. Non material.	04/24/2018			1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203148032	04/04/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The final disclosure reflects an amount collected for pre-paids of $16,235.56, Initial escrow disclosure reflects $8,734.09.						2	B	2/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203148032	04/04/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Total Of Payments Test Resindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $3,286,023.94 disclosed on the Final Closing Disclosure dated 02/16/2018 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $3,286,251.06 provided on 02/23/2018. (Post-Close/02/XX/2018)			Reviewer Comment (2018-04-24): Change to Disbursement Date and Interim Interest only. Exception cleared. Buyer Comment (2018-04-23): MD 4/23/18, there should not be an expectation for the TOP from the 2/16 CD to match the TOP from the 2/XX PCCD. The lender changed the disbursement date by one day and had to add an additional day of per-diem interest ($227.12), this is the difference in the TOP calculations.	04/24/2018			1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148032	04/04/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)			Reviewer Comment (2018-04-11): Sufficient or excess cure was provided to the borrower at Closing.		04/04/2018		1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148032	04/04/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)			Reviewer Comment (2018-04-11): Sufficient or excess cure was provided to the borrower at Closing.		04/04/2018		1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148032	04/04/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Deal Notes reflect loan designation as Safe Harbor QM.		Reviewer Comment (2018-04-24): Upon further review income was not used from Schedule C for XXX for qualification purposes. Exception cleared.	04/24/2018			1	A	2/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148036	04/10/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $45.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75178)	Cure provided on Closing Disclosure		Reviewer Comment (2018-04-11): Sufficient or excess cure was provided to the borrower at Closing.		04/10/2018		1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148036	04/10/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $80.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)	Cure provided on Closing Disclosure		Reviewer Comment (2018-04-11): Sufficient or excess cure was provided to the borrower at Closing.		04/10/2018		1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203148037	04/09/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
203154733	04/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/17/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/17/2018)	Final CD reflected cure of $176.20 however not sufficient for increases in discount points and transfer tax.		Reviewer Comment (2018-05-30): Valid Change of Circumstance provided for increase in discount points. No tolerance violation exists. Exception cleared.	05/30/2018			1	A	1/XX/2018	GA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203154733	04/13/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,037.50 exceeds tolerance of $5,390.63. Insufficient or no cure was provided to the borrower. (7200)	Discount points increased from $5,390.63 on Closing Disclosure dated 01/12/2017 to $6,037.50 on Final Closing Disclosure without a valid COC or documentation of sufficient cure provided to borrower.		Reviewer Comment (2018-05-30): Valid Change of Circumstance provided for increase in discount points. No tolerance violation exists. Exception cleared. Buyer Comment (2018-05-24): MD 5/24/18, received additional CoC and edisclosure history to support increase in discount points from $5390.63 to $6037.50. The lock expired so pricing was adjusted due to lock extension. Uploaded docs for review.	05/30/2018			1	A	1/XX/2018	GA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203154733	04/13/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $517.50 exceeds tolerance of $516.00. Insufficient or no cure was provided to the borrower. (8304)	Transfer tax increased from $516 to $517.50 without valid CIC or documentation of sufficient cure provided to borrower.		Reviewer Comment (2018-04-13): Cure provided on Final Closing Disclosure.		04/13/2018		2	B	1/XX/2018	GA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203154733	04/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/03/2017)	Evidence of receipt of appraisal within 3 days of closing missing from the file.						2	B	1/XX/2018	GA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203154733	04/13/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	1/XX/2018	GA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203154733	05/30/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,069.00 exceeds tolerance of $953.00 plus 10% or $1,048.30. Sufficient or excess cure was provided to the borrower at Closing. (0)			Reviewer Comment (2018-05-30): Sufficient or excess cure was provided to the borrower at Closing.		05/30/2018		1	A	1/XX/2018	GA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203154733	05/30/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $517.50 exceeds tolerance of $516.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2018-05-30): Sufficient or excess cure was provided to the borrower at Closing.		05/30/2018		1	A	1/XX/2018	GA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203154735	04/13/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX	Missing borrowers 2015 K-1 from XXX		Reviewer Comment (2018-04-24): 2015 K-1 from XXX provided. Exception cleared. Buyer Comment (2018-04-19): Disagree. XXX 2015 K1 is in the file on page 16 of the pdf for 2015 1065's for XXX	04/24/2018			1	A	3/XX/2018	IL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
203154735	04/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Disclosure was signed at closing.						2	B	3/XX/2018	IL	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
203154737	04/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 03/12/2018 disclosed a Closing Costs Paid at Closing that does not match the Total Closing Costs (Borrower-Paid) from page 2. (Final/03/12/2018)	Final disclosure reflects total closing costs on page 2 of $18,064.68, and $15,371.43 in the summary of transactions section.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203154737	04/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Missing evidence that the borrower was provided the home loan toolkit within 3 business days of application.		Reviewer Comment (2018-05-01): Evidence that the Home Loan toolkit was electronically provided to the borrower on 01/04/2018. Exception cleared. Buyer Comment (2018-04-30): SMS- Disagree. Loan tracking details shows Home Loan Toolkit was delivered to the borrower on 1/4/18. Uploaded for review.	05/01/2018			1	A	3/XX/2018	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203154737	04/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/03/12/2018)	TRID testing incomplete due to missing Seller Closing Disclosure.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203154738	04/13/2018	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Estimated Cost New per appraisal is $1,370,250. Hazard policy coverage is $868,000. Missing insurer's cost estimator establishing replacement cost.		Reviewer Comment (2018-04-20): Evidence of sufficient insurance was provided. Buyer Comment (2018-04-19): Disagree. Per Galton guidelines hazard insurance must cover 100% of the insurable value of improvements, guaranteed replacement; OR The total of the actual unpaid balance of the first and all subordinate liens. Loan amount is $720,000.00, coverage is $868,000.00 and is sufficient.	04/20/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
203154738	04/16/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,260.00 exceeds tolerance of $7,200.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Discount points fee of $10,260 was disclosed as $7,200 on binding LE; cure of $3,060) was provided.		Reviewer Comment (2018-04-16): Sufficient or excess cure was provided to the borrower at Closing.		04/16/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
203154739	04/16/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
203154740	04/11/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other		B	A	B	A	B	A	A	A	Higher Priced QM	Higher Priced QM	No
203154740	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/06/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/06/2017)	Closing date disclosed as 10/XX/2017. Note in file was fully executed on 10/XX/2017.		Reviewer Comment (2018-04-12): Letter of Explanation, Corrected Closing Disclosure, and Proof of Delivery provided in file.		04/12/2018		1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	B	A	A	A	Higher Priced QM	Higher Priced QM	Yes
203154740	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/06/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/10/06/2017)	Monthly homeowner's insurance of $83.83 for 6 months is equal to $502.98. The closing disclosure in file lists an amount of $465.25.		Reviewer Comment (2018-05-01): Total policy amount is $1006. Remaining balance is $465.25 paid at close. Number of months equals 5.549. CD correctly reflects 6 as the number of months due to rounding. Exception cleared. Buyer Comment (2018-04-30): Disagree, file contains invoice for $465.25 for outstanding premium balance. Balance of $465.25 equals to 5.549 months of hazard insurance. Uploaded HOI invoice for review.	05/01/2018			1	A	10/XX/2017	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	B	A	A	A	Higher Priced QM	Higher Priced QM	Yes
203154741	04/11/2018	Compliance	Compliance	State Compliance	State HPML	North Carolina Rate Spread Threshold Test Compliant	North Carolina Rate Spread Home Loan: APR on subject loan of 6.38540% or Final Disclosure APR of 6.42300% is in excess of allowable threshold of APOR 3.90% + 2.5%, or 6.40000%. Compliant Rate Spread Home Loan.	APR on subject loan of 6.38540% or Final Disclosure APR of 6.42300% is in excess of allowable threshold of APOR 3.90% + 2.5%, or 6.40000%. Compliant Rate Spread Home Loan.						2	B	10/XX/2017	NC	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203154741	04/11/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/05/2017)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/05/2017)		Reviewer Comment (2018-04-24): File contains evidence of electronic delivery on 10/XX/2017. Exception cleared. Buyer Comment (2018-04-23): MD 4/23/18, Proof that the lender delivered the initial CD electronically on 10/XX/17 is in the file, closing occurred 10/XX/18, so borrower was given disclosure 3 days prior to closing. Uploaded for review	04/24/2018			1	A	10/XX/2017	NC	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203154741	04/11/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.		Guidelines state that payment shock not to exceed 100% for borrower who is currently renting.
Reviewer Comment (2018-04-24): Payment shock for program is 150% and may exceed with compensating factors.  Payment shock is at 182.29%, however borrower has 26.7 months reserves while guideline minimum is 9. Exception cleared.

 Buyer Comment (2018-04-19): Disagree.  The guidelines state on page 73 that payment shock greater than 150%, may require further review and additional compensating factors and/or documentation may be required.  Borrower has significant residual income of $24,857.00 which is above program requirements, and an additional 9.08 months of reserves over the 9 months required (18.08 months reserves documented).   The guideline being cited by AMC is under the Asset Qualifier Program and does not apply to Full Doc loans.
											04/24/2018			1	A	10/XX/2017	NC	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
203154742	04/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/06/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/06/2017)	Final Closing Disclosure provided on 09/06/2017 disclosed a Closing Date that did not match the actual date of consummation of 09/XX/2017. Corrected on post close Closing Disclosure dated 09/XX/2017, however missing Letter of Explanation to borrower.						2	B	9/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203154742	04/12/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Disclosure in file with issue date of 08/02/2017 was not signed.						2	B	9/XX/2017	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203154744	04/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-05-24): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	10/XX/2017	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
203154748	04/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/26/2017 did not disclose number of months for Property Tax under Prepaids. (Final/10/26/2017)	The number of months of property taxes paid on the Final CD were not disclosed.						2	B	10/XX/2017	NJ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203154748	04/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 10/26/2017 did not use the same fee terminology as the Loan Estimate. (Final/10/26/2017)	The closing disclosures reflects the fees paid to the mortgage broker as "Origination", loan estimates reflect cost as "Broker Fees"						2	B	10/XX/2017	NJ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203154749	04/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/19/2017)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $91,770.50, while closing CD sellers fees total $90,873.00						2	B	10/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203154749	04/12/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $525.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Lender credited the Borrower at closing the amount of $525.00 for the Cost to Cure regarding the Appraisal fee.		Reviewer Comment (2018-04-12): Sufficient or excess cure was provided to the borrower at Closing.		04/12/2018		1	A	10/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203154749	04/12/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $68.56 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	The Lender Credited the Borrower the amount of $18.56 at Closing for the Cost to Cure difference for the Credit Report.		Reviewer Comment (2018-04-12): Sufficient or excess cure was provided to the borrower at Closing.		04/12/2018		1	A	10/XX/2017	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203154750	04/13/2018	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 01/16/2018, Note Date 10/XX/2017			Reviewer Comment (2018-09-12): This is acceptable.	09/12/2018			1	A	10/XX/2017	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	A	B	A	A	A	A	A	N/A	N/A	No
203358958	05/02/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	A	B	A	B	A	A	A	Non QM	Non QM	No
203358958	05/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/02/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/02/2018)	Final disclosure reflects a closing date of 03/02/2018, document was executed on 03/04/2018. File contains a post closing disclosure with the accurate closing/funding date		Reviewer Comment (2018-05-03): PC Letter of explanation and PCCD in file.		05/03/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	B	A	A	A	Non QM	Non QM	Yes
203358958	05/04/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Final CD issued a cure in the mount of $1,050.00 was provided		Reviewer Comment (2018-05-07): Sufficient or excess cure was provided to the borrower at Closing.		05/04/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	B	A	A	A	Non QM	Non QM	Yes
203358959	05/03/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	N/A	N/A	No
203358959	05/03/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/08/2018)							2	B	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	N/A	N/A	No
203358960	05/02/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	A	B	A	A	A	A	A	N/A	N/A	No
203358961	05/02/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
203358962	05/03/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Non QM	Non QM	No
203358964	05/04/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/12/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/12/2018)	Final Closing Disclosure provided on 03/12/018 disclosed a finance charge of $2,864,061.77, calculated finance charge are $2,864,461.77, resulting in a variance of -$400.00 . Appears to be due to the Transaction Coordinator Fee in the amount of $400 paid by borrower at close.
Reviewer Comment (2018-05-31): Transaction Coordinator Fee is for services that the borrower requested from a third party to coordinate the purchase of the subject property. Fee Agreement for Transaction Coordinator Services provided verifying borrower employed services and the fee is not imposed by the creditor. No violation exists. Exception cleared.

 Buyer Comment (2018-05-29): MD 5/29/18, received additional documentation for the seller that supports the coordinator fee was not imposed by the creditor, rather this was a borrower chosen charge and should be treated similar to a doc pre/review fee, which is not considered a finance charge, according to §1026.4(c)(7)(ii). uploaded documentation and response for review. If reviewed disagrees with EM's position, please provide evidence for why the fee should be included in the finance charge.
											05/31/2018			1	A	3/XX/2018	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203358964	05/04/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects a total expense for the appraisal of $1,100, initially disclosed as $550.00, sufficient cure provided at closing.		Reviewer Comment (2018-05-07): Sufficient or excess cure was provided to the borrower at Closing.		05/04/2018		1	A	3/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203358964	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/12/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $68,566.28, while closing CD sellers fees total $52,653.00.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203358964	05/04/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77201)	Final disclosure reflects a total expense for the Archive/Warehouse Fee of $50.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner; however, sufficient cure provided at closing.		Reviewer Comment (2018-05-07): Sufficient or excess cure was provided to the borrower at Closing.		05/04/2018		1	A	3/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
203358964	05/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No
203358965	05/03/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	2/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203358966	05/03/2018	Credit	Credit	Credit Documentation	Credit	Missing Document: Credit Report not provided		Missing origination credit report. Debts taken from the 1003 for DTI purposes.		Reviewer Comment (2018-06-11): Credit Report provided. Exception cleared. Buyer Comment (2018-06-08): See credit report uploaded. Per Galton the use of credit report dated after the loan closed allowed as is worst case.	06/11/2018			1	A	1/XX/2018	FL	Primary	Refinance - Rate/Term		D	B	D	A	B	B	A	A	Non QM	Non QM	No
203358966	05/03/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/12/2018)	There is no evidence in the file that the borrowers received a copy of the appraisal report.						2	B	1/XX/2018	FL	Primary	Refinance - Rate/Term		D	B	D	A	B	B	A	A	Non QM	Non QM	No
203358966	05/04/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Approval not provided				Reviewer Comment (2018-06-11): Approval provided. Exception cleared. Buyer Comment (2018-06-08): Disagree. 1008 used as approval.	06/11/2018			1	A	1/XX/2018	FL	Primary	Refinance - Rate/Term		D	B	D	A	B	B	A	A	Non QM	Non QM	No
203358967	05/03/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	1/XX/2018	AZ	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203358968	05/03/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $450.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects a total expense for the appraisal of $450.00, initially disclosed as $425.00, sufficient cure provided at closing.		Reviewer Comment (2018-05-08): Sufficient or excess cure was provided to the borrower at Closing.		05/03/2018		1	A	1/XX/2018	UT	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
203358968	05/03/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX	The file contains 2015 & 2016 tax returns for the clients; however, only the first two pages were provided for each year.		Reviewer Comment (2018-05-14): Borrower is a wage earner. Co-borrower receives pension and social security income. Tax returns are not required and income documentation meets guidelines. Exception cleared. Buyer Comment (2018-05-11): Disagree. Tax Returns were not required as information for income calculation was provided on other documentation in the file, such as paystubs, award letters, 1099's and transcripts.	05/14/2018			1	A	1/XX/2018	UT	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203358969	05/04/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Finance Charge of $337,388.88 disclosed on the Final Closing Disclosure dated 01/11/2018 is under-disclosed by more than $35 compared to the Financed Charge calculated based on fees disclosed on the Post Closing Disclosure of $338,975.13 provided on 01/19/2018, a difference of $1586.25000. (Post-Close/01/19/2018)	Finance Charge disclosed on final Closing Disclosure inaccurate due to increase in closing costs. $1561.25 credit reflected on Post Close Closing Disclosure but increase in finance charges is $1586.25. Need evidence supporting that increase result from events occurring after consummation, otherwise, remediation required. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if transaction is rescindable), updated Closing Disclosure and proof of delivery.
Reviewer Comment (2018-10-01): This was sent for escalated review and exception remains.   Obtaining a ALTA Settlement Statement from closing showing the actual disbursements will aid in the determination if the changes on a PCCD are the result of (1) corrections to the final; or (2) events that occurred post-closing that caused the figures in the final CD to change.  With a settlement statement, a refund is required.

Buyer Comment (2018-09-28): MD 9/28, EM pushed this to Galton legal for opinion. Galton legal agrees that the settlement statement is not a TRID requirement for proving disbursement. Per Galton legal: .."the issuance of the post-closing CDs generally should be sufficient to satisfy the redisclosure requirement in §1026.19(f)(2)(ii).  I don’t see why there would be any need to also provide a settlement statement or other record of disbursement...this is a level of inquiry that goes beyond what is evident on the face of the disclosure statement, such that assignee liability for a discrepancy would be unlikely".

Reviewer Comment (2018-05-25): Please provide Settlement Statement in order to verify if any changes in fees occurred after close. Exception remains.

 Buyer Comment (2018-05-22): MD 5/22/18, The increased lender cure of $1566.25 is accurate in curing the increase in fees in section A and B on the 1/19/18 PCCD. Disagree that Finance Charge was underdisclosed on 1/11 CD, however even if it was underdisclosed, the lender corrected the Finance Charge on the 1/19 PCCD, which is within the 30 day requirement for lender to cure errors. If there is a disagreement with the Finance Charge disclosed on the 1/19/18 PCCD, please provide calculation as $338,975.13 appears accurate. CoC for increase in fee's on PCCD not required because lender provided accurate cure and overdisclosure of FInance Charge is allowed. If there is a disagreement in the lender cure be sufficient, please provide calculations for what accurate could be and why.
														3	C	1/XX/2018	WA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
203358969	05/04/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $640,675.88 disclosed on the Final Closing Disclosure dated 01/11/2018 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $642,370.13 provided on 01/19/2018, a difference of $1694.25000. (Post-Close/01/19/2018)	Total of Payments disclosed on final CD inaccurate due to increase in closing costs. $1561.25 credit reflected on Post Close Closing Disclosure but increase in Total of Payments is 1694.25. Need evidence of supporting that increase result from events occurring after consummation, otherwise, remediation required. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if transaction is rescindable), updated Closing Disclosure and proof of delivery.
Reviewer Comment (2018-10-01): This was sent for escalated review and exception remains.   Obtaining a ALTA Settlement Statement from closing showing the actual disbursements will aid in the determination if the changes on a PCCD are the result of (1) corrections to the final; or (2) events that occurred post-closing that caused the figures in the final CD to change.  With a settlement statement, a refund is required.

Buyer Comment (2018-09-28): MD 9/28, EM pushed this to Galton legal for opinion. Galton legal agrees that the settlement statement is not a TRID requirement for proving disbursement. Per Galton legal: .."the issuance of the post-closing CDs generally should be sufficient to satisfy the redisclosure requirement in §1026.19(f)(2)(ii).  I don’t see why there would be any need to also provide a settlement statement or other record of disbursement...this is a level of inquiry that goes beyond what is evident on the face of the disclosure statement, such that assignee liability for a discrepancy would be unlikely".

Reviewer Comment (2018-05-25): Please provide Settlement Statement in order to verify if any changes in fees occurred after close. Exception remains.

 Buyer Comment (2018-05-22): MD 5/22/18, The increased lender cure of $1566.25 is accurate in curing the increase in fees in section A and B on the 1/19/18 PCCD. Agree total increase in TOP calculation between 1/11 CD and 1/19 PCCD is $1694.25 as this is the total amount of increase in fees. CoC for increase in fee's on PCCD not required because lender provided accurate cure and overdisclosure of TOP is allowed. If there is a disagreement in the lender cure be sufficient, please provide calculations for what accurate could be and why.
														3	C	1/XX/2018	WA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
203358969	05/04/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $595.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final Closing Disclosure issued reflects a cure of $5.00 to the borrower at closing.		Reviewer Comment (2018-05-10): Sufficient or excess cure was provided to the borrower at Closing.		05/04/2018		1	A	1/XX/2018	WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
203358969	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/11/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/01/11/2018)	The hazard amount reflected on the Final Closing Disclosure is incorrect per the Hazard Dec page. Final Closing Disclosure reflects $31.40 and the Dec page reflects $688.80. Post Close Closing Disclosure did not reflect an amount but missing letter of explanation of why it was removed.						2	B	1/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
203358970	05/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/24/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/24/2018)	The Final CD did not disclose an accurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.		Reviewer Comment (2018-05-15): Valid Change of Circumstance in file for increase in fees on 12/27/2017. No tolerance violation exists. Exception cleared.	05/15/2018			1	A	1/XX/2018	GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
203358970	05/03/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,145.00 exceeds tolerance of $953.00 plus 10% or $1,048.30. Insufficient or no cure was provided to the borrower. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $1,145.00, exceeds tolerance limit of $1,048.30 by $96.70., no cure provided at closing. Loan Estimate provided 12/27/2017 providing the increased fees to the client did not disclose a detailed reason for the fee increases.
Reviewer Comment (2018-05-15): Valid Change of Circumstance in file for increase in fees on 12/27/2017. No tolerance violation exists. Exception cleared.

Buyer Comment (2018-05-11): MD 5/10/18, Per §1026.19(e)(3)(iv)(A)(2) & (3) and the related Official Commentary, The creditor is allowed to use a revised estimate of a charge instead of the estimate of the charge originally disclosed under paragraph (e)(1)(i) of this section if the revision is due to;
2) Information specific to the consumer or transaction that the creditor relied upon when providing the disclosures required under paragraph (e)(1)(i) of this section and that was inaccurate or changed after the disclosures were provided; or

3) New information specific to the consumer or transaction that the creditor did not rely on when providing the original disclosures required under paragraph (e)(1)(i) of this section

 The lender issued the revised disclosure timely on 12/27 and documented it accurately with the 12/27 CoC. EdgeMAC would consider this a sufficient evidence of a valid CoC and allow the creditor to rebaseline charges subject to the zero and 10% tolerance requirements.
											05/15/2018			1	A	1/XX/2018	GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
203358970	05/03/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)	Final disclosure reflects a total expense for the appraisal of $442.00, initially disclosed as $425.00, no cure provided at closing. Change of Circumstance in file only states information obtained after last disclosure and does not give reason for appraisal fee increase.
Reviewer Comment (2018-05-15): Valid Change of Circumstance in file for increase in fees on 12/27/2017. No tolerance violation exists. Exception cleared.

Buyer Comment (2018-05-11): please review prior comment

Buyer Comment (2018-05-11): "MD 5/10/18, Per §1026.19(e)(3)(iv)(A)(2) & (3) and the related Official Commentary, The creditor is allowed to use a revised estimate of a charge instead of the estimate of the charge originally disclosed under paragraph (e)(1)(i) of this section if the revision is due to;
2) Information specific to the consumer or transaction that the creditor relied upon when providing the disclosures required under paragraph (e)(1)(i) of this section and that was inaccurate or changed after the disclosures were provided; or

3) New information specific to the consumer or transaction that the creditor did not rely on when providing the original disclosures required under paragraph (e)(1)(i) of this section

 The lender issued the revised disclosure timely on 12/27 and documented it accurately with the 12/27 CoC. EdgeMAC would consider this a sufficient evidence of a valid CoC and allow the creditor to rebaseline charges subject to the zero and 10% tolerance requirements. "
											05/15/2018			1	A	1/XX/2018	GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
203358971	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/03/13/2018)	File is missing the sellers closing disclosure.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358972	05/04/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX	2015 1120 Income Return not provided		Reviewer Comment (2018-05-14): Loan program per approval is Reduced Doc which requires only one year of personal and business tax returns. Exception cleared. Buyer Comment (2018-05-11): Disagree. Subject loan is Reduced Doc which only requires 1 year tax returns.	05/14/2018			1	A	3/XX/2018	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
203358972	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/15/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/03/15/2018)	Insurance Premium listed on CD is $1,128.63. Monthly escrow amount on Closing Disclosure is $101.21, which equals an annual amount of $1,214.52.						2	B	3/XX/2018	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
203358973	05/08/2018	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 12/15/2017 // Account Type: Money Markets / Account Number: XXX, Financial Institution: XXX / End Date: 12/15/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 12/15/2017 // Account Type: Checking / Account Number: XXX Asset Account Date: 12/15/2017 Asset Account Date: 12/15/2017 Asset Account Date: 12/15/2017	Assets are dated greater than 90 days from Note and are needed for the reserve requirements.	39.07% LTV < 85.00% guideline max 773 representative FICO score > 720 guideline minimum - 53 points above guideline minimum	Reviewer Comment (2018-06-11): Exception waived by client. Buyer Comment (2018-06-11): Ok to waive per Galton, non-material. Reviewer Comment (2018-05-25): Guidelines require assets to be no more than 90 days old from the Note. Investor to review. Exception remains. Buyer Comment (2018-05-24): Disagree. Non Material. The loan closed 03/XX/2018 and the assets expired 03/15/2015. Reserves required $32,238.51 and the verified assets are $169,354.79.			06/11/2018	2	B	3/XX/2018	CO	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
203358976	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/09/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/09/2018)	Final CD reflected closing date of 03/XX/2018 however actual consummation date was 03/XX/2018 per Notary date.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203358976	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/09/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $9,318.22, while closing CD sellers fees total $0.00. Post closing CD provided 03/26/2018 shows accurate seller paid fees at closing.		Reviewer Comment (2018-05-07): Post Close Closing Disclosure reflects seller paid fees. Letter of explanation and proof of delivery provided in file.		05/07/2018		2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203358977	05/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203358978	05/04/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/12/2018 did not disclose Non-Escrowed Property Costs over Year 1. (Final/03/12/2018)	Final disclosure does not reflect non-escrow property costs over year 1. The field was left blank.		Reviewer Comment (2018-05-15): File being left blank is acceptable when there are no non-escrow property costs to disclose. Exception cleared. Buyer Comment (2018-05-11): MD 5/10/18, does not appear there are any non-escrowed property costs to disclose. Borrower is escrowing Taxes and HOI, which is disclosed correctly. Can AMC expand on what they feel should be listed as a Non-escrowed property cost in year 1?	05/15/2018			1	A	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358978	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/12/2018)	The seller CD reflected a credit for $-1682.00 paid to the title company for the owners coverage policy. TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $77,608.00, while closing CD sellers fees total $79,290.00.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358980	05/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/13/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/13/2018)	Final disclosure reflects a closing date of 03/XX/2018, document was executed on 03/XX/2018. File contains a post closing disclosure with the accurate closing/funding date.		Reviewer Comment (2018-05-07): Post Close Closing Disclosure and Letter of Explanation reflects a closing date of 03/XX/2018.		05/07/2018		1	A	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358980	05/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Missing evidence the borrower was provided the Home Loan Toolkit within 3 business days of application.						2	B	3/XX/2018	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203358980	05/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 03/13/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/03/13/2018)	The final disclosure did not provide a contact name and number for the lender; however, sufficient broker information was provided.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358980	05/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/13/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller Closing Disclosure fees total $58,591.50, while closing Closing Disclosure seller fees total $0.00.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358984	05/04/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock not provided.						2	B	3/XX/2018	MA	Investment	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	N/A	N/A	No
203358985	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/27/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/27/2018)	The final closing disclosure provided 03/27/2018 disclosed a closing date of 03/XX/2018; however, the actual signature date of consummation is 03/XX/2018.						2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358985	05/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203358989	05/02/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	2/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203358990	05/02/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Right to Receive a Copy of the Appraisal provided on 01/23/2018 and the Initial Application date is 01/10/2018.						2	B	2/XX/2018	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
203358990	05/03/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/30/2018)	The email within the loan file reflect the borrower receiving the appraisal report via email on 1/26/2018; however, the report date reflected on the appraisal report is 1/30/2018.						2	B	2/XX/2018	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
203358991	05/04/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/28/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/02/28/2018)	Final Closing Disclosure disclosed the incorrect amount for homeowner's insurance under prepaids. 8 months of insurance does not add up to $781.55 which was the amount collected. Monthly amount is $88.67 per policy and 8 months would equate to $709.36.						2	B	2/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358991	05/04/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/28/2018 did not disclose Non-Escrowed Property Costs over Year 1. (Final/02/28/2018)	Final Closing Disclosure did not disclosure an amount for non-escrowed property costs over year 1. This field was left blank.		Reviewer Comment (2018-05-23): Field being blank is acceptable when there are no non-escrowed costs to disclose. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, Customer established an escrow account with this transaction ($686.88/month) that appears to cover all required ETIA items, so there would be no expectation for the creditor to disclosure anything in the Non-Escrow property costs over Year 1. Please provide explanation for why the lender to disclose Non-Escrow property costs over Year 1	05/23/2018			1	A	2/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203358991	05/04/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/25/2018)	Evidence of appraisal delivery not provided.						2	B	2/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203358993	05/03/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203358993	05/03/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/09/2018 did not disclose Non-Escrowed Property Costs over Year 1. (Final/03/09/2018)	Field left blank on final Closing Disclosure issued.		Reviewer Comment (2018-05-23): Field being blank is acceptable when there are no non-escrowed costs to disclose. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, Customer established an escrow account with this transaction ($2153.32/month) that appears to cover all required ETIA items, so there would be no expectation for the creditor to disclosure anything in the Non-Escrow property costs over Year 1. Please provide explanation for why the lender to disclose Non-Escrow property costs over Year 1	05/23/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203358993	05/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/09/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/09/2018)	Closing Date that did not match the actual date of consummation - actual Closing Date 3/XX/2018		Reviewer Comment (2018-05-03): Post Close Closing Disclosure in file and Letter of Explanation to borrower.		05/03/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203358994	05/02/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
203358994	05/09/2018	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.
Financial Institution: XXX / End Date: 11/30/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 11/30/2017 // Account Type: Money Markets / Account Number: XXX, Financial Institution: XXX/ End Date: 11/30/2017 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 11/30/2017 // Account Type: Savings / Account Number: XXX, Financial Institution: XXX / End Date: 11/30/2017 // Account Type: Savings / Account Number: XXX Asset Account Date: 11/30/2017
Asset Account Date: 11/30/2017
Asset Account Date: 11/30/2017
Asset Account Date: 11/30/2017
 Asset Account Date: 11/30/2017
										Reviewer Comment (2018-05-24): Asset accounts that are more than 90 days old are not needed in order to meet reserve requirement. Exception cleared. Buyer Comment (2018-05-22): Disagree. Borrower has sufficient reserves in two accounts with Allianze of $401,744.35 dated 01/23/2018.	05/24/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
203358995	05/02/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/19/2018)							2	B	2/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	N/A	N/A	No
203358997	05/03/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/05/2018)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.						2	B	2/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
203359115	05/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/21/2017 did not disclose Non-Escrowed Property Costs over Year 1. (Final/12/21/2017)	The Non-Escrowed Property Costs over Year 1 field was left blank.		Reviewer Comment (2018-05-23): Field being blank is acceptable when there are no non-escrowed costs to disclose. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, Customer established an escrow account with this transaction ($847.92/month) that appears to cover all required ETIA items, so there would be no expectation for the creditor to disclosure anything in the Non-Escrow property costs over Year 1. Please provide explanation for why the lender to disclose Non-Escrow property costs over Year 1	05/23/2018			1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359115	05/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,749,493.84 disclosed on the Final Closing Disclosure dated 12/21/2017 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $2,749,660.96 provided on 01/03/2018, a difference of $167.12000. (Post-Close/01/03/2018)	Section A fees increased by $47.38, fees increased by $214.50 in section B offset by a $105 decrease in fees in section E of Post Close Closing Disclosure. Need evidence supporting that increase result from events occurring after consummation, otherwise, remediation required. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if transaction is rescindable), updated Closing Disclosure and proof of delivery.
Reviewer Comment (2018-10-01): This was sent for escalated review and exception remains.   Obtaining a ALTA Settlement Statement from closing showing the actual disbursements will aid in the determination if the changes on a PCCD are the result of (1) corrections to the final; or (2) events that occurred post-closing that caused the figures in the final CD to change.  With a settlement statement, a refund is required.

Buyer Comment (2018-09-28): MD 9/28, EM pushed this to Galton legal for opinion. Galton legal agrees that the settlement statement is not a TRID requirement for proving disbursement. Per Galton legal: .."the issuance of the post-closing CDs generally should be sufficient to satisfy the redisclosure requirement in §1026.19(f)(2)(ii).  I don’t see why there would be any need to also provide a settlement statement or other record of disbursement...this is a level of inquiry that goes beyond what is evident on the face of the disclosure statement, such that assignee liability for a discrepancy would be unlikely".

Reviewer Comment (2018-05-25): Please provide Settlement Statement in order to verify if any changes in fees occurred after close. Exception remains.

 Buyer Comment (2018-05-22): MD 5/22/18, Disagree that fees in section A increase. 12/21 CD discloses $1,056 and 1/3/18 PCCD discloses $1008.62 in "borrower responsible" fees with a $7.38 split fee lender fee. The increase in fees in section B are within 10% tolerance. The lender provided an accurate lender cure of $94.56, the increase in fees on the 1/3 PCCD are within tolerance and the lender provided the PCCD within the 30 days of consummation. CoC for increase in fee's on PCCD not required because lender provided accurate cure and overdisclosure of TOP is allowed, per SFIG. If there is a disagreement in the lender cure be sufficient, please provide calculations for what accurate could be and why.
														3	C	12/XX/2017	WA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359115	05/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 11/15/2017 received on or after the date the Closing Disclosure 11/17/2017 12:00:00 AM was received. (Interim/11/15/2017)	Missing evidence the Loan Estimate provided 11/15/2017 was received before the initial Closing Disclosure dated 11/17/2017.						2	B	12/XX/2017	WA	Primary	Refinance - Cash-out - Debt Consolidation		C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
203359115	05/08/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $119.12 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Final disclosure reflects a total expense for the credit report of $5119.12, initially disclosed as $50.00, sufficient cure provided at closing.		Reviewer Comment (2018-05-10): Sufficient or excess cure was provided to the borrower at Closing.		05/08/2018		1	A	12/XX/2017	WA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359116	05/05/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/05/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $442.12, while closing CD sellers fees total $532.12.						2	B	3/XX/2018	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359117	05/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 02/23/2018 did not disclose Non-Escrowed Property Costs over Year 1. (Final/02/23/2018)	Final Closing Disclosure provided on 02/23/2018 did not disclose Non-Escrowed Property Costs over Year 1.		Reviewer Comment (2018-05-23): Field being blank is acceptable when there are no non-escrowed costs to disclose. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, Customer established an escrow account with this transaction ($294.61/month) that appears to cover all required ETIA items, so there would be no expectation for the creditor to disclosure anything in the Non-Escrow property costs over Year 1. Please provide explanation for why the lender to disclose Non-Escrow property costs over Year 1	05/23/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359117	05/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/23/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/23/2018)	Final disclosure reflects closing date of 02/XX/2018; however, notary date reflects 02/XX/2018.		Reviewer Comment (2018-05-09): Letter of Explanation & Corrected Closing Disclosure in loan file.		05/09/2018		1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359117	05/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/23/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/23/2018)	Final Closing Disclosure refelcts an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit; cure of $563.50 is insufficient.		Reviewer Comment (2018-10-01): Effective 10/1/17 (optional compliance) fee reductions on subsequent disclosure not required to rebaseline fee amounts used for tolerance testing. OK to clear discount points tolerance exception (6542) and associated calculating cash to close exception (4826)	10/01/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359117	05/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $12,983.04 exceeds tolerance of $11,292.54. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points of $12,983.04 was disclosed as $11,292.54 on Closing Disclosure dated 02/08/2018 with no valid change of circumstance for increase. Insufficient cure of $563.50 was provided.
Reviewer Comment (2018-10-01): Effective 10/1/17 (optional compliance) fee reductions on subsequent disclosure not required to rebaseline fee amounts used for tolerance testing.  OK to clear discount points tolerance exception (6542) and associated calculating cash to close exception (4826)

Buyer Comment (2018-09-26): Can AMC to provide specific language in TILA that requires the lender to rebaseline the origination fee(s) to lesser amount. Based on how the lender handled the increase at closing and related $563.50 cure as it relates to the fee increase and CoC (baseline) on 2/7/18 , it would appear the lender was in compliance with §1026.19(e)(3)(i) - (iv).

Reviewer Comment (2018-05-24): Discount points fee was lowered to $11,292.54 on CD dated 02/08/2018 from $12,420 on LE dated 02/07/2018. Increase in fee on LE dated 02/07/2018 is valid with COC dated 02/07/2018. Discount points fee re-baselined with CD dated 02/08/2018. No valid COC for increase from CD dated 02/08/2018 in the amount $11,292.54 to Final CD dated 02/23/2018 in the amount of $12,983.04. Exception remains.

 Buyer Comment (2018-05-22): MD 5/22/18, Lender provided valid CoC on 2/7/18 stating there was a change in loan amount, Lock-In Rate that "increased discount fee". Per prior discussion with outside counsel,  "The failure to include the amount of the corrected fee in the COC form is not deemed material, per SFIG..." Uploaded 2/7/18 CoC for review and consideration to lower to non-material exception.
											10/01/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359117	05/08/2018	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage of $428,100 is insufficient to cover replacement cost of $566,013 (per the appraisal). Policy reflects extended coverage; however, does not specify amount.
Reviewer Comment (2018-06-14): Replacement Cost Estimator from insurer provided verifying sufficient coverage. Exception cleared.

Buyer Comment (2018-06-13): Disagree.  See cost to rebuild from insurance company.

Buyer Comment (2018-06-13): Disagree.  Hazard insurance documents replacement cost coverage and expanded replacement cost coverage in addition to the processor cert, coverage considered sufficient.

Reviewer Comment (2018-05-23): Provide cost estimator from insurer to confirm coverage amount of $428,100 is adequate based on the cost to rebuild. Exception remains.

 Buyer Comment (2018-05-22): Disagree.  See processor cert regarding insurance coverage.
											06/14/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203359117	05/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Capital Gains Tax Returns	Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met.	Only 2015 and 2016 returns were provided.		Reviewer Comment (2018-05-24): Minor loss included for qualifying. Three years returns not required. Buyer Comment (2018-05-22): Disagree. Capital Gains declining from 2015 to 2016. The 2014 tax returns would not affect the final income decision.	05/24/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203359117	05/08/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/30/2018)	Evidence of receipt of appraisal within 3 days of closing is missing from the file.						2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203359117	05/08/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Fails due to missing 3 years of personal tax returns to evaluate the Capital Gain loss.		Reviewer Comment (2018-05-24): Resolved QM variance for Capital Gain Loss Buyer Comment (2018-05-22): Disagree. Capital Gains declining from 2015 to 2016. The 2014 tax returns would not affect the final income decision.	05/24/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359118	05/05/2018	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	The Notice of Right to Cancel was provided on the H-9 form which is for refinances by the same creditor. The preliminary title report indicates the originating credit as Guaranteed Rate not LendUS. The Right to Cancel should have been provided on the H-8 form.
Reviewer Comment (2018-07-19): New corrected ROR was provided to and executed by borrower in person per explanation from lender.

Buyer Comment (2018-07-18): SMS 07/18/18, Received Notice of Right to Cancel executed by borrower along with letter of explanation.  Uploaded to AMC for review.

Reviewer Comment (2018-05-24): Reviewed by compliance. Use of H-9 instead of H-8 is material in all Circuits. Outside counsel has advised that use of Model Form H-8 in a transaction that would otherwise require use of Model Form H-9 could be deemed material on loans in circuits in which the issue has not been specifically addressed (such as the 9th Circuit where this property is located) or in cases in which there has already been unfavorable caselaw supporting this issue (specifically the 3rd and 7th).  Accordingly, AMC issues EV3 grades on the use of the incorrect Model Form on loans made outside of the 1st, 4th, 6th, or 11th Circuits. Loans made within these Circuits where caselaw has been favorable, is given an EV2/Non-Material grading. Exception remains as a EV3.

Buyer Comment (2018-05-22): MD 5/22/18, using the wrong Notice of Right to Cancel is not a material finding in this circumstance since property is not located within jurisdiction of the 7th or 3rd district courts. Per our legal counsel: This is only a material  issue in the 7th and 3rd Circuits. If an incorrect ROR has been used for loans secured by located on properties in these two Circuits, the suggested manner of remediation will suffice.  If the loans are secured by properties located in any of the other Circuits, use of an incorrect ROR is not material.
 Also, in this situation, the lender appears to be compliant with the requirement of §1026.2(a)(25)-6 by providing the general statement " ..Your home is the security for the new transaction."
												07/19/2018		2	B	3/XX/2018	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203359118	05/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $25.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Cure in the amount of $25.50 provided at close.		Reviewer Comment (2018-05-09): Sufficient or excess cure was provided to the borrower at Closing.		05/09/2018		1	A	3/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203359120	05/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Other not provided		Per Seller Guide, pg 102, Asset Documentation, the borrower must provide an explanation for any value change (+/-) of more than 15% of the ending balance in the prior month's statement. Both account 2912 and 8665 experienced changes of more then 15% in Aug/Sept 2017. Loan file missing LOE.		Reviewer Comment (2018-05-24): Upon further review and comparison of account statements investments moved from one account to another. No Letter of Explanation is required. Exception cleared. Buyer Comment (2018-05-22): Disagree. You can see that the change occurred within the two accounts as a transfer from one to the other, and should not require an explanation.	05/24/2018			1	A	3/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
203359120	05/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-06-05): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-05): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	06/05/2018			1	A	3/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
203359120	05/07/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/06/2018)							2	B	3/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
203359120	05/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/06/2018 did not disclose Non-Escrowed Property Costs over Year 1. (Final/03/06/2018)	Field left blank on Closing Disclosure.		Reviewer Comment (2018-05-23): Field being blank is acceptable when there are no non-escrowed costs to disclose. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, Customer established an escrow account with this transaction ($1098.95/month) that appears to cover all required ETIA items, so there would be no expectation for the creditor to disclosure anything in the Non-Escrow property costs over Year 1. Please provide explanation for why the lender to disclose Non-Escrow property costs over Year 1	05/23/2018			1	A	3/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
203359120	05/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2018-06-05): Loan was originated under an Asset Qualification program, Loan designation is ATR Risk, exception regraded to EV2-B Buyer Comment (2018-05-24): Disagree. For the Asset Qualifier program, the consumers ability to repay is based on the verified assets exceeding the sum of (1) the loan amount (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan.				2	B	3/XX/2018	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
203359120	05/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2018-06-05): Loan was originated under an Asset Qualification program, exception regraded to EV2-B Buyer Comment (2018-05-24): Disagree. For the Asset Qualifier program, the consumers ability to repay is based on the verified assets exceeding the sum of (1) the loan amount (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan.				2	B	3/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
203359120	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Loan was originated under an Asset Qualification program						2	B	3/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
203359121	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $155.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75103)	Appraisal re-inspection fee of $155 was not disclosed on binding Loan Estimate. Cure of $155.00 was provided.		Reviewer Comment (2018-05-09): Sufficient or excess cure was provided to the borrower.				2	B	3/XX/2018	HI	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203359121	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75104)	Appraisal review fee of $150 was not disclosed on binding Loan Estimate. Cure was provided in the amount of $150.00.		Reviewer Comment (2018-05-09): Sufficient or excess cure was provided to the borrower.				2	B	3/XX/2018	HI	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203359121	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/28/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/28/2018)	Final disclosure did disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit; cure of ($155.00) was provided.		Reviewer Comment (2018-05-09): Letter of Explanation & Corrected Closing Disclosure provided in loan file.		05/09/2018		2	B	3/XX/2018	HI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203359121	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/03/28/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $77,372.60, while closing CD sellers fees total $79,285.68.						2	B	3/XX/2018	HI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203359121	05/08/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/15/2018)	Appraisal was emailed to the borrower on 02/28/2018, after effective date of 02/19/2018; however, prior to the report/signature date of 03/15/2018.						2	B	3/XX/2018	HI	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203359124	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/21/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/21/2018)	Final Closing Disclosure disclosed a closing date of 03/XX/2018, however, security instrument notary date is 03/XX/2018.		Reviewer Comment (2018-05-09): Letter of Explanation & Corrected Closing Disclosure provided in loan file.		05/09/2018		1	A	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203359124	05/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/16/2018)	Missing evidence that borrower received initial Closing Disclosure dated 03/XX/2018 three days prior to closing.
Reviewer Comment (2018-06-12): Closing Disclosure dated 03/XX/2018 provided with electronic signature of borrower on 03/XX/2018. Exception cleared.

Buyer Comment (2018-06-11): MD 6/11/18, received copy of 3/16 CD from lender showing customer e-signed it on 3/XX. Uploaded for review

Reviewer Comment (2018-05-23): Screen print provided showing disclosures were delivered and eSigned on 03/XX/2018, however unable to confirm the actual document sent was the initial Closing Disclosure. Exception remains.

 Buyer Comment (2018-05-22): MD 5/22/18, screen shot in file showing lender edelivered initial CD on 3/16 and borrower consented on 3/16
											06/12/2018			1	A	3/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
203359124	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/21/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller Closing Disclosure fees total $13,845.26, while final Closing Disclosure seller's fees total $877.50						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203359125	05/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/07/2018 did not disclose Non-Escrowed Property Costs over Year 1. (Final/03/07/2018)	The final Closing Disclosure disclosure left the field titled Non-Escrowed Property Costs over Year 1 blank.		Reviewer Comment (2018-05-23): Field being blank is acceptable when there are no non-escrowed costs to disclose. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, Customer established an escrow account with this transaction ($972.90/month) that appears to cover all required ETIA items, so there would be no expectation for the creditor to disclosure anything in the Non-Escrow property costs over Year 1. Please provide explanation for why the lender to disclose Non-Escrow property costs over Year 1	05/23/2018			1	A	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359125	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/07/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/07/2018)	Final disclosure reflects a closing date of 03/XX/2018, document was executed on 03/XX/2018.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359125	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/03/07/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller Closing Disclosure fees total $33,684.00, while final Closing Disclosure sellers fees total $4,708.36.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203359127	05/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	3/XX/2018	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
203359128	05/07/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/14/2018)	Documentation in the file indicates the borrower received an emailed copy of the appraisal on 03/13/2018; however, the report date of the appraisal document was 03/14/2018.						2	B	3/XX/2018	CA	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No
203359128	05/09/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Purchase		B	B	B	A	B	B	A	A	N/A	N/A	No
203359129	05/08/2018	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Desk Review value is less than Appraised value by at least 10%.		The 1004 reflects a value of the subject property of $477,500. The Desk Review dated March 8, 2018 reflects a value of $400,000. The difference in value is -16.2%.
Reviewer Comment (2018-10-02): Regraded to EV2-B based on additional valuation product used to support the value within 10%.

Buyer Comment (2018-09-28): The Clear Capital reconciliation was based on the appraised value of $477,500.00, the BPO value of $420,000.00, and the Recon Value of $475,000.00 which returned a Recon Value to appraised value of $475,000.00. There was an 3 report reconciliation in the file utilizing 3 different values. The Galton guidelines do not require the CDA to be one of the values used in the 3 report reconciliation. Please clear.

Reviewer Comment (2018-09-21): The issue isn't the value used for LTV.  The issue is there is the 3 point recon supplied does not include the product used for LTV.  The 3 point uses the appraisal and BPO.  Securitization needs a 3 point recon that includes the appraisal and the CDA ($400k), that was used for LTV.

Buyer Comment (2018-09-19): Galton appraisal waterfall guidelines allow the use of the CDA value to establish the LTV/CLTV as an option with a max LTV of 70% (option #1on the waterfall). The LTV using the CDA is 55% and allowable per Galton guidelines. Please clear.

Reviewer Comment (2018-09-18): Clear capital recon was provided again.  This recon does not include the CDA dated 3/08/18 with $400,000 value.  Unable to clear.

Reviewer Comment (2018-07-12): Unable to clear exception.

Buyer Comment (2018-07-10): Agree.  If CDA was used the LTV is only 55%.  Non material.

Reviewer Comment (2018-05-24): Value of Reconciliation of Two Reports provided. Guidelines require the Value of Reconciliation of Three Reports. Appears recon is missing original CDA as part of the recon. Exception remains.

 Buyer Comment (2018-05-23): Disagree.  Required three report reconciliation is in the file.
														2	B	3/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	C	B	Non QM	Non QM	No
203359129	05/08/2018	Credit	Credit	Miscellaneous	Credit	Property valuation variance is greater than 10% between the valuation report used for LTV and supporting valuation report.	Valuation Type: Appraisal / Valuation Report Date: 02/11/2018, Valuation Type: Desk Review / Valuation Report Date: 03/22/2018	The 1004 reflects a value of the subject property of $477,500. The Desk Review dated March 8, 2018 reflects a value of $400,000. The difference in value is -16.2%		Reviewer Comment (2018-10-02): This is a duplicate of the property exception. Reviewer Comment (2018-05-24): Value of Reconciliation of Two Reports provided. Guidelines require the Value of Reconciliation of Three Reports. Appears recon is missing original CDA as part of the recon. Exception remains. Buyer Comment (2018-05-23): Disagree. Required three report reconciliation is in the file.	10/02/2018			1	A	3/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	C	B	Non QM	Non QM	No
203359129	05/08/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/03/22/2018)							2	B	3/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	C	B	Non QM	Non QM	No
203359129	05/08/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/03/08/2018)							2	B	3/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	C	B	Non QM	Non QM	No
203359129	05/08/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	3/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	C	B	Non QM	Non QM	No
203359129	05/08/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/23/2018 did not disclose Non-Escrowed Property Costs over Year 1. (Final/03/23/2018)	Field left blank.		Reviewer Comment (2018-05-23): Field being blank is acceptable when there are no non-escrowed costs to disclose. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, Customer established an escrow account with this transaction ($1183.62/month) that appears to cover all required ETIA items, so there would be no expectation for the creditor to disclosure anything in the Non-Escrow property costs over Year 1. Please provide explanation for why the lender to disclose Non-Escrow property costs over Year 1	05/23/2018			1	A	3/XX/2018	NJ	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	B	Non QM	Non QM	Yes
203359129	05/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/03/23/2018)	Seller Closing Disclosure reflects fees int he amount of $11,325.56, while the final Closing Disclosure reflects total seller paid fees as $11,325.56.						2	B	3/XX/2018	NJ	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	B	Non QM	Non QM	Yes
203359129	05/24/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/03/17/2018)	Missing evidence that BPO dated 03/17/2018 was provided to borrower three days prior to consummation.						2	B	3/XX/2018	NJ	Second Home	Purchase		C	B	C	A	C	B	C	B	Non QM	Non QM	No
203359130	05/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-07-02): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-06-28): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	07/02/2018			1	A	3/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203359132	05/08/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $520.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure provided on final Closing Disclosure		Reviewer Comment (2018-05-09): Sufficient or excess cure was provided to the borrower at Closing.		05/08/2018		1	A	4/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
203359132	05/08/2018	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Reviewer Comment (2018-05-23): ARM Disclosure provided stating that the borrower received the CHARM booklet on 02/26/2018. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, Arm disclosure in file dated 2/21/18 was esigned by borrower in 2/26/18. The disclosure also states that the borrower "acknowledges receiving and reading a copy of the CHARM booklet", please clear condition	05/23/2018			1	A	4/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
203359132	05/09/2018	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 12/31/2017 // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Asset Account Date: 12/31/2017		673 representative FICO score > 600 guideline minimum - 73 points above guideline minimum	Reviewer Comment (2018-06-12): Waived by client. Buyer Comment (2018-06-11): Ok to waive per Galton, non-material. Reviewer Comment (2018-05-25): Guidelines require assets to be no more than 90 days old from the Note. Investor to review. Exception remains. Buyer Comment (2018-05-24): Disagree. Considered Non Material. 401k asset document expired 03/31/2018 and the loan closed 04/XX/2018.			06/12/2018	2	B	4/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
203359133	05/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/30/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/30/2018)	Final Closing Disclosure reflects increased exceed legal limit by $35.75 which does not cover the various tolerance amounts.		Reviewer Comment (2018-06-27): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping. This is the appropriate documentation required to cure the exception.		06/27/2018		2	B	2/XX/2018	FL	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203359133	05/09/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $138.00 exceeds tolerance of $111.00. Insufficient or no cure was provided to the borrower. (7564)	Insufficient cure at closing.		Reviewer Comment (2018-05-24): Cure at close in the amount of $35.75 provided to cover Endorsement fee increase of $27.00 and Transfer tax increase of $3.50. Exception cleared.		05/24/2018		2	B	2/XX/2018	FL	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203359133	05/09/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $880.00 exceeds tolerance of $780.00. Insufficient or no cure was provided to the borrower. (7567)	Insufficient cure at closing.		Reviewer Comment (2018-06-27): PC CD was provided correcting the issue. The PC CD was accompanied by a letter of explanation to the borrower, as well as evidence of refund and shipping. This is the appropriate documentation required to cure the exception. Buyer Comment (2018-06-26): MD 6/26, received 6/22 PCCD with lender's cure reflected correctly. Uploaded PCCD, LOE, refund check and proof of delivery for review		06/27/2018		2	B	2/XX/2018	FL	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203359133	05/09/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,501.50 exceeds tolerance of $1,498.00. Insufficient or no cure was provided to the borrower. (8304)	Insufficient cure at closing.		Reviewer Comment (2018-05-24): Cure at close in the amount of $35.75 provided to cover Endorsement fee increase of $27.00 and Transfer tax increase of $3.50. Exception cleared. Buyer Comment (2018-05-22): MD 5/22/18, lender increased lender cure by $3.50 on the 1/30 CD to cover increase in Transfer Taxes. Need to confirm once conditions #6420158 and #6420160 are addressed and cleared the lender credit provided was sufficient to clear this condition		05/24/2018		2	B	2/XX/2018	FL	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499975	05/16/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	2/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
203499976	05/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/27/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/27/2018)	Closing Date that did not match the actual date of consummation of 3/XX/2018. Post Closed CD reflects closing date of 03/XX/2018. Missing letter of explanation why the error.						2	B	3/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203499978	05/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/03/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/03/2018)	The Note date is 04/XX/2018. The Notary date on the Security Instrument is 04/XX/2018.						2	B	4/XX/2018	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203499978	05/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/03/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $29,962.28, while closing CD sellers fees total $31,586.28.						2	B	4/XX/2018	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203499979	05/14/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Sufficient or excess cure was provided to the borrower at Closing in the amount of $174.00		Reviewer Comment (2018-05-16): Sufficient or excess cure was provided to the borrower at Closing.		05/14/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $87.00 exceeds tolerance of $63.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Sufficient or excess cure was provided to the borrower at Closing in the amount of $174.00		Reviewer Comment (2018-05-16): Sufficient or excess cure was provided to the borrower at Closing.		05/14/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time). Fee Amount of $87.00 exceeds tolerance of $77.00. Sufficient or excess cure was provided to the borrower at Closing. (7550)	Sufficient or excess cure was provided to the borrower at Closing in the amount of $174.00.		Reviewer Comment (2018-05-16): Sufficient or excess cure was provided to the borrower at Closing.		05/14/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/21/2018 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/21/2018)	Final Closing Disclosure provided on 03/21/017 disclosed amount finance as $788,530.05, calculated amount financed is $788,599.05. Post Close Closing Disclosure reflects 789,330.05. Missing letter of explanation to borrower and re-opening of rescission for cure.
Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.

Buyer Comment (2018-05-25): MD 5/25/18,  There is sufficient evidence in the file that the lender communicated with the borrowers via email, post closing, letting them know there was an error with issuing the loan as a 30 yr IO Note/Mtg and that they corrected it to a 40 yr IO. There is also an email from the lender delivering the revised PCCD. The lender re-opened ROR after issuing the revised Note, MTG and PCCD reflecting the 10 IO with 40 year term. The new ROR expired on 4/19/18. There is no TRID requirement for an LOE, rather this is a TILA 130(b) requirement and the only requirement in 130(b) is that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower". Arguably the lender sufficienlty notified the borrowers of their errors and the revised PCCD is document proof of the change in amount financed.
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												05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/21/2018 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/03/21/2018)	Final Closing Disclosure reads $5,061.20 and Post Close Closing Disclosure reflects $4,053.00. Missing letter of explanation on why the error to cure.
Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.

Buyer Comment (2018-05-25): MD 5/25/18,  There is sufficient evidence in the file that the lender communicated with the borrowers via email, post closing, letting them know there was an error with issuing the loan as a 30 yr IO Note/Mtg and that they corrected it to a 40 yr IO. There is also an email from the lender delivering the revised PCCD. The lender re-opened ROR after issuing the revised Note, MTG and PCCD reflecting the 10 IO with 40 year term. The new ROR expired on 4/19/18. There is no TRID requirement for an LOE, rather this is a TILA 130(b) requirement and the only requirement in 130(b) is that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower". Arguably the lender sufficienlty notified the borrowers of their errors and the revised PCCD is document proof of the change in monthly payment
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												05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/21/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/03/21/2018)	Final Closing Disclosure reads $5,601.00 and Post Close Closing Disclosure reads $4,053.00, Missing letter of explanation on why the error to cure.
Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.

Buyer Comment (2018-05-25): MD 5/25/18,  There is sufficient evidence in the file that the lender communicated with the borrowers via email, post closing, letting them know there was an error with issuing the loan as a 30 yr IO Note/Mtg and that they corrected it to a 40 yr IO. There is also an email from the lender delivering the revised PCCD. The lender re-opened ROR after issuing the revised Note, MTG and PCCD reflecting the 10 IO with 40 year term. The new ROR expired on 4/19/18. There is no TRID requirement for an LOE, rather this is a TILA 130(b) requirement and the only requirement in 130(b) is that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower". Arguably the lender sufficienlty notified the borrowers of their errors and the revised PCCD is document proof of the change in monthly payment
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												05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/21/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/21/2018)	Final Closing Disclosure reads closing date of 03/XX/18 and Notary date of 03/XX/18. Post Close Closing Disclosure reads correct closing date of 03/XX/18. Missing letter of explanation on why the error to cure.		Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.		05/29/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/21/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/21/2018)	Final Closing Disclosure provided on 03/21/017 disclosed a finance charge of $786,156.01, calculated finance charge are $1,030,655.63, resulting in a variance of $244,499.62. Post close Closing Disclosure reflects $1,029,924.63. Missing letter of explanation to borrower and re-opening of rescission for cure.
Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.

Buyer Comment (2018-05-25): MD 5/25/18,  There is sufficient evidence in the file that the lender communicated with the borrowers via email, post closing, letting them know there was an error with issuing the loan as a 30 yr IO Note/Mtg and that they corrected it to a 40 yr IO. There is also an email from the lender delivering the revised PCCD. The lender re-opened ROR after issuing the revised Note, MTG and PCCD reflecting the 10 IO with 40 year term. The new ROR expired on 4/19/18. There is no TRID requirement for an LOE, rather this is a TILA 130(b) requirement and the only requirement in 130(b) is that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower". Arguably the lender sufficienlty notified the borrowers of their errors and the revised PCCD is document proof of the change in amount financed.
  Uploaded all docs for review
												05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Loan Term	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/21/2018 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/03/21/2018)	Final Closing Disclosure reads 30 years and Note reads 40 years and Post Close Closing Disclosure reads 40 years. Missing letter of explanation why the error to cure.
Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.

Buyer Comment (2018-05-25): MD 5/25/18,  There is sufficient evidence in the file that the lender communicated with the borrowers via email, post closing, letting them know there was an error with issuing the loan as a 30 yr IO Note/Mtg and that they corrected it to a 40 yr IO. There is also an email from the lender delivering the revised PCCD. The lender re-opened ROR after issuing the revised Note, MTG and PCCD reflecting the 10 IO with 40 year term. The new ROR expired on 4/19/18. There is no TRID requirement for an LOE, rather this is a TILA 130(b) requirement and the only requirement in 130(b) is that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower". Arguably the lender sufficienlty notified the borrowers of their errors and the revised PCCD is document proof of the change in loan term
  Uploaded all docs for review
												05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Payment Max Amount	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/21/2018 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/03/21/2018)	Final Closing Disclosure reads $5,601.00 and Post Close Closing Disclosure reads $4,053.00. Missing letter of explanation on why the error to cure.
Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.

 Buyer Comment (2018-05-25): MD 5/25/18,  There is sufficient evidence in the file that the lender communicated with the borrowers via email, post closing, letting them know there was an error with issuing the loan as a 30 yr IO Note/Mtg and that they corrected it to a 40 yr IO. There is also an email from the lender delivering the revised PCCD. The lender re-opened ROR after issuing the revised Note, MTG and PCCD reflecting the 10 IO with 40 year term. The new ROR expired on 4/19/18. There is no TRID requirement for an LOE, rather this is a TILA 130(b) requirement and the only requirement in 130(b) is that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower". Arguably the lender sufficienlty notified the borrowers of their errors and the revised PCCD is document proof of the change in max payment
												05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/21/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/431046)	Final Closing Disclosure reads $5,601.20 and Post Close Closing Disclosure reads $4,053.48. Missing letter of explanation on why the error to cure.
Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.

Buyer Comment (2018-05-25): MD 5/25/18,  There is sufficient evidence in the file that the lender communicated with the borrowers via email, post closing, letting them know there was an error with issuing the loan as a 30 yr IO Note/Mtg and that they corrected it to a 40 yr IO. There is also an email from the lender delivering the revised PCCD. The lender re-opened ROR after issuing the revised Note, MTG and PCCD reflecting the 10 IO with 40 year term. The new ROR expired on 4/19/18. There is no TRID requirement for an LOE, rather this is a TILA 130(b) requirement and the only requirement in 130(b) is that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower". Arguably the lender sufficienlty notified the borrowers of their errors and the revised PCCD is document proof of the change in monthly payment
  Uploaded all docs for review
												05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/21/2018 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/03/21/2018)	Final Closing Disclosure provided on 03/21/18 disclosed a total of payments of $1,587,888.81, calculated total of payments are $1,832,457.43, resulting in a variance of -$244,568.62. Post Close Closing Disclosure reads $1,831,657.43. Missing letter of explanation of why the error and re-opening of rescission.
Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.

 Buyer Comment (2018-05-25): MD 5/25/18,  There is sufficient evidence in the file that the lender communicated with the borrowers via email, post closing, letting them know there was an error with issuing the loan as a 30 yr IO Note/Mtg and that they corrected it to a 40 yr IO. There is also an email from the lender delivering the revised PCCD. The lender re-opened ROR after issuing the revised Note, MTG and PCCD reflecting the 10 IO with 40 year term. The new ROR expired on 4/19/18. There is no TRID requirement for an LOE, rather this is a TILA 130(b) requirement and the only requirement in 130(b) is that "the creditor or assignee notifies the person concerned of the error and makes whatever adjustments in the appropriate account are necessary to assure that the person will not be required to pay an amount in excess of the charge actually disclosed, or the dollar equivalent of the annual percentage rate actually disclosed, whichever is lower". Arguably the lender sufficienlty notified the borrowers of their errors and the revised PCCD is document proof of the change in Total of Payments
												05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499980	05/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/21/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/03/21/2018)	Final Closing Disclosure provided on 03/21/2018 disclosed a Total Interest Percentage of 96.973%, and review calculated 127.544%, resulting in a variance 30.571%. Post Close Closing Disclosure reads 127.44% .Missing letter of explanation of why the error.		Reviewer Comment (2018-05-29): Letter of Explanation, Proof of Delivery, Corrected CD, and evidence of Rescission being re-opened provided. Exception cleared.		05/29/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499981	05/14/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/12/2018)							2	B	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
203499982	05/15/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
203499982	05/15/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2018-05-24): Mortgage Loan Payoff Statement provided. Exception cleared. Buyer Comment (2018-05-24): Disagree. The demand statement for the subject property is in the file under Legal Post Closing section	05/24/2018			1	A	3/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
203499983	05/14/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	3/XX/2018	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203499983	05/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/28/2018)	Final Closing Disclosure seller paid fees are $15,669. Seller Closing Disclosure fees are $72,666.12.						2	B	3/XX/2018	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203499983	05/15/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Agreement is not signed by the Borrower.						2	B	3/XX/2018	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203499984	05/14/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 04/16/2018, Transaction	Transaction date per notary and Closing Disclosure is 04/XX/2018. Hazard policy effective date is 04/16/2018.		Reviewer Comment (2018-05-25): Updated policy provided reflecting effective date of 04/06/2018. Exception cleared. Buyer Comment (2018-05-24): Disagree. Updated policy was in the file with an effective date of 04/06/2018.	05/25/2018			1	A	4/XX/2018	CT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203499985	05/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/12/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/12/2018)	Final Closing Disclosure reflects a closing date of 03/XX/2018. Post Close Closing Disclosure reflects closing date as 03/XX/2018. Actual closing date is 03/XX/2018.						2	B	3/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203499985	05/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/12/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/03/12/2018)	Hazard Policy monthly amount = 144.30 x 12 = $1731.60. Amount disclosed on Closing Disclosure is $1732.		Reviewer Comment (2018-05-16): Letter of Explanation and Corrected Closing Disclosure.		05/16/2018		2	B	3/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203499985	05/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/12/2018 did not disclose number of months for Property Tax under Prepaids. (Final/03/12/2018)	Number of months was left blank on Final Closing Disclosure.		Reviewer Comment (2018-05-16): Letter of Explanation and Corrected Closing Disclosure in loan file.		05/16/2018		2	B	3/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203499985	05/14/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $99.75 exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	No Cure provided to the borrower		Reviewer Comment (2018-05-16): Sufficient or excess cure was provided to the borrower at Closing.		05/14/2018		1	A	3/XX/2018	WA	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203499986	05/14/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	4/XX/2018	TX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203499987	05/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/17/2018)	TRID non compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller Closing Disclosure fees total $16,510.06, while consumer Closing Disclosure seller fees total $250.00.						2	B	4/XX/2018	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203499988	05/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/05/2018 did not disclose number of months for Property Tax under Prepaids. (Final/04/05/2018)	Missing number of months for the Prepaids for the seller paid Property Taxes.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203499988	05/16/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/04/05/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller Closing Disclosure fees total $77,599.00, while consumer Closing Disclosure seller fees total $77,519.00.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203499990	05/17/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 04/17/2018, Transaction	Loan closed and disbursed on 04/XX/2018. Hazard policy effective date is dated 04/17/2018.		Reviewer Comment (2018-05-24): Updated policy in file reflects effective date of 04/XX/2018. Exception cleared. Buyer Comment (2018-05-24): Disagree. Hazard Insurance Policy in file has an effective date of 04/XX/2018.	05/24/2018			1	A	4/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203499990	05/17/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/11/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller Closing Disclosure fees total $59,793.57, while consumer Closing Disclosure seller fees total $6,392.98.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203499991	05/16/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	A	B	A	A	A	A	A	Non QM	Non QM	No
203499992	05/15/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)			Reviewer Comment (2018-05-29): Rate worksheet provided confirming bona fide discount points. Loan is not considered a high cost loan. Exception cleared. Buyer Comment (2018-05-25): MD 5/25/18, EdgeMAC originally conditioned the loan as being HOEPA, however lender provided attestation that loan has 1.5 Bona Fide Discount points. After accepting the lender's attestation, the loan fell below the HOEPA threshold test. HOEPA related disclosures not required. Uploaded lender's attestation of Bona Fide discount points.	05/29/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203499992	05/15/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Evidence of disclosure is missing from the file.		Reviewer Comment (2018-05-29): Rate worksheet provided confirming bona fide discount points. Loan is not considered a high cost loan. Exception cleared. Buyer Comment (2018-05-25): MD 5/25/18, EdgeMAC originally conditioned the loan as being HOEPA, however lender provided attestation that loan has 1.5 Bona Fide Discount points. After accepting the lender's attestation, the loan fell below the HOEPA threshold test. HOEPA related disclosures not required. Uploaded lender's attestation of Bona Fide discount points.	05/29/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203499992	05/15/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.			Reviewer Comment (2018-05-29): Rate worksheet provided confirming bona fide discount points. Loan is not considered a high cost loan. Exception cleared. Buyer Comment (2018-05-25): MD 5/25/18, EdgeMAC originally conditioned the loan as being HOEPA, however lender provided attestation that loan has 1.5 Bona Fide Discount points. After accepting the lender's attestation, the loan fell below the HOEPA threshold test. HOEPA related disclosures not required. Uploaded lender's attestation of Bona Fide discount points.	05/29/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203499992	05/15/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Note and final disclosure reflects late charge of 15 days and 5%.		Reviewer Comment (2018-05-29): Rate worksheet provided confirming bona fide discount points. Loan is not considered a high cost loan. Exception cleared. Buyer Comment (2018-05-25): MD 5/25/18, EdgeMAC originally conditioned the loan as being HOEPA, however lender provided attestation that loan has 1.5 Bona Fide Discount points. After accepting the lender's attestation, the loan fell below the HOEPA threshold test. HOEPA related disclosures not required. Uploaded lender's attestation of Bona Fide discount points.	05/29/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203499992	05/15/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.76402% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $10,991.50 on a Federal Total Loan Amount of $190,691.42 vs. an allowable total of $9,534.57 (an overage of $1,456.93 or .76402%). Non-Compliant High Cost Loan.	Fees of $10,991.50 exceeds max of $9,534.57.		Reviewer Comment (2018-05-29): Rate worksheet provided confirming bona fide discount points. Loan is not considered a high cost loan. Exception cleared. Buyer Comment (2018-05-25): MD 5/25/18, EdgeMAC originally conditioned the loan as being HOEPA, however lender provided attestation that loan has 1.5 Bona Fide Discount points. After accepting the lender's attestation, the loan fell below the HOEPA threshold test. Uploaded lender's attestation of Bona Fide discount points.	05/29/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203499992	05/15/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Evidence of counseling status is missing from the file.		Reviewer Comment (2018-05-29): Rate worksheet provided confirming bona fide discount points. Loan is not considered a high cost loan. Exception cleared. Buyer Comment (2018-05-25): MD 5/25/18, EdgeMAC originally conditioned the loan as being HOEPA, however lender provided attestation that loan has 1.5 Bona Fide Discount points. After accepting the lender's attestation, the loan fell below the HOEPA threshold test. HOEPA related disclosures not required. Uploaded lender's attestation of Bona Fide discount points.	05/29/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203499992	05/15/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203499992	05/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/19/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/19/2018)	Cure of $17 is insufficient to cure various 0% tolerance violations of $22.		Reviewer Comment (2018-05-29): Valid Change of Circumstance provided for fee increases. No tolerance violation exists. Exception cleared.	05/29/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499992	05/15/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee of $467 was disclosed as $450 on binding Loan Estimate, Cure of $17 was provided at close.		Reviewer Comment (2018-05-17): Cure of $17 was provided at close.		05/17/2018		2	B	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499992	05/15/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $45.00 exceeds tolerance of $40.00. Insufficient or no cure was provided to the borrower. (75201)	Sub-escrow fee of $45 was disclosed as $40 on binding Loan Estimate. Additional cure of $5 was provided post close on Closing Disclosure dated 03/29/2018, however file is missing copy of refund check along with proof of delivery.		Reviewer Comment (2018-05-29): Valid Change of Circumstance provided for fee increases. No tolerance violation exists. Exception cleared. Buyer Comment (2018-05-25): MD 5/25/18, Lender disclosed $5.00 increase in Sub Escrow Fee on 2/15 CoC and disclosed the changed fee on the initial CD issued 2/16/18. Uploaded 2/15 CoC for review. Per §1026.19(e)(3)(ii)-2 and §1026.19(e)(3)(iv)(B)-1(ii) the lender is not required to reissue revised estimates when the aggregate change in fees does not exceed 10%.	05/29/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203499993	05/11/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/05/2018)							2	B	4/XX/2018	VT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
203499993	05/11/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	ALT Asset Qualifier		Reviewer Comment (2018-06-05): Loan was originated under an Asset Qualification program, Loan designation is ATR Risk, exception regraded to EV2-B Buyer Comment (2018-05-24): Disagree. For the Asset Qualifier program, the consumers ability to repay is based on the verified assets exceeding the sum of (1) the loan amount (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan.				2	B	4/XX/2018	VT	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
203499993	05/11/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	ALT Asset Qualifier		Reviewer Comment (2018-06-05): Loan was originated under an Asset Qualification program, regraded to EV2-B Buyer Comment (2018-05-24): Disagree. For the Asset Qualifier program, the consumers ability to repay is based on the verified assets exceeding the sum of (1) the loan amount (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan.				2	B	4/XX/2018	VT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
203499993	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Loan was originated under an Asset Qualification program						2	B	4/XX/2018	VT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
203499994	05/15/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Loan is a Higher Priced QM.		Reviewer Comment (2018-05-29): Upon further review last lock date was 03/16/2018 with an APOR of 4.5%. Loan is not a Higher Priced loan. Exception cleared. Buyer Comment (2018-05-25): MD 5/25/18, EdgeMAC relies on ComplianceEase to determine true APR Thresholds, in this case CE used the 3/12/18 APOR of 4.500% and the calculation of APR for the QM threshold test resulted in 5.737%, which is .263% below the trigger for Safe Harbor vs rebuttable presumption (6.000%). Disagree that loan should be considered HMPL/ rebuttable presumption. Uploaded CE audit results for review.	05/29/2018			1	A	4/XX/2018	ID	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203499998	05/15/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/03/21/2018)	The Second appraisal does not have evidence it was supplied to the Borrower prior to closing.						2	B	4/XX/2018	CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203499999	05/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/10/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/04/10/2018)	Closing Disclosure reflects the annual amount being collected as $2494.90, however only reflects 11 months being collected instead of 12.						2	B	4/XX/2018	MO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203499999	05/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/04/10/2018)	TRID non-compliant. Seller paid fees on Seller Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller Closing Disclosure fees total $33,642.38, while consumer Closing Disclosure seller fees total $32,700.00.						2	B	4/XX/2018	MO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203500003	05/15/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203550317	05/22/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203550317	05/22/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Cure provided on Final Closing Disclosure		Reviewer Comment (2018-05-25): Sufficient or excess cure was provided to the borrower at Closing.		05/22/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203550318	05/21/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203550318	05/22/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $1,050,000.00 is less than the note amount of $1,267,500.00 based on the title evidence in file.			Reviewer Comment (2018-06-13): Updated Title Commitment provided with amount of $1,267,500. Exception cleared. Buyer Comment (2018-06-12): Disagree. See upload for increased loan amount. Reviewer Comment (2018-05-31): Amended escrow instructions provided does not include policy amount being increased to cover loan amount of $1,267,500. Amendment modifies the Lender, Rate and Terms, and Vesting. Exception remains. Buyer Comment (2018-05-30): Disagree. See supplement for increased loan amount and proposed insured.	06/13/2018			1	A	2/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203550324	05/23/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	4/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	ATR Risk	No
203550324	05/23/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/06/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/06/2018)	Final disclosure reflects a closing date of 04/XX/2018, document was executed by the borrower on 04/XX/2018.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	ATR Risk	Yes
203550324	05/23/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/06/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/06/2018)	Final disclosure reflects a total interest percentage of 103.016%, calculated TIP bases on ARM index of 2.41 is 100.957%						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	ATR Risk	Yes
203550324	05/23/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/06/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $49,864.15, while closing CD seller's fees total $2,872.20						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	ATR Risk	Yes
203550324	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2018-06-05): Loan was originated under an Asset Qualification program, Loan designation is ATR Risk, exception regraded to EV2-B				2	B	4/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	B	B	B	A	B	B	A	A	Non QM	ATR Risk	Yes
203550324	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order fully to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2018-06-05): Loan originated under an Asset Qualification program, regraded to EV2-B				2	B	4/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	ATR Risk	No
203550324	06/05/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Loan was originated under an Asset Qualification program						2	B	4/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	ATR Risk	No
203550326	05/23/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing Profit and Loss for 2018 1st quarter and YTD balance sheet.
Reviewer Comment (2018-08-01): Submission as Non-QM was provided.  Based on adjusted lender's QM designation, the loan meets requirements.

Buyer Comment (2018-07-31): Please change designation to non-QM.

Reviewer Comment (2018-06-11): Loan meets QM requirements for Profit and Loss age, however file is missing Balance Sheet also. Exception remains.

 Buyer Comment (2018-06-08): Disagree.  Guidelines state for self employed borrowers, if more than 120 days have lapsed since filing the latest Schedule C, a dated year-to-date profit and loss statement is required.  Appendix Q does not give a specific time frame on when one should be provided.
											08/01/2018			1	A	4/XX/2018	MN	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
203550326	05/23/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Missing Profit and Loss for 2018 1st quarter and YTD balance sheet.
Reviewer Comment (2018-08-01): Submission as Non-QM was provided.  Based on adjusted lender's QM designation, the loan meets requirements.

Buyer Comment (2018-07-31): Please change designation to non-QM.

Reviewer Comment (2018-06-11): Loan meets QM requirements for Profit and Loss age, however file is missing Balance Sheet also. Exception remains.

 Buyer Comment (2018-06-08): Disagree.  Guidelines state for self employed borrowers, if more than 120 days have lapsed since filing the latest Schedule C, a dated year-to-date profit and loss statement is required.  Appendix Q does not give a specific time frame on when one should be provided.
											08/01/2018			1	A	4/XX/2018	MN	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203550326	05/23/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,560.50 exceeds tolerance of $2,314.00 plus 10% or $2,545.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Sufficient or excess cure was provided to the borrower at Closing in the amount of ($257.80).		Reviewer Comment (2018-05-29): Sufficient or excess cure was provided to the borrower at Closing.		05/23/2018		1	A	4/XX/2018	MN	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203550326	05/23/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient or excess cure was provided to the borrower at Closing in the amount of ($257.80).		Reviewer Comment (2018-05-29): Sufficient or excess cure was provided to the borrower at Closing.		05/23/2018		1	A	4/XX/2018	MN	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203550326	05/23/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75197)	Sufficient or excess cure was provided to the borrower at Closing in the amount of ($257.80).		Reviewer Comment (2018-05-29): Sufficient or excess cure was provided to the borrower at Closing.		05/23/2018		1	A	4/XX/2018	MN	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203550326	08/01/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements.		Reviewer Comment (2018-08-01): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements.		08/01/2018		2	B	4/XX/2018	MN	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203550327	05/23/2018	Credit	Assets	Asset Documentation	Assets	Asset documentation requirements not met according to Decision System Input.	All documentation requirements for DU were not met.	Missing source of large deposit into XXX account on 3/14 $84,500, 3/15 $100,000, 3/16 $100,000, and 3/19 $30,000.00. If these are from stock account used to qualify will require updated statement showing current balances after withdrawals.
Reviewer Comment (2018-06-18): Upon further review statement indicates account number from source of deposit which is borrower's XXX account. Exception cleared.

 Buyer Comment (2018-06-18): Disagree.  Non Material, as you can see the deposits into the XXX account in question came from the borrower's XXX accounts.  Per Fannie Mae guidelines when retirement account is used for the down payment or closing costs, if the value of the asset is at least 20% more than the amount of of funds needed for down payment and closing costs, no documentation of the borrower's actual receipt of funds realized from the sale or liquidation is required.  Even with the subraction of the deposits listed, the borrower has sufficient funds for reserves.
											06/18/2018			1	A	4/XX/2018	WA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
203550328	05/23/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	4/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203550334	05/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 04/10/2018 not accurate. (Final/04/10/2018)	HOA fee is $945 a year and Final Closing Disclosure reads $0.00.		Reviewer Comment (2018-06-13): Letter of Explanation and Corrected Closing Disclosure provided. Exception cleared. Buyer Comment (2018-06-12): SMS 06/12/2018: PCCD dated 05/04/2018 reflects corrected Escrowed Property Costs Year 1. Uploaded PCCD, proof of delivery method and letter of explanation to borrower to AMC for review.		06/13/2018		2	B	4/XX/2018	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550334	05/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/10/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/04/10/2018)	Final Closing Disclosure reflects 1 month and should have been 12 months since full annual policy amount was collected at close.						2	B	4/XX/2018	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550334	05/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/04/10/2018)	TRID non-compliant. Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure. Seller's CD shows $47,119.38 in seller paid closing costs, borrower's final CD shows $46,274.15. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.						2	B	4/XX/2018	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550335	05/24/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Fails QM Testing.	Points and Fees on subject loan of 3.23964% is in excess of the allowable maximum of 3.0%
Reviewer Comment (2018-08-21): Submission as Non-QM was provided.  Based on adjusted lender's QM designation, the loan meets requirements.

Buyer Comment (2018-08-20): Change to non-QM

Reviewer Comment (2018-06-27): Settlement fee paid to Crestline Funding Escrow, per AFB disclosure in file, this is an affiliate of lender Crestline Funding Corporation.

Buyer Comment (2018-06-26): MD 6/26/18, EM Disagrees. There is no indication that settlement/escrow fees are payable to the creditor, LO or affiliate. Crestline Funding is listed on the settlement provide list as a shoppable fee and per §1026.32(b)(1)(i)(D) the following are excluded "Any bona fide third-party charge not retained by the creditor, loan originator, or an affiliate of either, unless the charge is required to be included in points and fees under paragraph (b)(1)(i)(C), (iii), or (iv) of this section" It appears the total points and fees calculation of $7,330 is accurate.

Reviewer Comment (2018-06-15): Reviewed by compliance. 1026.32(b)(1)  states, "All items included in the finance charge under § 1026.4(a) and (b), except that the following items are excluded..."
As neither the HOA fee nor the settlement fee is excluded in the sections that follow, these fees are included in the QM pts/fees test. Exception remains.

 Buyer Comment (2018-06-13): SMS 06/13/2018 Disagree.  The transaction's total points and fees is $7,330.00, which does not exceed 3 percent of the total loan amount.  It appears as though AMC is including the HOA cert fee of $370.00 and the Settlement fee of $480.00. As per §1026.32(b), include the total amount of all Regulation Z Section 1026.4(c)(7) charges Not Included as a part of the Prepaid Finance Charge if paid to the creditor or creditor affiliate.  While the HOA Cert Fee and Settlement Fee are both paid to creditor or creditor affiliate, the fees are not 1026.4(c)(7) charges and they ARE part of the prepaid finance charge, therefore they should not be included in the points and fees test.  Please provide breakdown of points and fees that total $8180.00
											08/21/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203550335	05/24/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.23964% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $8,180.00 on a Federal Total Loan Amount of $252,497.36 vs. an allowable total of $7,574.92 (an overage of $605.08 or .23964%).	Points and Fees on subject loan of 3.23964% is in excess of the allowable maximum of 3.0%
Reviewer Comment (2018-08-21): Submission as Non-QM was provided.  Based on adjusted lender's QM designation, the loan meets requirements.

Buyer Comment (2018-08-20): Change to non-QM

Reviewer Comment (2018-06-27): Crestline Funing escrow is affiliate of lender Crestling Funding Corp per AFB disclosure in file.

Buyer Comment (2018-06-26): MD 6/26/18, EM Disagrees. There is no indication that settlement/escrow fees are payable to the creditor, LO or affiliate. Crestline Funding is listed on the settlement provide list as a shoppable fee and per §1026.32(b)(1)(i)(D) the following are excluded "Any bona fide third-party charge not retained by the creditor, loan originator, or an affiliate of either, unless the charge is required to be included in points and fees under paragraph (b)(1)(i)(C), (iii), or (iv) of this section" It appears the total points and fees calculation of $7,330 is accurate.

Reviewer Comment (2018-06-15): Reviewed by compliance. 1026.32(b)(1)  states, "All items included in the finance charge under § 1026.4(a) and (b), except that the following items are excluded..."
As neither the HOA fee nor the settlement fee is excluded in the sections that follow, these fees are included in the QM pts/fees test. Exception remains.

 Buyer Comment (2018-06-13): SMS 06/13/2018 Disagree.  The transaction's total points and fees is $7,330.00, which does not exceed 3 percent of the total loan amount.  It appears as though AMC is including the HOA cert fee of $370.00 and the Settlement fee of $480.00. As per §1026.32(b), include the total amount of all Regulation Z Section 1026.4(c)(7) charges Not Included as a part of the Prepaid Finance Charge if paid to the creditor or creditor affiliate.  While the HOA Cert Fee and Settlement Fee are both paid to creditor or creditor affilate, the fees are not 1026.4(c)(7) charges and they ARE part of the prepaid finance charge, therefore they should not be included in the points and fees test.
											08/21/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term
If a creditor or assignee determines after consummation that the total points and fees exceeds the 3% limit, but the loan meets the other requirements to be a QM, the excess amount can be refunded with the following conditions:
1) The refund is made within 210 days of consummation;
2) The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3) The loan is not 60 days delinquent;
4) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments).
 The lender will also be required to provide a copy of the refund check and proof of delivery.
																					C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203550335	06/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 04/20/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/04/20/2018)	HOA Cert Fee in the amount of $485.00 is show as paid to lender.						2	B	4/XX/2018	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203550335	08/21/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements.		Reviewer Comment (2018-08-21): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements.		08/21/2018		2	B	4/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203550338	05/24/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	4/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203550339	05/25/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Income Fee. Fee Amount of $26.00 exceeds tolerance of $23.00. Sufficient or excess cure was provided to the borrower at Closing. (7342)	Verification of income fee increased from $23 to $26 however final CD reflects cure.		Reviewer Comment (2018-05-29): Sufficient or excess cure was provided to the borrower at Closing.		05/25/2018		1	A	4/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203550339	05/25/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee increased from $750 to $800 however final Cd reflects cure.		Reviewer Comment (2018-05-29): Sufficient or excess cure was provided to the borrower at Closing.		05/25/2018		1	A	4/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203550339	05/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/21/2018)	The amount for seller fees on the borrower's CD is $87,115.40 whereas the fees reflected on the seller CD is $80,213.40.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203550340	05/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/01/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/01/2018)	Final CD reflected exceeds legal limits of $598.47 insufficient to cure all fee increases.		Reviewer Comment (2018-06-18): Valid Change of Circumstance in file for increase in Loan Discount Points. No tolerance violation exists. Exception cleared.	06/18/2018			1	A	2/XX/2018	WA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550340	05/25/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,302.87 exceeds tolerance of $1,144.00 plus 10% or $1,258.40. Insufficient or no cure was provided to the borrower. (0)	10% fees threshold exceeded by $44.47. The Lender did provided tolerance cure at closing the amount of $598.47. Insufficient cure was provided to the borrower.		Reviewer Comment (2018-05-29): Cured at closing.		05/29/2018		2	B	2/XX/2018	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550340	05/25/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $12,359.38 exceeds tolerance of $11,313.00. Insufficient or no cure was provided to the borrower. (7200)	Discount fee increased from $11,313 to $12,359.38. Change of Circumstance in file for increase does not state reason for the Discount Fee being increased. Insufficient cure was provided to the borrower.
Reviewer Comment (2018-06-18): Valid Change of Circumstance in file for increase in Loan Discount Points. No tolerance violation exists. Exception cleared.

 Buyer Comment (2018-06-13): SMS 06/13/2018: Disagree.  Change of Circumstance form dated 01/29/2018 page 1 reflects the reason for the increase in discount points as being due to information obtained after last disclosure.  Under 19(e)(3)(iv)(A), information specific to the consumer or transaction that the creditor relied upon when providing the disclosures required under paragraph (e)(1)(i) of this section and that was inaccurate or changed after the disclosures were provided is a valid change of circumstance. Uploaded 01/29/2018 CoC for review and consideration to lower to non-material exception.
											06/18/2018			1	A	2/XX/2018	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550340	05/25/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,049.00 exceeds tolerance of $899.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee increased from $899 to $1,049. Final CD reflects cure of $598.47.		Reviewer Comment (2018-05-29): Cured at closing.		05/29/2018		2	B	2/XX/2018	WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550341	05/25/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Non QM	Non QM	No
203550341	05/31/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $31,924.75 exceeds tolerance of $31,896.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-05-31): Sufficient or excess cure was provided to the borrower at Closing.		05/31/2018		1	A	3/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	A	A	A	A	Non QM	Non QM	Yes
203550341	05/31/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-05-31): Sufficient or excess cure was provided to the borrower at Closing.		05/31/2018		1	A	3/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	A	A	A	A	Non QM	Non QM	Yes
203550343	05/25/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-95.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-145.00. (9300)	Final Lender Credit of $-95.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-145.00. Lender credit was was lowered from $145 to $95 on Loan Estimate dated 03/12/2018.		Reviewer Comment (2018-05-31): Cure of $100 provided at close for decrease in lender credits and appraisal fee.		05/31/2018		2	B	3/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550343	05/31/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient cure of $100 provided at close for lender credit decrease and appraisal fee increase.		Reviewer Comment (2018-05-31): Sufficient or excess cure was provided to the borrower at Closing.		05/31/2018		1	A	3/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550344	05/25/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203550344	05/25/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	4/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203550344	05/25/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/27/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	Missing the 2017 business tax returns.		Reviewer Comment (2018-06-11): Guidelines have been met. Exception cleared. Buyer Comment (2018-06-08): Disagree. The initial application date is used to determine documentation required. The initial application date is 03/27/2018 and the loan closed 04/XX/2018. The file contains P&L for 2017 which supports income used to qualify. The 4506 T reflects no record found.	06/11/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203550344	05/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/19/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/04/19/2018)	Representative contact information was not provided on the Final CD for lender.						2	B	4/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
203550344	05/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Borrower Paid Cash to Close	TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 04/19/2018 disclosed Cash to Close in the Costs at Closing Table that does not match the Calculating Cash to Close table. (Final/04/19/2018)	The cash to close table on the Final CD reflects the borrower is receiving $800.53, however page 1 indicates the borrower was to receive $800.53 however this was crossed through and changed to $941.49 which was initialed by borrower. Correct on post close CD, however missing Letter of Explanation to borrower.						2	B	4/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
203550345	05/23/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203550345	05/23/2018	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall in the amount of $181,100.		Reviewer Comment (2018-06-11): Cost Estimator from insurer provided. Exception cleared. Buyer Comment (2018-06-08): Disagree. Attached to hazard insurance is cost to rebuild estimator from insurance company. Coverage is sufficient.	06/11/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203550346	05/23/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	4/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203550348	05/24/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.30 is less than Guideline PITIA months reserves of 9.00.	Guidelines require 9 months. Only verified 7.30 months.
Reviewer Comment (2018-06-18): Per post close Closing Disclosure closing was delayed and reduced the amount of prepaid interest that was initially being collected. In addition seller paid 6 months of property taxes that originally was reflected as borrower paying. Borrower has sufficient reserves int eh amount of 9.59 months after closing. Exception cleared.

Buyer Comment (2018-06-14): Disagree.  See CD issued 04/03/2018 reflects closing costs of $9,636.62, with adjustments to other costs on the CD.  Please recalculate per CD in file issued 04/03/2018.

Reviewer Comment (2018-05-31): Reserve Calculation and assets provided. Review used same assets as lender with a total of $106,930.41. Calculation provided does not appear to include closing costs in the amount $16,809.15, seller credit for $11,500 and adjustments in the amount $2037.09 for taxes already paid by seller. Review calculation is $68,800 down payment + $16,809.15 closing costs - $11,500 seller credit + $2037.09 adjustment = $76,146.24 total cash needed. $106,930.41 - $76,146.24 = $30,784.17 available for reserves. $30,784.17 / $4224.58 = 7.29 month reserves remaining. Exception remains.

 Buyer Comment (2018-05-30): Disagree.  There was a $20,000.00 withdrawal from the borrower's 401k deposited into the XXX account ending XXX.  Borrower has sufficient reserves.
											06/18/2018			1	A	3/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203550348	05/24/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/03/14/2018)	The Final Closing Disclosure reflects the Seller fee in Section C for Title-Notary in the amount of $175.00 while the Seller Closing Statement reflects the fee as $80.00.						2	B	3/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203550348	05/24/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $35.00 exceeds tolerance of $15.00. Sufficient or excess cure was provided to the borrower at Closing. (7341)	The Lender Credited the Borrower at closing the amount of $20.00 for the Cost to Cure difference regarding the Verification of Employment Fee.		Reviewer Comment (2018-05-25): Sufficient or excess cure was provided to the borrower at Closing.		05/24/2018		1	A	3/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203550349	05/24/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/18/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/04/18/2018)	Prepaid homeowner's insurance of $3617 reflected on final disclosure is for flood insurance annual premium. Flood Insurance prepaid amount placed in the Homeowner's Insurance Premium line.						2	B	4/XX/2018	SC	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203550350	05/23/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 14.17 is less than Guideline PITIA months reserves of 15.00.	Per the guideline 15 months of reserves were required; however, the file is less than one month short.		Reviewer Comment (2018-06-11): Borrower has sufficient reserves. Borrower is required 9 months for subject property and 6 months reserves of the PITIA of financed properties. Exception cleared. Buyer Comment (2018-06-08): Disagree. Borrower has sufficient funds for closing and reserves for subject property and rental property. Assets verified $76,619.19, cash to close $28,819.13 Available $47,800.06 - 9 months required for subject $3,3054.75 and 6 months required for all financed properties of $9,132.30 = $39,487.05 with $8,313.09 remaining.	06/11/2018			1	A	4/XX/2018	AL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203550350	05/24/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee of $500 was disclosed as $475 on binding LE; sufficient cure of ($25) was provided.		Reviewer Comment (2018-05-29): Sufficient or excess cure was provided to the borrower at Closing.		05/24/2018		1	A	4/XX/2018	AL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203550351	05/23/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	4/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No
203550351	05/24/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/04/16/2018)	Seller Closing Disclosure not located in the file.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
203550351	05/24/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/16/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/04/16/2018)	Note reflects language assumption but final CD will not allow.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
203550353	05/25/2018	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall in amount of $132,250. Missing the cost estimator from the insurer.		Reviewer Comment (2018-06-11): Hazard Policy in file contains the insurer's Estimated Rebuild Cost. Coverage is sufficient. Exception cleared. Buyer Comment (2018-06-08): Disagree. Page 2 of the pdf in file from XXX insurance reflects the insurance company utilized industry-leading tools to assess costs to reconstruct the propery at $419,000.00. Insurance coverage in file is sufficient.	06/11/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203550354	05/28/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	4/XX/2018	HI	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203550355	05/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/04/26/2018)	Evidence of seller's disclosure is missing from the file.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203550356	05/25/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Missing 2017 executed personal tax returns.		Reviewer Comment (2018-06-12): Although the 2017 business returns are present, the 2017 personal returns were not provided, however, there are two years business and personal returns in the file, Exception Cleared. Buyer Comment (2018-06-08): Disagree. 2017 extension is in file.	06/12/2018			1	A	5/XX/2018	PA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203550356	05/25/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Missing 2017 executed personal tax returns.		Reviewer Comment (2018-06-12): Loan is SHQM	06/12/2018			1	A	5/XX/2018	PA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203550357	05/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/19/2018)	Verified per the seller's CD the total seller paid closing costs are $ 57,419.68, however the final consumer CD reflects seller paid closing costs of $57,806.37.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203550357	05/25/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Missing evidence the borrower was provided the list of home-ownership counseling organizations within 3 business days of application.						2	B	4/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203550357	05/28/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $425.00 exceeds tolerance of $375.00 plus 10% or $412.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $425, exceeds tolerance limit of $412.50 by $12.50; however, sufficient cure provided at closing.		Reviewer Comment (2018-05-30): Sufficient or excess cure was provided to the borrower at Closing.		05/28/2018		1	A	4/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	B	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203550357	05/30/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	4/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203550359	05/25/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $34,914.77 on Final Closing Disclosure provided on 04/20/2018 not accurate. (Final/04/20/2018)	Amount of Estimated Property Costs over Year 1 of $34,914.77 on Final Closing Disclosure provided on 04/20/2018 does not total the tax and insurance amounts paid in one year.		Reviewer Comment (2018-05-31): Letter of Explanation & Corrected Closing Disclosure provided in file.		05/31/2018		2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550359	05/25/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,937.00 exceeds tolerance of $5,039.00 plus 10% or $5,542.90. Sufficient or excess cure was provided to the borrower at Closing. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $5,937.00, exceeds tolerance limit of $5,542.90 by $394.10, sufficient cure provided at closing.		Reviewer Comment (2018-05-31): Sufficient or excess cure was provided to the borrower at Closing.		05/25/2018		1	A	4/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550359	05/25/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Non QM does not match ATR fail.		Reviewer Comment (2018-06-12): Third Party verification provided. ATR requirement met. Exception cleared. Buyer Comment (2018-06-11): Disagree. Minimal loss per month average from Schedule C compared to total income used to qualify. Non QM. See evidence provided that she is a XXX.	06/12/2018			1	A	4/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550359	05/25/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship employment status using reasonably reliable third-party records.	Missing third party verification of self employment for the primary borrower. Guidelines require a VOE within 30 days of closing and does not differentiate between a minor loss and positive income in the requirement.		Reviewer Comment (2018-06-12): Third Party verification provided. ATR requirement met. Exception cleared. Buyer Comment (2018-06-11): Disagree. Minimal loss per month average from Schedule C compared to total income used to qualify. Non QM. See evidence provided that she is a XXX.	06/12/2018			1	A	4/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203550359	05/25/2018	Compliance	Compliance	Federal Compliance	Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability to Repay not satisfied due to missing schedule C reliable third party verification of employment.		Reviewer Comment (2018-06-12): Third Party verification provided. ATR requirement met. Exception cleared.	06/12/2018			1	A	4/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
203550359	05/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/20/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/20/2018)	Final disclosure reflects a closing date of 04/XX/2018, document was executed on 04/XX/2018. File contains a post closing disclosure with the accurate closing/funding date.		Reviewer Comment (2018-05-31): Letter of Explanation & Corrected Closing Disclosure provided in file.		05/31/2018		1	A	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203550359	05/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/20/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $162,668.00, while closing CD seller's fees total $161,589.00.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
203656956	06/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	4/XX/2018	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	A	B	A	A	A	A	A	N/A	N/A	No
203656957	06/12/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)	Final disclosure reflects a total expense for the appraisal Review Fee of $125.00, not initially disclosed, sufficient cure provided at closing				06/12/2018		1	A	4/XX/2018	TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
203656959	06/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	A	B	A	A	A	A	A	Non QM	Non QM	No
203656960	06/13/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/16/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	Most recent business tax return in file is 2016.						2	B	4/XX/2018	CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203656960	06/13/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $93.47 exceeds tolerance of $91.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Final disclosure reflects a total expense for the credit report fee of $93.47, initially disclosed as $91.00, sufficient cure provided at closing		Reviewer Comment (2018-06-19): Sufficient or excess cure was provided to the borrower at Closing.		06/13/2018		1	A	4/XX/2018	CO	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656962	06/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/23/2018)	Right to receive copy of appraisal is not on file.						2	B	5/XX/2018	TN	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203656962	06/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/02/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $17,364.18, while closing CD sellers fees total $0.00.						2	B	5/XX/2018	TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656963	06/19/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-08-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-08-20): 3 or more payments have been made, please clear the exception.	08/21/2018			1	A	4/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203656964	06/13/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/11/2018 did not disclose the Escrow Waiver Fee. (Final/04/11/2018)	Final closing disclosure reflects escrow waiver fee on page 2 however no escrow waiver fee is reflected on page 4 of CD.		Reviewer Comment (2018-06-13): PCCD page 4 reflects $2650.00 along with LOE in file.		06/13/2018		2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656964	06/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/04/11/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $78,318.50, while closing CD sellers fees total $73,318.50.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656964	06/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/26/2018)	Missing acknowledgement at closing.						2	B	4/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203656964	06/13/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $330.00 exceeds tolerance of $184.00 plus 10% or $202.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Sufficient or excess cure was provided to the borrower at Closing of $127.60.		Reviewer Comment (2018-06-19): Sufficient or excess cure was provided to the borrower at Closing.		06/13/2018		1	A	4/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656965	06/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2018-06-25): Final 1003 provided. Buyer Comment (2018-06-21): Disagree. Final 1003 is in file under legal post closing.	06/25/2018			1	A	5/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
203656965	06/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	5/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
203656966	06/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	Initial Loan Estimate utilized one table while subsequent Loan Estimates utilized a different table.						2	B	4/XX/2018	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656966	06/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $9,151.89 on Final Closing Disclosure provided on 04/27/2018 not accurate. (Final/04/27/2018)	Final disclosure reflects a total costs over year 1 of $9,151.89, Calculated total costs is $9,983.88.
Reviewer Comment (2018-10-01): Per escalated review, escrows on CD tie out to payments in on IEAD, subsequently the exception can be cleared.

 Buyer Comment (2018-09-28): MD 9/28 This loan has been reviewed by Galton legal and deemed compliant, based off the "best information reasonably available standard". Per Galton Legal: the standard for the escrow payment disclosure is that it needs to be based on the best information reasonably available to the creditor at consummation, so the figures [ $827.23/month] on the CD that was provided at closing would be considered accurate.  This would mean that the borrower would have received accurate material disclosures at closing, two copies of the notice of the right to cancel, and three business days to decide whether to rescind.  The discovery of updated HOI information [$831.99/month], after consummation may trigger an obligation to issue an updated PCCD but since the original CD was not deficient in any way when issued, I don’t think that it triggers any obligation to reopen rescission. Uploaded legal opinion and lenders supporting documentation for review
											10/01/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656966	06/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/27/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/462537)	Total estimated escrow of $831.99 is not accurate, total homeowners insurance premium per the declaration is $971.00. Total estimated escrow payment is $827.24.
Reviewer Comment (2018-10-01): Per escalated review, escrows on CD tie out to payments in on IEAD, subsequently the exception can be cleared.

 Buyer Comment (2018-09-28): MD 9/28 This loan has been reviewed by Galton legal and deemed compliant, based off the "best information reasonably available standard". Per Galton Legal: the standard for the escrow payment disclosure is that it needs to be based on the best information reasonably available to the creditor at consummation, so the figures [ $827.23/month] on the CD that was provided at closing would be considered accurate.  This would mean that the borrower would have received accurate material disclosures at closing, two copies of the notice of the right to cancel, and three business days to decide whether to rescind.  The discovery of updated HOI information [$831.99/month], after consummation may trigger an obligation to issue an updated PCCD but since the original CD was not deficient in any way when issued, I don’t think that it triggers any obligation to reopen rescission. Uploaded legal opinion and lenders supporting documentation for review
											10/01/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656966	06/14/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/27/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/462537)	Total estimated escrow of $831.99 is not accurate, total homeowners insurance premium per the declaration is $971.00. Total estimated escrow payment is $827.24.
Reviewer Comment (2018-10-01): Per escalated review, escrows on CD tie out to payments in on IEAD, subsequently the exception can be cleared.

 Buyer Comment (2018-09-28): MD 9/28 This loan has been reviewed by Galton legal and deemed compliant, based off the "best information reasonably available standard". Per Galton Legal: the standard for the escrow payment disclosure is that it needs to be based on the best information reasonably available to the creditor at consummation, so the figures [ $827.23/month] on the CD that was provided at closing would be considered accurate.  This would mean that the borrower would have received accurate material disclosures at closing, two copies of the notice of the right to cancel, and three business days to decide whether to rescind.  The discovery of updated HOI information [$831.99/month], after consummation may trigger an obligation to issue an updated PCCD but since the original CD was not deficient in any way when issued, I don’t think that it triggers any obligation to reopen rescission. Uploaded legal opinion and lenders supporting documentation for review
											10/01/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656966	06/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/27/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/04/27/2018)	Total estimated escrow of $831.99 is not accurate, total homeowners insurance premium per the declaration is $971.00. Total estimated escrow payment is $827.24		Reviewer Comment (2018-10-01): Per escalated review, escrows on CD tie out to payments in on IEAD, subsequently the exception can be cleared.	10/01/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656966	06/14/2018	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2018, prior to three (3) business days from transaction date of 05/XX/2018.	File is missing the accurate right to cancel form to coincide with the closing date of 05/XX/2018. File is missing the accurate right to cancel form to coincide with the closing date of 05/XX/2018. Two Closing Disclosures dated 04/27/2018 in file. Most recent CD with date 04/27/2018 is executed by borrowers on 05/XX/2018.		Reviewer Comment (2018-10-01): Attestion provided to verify 2nd 4/27/18 CD was actually issued 5/XX/18 and making it a PC CD, cleariing the exception.	10/01/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656966	06/14/2018	Compliance	Compliance	Federal Compliance	TILA	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	File is missing the accurate right to cancel form to coincide with the closing date of 05/XX/2018. Two Closing Disclosures dated 04/27/2018 in file. Most recent CD with date 04/27/2018 is executed by borrowers on 05/XX/2018.		Reviewer Comment (2018-10-01): Attestion provided to verify 2nd 4/27/18 CD was actually issued 5/XX/18 and making it a PC CD, cleariing the exception. Buyer Comment (2018-09-28): MD 9/28, EM submitted closing docs, including both 4/27 CD's and lender's post close CoC with updated fees to Galton legal for review. Both EM and Galton legal agree that the 4/27 CD signed on 5/2 had an incorrect issue date. This was actually a 5/XX PCCD as evidenced by the updated fees disclosed in relation to the 5/XX CoC and supporting documentation provided by the lender.	10/01/2018			1	A	4/XX/2018	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656967	06/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	5/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203656967	06/13/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/26/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	2016 Tax Year is the most recent for both 1040 and 1120S in file.						2	B	5/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203656967	06/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/08/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/08/2018)	Final Closing Disclosure reflects closing date of 05/XX/2018; actual date of consummation is 05/XX/2018.						2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656967	06/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/05/08/2018)	The Seller CD reflected fees of $70,899.50 and the buyer CD reflected costs to the seller of $72,417.00.						2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656968	06/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/19/2018)	Evidence of receipt of appraisal within 3 days of closing is missing from the file. Borrower signed a document stating the appraisal copy was emailed 04/23/2018 which was not 3 days prior to consummation.						2	B	4/XX/2018	TN	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
203656969	06/14/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Approval not provided				Reviewer Comment (2018-06-25): Approval not required per guides. Buyer Comment (2018-06-21): Disagree. Initial Seller approval in file under underwriting and 1008 provided in file for change of loan terms.	06/25/2018			1	A	5/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
203656971	06/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/26/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/01/26/2018)	Closing Disclosure has insurance premium as $494.92 for 12 months which is remaining balance due on premium per homeowners insurance binder. Which reflects annual premium of $1,024 with remaining balance due of $494.92. Post closing CD cures this issue as CD reflects premium of $1,350 for 12 months this binder is also in file. Missing letter of explanation to cure.		Reviewer Comment (2018-06-19): Letter of Explanation and Corrected Closing Disclosure in file.		06/19/2018		2	B	1/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203656974	06/14/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (Karthikeyan/Balachandran/1404339)	Dates presented as reflected on WVOE and VVOE for employment; however, missing third party verification of self employment.						2	B	5/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203656974	06/14/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	Initial LE dated 04/06/2018 was provided by the Broker firm was on a different format.						2	B	5/XX/2018	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656975	06/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/04/27/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $114,865.40, while closing CD seller's fees total $114,825.40.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656975	06/15/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/12/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	Extension for 2017 self employment taxes were filed.						2	B	4/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203656976	06/14/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	5/XX/2018	CA	Investment	Refinance - Rate/Term		B	B	B	A	B	B	A	A	N/A	N/A	No
203656976	06/14/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	5/XX/2018	CA	Investment	Refinance - Rate/Term		B	B	B	A	B	B	A	A	N/A	N/A	No
203656977	06/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/08/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $33,674.72, while closing CD sellers fees total $29,167.00.						2	B	5/XX/2018	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203656978	06/15/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/11/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $50,857.50, while closing CD sellers fees total $0.00.						2	B	5/XX/2018	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656981	06/14/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Approval not provided				Reviewer Comment (2018-06-25): Guidelines do not specifically require an approval. Buyer Comment (2018-06-21): Disagree. Underwriter signed 1008 is in the file under underwriting.	06/25/2018			1	A	3/XX/2018	WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
203656982	06/15/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Disclosure in the loan file was not signed by the Borrower.						2	B	4/XX/2018	OR	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
203656982	06/15/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,592.00 exceeds tolerance of $2,318.00 plus 10% or $2,549.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	Sufficient or excess cure was provided to the borrower at Closing		Reviewer Comment (2018-06-19): Sufficient or excess cure was provided to the borrower at Closing.		06/15/2018		1	A	4/XX/2018	OR	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203656982	06/15/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $517.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-06-19): Sufficient or excess cure was provided to the borrower at Closing.		06/15/2018		1	A	4/XX/2018	OR	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
203656984	06/15/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $5,064.00 on Final Closing Disclosure provided on 05/08/2018 not accurate. (Final/05/08/2018)	Appraisal indicated the fee at $279 per month for association fees.		Reviewer Comment (2018-07-25): Received HOA budget confirming monthly HOA of $422.02 / month. Buyer Comment (2018-07-19): SMS 07/19/2018: Received HOA questionnaire from the association supporting the amount reflected on the Final CD. Uploaded for AMC review.	07/25/2018			1	A	5/XX/2018	HI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203656984	06/17/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/08/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $105,769.77, while closing CD seller's fees total $104,450.23; however, corrections made on PCCD.		Reviewer Comment (2018-06-19): Letter of Explanation and Corrected Closing Disclosure in file.		06/19/2018		2	B	5/XX/2018	HI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203973306	06/19/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Missing CPA letter or business license documentation.
Reviewer Comment (2018-09-19): Per client response, loan was resubmitted as Non-QM.

Buyer Comment (2018-09-19): Please change to Non QM

Reviewer Comment (2018-07-24): Docs were provided from XXX, however 1003 and tax documents list self employment as XXX.  Tax transcripts from 2006 are too dated to be considered as 3rd party documentation.  Please provide CPA letter or other evidence of borrower's business.

 Buyer Comment (2018-07-20): Disagree, file contains 2 years signed and dated tax returns, a third party verification letter from managing partner stating borrower is a consultant for XXX since 2015 and verification of XXX.  All were in the file and uploading again for AMC to review.  Documents meet guidelines and Appendix Q requirements.
											09/19/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
203973306	06/19/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Wages Documentation	Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient.	Borrower started new job and 1st paystub will be issued on 04/23/2018 a copy was provided along with job offer letter.. Previous job last date of employment was on 03/22/2018 and Note date 03/XX/2018.		Reviewer Comment (2018-09-19): Per client response, loan was resubmitted as Non-QM. Buyer Comment (2018-09-19): Please change to Non QM. Reviewer Comment (2018-07-24): Loan closed 3/XX/18 and funded 4/XX/18. Paystub provided is dated 4/23/18. Post closing documentation can not be used to cure QM exceptions. Buyer Comment (2018-07-20): Disagree, file contains contract and a copy of the co-borrowers paystub located in the Income and Assets section / Paystub_Cond_56337_20180531.pdf. Attaching again for AMC to review. This satisfies guidelines and appendix Q requirements.	09/19/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
203973306	06/19/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Fails QM Testing.	Missing verification of self-employment through CPA or business license for borrower and paystub for CB new job will not be issued until 04/23/2018.
Reviewer Comment (2018-09-19): Per client response, loan was resubmitted as Non-QM.

Buyer Comment (2018-09-19): Please change to Non QM

Reviewer Comment (2018-07-24): Borrower is still missing existence of schedule C consulting business and co-borrower's paystub is post closing and can not be used to clear QM exceptions.

 Buyer Comment (2018-07-20): Disagree, file contains 2 years signed and dated tax returns, a third party verification letter from managing partner stating borrower is a consultant for XXX since 2015 and verification of XXX.   Disagree, file contains contract and a copy of the co-borrowers paystub located in the Income and Assets section / Paystub_Cond_56337_20180531.pdf.  Attaching again for AMC to review.   All were in the file and uploading again for AMC to review.  Documents meet guidelines and Appendix Q requirements.
											09/19/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203973306	06/19/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/23/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/23/2018)	Final Closing Disclosure provided on 03/23/2018 disclosed a Closing Date that did not match the actual date of consummation which was 03/XX/2018. PCCD reflects a closing date of 03/XX/2018.		Reviewer Comment (2018-06-20): Letter for PCCD and PCCD are documented in file.		06/20/2018		1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203973306	06/19/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/23/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/23/2018)	Final CD reflects the loan costs exceeded the allowable by $91.95, however the amount is $177.95. Closing disclosure reflects increases in MERS fee, flood cert fee, and tax service fee.						2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203973306	06/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of $11.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7539)	Sufficient or excess cure was provided to the borrower						2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203973306	06/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $19.00 exceeds tolerance of $13.00. Sufficient or excess cure was provided to the borrower. (7579)	Sufficient or excess cure was provided to the borrower						2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203973306	06/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $160.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7580)	Sufficient or excess cure was provided to the borrower						2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203973306	06/28/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records.	Due to not having paystub prior to closing.		Reviewer Comment (2018-09-19): Loan was resubmitted as NonQM per client request. Buyer Comment (2018-09-19): Please change to Non QM. Reviewer Comment (2018-07-24): There is no VVOE provided and paystub is post closing, unable to clear exception. Buyer Comment (2018-07-20): Disagree, file contains contract and a copy of the co-borrowers paystub located in the Income and Assets section / Paystub_Cond_56337_20180531.pdf. Attaching again for AMC to review.	09/19/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
203973306	06/28/2018	Compliance	Compliance	Federal Compliance	Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to not having paystub prior to closing.		Reviewer Comment (2018-09-19): Loan was resubmitted as NonQM per client request.	09/19/2018			1	A	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
203973306	09/19/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was resubmitted as NonQM per client request.		Reviewer Comment (2018-09-19): Loan was resubmitted as NonQM per client request.		09/19/2018		2	B	3/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
203973309	06/20/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Missing explanation for employment gap prior to 2016						2	B	5/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
203973316	06/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/08/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/08/2018)	Final disclosure reflects a closing date of 05/XX/2018, document was executed on 05/XX/2018.						2	B	5/XX/2018	UT	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203973316	06/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/08/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/08/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Reviewer Comment (2018-07-12): COC provided for increase.	07/12/2018			1	A	5/XX/2018	UT	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203973316	06/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $40.00 plus 10% or $44.00. Insufficient or no cure was provided to the borrower. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $60.00, exceeds tolerance limit of $44.00 by $16.00, sufficient cure provided at closing however remains open due to other tolerance violation.		Reviewer Comment (2018-07-12): COC provided for increase.	07/12/2018			1	A	5/XX/2018	UT	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203973316	06/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company Fee. Fee Amount of $220.00 exceeds tolerance of $110.00. Insufficient or no cure was provided to the borrower. (7510)	Final disclosure reflects a total expense for the Appraisal Management Fee of $220.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.		Reviewer Comment (2018-07-12): COC provided for increase. Buyer Comment (2018-07-10): MD 7/10/18, Lender disclosed two separate Appraisal Management Fees on the LE 3/21/18 LE and corresponding CoC. Appears lender had to to order two appraisals and each required an appraisal management fee as evidenced on the 3/21 CoC.	07/12/2018			1	A	5/XX/2018	UT	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203973316	07/12/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $40.00 plus 10% or $44.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					07/12/2018		1	A	5/XX/2018	UT	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
203973317	06/21/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	4/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203973317	06/21/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 33.51 is less than Guideline PITIA months reserves of 36.00.	Lender used 70% for 401K and guidelines require to use 55% (if less than 59.5 years old). Borrower is 51 years of age.		Reviewer Comment (2018-07-24): After addition of missing account, reserves are sufficient. Buyer Comment (2018-07-23): Disagree, borrower has sufficient assets and 55% was used for the 401K funds (not 70% as AMC noted). There is an additional account not included by AMC - ending in 1480. Total verified funds in the file is $164,461.80 which meets reserve requirements. Please see imaged document: Income and Assets\Bank Statements_XXX_1480.pdf.	07/24/2018			1	A	4/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
203973318	06/19/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	4/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	ATR Risk	No
203973318	06/19/2018	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established)	Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.	Property type is a Condo and taxes are escrowed.
Reviewer Comment (2018-07-24): Pursuant to 1026.35(b)(2)(ii), HOI for PUDs and Condos are not required to be escrowed IF homeowners association maintains a master policy insuring all dwellings. Taxes must still be escrowed to comply with Fed HPML escrow requirements. As taxes are escrowed, HPML escrow exception cleared and updated HPML designation to show compliant.

 Buyer Comment (2018-07-23): "Disagree:  The loan is an HPML loan for a condominum property and taxes are impounded which is sufficient.  According to 12 CFR §1026.35(a), Insurance premiums described in paragraph (b)(1) of this section need not be included in escrow accounts for loans secured by dwellings in condominiums, planned unit developments, or other common interest communities in which dwelling ownership requires participation in a governing association, where the governing association has an obligation to the dwelling owners to maintain a master policy insuring all dwellings."
											07/24/2018			1	A	4/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	ATR Risk	No
203973318	06/19/2018	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.06220% or Final Disclosure APR of 6.08800% is in excess of allowable threshold of APOR 4.48% + 1.5%, or 5.98000%. Non-Compliant Higher Priced Mortgage Loan.	Both calculated and disclosed APR’s exceed allowable threshold of 5.98000%. Non-Compliant Higher Priced Mortgage Loan.		Reviewer Comment (2018-07-24): Pursuant to 1026.35(b)(2)(ii), HOI for PUDs and Condos are not required to be escrowed IF homeowners association maintains a master policy insuring all dwellings. Taxes must still be escrowed to comply with Fed HPML escrow requirements. As taxes are escrowed, HPML escrow exception cleared and updated HPML designation to show compliant.	07/24/2018			1	A	4/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	ATR Risk	No
203973318	06/19/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/04/12/2018)	Seller closing disclosure not provided.						2	B	4/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	ATR Risk	Yes
203973318	06/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/09/2018)	Missing signature and date when borrower received initial CD.		Reviewer Comment (2018-07-12): Signed CD provided. Buyer Comment (2018-07-10): MD 7/10/18, The borrower signed the initial CD on 4/9/18 as evidence by the signature.	07/12/2018			1	A	4/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	B	A	C	B	A	A	Non QM	ATR Risk	No
203973318	06/20/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan was originated under an Asset Qualification program		Reviewer Comment (2018-09-11): Regraded loan designation mismatch for this Asset Qualifier loan to EV2-B Reviewer Comment (2018-07-02): While loan conforms to guidelines, file cannot meet ATR as there is no DTI. File is ATR Risk. Buyer Comment (2018-06-29): The loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan. Asset Qualifier loan program.				2	B	4/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	A	C	B	A	A	Non QM	ATR Risk	Yes
203973318	06/20/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Loan was originated under an Asset Qualification program		Reviewer Comment (2018-09-11): Regraded this Asset Qualifier exception to EV2-B Reviewer Comment (2018-07-02): While loan conforms to guidelines, file cannot meet ATR as there is no DTI. File is ATR Risk. Buyer Comment (2018-06-29): The loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan. Asset Qualifier loan program.				2	B	4/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	ATR Risk	No
203973318	06/28/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	File is currently ATR Risk.						2	B	4/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	ATR Risk	No
203973319	06/20/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2018	GA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203973319	06/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The Initial LE issued by the broker firm was on a different format than the future LEs and CDs.						2	B	5/XX/2018	GA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
203973322	06/20/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	5/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	No
203973322	06/20/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock was not provided.						2	B	5/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	No
203973322	06/20/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation disclosure not provided.						2	B	5/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	No
203973322	06/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/10/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/10/2018)	Cure for loan discount points of $4,940 was not provided.		Reviewer Comment (2018-07-12): Evidence of COC for initial CD was provided.	07/12/2018			1	A	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203973322	06/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/07/2018)	Initial CD dated 5/10/18 not received by borrower 3 business days prior to closing of 5/XX/18.		Reviewer Comment (2018-07-12): Evidence of earlier receipt provided. Buyer Comment (2018-07-10): MD 7/9/18, The initial CD is dated 5/7/18. eDisclosure history in file shows lender delivered it on 5/7/18. Uploaded 5/7/18 CD and eDisclosure history for review	07/12/2018			1	A	5/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	No
203973322	06/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/10/2018)	Final CD seller paid fees are $58,559.50 however seller CD reflects fees totaling $57,964.50.						2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203973322	06/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $11,934.00 exceeds tolerance of $6,994.00. Insufficient or no cure was provided to the borrower. (7200)	Discount fee increased from $6,994 to $11,934 without valid COC or documentation of cure provided to borrower.		Reviewer Comment (2018-07-12): Evidence of COC for initial CD was provided. Buyer Comment (2018-07-10): MD 7/9/18, Borrower locked loan on 5/4/18 as evidenced by the 5/4 CoC in file. Lender issued initial CD on 5/7/18 reflecting the lock and subsequent increase in discount points charged.	07/12/2018			1	A	5/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203973322	06/21/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Rate lock was not provided.		Reviewer Comment (2018-07-12): Loan was resubmitted as NonQM per client response.	07/12/2018			1	A	5/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	No
203973322	06/21/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.03713% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $26,091.50 on a Federal Total Loan Amount of $859,083.66 vs. an allowable total of $25,772.50 (an overage of $319.00 or .03713%).	Points and Fees on subject loan of 3.03713% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount.		Reviewer Comment (2018-07-12): Loan was resubmitted as NonQM per client response.	07/12/2018			1	A	5/XX/2018	CA	Primary	Purchase
If a creditor or assignee determines after consummation that the total points and fees exceeds the 3% limit, but the loan meets the other requirements to be a QM, the excess amount can be refunded with the following conditions:
1) The refund is made within 210 days of consummation;
2) The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3) The loan is not 60 days delinquent;
4) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments).
 The lender will also be required to provide a copy of the refund check and proof of delivery.
																					C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203973322	06/21/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Fails QM Testing.	Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Fails QM Testing.		Reviewer Comment (2018-07-12): Loan was resubmitted as NonQM per client response. Buyer Comment (2018-07-10): MD 7/9/18, Reviewed CE report, loan failed QM status. Appears EM incorrectly listed this as Rebuttanle Presumption. Updated Data Tape to reflect Non-QM	07/12/2018			1	A	5/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	Yes
203973322	07/12/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was resubmitted as NonQM per client response.		Reviewer Comment (2018-07-12): Loan was resubmitted as NonQM per client response.		07/12/2018		2	B	5/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Higher Priced QM	Non QM	Yes
204126120	07/02/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,907.50 exceeds tolerance of $1,894.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,907.50 exceeds tolerance of $1,894.00. Sufficient or excess cure was provided to the borrower at Closing				07/02/2018		1	A	3/XX/2018	PA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
204126121	06/28/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,395.00 exceeds tolerance of $5,298.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Final disclosure reflects an increase in a Zero Percent Fee for Loan Discount Points, total expense is $5,395.00, exceeds tolerance limit of $5,298.00 by $97.00; however, sufficient cure provided at closing.				06/28/2018		1	A	3/XX/2018	AZ	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
204126124	06/28/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $17,353.16 on Final Closing Disclosure provided on 05/14/2018 not accurate. (Final/05/14/2018)	Final CD reflects total costs over 1 year of $17,353.16 however based upon tax certificate and HOI binder tax over 1 year is $9,808.85.		Reviewer Comment (2018-07-31): AMC received the following: Declarations page for HOI confirms $725 / year. Buyer Comment (2018-07-31): SMS 07/31/2018- Uploaded Preliminary title report and HOI invoice for AMC review. Reviewer Comment (2018-07-25): No documents uploaded to review. Please provide. Buyer Comment (2018-07-19): SMS 07/19/2018- Hazard Insurance Policy for billing period 05/XX/2018 - 05/XX/2019 reflects a premium amount of $725. Preliminary title report and tax information sheet both reflect taxes at 9102.85 due twice a year. 9102.85(2)+725= $18205.70/12 = 1577.56 X 11 = 17353.16	07/31/2018			1	A	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126127	06/29/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The affiliated business arrangement disclosure was not signed by the borrower.						2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204126128	06/29/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Not signed by the borrower(s)						2	B	3/XX/2018	UT	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204126129	06/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/25/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/25/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing, proof post closing cure provided						2	B	4/XX/2018	NY	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204126129	06/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $592.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $592.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower post closing						2	B	4/XX/2018	NY	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204126130	06/30/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018	The subject is located in a FEMA disaster area.		Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	5/XX/2018	CA	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204126130	06/30/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/17/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/17/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing		Reviewer Comment (2018-07-30): AMC received Letter of Explanation and Corrected CD. Refund was provided to borrower at closing.		07/30/2018		2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126130	06/30/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/17/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $50,980.40, while closing CD seller's fees total $56,175.03						2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126130	06/30/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Appraisal desk review fee increased from $0 to $300 without valid COC or documentation of cure provided to borrower. File contains a post closing disclosure dated 05/31/2018 that reflects a sufficient cure, no proof of refund provided		Reviewer Comment (2018-07-30): AMC received Letter of Explanation, Proof of Delivery, and Corrected CD. Refund was provided to borrower at closing. Buyer Comment (2018-07-19): SMS 07/19/2018 tolerance cure was issued prior to closing. Funding worksheet in file reflects tolerance cure as part of wire calculation. Uploaded funding worksheet for AMC review.		07/30/2018		2	B	5/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126130	06/30/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $64.00 exceeds tolerance of $36.00. Insufficient or no cure was provided to the borrower. (7520)	Credit report increased from $36 to $64 without valid COC or documentation of cure provided to borrower. File contains a post closing disclosure dated 05/31/2018 that reflects a sufficient cure, no proof of refund provided		Reviewer Comment (2018-07-30): AMC received Letter of Explanation, Proof of Delivery, and Corrected CD. Refund was provided to borrower at closing. Buyer Comment (2018-07-19): SMS 07/19/2018 tolerance cure was issued prior to closing. Funding worksheet in file reflects tolerance cure as part of wire calculation. Uploaded funding worksheet for AMC review.		07/30/2018		2	B	5/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126131	06/29/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Missing evidence of a signature on the special flood hazard disclosure.						2	B	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204126131	06/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/02/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/06/02/2018)	The Homeowner's Insurance annual premium disclosed in Section F is listed as $1,278.56, which is the Flood Insurance Premium, not the Hazard. Hazard is $1,510.00.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204126131	06/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/30/2018)	Missing evidence that the borrower was provided the closing disclosure at least 3 business days prior to closing.		Reviewer Comment (2018-07-25): Received Loan History Detail confirming date borrower received Initial CD. Buyer Comment (2018-07-19): SMS 07/19/2018 uploaded loan history details for AMC review. Buyer Comment (2018-07-19): SMS 07/19/2018 loan history details report in file reflecting borrowers IP address as evidence initial closing disclosure dated 05/30/2018 was received by borrower on 05/30/2018.	07/25/2018			1	A	6/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204126131	06/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/02/2018)	Seller CD reflects seller fees of $85,682.35, whereas the Borrowers' CD reflects $85,144.90.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204126132	06/29/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.							2	B	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126132	06/29/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126132	06/29/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/29/2018)	Missing evidence that the borrower was provided the closing disclosure at least 3 business days prior to closing		Reviewer Comment (2018-07-25): Document provided confirms date borrower received Initial CD. Buyer Comment (2018-07-19): SMS 07/18/2018 loan history details report in file reflecting borrowers ip address as evidence initial closing disclosure dated 05/29/2018 was received by borrower on 05/29/2018. Uploaded Loan History details for AMC review.	07/25/2018			1	A	6/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126132	06/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/01/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $37,019.75, while closing CD seller's fees total $20,819.75						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126132	07/02/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing proof of rental income		Reviewer Comment (2018-07-30): Used rental schedule from appraisal as 3rd party verification of rent received, which is acceptable. Buyer Comment (2018-07-27): Disagree. Per Galton guidelines for rental income from the departing residence page 84, if a fully executed lease is not available a rental survery from the appraiser and 75% of the rental amount will be used to qualify	07/30/2018			1	A	6/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126132	07/02/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Missing proof of rental income		Reviewer Comment (2018-07-30): Used rental schedule from appraisal as 3rd party verification of rent received, which is acceptable.	07/30/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126132	07/02/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (Non-Subject Investment/25% Vacancy Method)	Missing proof of rental income		Reviewer Comment (2018-07-30): Used rental schedule from appraisal as 3rd party verification of rent received, which is acceptable. Buyer Comment (2018-07-27): Disagree. Per Galton guidelines for rental income from the departing residence page 84, if a fully executed lease is not available a rental survery from the appraiser and 75% of the rental amount will be used to qualify	07/30/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126132	07/02/2018	Compliance	Compliance	Federal Compliance	Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Missing proof of rental income		Reviewer Comment (2018-07-30): Used rental schedule from appraisal as 3rd party verification of rent received, which is acceptable.	07/30/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126132	07/25/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Please provide E-Sign consent form as borrower received documents electronically.						2	B	6/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126134	07/02/2018	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Missing final 1003 with the borrower's signature		Reviewer Comment (2018-08-17): Final 1003 was provided. Buyer Comment (2018-08-14): Disagree. Final signed 1003 is in the file under Legal Post Closing section.	08/17/2018			1	A	6/XX/2018	CA	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
204126136	06/29/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204126138	07/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/27/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/27/2018)	Final disclosure did not provide a total closing costs financed in the calculation cash to close section. Costs financed is $45,134.27.						2	B	3/XX/2018	NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204126139	07/03/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/01/2018)	Missing evidence that the borrower was provided a copy of the appraisal at least 3 business days prior to closing.						2	B	5/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204126139	07/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/25/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $53,571.92, while closing CD seller's fees total $8,904.21.						2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126140	07/02/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Missing documentation of prior employment history.		Reviewer Comment (2018-09-21): Loan was resubmitted as NonQM. Buyer Comment (2018-09-20): Please change to Non QM. Borrower worked for XXX as a 1099 employee in 2016 and 2017, capturing 1099 income on the Schedule C for 2016 and 2017, documentation is in the file. Borrower also has 1099's for other consulting jobs in 2016 and 2017, 1099's are in the file. Borrower started job at XXX starting 12/29/2017 per job offer letter as a W2 employee. Borrower also had 1099 income from XXX for 2016 and 2017 captured on Schedule C, which is current W2 job.	09/21/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
204126140	07/02/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Fails QM Testing.	Missing documentation of prior employment history.		Reviewer Comment (2018-09-21): Loan was resubmitted as NonQM. Buyer Comment (2018-09-20): Please change to Non QM. Borrower worked for XXX as a 1099 employee in 2016 and 2017, capturing 1099 income on the Schedule C for 2016 and 2017, documentation is in the file. Borrower also has 1099's for other consulting jobs in 2016 and 2017, 1099's are in the file. Borrower started job at XXX starting 12/29/2017 per job offer letter as a W2 employee. Borrower also had 1099 income from XXX for 2016 and 2017 captured on Schedule C, which is current W2 job.	09/21/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
204126140	07/02/2018	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Primary Appraisal was more than 12 months old at the time of origination.	Valuation Type: Appraisal / Valuation Report Date: 05/04/2018	The appraisal effective date is 05/02/2017.		Reviewer Comment (2018-07-27): Corrected 5/2/18 appraisal was provided. Buyer Comment (2018-07-26): Disagree. The file contains an appraisal with the correct effective date of 05/04/2018	07/27/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
204126140	07/02/2018	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than 120 days and exceeds guidelines tolerance.	Valuation Type: Appraisal / Valuation Report Date: 05/04/2018 Valuation Type: Appraisal	Appraisal dated 5/4/18 with effective date of 5/2/17.		Reviewer Comment (2018-07-27): Corrected 5/2/18 appraisal was provided. Buyer Comment (2018-07-26): Disagree. The file contains an appraisal with the correct effective date of 05/04/2018	07/27/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
204126140	09/21/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was resubmitted as NonQM.		Reviewer Comment (2018-09-21): Loan was resubmitted as NonQM.		09/21/2018		2	B	6/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
204126142	07/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/25/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/25/2018)	Cure for various 0% and 10% tolerance violations $144.50 was not provided.		Reviewer Comment (2018-08-01): Letter of Explanation & Corrected Closing Disclosure provided.		08/01/2018		2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126142	07/02/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,341.00 exceeds tolerance of $2,015.00 plus 10% or $2,216.50. Insufficient or no cure was provided to the borrower. (0)	$124.50 violation due to increase in title fees. No evidence of cure.
Reviewer Comment (2018-08-01): Letter of Explanation, Proof of Delivery and Corrected CD provided.  Settlement statement from title company from closing confirms borrower was given credit for fee increase.

Reviewer Comment (2018-07-31): AMC received the Corrected CD and Letter of Explanation.  Copy of refund check and proof of delivery still required to cure.

 Buyer Comment (2018-07-19): SMS 07/19/2018 PCCD reflects total of  Charges that in total cannot increase more than 10% as $2114 which is $2.00 above the tolerance amount of $2112 and tolerance violation cure was issued. tolerance violation cure was issued at funding.  Final HUD 1 statement reflects updated figures, uploaded for AMC review.
												08/01/2018		2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126142	07/02/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Tax Return Fee. Fee Amount of $20.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7345)	Fee was not disclosed on the LE.
Reviewer Comment (2018-08-01): Letter of Explanation, Proof of Delivery,and Corrected CD provided.  Settlement statement from title company for closing confirms lender provided cure.

Buyer Comment (2018-08-01): SMS 08/01/2018- There is no refund check because credit was given at time of funding.  HUD-1 settlement statement previously provided dated 06/XX/2018 reflects tolerance violation credit in the amount of 75.50 which matches the PCCD.  Please review and clear.

Reviewer Comment (2018-07-31): AMC received the Corrected CD and Letter of Explanation.  Copy of refund check and proof of delivery still required to cure.

Buyer Comment (2018-07-31): SMS 07/31/2018- File contains PCCD reflecting tolerance cure.  Uploaded PCCD, letter of explanation and proof of method of delivery for AMC review.

Reviewer Comment (2018-07-30): 4506-T fee of $20 was added on the CD.  Fee is bound by 0% tolerance.  Corrected CD, Check, LOE, and Proof of Delivery is required to cure.

 Buyer Comment (2018-07-19): SMS 07/19/2018 PCCD reflects total of  Charges that in total cannot increase more than 10% as $2114 which is $2.00 above the tolerance amount of $2112 and tolerance violation cure was issued. tolerance violation cure was issued at funding.  Final HUD 1 statement reflects updated figures, uploaded for AMC review.
												08/01/2018		2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126143	07/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/14/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $92,117.71, while closing CD sellers fees total $83,975.00.						2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126143	07/03/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,723.00 exceeds tolerance of $4,803.00 plus 10% or $5,283.30. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten percent fee tolerance exceeded however CD reflects cure of $439.70 sufficient to cure issue.				07/03/2018		1	A	5/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126143	07/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/14/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/14/2018)	Final CD reflected closing date of 5/XX/18 with consummation date of 5/XX/18 however post closing CD reflects closing date of 5/XX/18.		Reviewer Comment (2018-07-03): Letter of explanation and PCCD reflects 05/XX/18.		07/03/2018		1	A	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126143	07/03/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $21,620.17 on Final Closing Disclosure provided on 05/14/2018 not accurate. (Final/05/14/2018)	Non-escrowed property costs do not match due to HOI premium per HOI policy is $2,305 however CD reflects as $1,798.		Reviewer Comment (2018-07-25): Received HOI policy reflecting $1798.00 premium. Buyer Comment (2018-07-19): SMS 07/19/2018- Most recent HOI policy prepared on 05/11/2018 reflects a premium amount of $1798.00. EOI uploaded for AMC review.	07/25/2018			1	A	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126145	07/02/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.							2	B	4/XX/2018	NY	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204126146	07/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/22/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/22/2018)	Final Closing Disclosure on 5/22/2018 has a closing date of 5/XX/2018 however actual date of consummation was 5/XX/18. File contains a post closing disclosure with the correct closing date						2	B	5/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126146	07/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/22/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/22/2018)	Final CD did not reflect an amount by which legal limit may be exceeded by and failed to account for increase in discount points.		Reviewer Comment (2018-07-24): COC provided change in loan amount / rate lock extension.	07/24/2018			1	A	5/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126146	07/02/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $23,415.60 exceeds tolerance of $17,222.00. Insufficient or no cure was provided to the borrower. (7200)	Discount fee increased from $17,222 to $23,415.60 without valid COC or documentation of cure provided to borrower.		Reviewer Comment (2018-07-24): COC provided change in loan amount / rate lock extension. Buyer Comment (2018-07-19): SMS 07/19/2018- Initial rate lock agreement indicates that pricing at rate lock was 1.170%. Change of circumstance dated 5/21/2018 for a lock extension reflects an additional cost to borrower at .41%, making total cost to borrower 1.58%. Original rate lock agreement and change of circumstance uploaded for AMC review.	07/24/2018			1	A	5/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126147	07/02/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX			Reviewer Comment (2018-07-24): Balance sheet not required for NonQM. Buyer Comment (2018-07-20): Disagree. Balance sheet is not required per guidelines and loan is Non-QM. Please clear.	07/24/2018			1	A	5/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
204126148	07/03/2018	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	HPML Compliant Higher Priced Loan.						2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126148	07/03/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/25/2018 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/05/25/2018)	Final CD 1st page P&I rads $2,810.39 and page 4 P&I rads $2,810.00. discrepancy due to rounding.		Reviewer Comment (2018-07-31): AMC received Letter of Explanation and Corrected Closing Disclosure. Buyer Comment (2018-07-19): SMS 07/19/2018, P&I on AP table should always only reflect payment rounded to the nearest dollar.		07/31/2018		2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126148	07/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/25/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/05/25/2018)	Page 3 on final CD reads closing cost financed $9,599.20		Reviewer Comment (2018-07-31): Letter of Explanation & Corrected Closing Disclosure provided.		07/31/2018		2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126148	07/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Change - Total Payoffs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/25/2018 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/05/25/2018)	The payoff amounts are correct per the Closing Disclosure.		Reviewer Comment (2018-07-03): LOE and PCCD relects 1st mtg payoff in the amount of $417,961.43		07/03/2018		2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204126148	07/03/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.							2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204126151	07/02/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	5/XX/2018	WA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204126152	07/06/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2018	UT	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204126152	07/06/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $4,445.04 on Final Closing Disclosure provided on 05/09/2018 not accurate. (Final/05/09/2018)	Final CD page 4 reflects non escrowed property costs of $4,445.04 however no non-escrowed costs are disclosed and this field should be $0.00		Reviewer Comment (2018-08-13): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-08-10): MD 8/10/2018, Received updated PCCD reflecting an updated ETIA of $252.66/month and removing non-escrow property costs in year 1. Upload PCCD, LOE and POD for review		08/13/2018		2	B	5/XX/2018	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204126152	07/06/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/09/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $36,366.00, while closing CD sellers fees total $16,700.00		Reviewer Comment (2018-08-13): Letter of Explanation & Corrected Closing Disclosure		08/13/2018		2	B	5/XX/2018	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204149400	07/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/23/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/05/23/2018)	Final CD does not reflect an amount for closing costs financed however actual closing costs financed is $12,702.71.		Reviewer Comment (2018-07-11): PCCD and LOE in file		07/11/2018		2	B	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204149400	07/11/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $405.00 exceeds tolerance of $350.00 plus 10% or $385.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2018-07-11): Final CD evidences Cure Reviewer Comment (2018-07-11): Sufficient or excess cure was provided to the borrower at Closing.		07/11/2018		1	A	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204149400	07/11/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee increased from $450 to $650 however final CD provided sufficient cure to borrower on final CD.		Reviewer Comment (2018-07-11): Final CD evidences Cure Reviewer Comment (2018-07-11): Sufficient or excess cure was provided to the borrower at Closing.		07/11/2018		1	A	5/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204149400	07/11/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	5/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204149401	07/10/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX	Missing balance sheet for theXXX business.		Reviewer Comment (2018-08-06): Balance sheet not required. Buyer Comment (2018-07-20): Disagree. Galton does not require balance sheets and this loan is Non-QM. Please clear.	08/06/2018			1	A	1/XX/2018	CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Non QM	Non QM	No
204149401	07/10/2018	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 11/30/2017	Appraiser's license issue date is 1/1/2018 but appraisal report date is 11/30/2017.		Reviewer Comment (2018-08-06): Evidence of license history was provided. Buyer Comment (2018-07-20): Disagree. The appraiser's license was valid at the time of the appraisal report. Please see appraiser information from DataVerify DRIVE report.	08/06/2018			1	A	1/XX/2018	CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Non QM	Non QM	No
204149407	07/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018	The subject property is located in a FEMA disaster that does not have a declared end date.		Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	5/XX/2018	CA	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No
204149407	07/12/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/22/2018)	Closing Disclosure not provided to Borrowers at least three business days prior to closing.		Reviewer Comment (2018-07-23): AMC received electronic tracking log verifying the CD was delivered to the Borrower at least 3 days prior to closing. Buyer Comment (2018-07-23): SMS 07/23/2018- Disagree. The file contains Loan History Details as evidence that borrower received the Initial Closing Disclosure on 05/22/2018 including borrowers IP address. Loan History Details uploaded to AMC for review.	07/23/2018			1	A	5/XX/2018	CA	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	No
204149408	07/11/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided				Reviewer Comment (2018-08-02): BK docs not required. Buyer Comment (2018-07-23): Disagree, borrower previously had a discharged BK Chapter 7 which is within guidelines and BK documentation is not required. Please clear exception.	08/02/2018			1	A	6/XX/2018	CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
204149408	07/11/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					07/11/2018		1	A	6/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
204149409	07/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
204149411	07/13/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/21/2018)							2	B	6/XX/2018	OR	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204149411	07/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/12/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/12/2018)	Verified the closing date and the notary dates to be accurate.A Post-close CD correcting the date and a copy of the letter of explanation to the borrower disclosing the changes made was provided, but no proof borrower received the document.		Reviewer Comment (2018-07-13): A Post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made was provided.		07/13/2018		1	A	6/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204149411	07/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/12/2018)	TRID non-compliant. Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure. Seller's CD shows $33,439.50 in seller paid closing costs, borrower's final CD shows $31,918.50. Provide a A Post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.						2	B	6/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204149411	07/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/12/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/12/2018)	Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit. A Post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made was provided.		Reviewer Comment (2018-07-13): A Post Closing CD and Letter to Borrower was provided to borrower reflecting the costs exceeding the legal limit by $10.20.		07/13/2018		2	B	6/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204149411	07/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $135.20 exceeds tolerance of $125.00. Sufficient or excess cure was provided to the borrower. (75208)	Sufficient or excess cure was provided to the borrower PCCD						2	B	6/XX/2018	OR	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204149412	07/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
204149413	07/16/2018	Credit	Missing Document	General	Missing Document	Missing Document: Rent Comparison Schedule not provided				Reviewer Comment (2018-07-30): Rent schedule provided. Buyer Comment (2018-07-27): Disagree. Rent comparison is included in the 2 unit appraisal in the file.	07/30/2018			1	A	6/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
204149413	07/16/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
204149414	07/13/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 06/08/2018 received on or after the date the Closing Disclosure 6/11/2018 12:00:00 AM was received. (Interim/06/08/2018)	Revised Loan Estimate 06/08/2018 received on or after the date the Closing Disclosure 6/11/2018 12:00:00 AM was received.		Reviewer Comment (2018-07-31): Document received confirms borrower received LE on 06/08/2018.	07/31/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No
204149414	07/13/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/08/2018 not received by borrower at least four (4) business days prior to closing. (Interim/06/08/2018)	Missing evidence that the borrower was provided the final revised loan estimate at least 4 business days prior to closing.		Reviewer Comment (2018-07-31): Document received confirms borrower received LE on 06/08/2018. Buyer Comment (2018-07-30): SMS 07/30/2018- Disagree, Loan history details in file reflect borrower received revised Loan Estimate dated 06/08/2018 on 06/08/2018. Loan History details showing borrower's IP address and date and time stamp as evidence uploaded for AMC review.	07/31/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	No
204149414	07/13/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No
204149416	07/12/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/07/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	The loan file did not contain a tax filing extension for 2017 for the self-Employment 1120S filings.						2	B	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204149416	07/12/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/07/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 04/15/2018.	The loan file did contain a tax extension for the personal taxes.						2	B	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204149416	07/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The Closing Disclosures did not reflect the Costs at Closing/Calculating Cash to close throughout the forms supplied. The Final Closing Disclosure dated 6/4/2018 was different that the others.		Reviewer Comment (2018-07-13): PCCD and LOE in file,		07/13/2018		2	B	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149416	07/12/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $20,056.74 on Final Closing Disclosure provided on 06/04/2018 not accurate. (Final/06/04/2018)	The Final Closing Disclosure reflects the incorrect Homeowners Insurance escrow amount of $347.89, this was corrected to the amount of $47.58 on the Post Closing CD dated 6/18/2018, but the figures for the 1 year cost is still incorrect.		Reviewer Comment (2018-07-27): Corrected CD and LOE were provided for cure. Buyer Comment (2018-07-24): SMS 07/24/2018- Disagree, PCCD reflects Escrowed Property Costs Year 1 as $16,753.33. This is the monthly amount of $1,523.03 x 11 months= $16,753.33.		07/27/2018		2	B	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149416	07/12/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/04/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/485089)	The Final Closing Disclosure reflects the incorrect Homeowners Insurance escrow amount of $347.89, this was corrected to the amount of $47.58 on the Post Closing CD dated 6/18/2018		Reviewer Comment (2018-07-13): PCCD and LOE in file. PCCD reads $1,523.03 monthly.		07/13/2018		2	B	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149416	07/12/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/04/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/485089)	PCCD and LOE in file. PCCD reads $7,925.97		Reviewer Comment (2018-07-13): PCCD and LOE in file. PCCD reads $7,925.97		07/13/2018		2	B	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149416	07/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 06/04/2018 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (Final/06/04/2018)	The Closing Disclosures did not reflect the Costs at Closing/Calculating Cash to close throughout the forms supplied. The Final Closing Disclosure dated 6/4/2018 was different that the others.		Reviewer Comment (2018-07-13): PCCD and LOE in file		07/13/2018		2	B	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149416	07/12/2018	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Transaction Error: Outstanding liens were not paid at closing.	Date Issued: 06/04/2018 / Relative Sequence Num: <empty>	The Final Closing Disclosure dated 6/4/2018 did not reflect the payoff amount on page 3. PCCD reflects payoff section.		Reviewer Comment (2018-07-18): This was corrected on PC CD.	07/18/2018			1	A	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204149416	07/12/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018	There was no Official End date auto-populated within Clarity.		Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204149417	07/12/2018	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Desk Review value is less than Appraised value by at least 10%.		CDA Value is same as appraised value used for valuation of $3,600,000 however second appraisal in file reflects value of $4,500,000.
Reviewer Comment (2018-09-21): Lower value supported by CDA and higher appraisal.

Buyer Comment (2018-09-19): Galton requires 2 appraisals on loan amounts over $1.5 with a CDA completed on the lower of 2 appraisals. The 10% variance in the Galton appraisal waterfall is for the variance between the appraisal and CDA, not the 2 appraisals. This meets Galton guidelines.

Reviewer Comment (2018-09-18): While diligence agrees that 2 appraisals were provided, the issue is because they exceed 10% price difference.  Please provide a 2 appraisal recon to support value due to this difference.  the CDA incvluded in file is only a review of $3.6mm appraisal.

Buyer Comment (2018-09-12): Disagree.  There are two appraisals in the file.

Reviewer Comment (2018-08-06): CDA is not relevant for loan amount over $1,000,000 as 2 appraisals are required.  The appraisal at $4,500,000 exceeds 10% variance from appraisal used to qualify.  This is not sufficient for securitization.

 Buyer Comment (2018-07-23): Disagree:  The CDA was completed on the lower of the two appraisals and that value was used for LTV which meets guidelines.  There is no guideline violation.  Please clear.
											09/21/2018			1	A	6/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
204149417	07/12/2018	Credit	Credit	Miscellaneous	Credit	Property valuation variance is greater than 10% between the valuation report used for LTV and supporting valuation report.	Valuation Type: Appraisal / Valuation Report Date: 06/04/2018	Second appraisal in file reflects value of $4,500,000 difference appears to be that appraisal with higher value counted basement square footage in calculations therefore causing inflated value.		Reviewer Comment (2018-08-06): Duplicate exception. Reviewer Comment (2018-08-06): two appraisals are required for loan amount, CDA is not a recon of the 2 appraisals. Subsequently, 2 appraisals within 10% were not provided. Buyer Comment (2018-07-23): Disagree: The CDA was completed on the lower of the two appraisals and that value was used for LTV which meets guidelines. There is no guideline violation. Please clear.	08/06/2018			1	A	6/XX/2018	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	C	A	N/A	N/A	No
204149420	07/12/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	LO Compensation disclosure was not located in the loan file.						2	B	6/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204149420	07/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/07/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/07/2018)	The Notary date on the Security Instrument is 06/XX/2018.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149420	07/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/07/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/07/2018)	Final Closing Disclosure provided on 06/07/2018 did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149420	07/12/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,003.48 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,105.00. (9300)	Decrease in the lender credit of $101.52.		Reviewer Comment (2018-07-30): COC was provided for decrease. Buyer Comment (2018-07-23): SMS 07/23/2018- Disagree. A valid COC was issued for a change in loan amount on 06/06/2018. Uploaded COC for AMC review.	07/30/2018			1	A	6/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149420	07/12/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/07/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $1,600,080.80, while closing CD sellers fees total $117,657.95.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204149420	07/13/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 14.23 is less than Guideline PITIA months reserves of 15.00.	The Lender used 100% of a Stock account as represented on the Final 1003. Unable to locate within the guidelines that 100% usage from Stocks is acceptable. Guidelines state 70%. When using 70% of balance the reserve amount is short.		Reviewer Comment (2018-07-30): Additional reserves verified per lender's asset statement, diligence excluded deposits that were not large. Buyer Comment (2018-07-27): Disagree. Edgemac used 70% of the Stock account balance in calculating assets/reserves. See pdf provided.	07/30/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204149421	07/11/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018	Post disaster inspection not provided.		Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	4/XX/2018	CA	Investment	Refinance - Rate/Term		B	B	B	A	B	B	A	A	N/A	N/A	No
204149421	07/11/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	There was no evidence within the loan file the Borrower signed a Right to receive Appraisal Disclosure within three days of Application.						2	B	4/XX/2018	CA	Investment	Refinance - Rate/Term		B	B	B	A	B	B	A	A	N/A	N/A	No
204149421	07/11/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The Notice of Special Flood Hazard Disclosure is within the loan file; however, it is not signed by the Borrower.						2	B	4/XX/2018	CA	Investment	Refinance - Rate/Term		B	B	B	A	B	B	A	A	N/A	N/A	No
204149424	07/11/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower:XXX	Missing verification of current receipt of trust income, only 2015/2016 taxes were provided to support this income.
Reviewer Comment (2018-09-28): Trust documentation provided was sufficient.

 Buyer Comment (2018-09-28): Disagree.  Loan file meets Galton guidelines for trust income.  The file contains a complete copy of the trust agreement, and 2 years 1041 trust returns and K1’s used for interest income.  The 1041 Trust returns include rental properties where the cashflow of the properties meets ability to repay, documenting for current or reasonably expected income, which supports evidence of 3 years continuance.  Guidelines for Trust income do not require current evidence of receipt of distributions.  Extension for 2017 in file.
											09/28/2018			1	A	6/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
204149425	07/11/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	4/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
204149427	07/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/22/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/05/22/2018)	Final CD does not reflects an amount for closing costs financed however calculated closing costs financed is $11,438.98.						2	B	5/XX/2018	MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204149427	07/10/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee increased from $600 to $625 however final CD reflects cure of $25.				07/10/2018		1	A	5/XX/2018	MI	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204149431	07/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/13/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/13/2018)	Final disclosure reflects a closing date of 06/XX/2018, document was executed on 06/XX/2018. File contains a post closing disclosure with the accurate closing/funding date		Reviewer Comment (2018-07-12): PCCD and LOE in file with correct date.		07/12/2018		1	A	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204149431	07/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/13/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $38,899.00, while closing CD seller's fees total $2,192.00.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204225171	07/20/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/30/2018)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing						2	B	5/XX/2018	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204225171	07/20/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $265.48 exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $265.48 exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing				07/20/2018		1	A	5/XX/2018	CO	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225171	07/20/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $20.00 exceeds tolerance of $17.00. Sufficient or excess cure was provided to the borrower at Closing. (7522)	Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $20.00 exceeds tolerance of $17.00. Sufficient or excess cure was provided to the borrower at Closing				07/20/2018		1	A	5/XX/2018	CO	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225171	07/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/15/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/05/15/2018)	Final disclosure reflects the ARM loan is not eligible for assumption						2	B	5/XX/2018	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225171	07/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Irregular Transactions	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 05/15/2018 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	The closing disclosure issued 05/11/2018 APR was 5.456%, closing CD issued 5/15/18 APR was 5.765%, this increase requires an additional redisclosure 3 business days prior to closing.		Reviewer Comment (2018-08-06): AMC received second CD dated 5/11/18. Buyer Comment (2018-08-02): 08/02/2018- Disagree. File contains two 5/11/2018 CD's one reflects an APR of 5.456 and the other reflects an APR of 5.765. Consummation date is 05/XX/2018. Uploaded both CDs for review.	08/06/2018			1	A	5/XX/2018	CO	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204225171	07/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/15/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $57,422.38, while closing CD seller's fees total $57,372.38		Reviewer Comment (2018-08-06): Corrected CD is in images.		08/06/2018		2	B	5/XX/2018	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225172	07/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 06/18/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/06/18/2018)	The file does not contain a Sellers Closing Disclosure and no seller's fees were included on borrower's CD.		Reviewer Comment (2018-08-06): AMC received letter of explanation and corrected CD. Buyer Comment (2018-08-03): SMS 08/03/2018- Disagree that this is a material exception. File contains PCCD and Final Settlement statement reflecting seller paid fees. Uploaded PCCD and Settlement Statement for review.		08/06/2018		2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225172	07/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/14/2018)	Missing evidence of receipt of 6/14/18 CD, mailbox method receipt is <3 days from closing.		Reviewer Comment (2018-08-06): AMC received proof of electronic delivery. Buyer Comment (2018-08-02): SMS 08/02/2018- Uploaded Loan History Details for review. Buyer Comment (2018-08-02): SMS 08/02/2018- Disagree. File contains Loan History Details reflecting borrower's IP address and proof of receipt of Closing Disclosure dated 06/14/2018.	08/06/2018			1	A	6/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204225175	07/23/2018	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.	Loan is an asset qualifier loan no employment or income documentation required to be provided per program guidelines.						2	B	6/XX/2018	MD	Second Home	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
204225175	07/23/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan is an asset qualifier loan no employment or income documentation required to be provided per program guidelines.		Reviewer Comment (2018-08-03): Asset Qualifier loan, regraded to EV2-B				2	B	6/XX/2018	MD	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204225175	07/23/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Loan is an asset qualifier loan no employment or income documentation required to be provided per program guidelines.		Reviewer Comment (2018-08-03): Asset Qualifier loan regraded to EV2-B				2	B	6/XX/2018	MD	Second Home	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
204225175	07/26/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Asset qualifier						2	B	6/XX/2018	MD	Second Home	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
204225176	07/19/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/30/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $138,191.50, while closing CD seller's fees total $162,221.50						2	B	5/XX/2018	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225179	07/19/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 06/07/2018, Transaction Date: 06/01/2018	Funding date was 6/XX/18 per PC CD.		Reviewer Comment (2018-09-11): Updated hazard with earlier date located in file, it was not in insurance folder. Buyer Comment (2018-08-14): Disagree. Hazard insurance policy in file has and effective date of 06/04/2018.	09/11/2018			1	A	5/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
204225181	07/19/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/12/2018)	Seller CD has a $14 Power of Attorney recording fee that is not included on the Consumer's Final Closing Disclosure.						2	B	6/XX/2018	GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204225184	07/19/2018	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		The title preliminary report showed 2 child support judgement liens that were not addressed.		Reviewer Comment (2018-09-11): Updated title was provided with exceptions excluded. Buyer Comment (2018-08-14): Disagree. See Title supplement, items on title are eliminated.	09/11/2018			1	A	6/XX/2018	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
204225189	07/23/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
204225190	07/20/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (Angell,Mark Retired/Pension)	Missing proof of continuance required by Appendix Q.		Reviewer Comment (2018-09-18): Proof of continuance provided. Buyer Comment (2018-09-13): Disagree. Benefits are for lifetime.	09/18/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
204225190	07/20/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (Angell,Kathy Retired/Pension)	Missing proof of continuance required by Appendix Q.		Reviewer Comment (2018-09-18): Proof of continuance provided. Buyer Comment (2018-09-13): Disagree. Benefits are for lifetime.	09/18/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
204225190	07/20/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Social Security Documentation	Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (Angell,Mark Retired/Social Security)	Missing Awards letter required by Appendix Q.		Reviewer Comment (2018-09-21): Loan was resubmitted as NonQM. Buyer Comment (2018-09-19): Please change designation to non-QM. Reviewer Comment (2018-09-18): Per appendix Q, section 1, B, item 11, social security income must be verified by SSA award letter. Buyer Comment (2018-09-13): Disagree. 1099 should be acceptable as this is a lifetime benefit.	09/21/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
204225190	07/20/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Social Security Documentation	Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (Angell,Kathy Retired/Social Security)	Missing Awards letter required by Appendix Q.		Reviewer Comment (2018-09-21): Loan was resubmitted as NonQM. Buyer Comment (2018-09-19): Please change designation to non-QM. Reviewer Comment (2018-09-18): Per appendix Q, section 1, B, item 11, social security income must be verified by SSA award letter. Buyer Comment (2018-09-13): Disagree. 1099 should be acceptable as this is a lifetime benefit.	09/21/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
204225190	07/20/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to missing income documents.		Reviewer Comment (2018-09-21): Loan was resubmitted as NonQM. Reviewer Comment (2018-09-18): Per appendix Q, section 1, B, item 11, social security income must be verified by SSA award letter. Buyer Comment (2018-09-13): Disagree. 1099 should be acceptable as this is a lifetime benefit.	09/21/2018			1	A	6/XX/2018	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
204225190	07/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/19/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/19/2018)	Final disclosure reflects a closing date of 006/XX/2018, document was executed on 06/XX/2018.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
204225190	07/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/19/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $32,573.10, while closing CD seller's fees total $694.11.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
204225190	09/21/2018	Compliance	Compliance	Federal Compliance	Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was resubmitted as NonQM.		Reviewer Comment (2018-09-21): Loan was resubmitted as NonQM.		09/21/2018		2	B	6/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
204225191	07/23/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/06/26/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $58,300.00, while closing CD seller's fees total $97,576.90.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225192	07/20/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,300.00 exceeds tolerance of $1,136.00 plus 10% or $1,249.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $1,300.00 exceeds tolerance limit of $1,249.60 by $50.40, sufficient cure provided at closing in the amount of $50.40. Initial LE settlement closing fee reads $550.00 and final CD reads $550.00 difference of $50.00 or 10.00000%.				07/20/2018		1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
204225192	07/20/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $517.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Final disclosure reflects a total expense for the appraisal of $517.00, initially disclosed as $450.00, sufficient cure provided at closing. Initial LE appraisal fee reads $450.00 and final CD reads $517.00 difference of $67.00 or 14.89000%. Cure provided to the borrower in the amount of $67.00 at closing.				07/20/2018		1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
204225193	07/20/2018	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Collateral Underwriter Score does not provide a high value of confidence in the appraisal.	Collateral Underwriter Score: 5.0			Reviewer Comment (2018-09-19): Desk review supported with 05 variance. Buyer Comment (2018-09-18): Galton guidelines require a Clear Capital CDA to be completed on the appraisal to support the value. The CDA in the file has a 0% variance and Low Risk score. This meets Galton guidelines, a Collateral Underwriter Score is not considered in the Galton appraisal waterfall.	09/19/2018			1	A	6/XX/2018	PA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
204225193	07/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/11/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/11/2018)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing.		Reviewer Comment (2018-09-25): PC CD, LOE, refund and shipping evidence provided.		09/25/2018		2	B	6/XX/2018	PA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
204225193	07/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $272.50 exceeds tolerance of $198.00 plus 10% or $217.80. Insufficient or no cure was provided to the borrower. (0)	Final disclosure reflects an increase in the 10% tolerance fees(recording fee only), total expense is $272.50, exceeds tolerance limit of $198.00 by $74.50, missing proof of valid change disclosed to the borrower, no cure provided at closing.		Reviewer Comment (2018-09-25): PC CD, LOE, refund and shipping evidence provided. Buyer Comment (2018-09-24): MD 9/21/18, received updated PCCD reflecting additional $124.50 lender cure to borrower, LOE, proof of delivery and copy of refund check. Uploaded for review		09/25/2018		2	B	6/XX/2018	PA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
204225193	07/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7563)	Final disclosure reflects a total expense for the Title - Document Preparation Fee of $50.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing. Fee tested as 0% tolerance because it is paid to lender's affiliate.		Reviewer Comment (2018-09-25): PC CD, LOE, refund and shipping evidence provided. Buyer Comment (2018-09-24): MD 9/21/18, received updated PCCD reflecting additional $124.50 lender cure to borrower, LOE, proof of delivery and copy of refund check. Uploaded for review		09/25/2018		2	B	6/XX/2018	PA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
204225194	07/20/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/20/2018)	Missing evidence of receipt of 6/20/18 CD.
Reviewer Comment (2018-08-08): AMC received Disclosure Tracking History in loan details verifying receipt of initial CD on 6/20/18.

Buyer Comment (2018-08-07): SMS 08/07/2018- Loan History details reflect borrower received Initial Closing disclosure dated 06/20/2018.  Uploaded loan history details for AMC review.

Reviewer Comment (2018-08-06): AMC received CD for different borrower.  Missing evidence of receipt for initial CD issued 6/20/18.

 Buyer Comment (2018-08-02): SMS 08/02/2018: Initial Closing Disclosure is dated 06/21/2018 and it was electronically signed by the borrower on 06/21/2018.  Uploaded initial executed closing disclosure for review.
											08/08/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
204225195	07/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/12/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $579,219.00, while closing CD seller's fees total $586,567.22						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225196	07/20/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.01 is less than Guideline PITIA months reserves of 9.00.	Guidelines require 9 months PITI reserves for loans with a balance over $1,000,000.00. After funds of $135,827.26 was applied toward closing, the borrower had reserves available of $44,509.44, or 6.01 months. This resulted in insufficient reserves of $22,144.20, or 2.99 months.
Reviewer Comment (2018-09-06): Based on $129,412.13 as cash and 9505.59 as securities in stock account, reserves are sufficient.

Buyer Comment (2018-09-05): Disagree.  XXXX account XXX reflects stocks sold with $129,412.13 available for withdrawal as a cash amount and is usable at 100%, not 70%.

Reviewer Comment (2018-09-04): Per response, borrower has $219,266.08 in assets, however diligence review verified $180,336.70 including fid stocks $138,917.72 x 70%, XXX chcking $15,947, XXX savings $530, XXX retirement $56,484.06 x 0.55% and $35,000 XXX.  Please indicate where additional assets were sourced.

 Buyer Comment (2018-08-30): Disagree.  Borrower has $219,266.08 in usuable assets with $181,545.93 being liquid.  $134,677.24 is required for closing $84,588.84 available assets after cash to close, and $68,102.37 is needed for reserves.  Borrower has sufficient funds for closing and reserves.
											09/06/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204225196	07/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/06/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/06/2018)	Security Instrument reflects a Notary date of June XX, 2018. The Final CD reflects a consummation date of June XX, 2018.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204225196	07/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/06/2018)	The Seller CD reflects total seller closing costs of $62,156.43, whereas the Buyers CD reflects total seller fees of $1,303.50.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204282325	07/31/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/08/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/08/2018)	Final disclosure reflects a closing date of 06/XX/2018, document was executed on 06/XX/2018. File contains a post closing disclosure with the accurate closing/funding date.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204282325	07/31/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/08/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $66,632.49, while closing CD seller's fees total $66,221.45. The Seller CD reflected a fee of $411.04 that was not on the Final Closing Disclosure.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204282325	07/31/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 06/25/2018, Transaction Date: 06/XX/2018	The hazard policy shows an effective date of 06/25/2018 which is 10 days after the transaction date 06/XX/2018.		Reviewer Comment (2018-09-11): Per PC CD, loan funded after insurance date. Buyer Comment (2018-08-14): Disagree. The loan disbursed 06/XX/2018 per the Closing Disclosure.	09/11/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204282326	08/01/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204282326	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 06/05/2018 received on or after the date the Closing Disclosure 6/6/2018 12:00:00 AM was received. (Interim/06/05/2018)	Revised LE and initial CD were both received on 6/6/18.						2	B	6/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204282327	07/31/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204282327	07/31/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 06/28/2018, Transaction Date: 06/25/2018			Reviewer Comment (2018-09-06): Effective date was after funding date. Buyer Comment (2018-09-04): Disagree. PC CD reflects disbursement date of 06/XX/2018.	09/06/2018			1	A	6/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204282327	07/31/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/25/2018)	Final Cd did not reflect any seller paid fees while seller CD reflected fees totaling $57,724.25						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204282329	08/01/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	6/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204282329	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/18/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/18/2018)	Final CD reflects a closing date of 6/XX/2018, however, notary date on security instrument is 6/XX/2018.		Reviewer Comment (2018-08-01): PCCD and LOE in file		08/01/2018		1	A	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204282329	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/06/18/2018)	Seller Closing Disclosure not provided.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204282330	08/03/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees	TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/06/20/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $48,329.50, while closing CD seller's fees total $51,909.09						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204282331	08/02/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No
204282333	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/12/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/06/12/2018)	Final CD did not provided lender contact information.						2	B	6/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204282333	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Homeowners Association Dues Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/12/2018 did not disclose number of months for Homeowners Association Dues under Prepaids. (Final/06/12/2018)	Final CD did not provided number of months for homeowner association dues.						2	B	6/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204282333	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/12/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/12/2018)	The Final Closing Disclosure should have reflected an amount of $58.90. The Post Closing CD does reflect the Cost to cure to the Borrower for this amount.		Reviewer Comment (2018-08-02): The Post Closing CD dated 7/10/2018 reflects a Credit to the Borrower in the amount of $58.90 to cover the Cost to Cure.		08/02/2018		2	B	6/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204282333	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/12/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $310,953.06, while closing CD sellers fees total $1,169.00.						2	B	6/XX/2018	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204282333	08/01/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $346.00 exceeds tolerance of $261.00 plus 10% or $287.10. Insufficient or no cure was provided to the borrower. (0)	The Post Closing CD dated 7/10/2018 reflects a Credit to the Borrower in the amount of $58.90 to cover the Cost to Cure.		Reviewer Comment (2018-08-02): PCCD and LOE and a copy of the reimbursement check in the amount of $58.90 was provided to the borrower on 07/10/18.		08/02/2018		2	B	6/XX/2018	OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204282333	08/02/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $346.00 exceeds tolerance of $261.00 plus 10% or $287.10. Sufficient or excess cure was provided to the borrower. (0)	The Post Closing CD dated 7/10/2018 reflects a Credit to the Borrower in the amount of $58.90 to cover the Cost to Cure.		Reviewer Comment (2018-08-08): The Post Closing CD dated 7/10/2018 reflects a Credit to the Borrower in the amount of $58.90 to cover the Cost to Cure. Comment:		08/08/2018		2	B	6/XX/2018	OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204282335	07/31/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $365.00 exceeds tolerance of $363.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure provided on Final Closing Disclosure				07/31/2018		1	A	6/XX/2018	MD	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
204282337	07/31/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $235,000.00 is less than the note amount of $237,250.00 based on the title evidence in file.	Title Policy Amount of $235,000.00 is less than the note amount of $237,250.00 based on the title evidence in file.
Reviewer Comment (2018-09-06): Reviewed with management and per client request allowing use of closing instructions to update title insurance amount.

Buyer Comment (2018-09-05): Galton guidelines do not appear to address specific requirements.  Closing Instructions should be considered as the final title policy will reflect the loan amount per the closing instructions and is provided to Galton at purchase of loan or prior to securitization.

Reviewer Comment (2018-09-04): Updated title is required to clear this exception, closing instructions are not sufficient as source for title insurance amount.

 Buyer Comment (2018-08-30): Disagree.  Closing instructions provided under legal documents reflects the lender's instructions for loan amount on page 4 of the pdf.
											09/06/2018			1	A	7/XX/2018	UT	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
204282339	08/01/2018	Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date 06/20/2018, Transaction Date: 06/XX/2018			Reviewer Comment (2018-09-04): Effective date is after funding date. Buyer Comment (2018-08-30): Disagree. PC CD reflects disbursement date of 06/XX/2018.	09/04/2018			1	A	6/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
204282342	08/01/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/15/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, it just means the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns		Reviewer Comment (2018-09-04): Signed 1040s provided.	09/04/2018			1	A	7/XX/2018	HI	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204282342	08/01/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Missing signed 1040s as required by appendix Q.		Reviewer Comment (2018-09-04): Signed 1040s provided. Buyer Comment (2018-08-30): Disagree. Signed 1040's in file in income section of tree.	09/04/2018			1	A	7/XX/2018	HI	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204282342	08/01/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/15/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, it just means the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns						2	B	7/XX/2018	HI	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204282342	08/01/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing signed 2015/2016 1040s.		Reviewer Comment (2018-09-04): Signed 1040s provided. Buyer Comment (2018-08-30): Disagree. Signed 1040's in file in income section of tree.	09/04/2018			1	A	7/XX/2018	HI	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204282343	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/26/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $15,992.00, while closing CD sellers fees total $15,667.00.						2	B	5/XX/2018	UT	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204282344	07/31/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/21/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/21/2018)	Final disclosure reflects a closing date of 05/XX/2018, document was executed and notary was dated on 05/XX/2018.						2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204282344	07/31/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/21/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $53,591.67, while closing CD seller's fees total $957.00.						2	B	5/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204282345	08/01/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 43.54493% exceeds Guideline total debt ratio of 43.00000%.	Guidelines state 1031 exchange transactions are not eligible; co-borrower sold property to exchange for subject property. Final 1008 reflects DTI exception was made and the use of 1031 exchange funds on exception approved by investor. However, no actual investor exception waiver was provided.		Reviewer Comment (2018-09-05): income was higher than reported, borrower 1003s reported lower income which was originally used to qualify. Buyer Comment (2018-08-31): Disagree. Provided debt to income calculation in upload. No DTI exception required. DTI is 42.17%	09/05/2018			1	A	6/XX/2018	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
204282345	08/01/2018	Credit	Credit	Miscellaneous	Credit	Credit Exception:		Guidelines state 1031 exchange transactions are not eligible; co-borrower sold property to exchange for subject property. 1008 reflects 1031 exchange funds exception approved by investor. However, no actual investor exception waiver was provided.	28% LTV < 85% guideline max 38 months of reserves > 21 months required.	Reviewer Comment (2018-09-11): Exception was provided waiving with verified compensating factors. Buyer Comment (2018-09-11): 1031 Exception from Galton Reviewer Comment (2018-09-05): 1031 is not eligible regardless of DTI. Buyer Comment (2018-08-31): Disagree. Provided debt to income calculation in upload. No DTI exception required. DTI is 42.17%			09/11/2018	2	B	6/XX/2018	CA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
204282346	08/01/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/07/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $58,582.00, while closing CD seller's fees total $58,252.00						2	B	6/XX/2018	UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204282347	07/31/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2018	CA	Investment	Refinance - Rate/Term		B	A	B	A	A	A	A	A	N/A	N/A	No
204282348	08/01/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/15/2018)							2	B	6/XX/2018	IL	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
204282349	07/31/2018	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003								2	B	7/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
204282349	08/01/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock not provided.						2	B	7/XX/2018	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
204282350	08/01/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-09-21): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	4/XX/2018	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	A	B	A	A	A	A	A	Non QM	Non QM	No
204344620	08/06/2018	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.							2	B	6/XX/2018	MA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
204344621	08/06/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/12/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	2017 Tax return documentation not in the loan file. No signed tax return extension provided.						2	B	6/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204344621	08/06/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/12/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	2017 Tax return documentation not in the loan file. No signed tax return extension provided.						2	B	6/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204344621	08/06/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $945.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Sufficient cure was provided to the borrower at Closing				08/06/2018		1	A	6/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204344621	08/06/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7552)	Sufficient cure was provided to the borrower at Closing				08/06/2018		1	A	6/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204344624	08/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/20/2018)	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $34,031.00, while closing CD seller's fees total $28,811.00						2	B	6/XX/2018	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204344624	08/07/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $51.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $51.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing.				08/07/2018		1	A	6/XX/2018	AZ	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204344625	08/10/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $93.10 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					08/10/2018		1	A	6/XX/2018	TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204344626	08/07/2018	Credit	Assets	Asset Documentation	Assets	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 12/29/2017 // Account Type: Stocks/Bonds / Account Number: XXX Asset Account Date: 12/29/2017	Accoubnt is required for reserves and is dated 6 months old at closing.		Reviewer Comment (2018-09-05): updated statment provided. Buyer Comment (2018-08-31): Disagree. There are 12 months statements for XXX in the file. Uploaded most recent statement for XXX dated 05/31/2018.	09/05/2018			1	A	6/XX/2018	NC	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
204344626	08/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per deal doc notes, Loan designation is NON QM This is an Asset Securitization- No Ratio Loan						2	B	6/XX/2018	NC	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
204344626	08/07/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	This is an Asset Securitization- No Ratio Loan		Reviewer Comment (2018-08-13): Asset Qualification program, regraded to EV2-B				2	B	6/XX/2018	NC	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
204344626	08/07/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $5,806.90 on Final Closing Disclosure provided on 06/29/2018 not accurate. (Final/06/29/2018)	Escrow declined by borrowers		Reviewer Comment (2018-08-29): Tax Certificate provided confirm annual taxes Buyer Comment (2018-08-29): MD 8/29/18, The monthly ETIA of $580.69 is correct and the lender is allowed to disclose 10 months ($5806.93). ETIA breaks down as $2500/yr for HOA (see appraisal), $494.08 for taxes on lot 34, $3014.24 for taxes on lot 33 and $960/yr for HOI. Uploaded tax sheets to show the two separate lots.	08/29/2018			1	A	6/XX/2018	NC	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	ATR Risk	Yes
204344626	08/13/2018	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.							2	B	6/XX/2018	NC	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
204344626	08/13/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Loan is an asset qualifier loan no employment or income documentation required to be provided per program guidelines.						2	B	6/XX/2018	NC	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	ATR Risk	No
204344627	08/07/2018	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard coverage is short by $113,500.00 based on 80% of appraised value. Appraisal does not include cost to rebuild and missing insurer estimate of replacement cost		Reviewer Comment (2018-09-06): Guidelines allow lessor coverage of loan amount. Buyer Comment (2018-09-05): Please see page 154 of the guidelines and clear. Reviewer Comment (2018-09-04): Please provide page or section from guidelines, unable to locate. Without guides, following FNMA standard. Buyer Comment (2018-08-30): Disagree. Loan amount is $660,000.00 and coverage is $782,500.00, which is sufficient. Guidelines allow coverage to be total of actual unpaid balances of the 1st and 2nd lien. There is only a first lien.	09/06/2018			1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204344627	08/07/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Loan exceeds HOEPA threshold by $830.07, all related HOEPA documentation not provided		Reviewer Comment (2018-08-30): Points and fees worksheet was provided along with pricing index verifying bonafide discount points.	08/30/2018			1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204344627	08/07/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Loan exceeds HOEPA threshold by $830.07, all related HOEPA documentation not provided		Reviewer Comment (2018-08-30): Points and fees worksheet was provided along with pricing index verifying bonafide discount points.	08/30/2018			1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204344627	08/07/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	Loan exceeds HOEPA threshold by $830.07, all related HOEPA documentation not provided		Reviewer Comment (2018-08-30): Points and fees worksheet was provided along with pricing index verifying bonafide discount points.	08/30/2018			1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204344627	08/07/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Loan exceeds HOEPA threshold by $830.07, all related HOEPA documentation not provided		Reviewer Comment (2018-08-30): Points and fees worksheet was provided along with pricing index verifying bonafide discount points.	08/30/2018			1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204344627	08/07/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.13267% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of $32,112.60 on a Federal Total Loan Amount of $625,650.77 vs. an allowable total of $31,282.53 (an overage of $830.07 or .13267%). Non-Compliant High Cost Loan.	Need evidence of undiscounted/par rate, and price to get the adjusted start rate in order to determine if discount points are bona fide and eligible for exclusion.		Reviewer Comment (2018-08-30): Points and fees worksheet was provided along with pricing index verifying bonafide discount points. Buyer Comment (2018-08-29): MD 8/29/18, EM initially failed the loan for HOEPA as well, but the lender later submitted additional documentation containing the undiscounted rate (5.25%) and well as their bona fide discount points ($8,250). Uploaded lender's documentation and EM's updated CE report to show PASS results for HOEPA testing.	08/30/2018			1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204344627	08/07/2018	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Loan exceeds HOEPA threshold by $830.07, all related HOEPA documentation not provided		Reviewer Comment (2018-08-30): Points and fees worksheet was provided along with pricing index verifying bonafide discount points.	08/30/2018			1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
204344627	08/07/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $442.00 exceeds tolerance of $425.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure provided on Final Closing Disclosure				08/07/2018		1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204344627	08/07/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for No Description. Fee Amount of $75.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75227)	Cure provided on Final Closing Disclosure				08/07/2018		1	A	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204344627	08/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Discount Point Percentage	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 06/29/2018 disclosed Discount Point percentage that does not match disclosed calculated percentage of loan amount. (Final/06/29/2018)	Final disclosure reflects total points of of $30,517.60, 4.586% of $660,000 calculation is $$30,267.60						2	B	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204344627	08/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/29/2018 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/06/29/2018)	Mid property value used from CDA						2	B	7/XX/2018	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
204344628	08/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/19/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/19/2018)	Cure for the closing protection letter fee of $20 was not provided.						2	B	6/XX/2018	VA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204344628	08/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $20.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7562)	Fee was not disclosed on the LE.						2	B	6/XX/2018	VA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204344629	08/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204344629	08/07/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204344629	08/07/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204344629	08/07/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Lender credited the Borrower at Closing the amount of $17.00 for the Cost to Cure.				08/07/2018		1	A	7/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204344630	08/08/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $450,000.00 is less than the note amount of $452,000.00 based on the title evidence in file.	The loan amount reflected and the Note and Security Instrument is $452,000.00. The Preliminary Title Policy reflects a coverage amount of $450,000.00. There is a deficiency in coverage of $2,000.00.		Reviewer Comment (2018-09-11): Reviewed with management and allowed use of alternate doc for title insurance amount. Reviewer Comment (2018-09-04): Please provided updated title, closing instructions are not sufficient as source document. Buyer Comment (2018-08-30): Disagree. Closing instructions provided under legal documents reflects the lender's instructions for loan amount on page 6 of the pdf for increase of title insurance to $452,000.00.	09/11/2018			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204344630	08/08/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Closing Disclosure states $6,838.69 however Initial Escrow Disclosure states $7221.17						2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204344631	08/07/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock not provided						2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204344631	08/07/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	LO Compensation Disc is missing in file						2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204344631	08/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/03/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/07/03/2018)	Lender Contact and Contact NMLS not provided						2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204344631	08/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	Evidence of earlier borrower receipt was not provided.						2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
204344633	08/07/2018	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003								2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204344633	08/07/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204344633	08/07/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,639.45 exceeds tolerance of $1,490.00 plus 10% or $1,639.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Cure for 10% tolerance violation ($0.45) was provided.				08/07/2018		1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204344636	08/07/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/27/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $17,434.42 while closing CD sellers fees total $831.35.						2	B	6/XX/2018	OH	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204344638	08/08/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
204344638	08/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 06/29/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/06/29/2018)	Final Closing Disclosure reflects tax service fee in Section B as paid to the lender.						2	B	6/XX/2018	CA	Primary	Purchase	Good Faith Redisclosure	B	B	B	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204344638	08/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/06/29/2018)	Seller paid fees on the buyers Closing Disclosure is $48,227; seller paid fees on the sellers Closing Disclosure is $49,517.						2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204344638	08/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Pick Up Fee. Fee Amount of $77.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75176)					08/09/2018		1	A	6/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	B	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204344639	08/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/09/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/09/2018)	Verified per the final CD the closing date of 7/XX/2018 does not match the signature date of 7/XX/2018, a post closing disclosure was provided with the correct closing/funding date						2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204344640	08/08/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2018	CO	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204344640	08/08/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 05/25/2018 did not disclose number of months for Property Tax under Prepaids. (Final/05/25/2018)	Final disclosure reflects payment for delinquent taxes in section F, number of months paid not provided						2	B	5/XX/2018	CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204344642	08/09/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018	Post disaster inspection not provided.		Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	5/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204344642	08/09/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	5/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204349836	08/10/2018	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard coverage of $382,000 exceeds loan amount but is less than 80% of appraisal cost to rebuild of $499,170 or $339,336. Missing insurer estimate of replacement cost which would override appraisal cost estimate.		Reviewer Comment (2018-09-06): Guidelines allow lessor coverage of loan amount. Buyer Comment (2018-09-05): Please see page 154 of the guidelines and clear. Reviewer Comment (2018-09-05): Please provide section/page number for guidelines, diligence was unable to verify insurance requirement and defaulted to FNMA standard. Buyer Comment (2018-08-30): Disagree. Guidelines allow coverage to be total of actual unpaid balance of the 1st and 2nd lien. There is only a first with a loan amount of $336,000.00. Coverage of $382,000.00 is sufficient	09/06/2018			1	A	6/XX/2018	WA	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	N/A	N/A	No
204349837	08/09/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	6/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
204349838	08/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $170.00 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Credit report increased to $170 without valid COC however final CD reflects cure of $240 sufficient to cure issue.				08/09/2018		1	A	6/XX/2018	WA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204349838	08/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/06/07/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $55,845.68 while closing CD sellers fees total $0.00.						2	B	6/XX/2018	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204349839	08/09/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $513,250.00 is less than the note amount of $538,250.00 based on the title evidence in file.
Reviewer Comment (2018-09-06): Reviewed with management and per client request allowing use of closing instructions to update title insurance amount.

Buyer Comment (2018-09-05): Galton guidelines do not appear to address specific requirements.  Closing Instructions should be considered as the final title policy will reflect the loan amount per the closing instructions and is provided to Galton at purchase of loan or prior to securitization.

Reviewer Comment (2018-09-05): Closing instructions are not appropriate source for title insurance verification.  Please provide updated title with sufficient policy.

 Buyer Comment (2018-08-30): Disagree.  Closing Instructions under legal docs page 9 of the pdf reflects loan amount of $538,250.00.
											09/06/2018			1	A	6/XX/2018	NY	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204349839	08/09/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	6/XX/2018	NY	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
204349839	08/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)					08/09/2018		1	A	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204349839	08/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $185.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7508)					08/09/2018		1	A	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204349839	08/09/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75208)					08/09/2018		1	A	6/XX/2018	NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
204349840	08/09/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/12/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/12/2018)	This exception is due to open 0% or 10% tolerance exceptions and will be cured when all tolerance violations are resolved.						2	B	7/XX/2018	NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204349840	08/09/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/09/2018)	Proof of receipt not evidence not in file.		Reviewer Comment (2018-09-11): Evidence of earlier receipt provided. Buyer Comment (2018-08-17): SMS 08/17/2018- Uploaded proof of receipt of initial Closing Disclosure dated 07/09/2018.	09/11/2018			1	A	7/XX/2018	NC	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
204349840	08/15/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $592.00 exceeds tolerance of $442.00. Insufficient or no cure was provided to the borrower. (7506)	$150 refund was reflected on 7/30/18 PC CD, however no evidence of refund was included.		Reviewer Comment (2018-09-11): Evidence of $203 receipt was provided. Buyer Comment (2018-08-17): SMS 08/17/2018- Uploaded copy of refund check and proof of method of delivery as well as explanation letter to borrower for AMC review.		09/11/2018		2	B	7/XX/2018	NC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204349840	09/11/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $592.00 exceeds tolerance of $442.00. Sufficient or excess cure was provided to the borrower. (7506)	Evidence of $203 receipt was provided.		Reviewer Comment (2018-09-11): Evidence of $203 receipt was provided.		09/11/2018		2	B	7/XX/2018	NC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204349841	08/09/2018	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/21/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 03/15/2018.	Most recent tax returns were not provided, file does contain documentation of extensions filed						2	B	7/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204349841	08/09/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.							2	B	7/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204349842	08/10/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204349842	08/10/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/21/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/21/2018)	Final disclosure reflects a closing date of 07/XX/2018, document was executed on 07/XX/2018, fie contains a post closing disclosure with the correct closing/funding date						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427184	08/27/2018	Compliance	Compliance	Miscellaneous Compliance	ATR/QM Defect	Rental Income Documentation - Schedule E Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for 2439 Federal Blvd. Lease Agreement and/or Tax Transcripts / Returns not provided. (Non-Subject Investment/Schedule E)	Missing lease agreement.		Reviewer Comment (2018-09-05): Rental was excluded form qualification, full PITI used to qualify did not materially effect loan. Buyer Comment (2018-08-31): Disagree. Rental income is not being used to qualify.	09/05/2018			1	A	6/XX/2018	CO	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204427184	08/27/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing lease agreement.		Reviewer Comment (2018-09-05): Rental was excluded form qualification, full PITI used to qualify did not materially effect loan. Buyer Comment (2018-08-31): Disagree. Rental income is not being used to qualify.	09/05/2018			1	A	6/XX/2018	CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427184	08/27/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/05/31/2018)	Seller's CD had the total fees as $40,681.34. Consumer Final CD did not list Seller fees.						2	B	6/XX/2018	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427185	08/20/2018	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/29/2018)	Documention in the loan file supports the appraisal report was emailed to the borrower on 06/25/2018; however, the report was dated 06/29/2018.						2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204427185	08/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Borrower Closing Costs	TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 06/29/2018 disclosed Total Closing Costs that does not match Total Closing Costs (Borrower-Paid) on page 2. (Final/06/29/2018)	The CD reflects the Closing Costs at Closing as $7,544.50 ($4,295.00 loan cost + $3,249.50 other cost). However, the actual cost on page 2 were $4,495.00 + $2,915.86 = $7,410.86 difference of $143.64. Corrected PC CD was provided, to cure, provided LOE to borrower and evidence of deliver.		Reviewer Comment (2018-08-29): Cured on PC CD		08/29/2018		2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427185	08/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Borrower Other Costs	TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 06/29/2018 disclosed Other Costs that does not match Total Other Costs (Borrower-Paid) on page 2. (Final/06/29/2018)	The CD reflects the Other Costs as $3,249.50, however page 2 reflects the Other Costs as $2,915.86. Corrected PC CD was provided, to cure, provided LOE to borrower and evidence of deliver.		Reviewer Comment (2018-08-29): Cured on PC CD		08/29/2018		2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427185	08/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Borrower Paid Loan Costs	TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 06/29/2018 disclosed Loan Costs that does not match Total Loan Costs (Borrower-Paid) on page 2. (Final/06/29/2018)	The CD reflects the Loan Costs as $4,295.00, however page 2 reflects the Other Costs as $4,495.00. However, PC CD was provided with the correction, to cure, provided LOE to borrower and evidence of deliver.		Reviewer Comment (2018-08-29): Corrected on PCCD with LOE.		08/29/2018		2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427185	08/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/29/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/29/2018)	The Closing occurred on July XX, 2018 however the Final signed CD reflected a Closing Date of July XX, 2018. PCCD reflects a closing date of 7/XX/18 and does not cure exception.						2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427185	08/20/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller Borrower Paid Cash to Close	TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided on 06/29/2018 disclosed Cash to Close in the Costs at Closing Table that does not match the Calculating Cash to Close table. (Final/06/29/2018)	Page 1 of the Final CD indicates the borrower is required to bring $1,772.50 to closing. The Cash to Close table on page 3 reflects the amount required from the borrower is $2,735.96.However a PC CD was provided, to cure, provided LOE to borrower and evidence of deliver.		Reviewer Comment (2018-08-29): Corrected on PC CD		08/29/2018		2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427185	08/21/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2018	CA	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204427185	08/29/2018	Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title - Tax cert fee paid to borrower selected vendor is in section B.						2	B	7/XX/2018	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427187	08/22/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Type of compensation not disclosed in file.						2	B	7/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204427187	08/22/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/12/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/12/2018)	Verified per the final CD the closing date is 7/XX/2018, however the notary date is 7/XX/2018. To cure, provided corrected PC CD along with LOE to borrower and evidence of deliver.						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427187	08/22/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/12/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/12/2018)	This exception is due to open 0% or 10% tolerance exceptions and will be cured when all tolerance violations are resolved		Reviewer Comment (2018-09-06): COC provided. No CO or smoke detector. The investor will need a 1004D	09/06/2018			1	A	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427187	08/22/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/07/12/2018)	Seller CD located in the file is a draft.						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427187	08/22/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Appraisal RE-Inspection Fee was not disclosed on the initial LE but on the final CD reads $150.00. It appears the borrower was not notified of this additional fee after LE was disclosed. Missing valid change in circumstance.		Reviewer Comment (2018-09-06): COC provided. No CO or smoke detector. The investor will need a 1004D Buyer Comment (2018-09-05): SMS 09/05/2018- Received email notification indicating that a 1004D would be required for the subject property and a revised LE dated 06/07/2018 reflecting the addition of the fee. All documentation meets the requirements of documenting a valid CoC, as stated by 1026.19(e)(3)(iv)-3. Uploaded for AMC review.	09/06/2018			1	A	7/XX/2018	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427188	08/22/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204427188	08/22/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Evidence of disclosure is missing from the file.						2	B	7/XX/2018	CA	Primary	Refinance - Cash-out - Other		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204427188	08/22/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/17/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/17/2018)	Post Consummation CD reflects the correct closing date of 07/XX/2018.		Reviewer Comment (2018-08-22): Letter of Explanation & Corrected Closing Disclosure in file		08/22/2018		1	A	7/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427189	08/27/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204427189	08/27/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/20/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/20/2018)	Final disclosure reflects a closing date of 07/XX/2018, document was executed on 07/XX/2018. File contains a post closing disclosure with the accurate closing/funding date						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427189	08/27/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/07/20/2018)	The loan file is missing the sellers final disclosure; however, the borrower final disclosure shows the seller paid $59,378.50 in closing costs.						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427190	08/22/2018	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $1,595,000.00 is less than the note amount of $1,596,000.00 based on the title evidence in file.			Reviewer Comment (2018-09-11): Reviewed with management and allowed use of alternate doc for title insurance amount. Reviewer Comment (2018-09-05): Title fee sheet and closing instructions are not a valid source, please provide updated title verifying sufficient coverage. Buyer Comment (2018-08-31): Disagree. Title fee sheet reflects loan amount of $1,596,000.00.	09/11/2018			1	A	7/XX/2018	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204427190	08/22/2018	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock not provided.						2	B	7/XX/2018	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
204427190	08/22/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/23/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/23/2018)	Closing disclosure reflects closing date of 7/XX/18 however co-application signed CD on 7/25/18.						2	B	7/XX/2018	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427191	08/24/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/07/23/2018)	Seller paid fees on the buyers Closing Disclosure is $69,033.95; seller paid fees on the sellers Closing Disclosure is $75,453.95.						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427192	08/24/2018	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	LO compensation Disc is missing in file						2	B	7/XX/2018	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204427192	08/24/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/24/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/24/2018)	Final Closing Disclosure reflects closing date of 07/XX/18; actual date of consummation is 07/XX/18.						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204427192	08/24/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 07/24/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/24/2018)	Final Cd did not disclosed any seller paid fees Seller Cd is missing in file Post Closing Cd disclosed $55154.44 in seller paid fees		Reviewer Comment (2018-09-28): Alternative document allowed to be used in lieu of Seller's CD. Reviewer Comment (2018-09-06): ALTA Final Settlement received. Sellers CD is required. Please provided Sellers CD. Thanks. Buyer Comment (2018-09-05): SMS 09/05/2018- Final Alta Settlement Statement used to confirm all seller paid fees on PCCD dated 07/31/2018. (See #202898559 for guidance as this should now be an EV2). Uploaded FInal Alta for AMC review.	09/28/2018			1	A	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204427192	08/24/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Home Loan Toolkit missing in file		Reviewer Comment (2018-09-06): Document received Home Loan Toolkit sent on 06/25/2018	09/06/2018			1	A	7/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
204427192	08/24/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 07/19/2018 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not provided.		Reviewer Comment (2018-09-06): Document received confirms receipt of Initial CD on 07/19/2018 Buyer Comment (2018-09-05): SMS 09/05/2018- Loan History Details in file reflects borrower IP address as evidence borrower received revised Closing Disclosure dated 07/19/2018 on 07/19/2018. Uploaded to AMC for review.	09/06/2018			1	A	7/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
204427192	09/28/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/07/24/2018)	Fees were not listed on Buyer CD.						2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204427196	08/21/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan was originated under an Asset Qualification program		Reviewer Comment (2018-09-11): Regraded loan designation mismatch for this Asset Qualifier loan to EV2-B				2	B	6/XX/2018	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204427196	08/21/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Loan was originated under an Asset Qualification program		Reviewer Comment (2018-09-11): Regraded this exception based on Asset Qualifier Guidelines to EV2-B				2	B	6/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
204427196	08/21/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	All CDs other than final used alternate tables however final closing disclosure was prepared on CD generally used for purchases.		Reviewer Comment (2018-08-22): PC Cd reflects without seller and have LOE and proof of deliver in file.		08/22/2018		2	B	6/XX/2018	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204427196	08/21/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/28/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/28/2018)	CD reflects closing date of 7/XX/18 however actual date of consummation was 6/XX/18.		Reviewer Comment (2018-08-22): LOE and PC CD reflecting closing date of 06/XX/18 were provided.		08/22/2018		1	A	6/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204427196	08/22/2018	Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	No income documentation provided as loan is asset qualifier loan.						2	B	6/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
204427196	08/22/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Alternate Table	TILA-RESPA Integrated Disclosure –Costs at Closing/ Calculating Cash to Close: Final Closing Disclosure provided on 06/28/2018 did not consistently use the alternate tables throughout the disclosure. (Final/06/28/2018)	Final CD did not use alternate tables as other CDs did was prepared on CD generally used for purchase transactions.		Reviewer Comment (2018-08-22): Letter of Explanation & Corrected Closing Disclosure		08/22/2018		2	B	6/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204427196	08/22/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee increased to $750 however CD reflects cure of $250 sufficient to cover required cure.				08/22/2018		1	A	6/XX/2018	CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204427196	08/22/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 06/28/2018 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (Final/06/28/2018)	Final Closing Disclosure provided on 06/28/2018 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close.		Reviewer Comment (2018-08-22): Letter of Explanation & Corrected Closing Disclosure		08/22/2018		2	B	6/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
204427197	08/21/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 07/12/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/12/2018)	TRID non compliant. Seller pad fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $0.00 while closing CD sellers fees total $0.00.		Reviewer Comment (2018-09-06): AMC received final ALTA Settlement Statement which confirms there were no Seller paid fees. Buyer Comment (2018-09-05): SMS 09/05/2018- No seller fees were disclosed on consumer CD, seller fees were taken from final settlement statement. Uploaded Final Alta for AMC review.	09/06/2018			1	A	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204427197	08/21/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/12/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/07/12/2018)	Final CD does not reflect reason for Non Escrow. To cure, provided corrected PC CD along with LOE to borrower and evidence of deliver.		Reviewer Comment (2018-09-20): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-09-19): SMS 09/19/2018- Received PCCD correcting reason for not having an escrow account, Letter of explanation along with evidence of delivery to borrower. Uploaded to AMC for review.		09/20/2018		2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204427200	08/22/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	7/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
204427202	08/21/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 06/01/2018 did not disclose number of months for homeowner's insurance under Prepaids. (Final/06/01/2018)	Verified per the final CD the number of months of prepaid homeowner insurance is blank.						2	B	6/XX/2018	WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204427203	08/22/2018	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/08/03/2018)	TRID non-compliant. Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure. Seller's CD shows $70,123.35 in seller paid closing costs, borrower's final CD shows $67,049.50. To cure, provided corrected PC CD along with LOE to borrower and evidence of deliver.						2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	B	B	A	A	Non QM	Non QM	Yes
204427203	08/22/2018	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018			Reviewer Comment (2018-10-09): AMC is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-10-08): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	10/09/2018			1	A	8/XX/2018	CA	Primary	Purchase		B	B	B	A	B	B	A	A	Non QM	Non QM	No
204427204	08/20/2018	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	B	6/XX/2018	OR	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
204427204	08/20/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,735.00 exceeds tolerance of $1,562.00 plus 10% or $1,718.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Final disclosure reflects an increase in the 10% tolerance fees, total expense is $1,735.00, exceeds tolerance limit of $1,562.00 by $173.00, sufficient cure provided at closing.				08/20/2018		1	A	6/XX/2018	OR	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204427204	08/20/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $16.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75197)	Final disclosure reflects a total expense for the Title - Recording Service Fee of $16.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.				08/20/2018		1	A	6/XX/2018	OR	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204427204	08/20/2018	Compliance	Compliance	Federal Compliance	Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)	Final disclosure reflects a total expense for the Title - Endorsement Fee of $100.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.				08/20/2018		1	A	6/XX/2018	OR	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204427206	08/20/2018	Credit	Credit	Credit Documentation	Credit	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided				Reviewer Comment (2018-09-18): Prior rental verification was provided. Buyer Comment (2018-09-17): Disagree. Please review all pages of documentation uploaded. Reviewer Comment (2018-09-12): History provided is incomplete. Only 9 rental payments were verified. Buyer Comment (2018-09-11): Disagree. Rental history in file. Transaction summaries for wires and paying through bank accounts is in the file.	09/18/2018			1	A	7/XX/2018	AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
204427206	08/23/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan Designation determined as Non QM due to missing income documents.		Reviewer Comment (2018-09-18): Loan meets SHQM Reviewer Comment (2018-09-12): 2017 is current year for tax returns, please provide 2016 documentation. Buyer Comment (2018-09-11): Disagree. Documentation is not missing from the file.	09/18/2018			1	A	7/XX/2018	AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
204427206	08/23/2018	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/29/2018)	Missing evidence that the borrower was provided the closing disclosure at least 3 business days prior to closing.		Reviewer Comment (2018-09-12): Evidence of earlier receipt provided. Buyer Comment (2018-09-11): 09/11/2018- Disagree. File contains edisclosure tracking documentation reflecting envelope Id# for Initial Closing Disclosure dated 06/29/2018 that matches envelope ID located on top left hand corner of initial closing disclosure as well as borrowers IP address as evidence borrower received initial closing disclosure on 06/29/2018. Uploaded copy of Initial closing disclosure as well as edisclosure tracking document for AMC review.	09/12/2018			1	A	7/XX/2018	AZ	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
204427206	08/23/2018	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Missing previous year business tax transcripts or signed business tax return.		Reviewer Comment (2018-09-18): Business was formed in 2017, no prior years available. Income loss was considered in qualifying Buyer Comment (2018-09-17): Disagree. Business was started 02/01/2017. Negative income is being included, or income would not have been included in cash flow. Reviewer Comment (2018-09-12): 2017 is current year for tax returns, please provide 2016 documentation. Buyer Comment (2018-09-11): Disagree. Business transcripts for 2017 are in the file and the signed returns are in the file	09/18/2018			1	A	7/XX/2018	AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
204427206	08/24/2018	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX	Provide prior year tax transcripts or signed tax returns.		Reviewer Comment (2018-09-18): Signed taxes provided. Buyer Comment (2018-09-17): Disagree. Business was started 02/01/2017. Negative income is being included, or income would not have been included in cash flow. Reviewer Comment (2018-09-12): 2017 is current year for tax returns, please provide 2016 documentation. Buyer Comment (2018-09-11): Disagree. Business transcripts for 2017 are in the file and the signed returns are in the file	09/18/2018			1	A	7/XX/2018	AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No